UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333- 164120

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 1	☑
and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811- 04460

Amendment No. 156	☑

(Check appropriate box or boxes.)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1
(Exact Name of Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Name of Depositor)
(Formerly Issued by Nationwide Life Insurance Company of America)

One Nationwide Plaza, Columbus, Ohio 43215
(Address of Depositor's Principal Executive Offices)   (Zip Code)

Depositor's Telephone Number, including Area Code	(614) 249-7111

Name and Address of Agent for Service:

Robert W. Horner, III
Vice President and Secretary
One Nationwide Plaza, Columbus, Ohio  43215

Approximate Date of Proposed Public Offering	May 1, 2010.

It is proposed that this filing will become effective (check appropriate box)
☐        immediately upon filing pursuant to paragraph (b)
☑        on May 1, 2010 pursuant to paragraph (b)
☐        60 days after filing pursuant to paragraph (a)(1)
☐        on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
☐        this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered	Units of Interest in Individual Flexible Premium Adjustable Variable Life Insurance Policies

Options Premier Individual Flexible Premium Adjustable Variable Life Insurance Policy
Issued by
Nationwide Provident VLI Separate Account 1
a nd
Nationwide Life Insurance Company		PROSPECTUS
Service Center 5100 Rings Road, RR1-04-D4 Dublin, Ohio 43017	Main Administrative Office One Nationwide Plaza Columbus, Ohio 43215	May 1, 2010
Telephone: (800) 688-5177

This prospectus describes an individual flexible premium adjustable variable life insurance policy ("Policy") originally issued by Nationwide Life Insurance Company of America (the "Company" or "NLICA").  The Policy is a long-term investment designed to provide significant life insurance benefits for the Insured.  This prospectus provides information that a prospective Owner should know before investing in the Policy.  You should consider the Policy in conjunction with other insurance you own.  It may not be advantageous to replace existing insurance with the Policy, or to finance the purchase of the Policy through a loan or through withdrawals from another policy.  The Policies were sold on a continuous basis until December 31, 2008 by licensed insurance agents in those states where the Policies could lawfully be sold.  Beginning January 1, 2009 no new policies will be sold, but agents may continue to accept additional premium on existing Policies.

Effective following the close of business on December 31, 2009, Nationwide Life Insurance Company of America ( " NLICA " ) merged with and into Nationwide Life Insurance Company ( " NLIC " ) .  Upon consummation of the merger, NLICA ' s separate corporate existence ceased by operation of law, and NLIC assumed legal ownership of all of the assets of NLICA, including the separate accounts funding the flexible premium adjustable survivorship variable life insurance policies (each a " Policy " ) formerly issued by NLICA, and the assets of those separate accounts.  As a result of the merger, NLIC became responsible for all liabilities and obligations of NLICA, including those created under the Policies; and the separate account that funds the benefits for your Policy, became a separate account of NLIC.  The Policies have thereby become variable life insurance policies funded by a separate account of NLIC, and each Policy Owner has become a Policy Owner of NLIC .

Please note:   The merger will not affect your rights under the Policy; there are no income tax consequences for you as a result of the merger; and you will not be charged any additional fees or expenses as a result of the merger.

Before January 1, 2010, the Policies were issued by NLICA, at that time a wholly owned subsidiary of Nationwide Financial Services, Inc. ( " NFS " ), a holding company.  NLICA was chartered by the Commonwealth of Pennsylvania in 1865 under the name Provident Mutual Life Insurance Company ( " PMLIC " ).  On October 1, 2002, PMLIC converted from a mutual insurance company to a stock insurance company, changed its name to Nationwide Life Insurance Company of America, and became a wholly owned subsidiary of NFS, pursuant to terms of a sponsored demutualization.  Also, as a part of the sponsored demutualization, the Provident Mutual Variable Life Separate Account changed its name to the Nationwide Provident VLI Separate Account 1.

Nationwide Life Insurance Company ( " NLIC " ) is a stock life insurance company organized under Ohio law in March, 1929, with its Main Administrative Office at One Nationwide Plaza, Columbus, Ohio 43215.  NLIC provides life insurance, annuities and retirement products.  NLIC is a wholly owned subsidiary of NFS.  NLIC is an indirect wholly owned subsidiary, and NFS a direct wholly owned subsidiary, of Nationwide Mutual Insurance Company.

You can allocate your Policy's values to:

•	Nationwide Provident VLI Separate Account 1 (the "Separate Account"), which invests in the Portfolios listed on the next page; or

•	the Guaranteed Account, which credits a specified rate of interest.

A prospectus for each of the Portfolios available through the Separate Account must accompany this prospectus.  Please read these documents before investing and save them for future reference.

We offer a variety of variable universal life policies.  Despite offering substantially similar features and investment options, certain policies may have lower overall charges than others, including this policy.  These differences in charges may be attributable to differences in sales and related expenses incurred in one distribution channel versus another.

Please note that the Policies and the Portfolios:

•	are not guaranteed to achieve their goals;

•	are not federally insured;

•	are not endorsed by any bank or government agency; and

•	are subject to risks, including loss of the amount invested.

The Securities and Exchange Commission ("SEC") has not approved or disapproved the Policy or determined that this prospectus is accurate or complete.  Any representation to the contrary is a criminal offense.

You should read your Policy along with this prospectus.

The Portfolios available for investment are offered through the  Funds listed below.  For a complete list of the available Portfolios see Appendix A: Portfolio Information.  For more information refer to the Fund's prospectus.

♦	Alger American Fund

♦	AllianceBernstein Variable Products Series Fund, Inc.

♦	American Century Variable Portfolios II, Inc.

♦	American Century Variable Portfolios, Inc.

♦	BlackRock Variable Series Funds, Inc.

♦	Dreyfus Investment Portfolios

♦	Dreyfus

♦	Dreyfus Variable Investment Fund

♦	Federated Insurance Series

♦	Fidelity Variable Insurance Products Fund

♦	Franklin Templeton Variable Insurance Products Trust

♦	Invesco

♦	Ivy Funds Variable Insurance Portfolios, Inc.

♦	Janus Aspen Series

♦	MFS® Variable Insurance Trust

♦	MFS® Variable Insurance Trust II

♦	Nationwide Variable Insurance Trust

♦	Neuberger Berman Advisers Management Trust

♦	Oppenheimer Variable Account Funds

♦	PIMCO Variable Insurance Trust

♦	Putnam Variable Trust

♦	T. Rowe Price Equity Series, Inc.

♦	The Universal Institutional Funds, Inc.

♦	Van Eck Variable Insurance Products Trust

♦	Wells Fargo Advantage Funds

Table of Contents	Page
Policy Benefits/Risks Summary	5
Policy Benefits	5
Death Benefit
Policy Cancellation, Surrender, and Partial Withdrawals
Transfers
Loans
Personalized Illustrations
Policy Risks	6
Investment Risk
Risk of Increase in Current Fees and Charges
Risk of Lapse
Tax Risks
Withdrawal and Surrender Risks
Loan Risks
Portfolio Risks	8
Fee Table	9
The Policy	14
Purchasing a Policy
When Insurance Coverage Takes Effect
Canceling a Policy (Free Look Right)
Ownership and Beneficiary Rights
Modifying the Policy
Other Policies
Premiums	15
Allocating Premiums
Delay in Allocation
Policy Account Values	17
Policy Account Value
Net Cash Surrender Value
Sub account Value
Unit Value
Guaranteed Account Value
Special Policy Account Value Credit
Death Benefit	18
Insurance Proceeds
Death Benefit Options
Changing Death Benefit Options
Changing the Face Amount
Settlement Options
Accelerated Death Benefit
Long-Term Care Benefits
Surrenders and Partial Withdrawals	21
Surrenders Policy Restoration after a Surrender
Partial Withdrawals
Transfers	22
Disruptive Trading
Transfers from the Guaranteed Account
Dollar Cost Averaging
Automatic Asset Rebalancing
Additional Transfer Rights
Loans	24
Telephone, Fax, and E-Mail Requests	25
Policy Lapse and Reinstatement	26
Lapse
Reinstatement
The Company and the Guaranteed Account	26
The Company
The Guaranteed Account

Table of Contents (continued)	Page
The Separate Account and the Portfolios	27
The Separate Account
The Portfolios
Addition, Deletion, or Substitution of Investments
Voting Portfolio Shares
Charges and Deductions	29
Premium Expense Charge
Monthly Deduction
Mortality and Expense Risk Charge
Surrender Charges and Additional Surrender Charges
Face Amount Increase Charge
Partial Withdrawal Charge
Transfer Charge
Short-Term Trading Fees
Loan Interest Charge
Portfolio Expenses
Federal Tax Considerations	34
Tax Treatment of Policy Benefits
Special Considerations For Life Insurance Policies Owned By Corporations or Other Employers	38
Split Dollar Arrangements	38
Supplemental Benefits and Riders	38
Sale of the Policies	39
Policy Pricing
Information on Portfolio Payments
State Variations	40
Legal Proceedings	40
Financial Statements	43
Glossary	44
Appendix A: Portfolio Information	46

Policy Benefits/Risks Summary

The Policy is an individual flexible premium adjustable variable life insurance policy.  The Policy is built around its Policy Account Value.  The Policy Account Value will increase or decrease depending on the investment performance of the Subaccounts, the amount of interest we credit to the Guaranteed Account, the Premiums you pay, the Policy fees and charges we deduct, and the effect of any Policy transactions (such as transfers, partial withdrawals, and loans).  We do not guarantee any minimum Policy Account Value.  You could lose some or all of your money.

This summary describes the Policy's important benefits and risks.  The sections in the prospectus following this summary discuss the Policy's benefits and other provisions in more detail.  The Glossary at the end of the prospectus defines certain words and phrases used in this prospectus.

Policy Benefits

Death Benefit

•
Insurance Proceeds.  We pay Insurance Proceeds to the Beneficiary upon due proof of death of the Insured.  The Insurance Proceeds equal the death benefit and any additional insurance provided by Rider less any Indebtedness and unpaid Monthly Deductions.

•
Death Benefit Option A and Option B.  In the Application, you choose between two death benefit options under the Policy.  We will not issue the Policy until you have elected a death benefit option.  We calculate the amount available under each death benefit option as of the Insured's date of death.

è	Death Benefit Option A is equal to the greater of:

♦	the Face Amount (which is the amount of insurance you select); or

♦	the Policy Account Value multiplied by the applicable percentage listed in the table below.

è	Death Benefit Option B is equal to the greater of:

♦	the Face Amount plus the Policy Account Value; or

♦	the Policy Account Value multiplied by the applicable percentage listed in the table below.

Attained Age	Percentage	Attained Age	Percentage
40 and under	250%	60	130%
45	215%	65	120%
50	185%	70	115%
55	150%	75 through 90	105%
		95 through 99	100%

For Attained Ages not shown, the percentages decrease pro rata for each full year.

•
Change in Death Benefit Option and Face Amount.  After the first Policy Year and at least 12 months after any increase in Face Amount, you may change death benefit options while the Policy is in force.  Also, after the first Policy Year, you may change the Face Amount subject to certain conditions.  We apply a charge if you increase your Face Amount, and may apply a surrender charge and/or additional surrender charge if you decrease your Face Amount.  A change in death benefit option or Face Amount may have tax consequences.

•
Accelerated Death Benefit.  Under the Accelerated Death Benefit Rider, you may receive accelerated payment of part of your death benefit if the Insured develops a terminal illness or, for Policies issued before April 9, 2001 or the date we obtain state approval, if later, is permanently confined to a nursing care facility.  We will deduct an administrative charge from the accelerated death benefit at the time it is paid.  The federal income tax consequences associated with adding the Accelerated Death Benefit Rider or receiving the accelerated death benefit are uncertain.  You should consult a tax adviser before adding the Accelerated Death Benefit Rider to your Policy or requesting an accelerated death benefit.

•
Long-Term Care Benefit.  Under the Long-Term Care Benefit Riders, you may receive periodic payments of a portion of your death benefit and waiver of Monthly Deductions if the Insured becomes chronically ill.  We impose a monthly charge if you elect any of these Riders.  There may be federal income tax consequences associated with the Long-Term Care Benefit Riders.  You should consult a tax adviser before adding the Long-Term Care Benefit Riders to your Policy.

Policy Cancellation, Surrender, and Partial Withdrawals

•
Policy Cancellation.  When you receive your Policy, a 10-day "free look" period begins.  You may return your Policy during this period and receive a refund.  A Free Look Period , for the increase, also begins when a requested increase in Face Amount is issued .

•
Surrender.  At any time while the Policy is in force, you may make a Written Request (by submitting our Surrender form to us) to Surrender your Policy and receive the Net Cash Surrender Value.  A Surrender may have tax consequences.

•
Partial Withdrawal.  After the first Policy Year, you may make a Written Request to withdraw part of the Net Cash Surrender Value, subject to the following rules.  Partial withdrawals may have tax consequences.

✓	You must request at least $1,500.

✓	For each partial withdrawal, we deduct a $25 fee from the remaining Policy Account Value.

✓	If death benefit Option A is in effect, we will reduce the Face Amount by the amount of the partial withdrawal.

✓	Unless you specify otherwise, we will deduct the requested partial withdrawal and partial withdrawal charge from the Subaccounts and the Guaranteed Account in proportion to the value in each account.

Transfers

•	You may make transfers among the Subaccounts and the Guaranteed Account.

•	We charge $25 for the 13th and each additional transfer during a Policy Year.

•	We may restrict the quantity and/or the mode of communication of transfer requests to prohibit disruptive trading that is deemed potentially harmful to Policy Owners.

•	Transfers out of the Guaranteed Account may be made only within 30 days after a Policy Anniversary.

•	The minimum amount you may transfer from a Subaccount or the Guaranteed Account is the lesser of $1,000 or the total value in the Subaccount or Guaranteed Account.

Loans

•	You may take a loan (minimum $500) from your Policy at any time. The maximum loan amount you may take is the Net Cash Surrender Value. Loans may have tax consequences.

•
We charge you a maximum annual interest rate of 6% ("charged interest rate") on your loan.  Charged interest is due and payable at the end of each Policy Year.  Unpaid interest becomes part of the outstanding loan and accrues interest if it is not paid by the end of the Policy Year.

•
We credit interest on amounts in the Loan Account ("earned interest rate") and we guarantee that the annual earned interest rate will not be lower than 4%.  We currently credit an earned interest rate of 4% to amounts in the Loan Account until the 10th Policy Anniversary or Attained Age 60, whichever is later, and 5.75% annually thereafter.

•
As collateral for the loan, we transfer an amount equal to the loan (adjusted by the earned interest rate and the charged interest rate to the next Policy Anniversary) from the Separate Account and Guaranteed Account to the Loan Account on a pro rata basis, unless you specify another allocation.

•	You may repay all or part of your Indebtedness at any time while the Insured is alive and the Policy is in force.

•	We deduct any Indebtedness from the Policy Account Value upon Surrender, and from the Insurance Proceeds payable on the Insured's death.

Personalized Illustrations

•
Upon request, we will provide personalized illustrations that reflect your own particular circumstances.  These illustrations may help you to understand the long-term effects of different levels of investment performance and the charges and deductions under the Policy.  They also may help you compare the Policy to other life insurance policies.  These illustrations also show the value of Premiums accumulated with interest and demonstrate that the Policy Account Value may be low (compared to the Premiums paid plus accumulated interest) if you Surrender the Policy in the early Policy Years.  Therefore, you should not purchase the Policy as a short-term investment.  The personalized illustrations are based on hypothetical rates of return and are not a representation or guarantee of investment returns or Policy Account Value.

Policy Risks

Investment Risk

If you invest your Policy Account Value in one or more Subaccounts, then you will be subject to the risk that investment performance will be unfavorable and that the Policy Account Value will decrease.  In addition, we deduct Policy fees and charges from your Policy Account Value, which can significantly reduce your Policy Account Value.  During times of poor investment performance, this deduction will have an even greater impact on your Policy Account Value.  You could lose everything you invest and your Policy could Lapse without value, unless you pay additional Premiums.

Frequent trading in the Subaccounts may dilute the value of your Subaccount units, cause the Subaccount to incur higher transaction costs, and/or interfere with the Subaccount's ability to pursue its stated investment objective.  This disruption to the Subaccount trading may result in lower investment performance and cash value.  We have instituted procedures to minimize disruptive trading transfers, including, but not limited to, transfer restrictions and short-term trading fees.  While we expect these procedures to reduce the adverse effect of disruptive transfers, we cannot assure you that we have eliminated these risks.

If you allocate Net Premiums to the Guaranteed Account, we will credit your Policy Account Value (in the Guaranteed Account) with a declared rate of interest.  You assume the risk that the rate may decrease, although it will never be lower than a guaranteed minimum annual effective rate of 4%.

Risk of Increase in Current Fees and Charges

Certain fees and charges are currently assessed at less than their maximum levels.  We may increase these current charges in the future up to the guaranteed maximum levels.  If fees and charges are increased, you may need to increase the amount and/or frequency of Premiums to keep the Policy in force.

Risk of Lapse

If your Net Cash Surrender Value is not enough to pay the Monthly Deduction and other charges, your Policy may enter a 61-day Grace Period.  We will notify you that the Policy will Lapse (terminate without value) unless you make a sufficient payment during the Grace Period.  Your Policy may also Lapse if your Indebtedness reduces the Net Cash Surrender Value to zero.  Your Policy generally will not Lapse: (1) during the first 5 Policy Years (during the first 8 Policy Years for Policies issued on or before July 31, 2005), if you pay Premiums (less any Indebtedness and partial withdrawals) in excess of the Minimum Guarantee Premium; (2) if you purchase a Guaranteed Minimum Death Benefit Rider and meet certain conditions; or (3) if you make a payment equal to 3 Monthly Deductions before the end of the Grace Period.  You may reinstate a lapsed Policy, subject to certain conditions.

Tax Risks

We anticipate that the Policy should generally be deemed a life insurance contract under federal tax law.  However, due to limited guidance under the federal tax law, there is some uncertainty about the application of the federal tax law to the Policy, particularly if you pay the full amount of Premiums permitted under the Policy.  In addition, if you elect the Accelerated Death Benefit Rider or a Long-Term Care Benefit Rider, the tax qualification consequences associated with continuing the Policy after a distribution is made are unclear.  Please consult a tax adviser about these consequences.  Assuming that a Policy qualifies as a life insurance contract for federal income tax purposes, you should not be deemed to be in constructive receipt of Policy Account Value under a Policy until there is a distribution from the Policy.  Moreover, death benefits payable under a Policy should be excludable from the gross income of the Beneficiary.  As a result, the Beneficiary generally should not have to pay U.S. federal income tax on the death benefit, although other taxes, such as estate taxes, may apply.

Depending on the total amount of Premiums you pay, the Policy may be treated as a modified endowment contract ("MEC") under federal tax laws.  If a Policy is treated as a MEC, then Surrenders, partial withdrawals, and loans under the Policy will be taxable as ordinary income to the extent there are earnings in the Policy.  In addition, a 10% penalty tax may be imposed on Surrenders, partial withdrawals, and loans taken before you attain age 59½.  If the Policy is not a MEC, distributions generally will be treated first as a return of basis or investment in the contract and then as taxable income.  Moreover, loans will generally not be treated as distributions, although there is some uncertainty with regard to the tax treatment of Policy loans outstanding after the later of the 10th Policy Anniversary or Attained Age 60.  Finally, neither distributions nor loans from a Policy that is not a MEC are subject to the 10% penalty tax.

See "Federal Tax Considerations."  You should consult a qualified tax adviser for assistance in all Policy-related tax matters.

Withdrawal and Surrender Risks

The surrender charge under the Policy applies for 12 Policy Years after the Policy Date.  An additional surrender charge will be applicable for 12 years from the date of any increase in the Face Amount.  It is possible that you will receive no Net Cash Surrender Value if you Surrender your Policy in the first few Policy Years.  You should purchase the Policy only if you have the financial ability to keep it in force for a substantial period of time.  You should not purchase the Policy if you intend to Surrender all or part of the Policy Account Value in the near future.  We designed the Policy to meet long-term financial goals.  The Policy is not suitable as a short-term investment.

Even if you do not ask to Surrender your Policy, surrender charges and additional surrender charges may play a role in determining whether your Policy will Lapse (terminate without value), because surrender charges and additional surrender charges decrease the Net Cash Surrender Value, which is a measure we use to determine whether your Policy will enter a Grace Period (and possibly Lapse).  See "Risk of Lapse," above.

Partial withdrawals are not permitted during the first Policy Year, and we will reduce the Face Amount by the amount of the partial withdrawal if death benefit Option A is in effect.

A Surrender or partial withdrawal may have tax consequences.

Loan Risks

A Policy loan, whether or not repaid, will affect Policy Account Value over time because we subtract the amount of the loan from the Subaccounts and/or Guaranteed Account as collateral and hold it in the Loan Account.  This loan collateral does not participate in the investment performance of the Subaccounts or receive any higher current interest rate credited to the Guaranteed Account.

We reduce the amount we pay on the Insured's death by the amount of any Indebtedness.  Your Policy may Lapse (terminate without value) if your Indebtedness reduces the Net Cash Surrender Value to zero.

A loan may have tax consequences.  In addition, if you Surrender a Policy that is not a MEC or allow it to Lapse while a Policy loan is outstanding, the amount of the loan, to the extent it has not previously been taxed, will be added to any amount you receive and taxed accordingly.

Portfolio Risks

A comprehensive discussion of the risks of each Portfolio may be found in each Portfolio's prospectus.  Please refer to the Portfolios' prospectuses for more information.

There is no assurance that any Portfolio will achieve its stated investment objective.

Fee Table

The following tables describe the fees and expenses that a Policy Owner will pay when buying, owning, and Surrendering the Policy.  The first table describes the fees and expenses that a Policy Owner will pay at the time that he or she buys the Policy, Surrenders the Policy, takes a partial withdrawal, or transfers Policy Account Value among the Subaccounts and the Guaranteed Account.

Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Charge	Current Charge
Maximum Charge Imposed on Premiums (Premium Expense Charge):
Premium Tax Charge1	Upon receipt of each premium payment	0-4% of each premium payment, depending on the Insured's state of residence	0-4% of each premium payment, depending on the Insured's state of residence
Percent of Premium Charge	Upon receipt of each premium payment	3% of premium payments	1.5% of premium payments
Maximum Deferred Surrender Charge:
Deferred Sales Charge2	Upon Surrender, Lapse, or decrease in Face Amount during the first 12 Policy Years	The lesser of: (1) 35% of all Premiums paid to the date of Surrender or Lapse, or (2) during Policy Years 1-6, 70% of the Target Premium3 for the Initial Face Amount	The lesser of: (1) 35% of all Premiums paid to the date of Surrender or Lapse, or (2) during Policy Years 1-6, 70% of the Target Premium3 for the Initial Face Amount
Deferred Administrative Charge4	Upon Surrender, Lapse, or decrease in Face Amount during the first 12 Policy Years	During Policy Years 1-6, $4.90 per $1,000 of Face Amount	During Policy Years 1-6, $4.90 per $1,000 of Face Amount
Maximum Deferred Additional Surrender Charge:
Additional Deferred Sales Charge5	Upon Surrender, Lapse, or decrease in Face Amount during the first 12 years following an increase in Face Amount
The lesser of: (1) 35% of Premiums allocated to the increase in Face Amount, or (2) during the first 6 years following the effective date of the increase in Face Amount, 70% of the Target Premium for each increase in Face Amount

The lesser of: (1) 35% of Premiums allocated to the increase in Face Amount, or (2) during the first 6 years following the effective date of the increase in Face Amount, 70% of the Target Premium for each increase in Face Amount

Additional Deferred Administrative Charge6	Upon Surrender, Lapse, or decrease in Face Amount during the first 12 years following an increase in Face Amount	During the first 6 years following the effective date of each increase in Face Amount, $4.90 per $1,000 for each increase in Face Amount	During the first 6 years following the effective date of each increase in Face Amount, $4.90 per $1,000 for each increase in Face Amount

Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Charge	Current Charge
Face Amount Increase Charge7	Upon increase in Face Amount	$60.00 plus $3.00 per $1,000 of the Face Amount increase	$0.00
Other Withdrawal/Surrender Fees	Upon partial withdrawal	$25 per withdrawal	$25 per withdrawal
Transfer Fees8	Upon transfer	$25 per transfer	$25 per transfer
Short-Term Trading Fee9	Upon transfer of Subaccount value out of a Subaccount within 60 days after allocation to that Subaccount	1% of the amount transferred from the Subaccount within 60 days of allocation to that Subaccount	1% of the amount transferred from the Subaccount within 60 days of allocation to that Subaccount
Accelerated Death Benefit Rider	At the time the accelerated death benefit is paid	$250	$100

The next table describes the fees and expenses that a Policy Owner will pay periodically during the time that he or she owns the Policy, not including Portfolio fees and expenses.

Periodic Charges Other Than Portfolio Operating Expenses
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Charge	Current Charge
Cost of Insurance10 Minimum and Maximum Charge	On Policy Date and monthly on Policy Processing Day	$0.06 - $420.82 per $1,000 of net amount at risk11 per month	$0.04 - $148.28 per $1,000 of net amount at risk per month during Policy Years 1-15
Charge for a male Insured, Attained Age 39, in the nonsmoker Premium Class	On Policy Date and monthly on Policy Processing Day	$0.18 per $1,000 of net amount risk per month	$0.17 per $1,000 of net amount at risk per month
Initial Administrative Charge12	On Policy Date and monthly on Policy Processing Day	$5	$5
Monthly Administrative Charge	On Policy Date and monthly on Policy Processing Day	$12	$ 11.00 13
Mortality and Expense Risk Charge14	Daily	Annual rate of 0.90% of the average daily net assets of each Subaccount in which you are invested	Annual rate of 0.75% of the average daily net assets of each Subaccount in which you are invested
Loan Interest Charge15	On Policy Anniversary or earlier, as applicable16	Annual rate of 6.00% of the loan amount	Annual rate of 6.00% of the loan amount

Periodic Charges Other Than Portfolio Operating Expenses
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Charge	Current Charge
Optional Charges17
Additional Insurance Benefit Rider: Minimum and Maximum Charge	On Rider Policy Date and monthly on Policy Processing Day	$0.09 - $420.82 per $1,000 of Rider coverage amount per month	$0.02 - $115.10 per $1,000 of Rider coverage amount per month
Charge for a male Insured, Attained Age 44, in the nonsmoker Premium Class	On Rider Policy Date and monthly on Policy Processing Day	$0.26 per $1,000 of Rider coverage amount per month	$0.10 per $1,000 of Rider coverage amount per month
Change of Insured Rider	N/A	None	None
Children's Term Insurance Rider	On Rider Policy Date and monthly on Policy Processing Day	$0.52 per $1,000 of Rider coverage amount per month	$0.52 per $1, 000 of Rider coverage amount per month
Convertible Term Life Insurance Rider: Minimum and Maximum Charge	On Rider Policy Date and monthly on Policy Processing Day	$0.09 - $420.82 per $1,000 of Rider coverage amount per month	$0.06 - $113.17 per $1,000 of Rider coverage amount per month
Charge for a female Insured, Attained Age 39, in the nonsmoker Premium Class	On Rider Policy Date and monthly on Policy Processing Day	$0.16 per $1,000 of Rider coverage amount per month	$0.11 per $1,000 of Rider coverage amount per month
Disability Waiver Benefit Rider: Minimum and Maximum Charge	On Rider Policy Date and monthly on Policy Processing Day	$0.01 - $1.76 per $1,000 net amount at risk per month	$0.01 - $1.76 per $1,000 net amount at risk per month
Charge for an Insured, Attained Age 39	On Rider Policy Date and monthly on Policy Processing Day	$0.01 per $1,000 net amount at risk per month	$0.01 per $1,000 net amount at risk per month
Disability Waiver of Premium Benefit Rider: Minimum and Maximum Charge	On Rider Policy Date and monthly on Policy Processing Day	2% - 23.20% of the monthly benefit amount per month	2% - 23.20% of the monthly benefit amount per month
Charge for an Insured, Issue Age 32	On Rider Policy Date and monthly on Policy Processing Day	2.80% of the monthly benefit amount per month	2.80% of the monthly benefit amount per month
Final Policy Date Extension Rider	N/A	None	None
Guaranteed Minimum Death Benefit Rider	On Rider Policy Date and monthly on Policy Processing Day	$0.01 per $1,000 of Face Amount per month	$0.01 per $1,000 of Face Amount per month

Periodic Charges Other Than Portfolio Operating Expenses
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Charge	Current Charge
Long-Term Care Benefit Riders:
1. Long-Term Care Acceleration Benefit Rider18 Minimum and Maximum Charge	On Rider Policy Date and monthly on Policy Processing Day	No maximum amount is guaranteed	$0.0219 - $3.2420 per $1,000 of net amount at risk per month
Charge for a male Insured, Attained Age 55 with a 4% Acceleration Benefit Rider	On Rider Policy Date and monthly on Policy Processing Day	No maximum amount is guaranteed	$0.20 per $1,000 of net amount at risk per month
2. Long-Term Care Waiver Benefit Rider21 Minimum and Maximum Charge	On Rider Policy Date and monthly on Policy Processing Day	No maximum amount is guaranteed	$0.01 - $3.47 per $1,000 of net amount at risk per month
Charge for a male Insured, Attained Age 55	On Rider Policy Date and monthly on Policy Processing Day	No maximum amount is guaranteed	$0.01 per $1,000 of net amount at risk per month
3. Long-Term Care Extended Insurance Benefit Rider22 Minimum and Maximum Charge	On Rider Policy Date and monthly on Policy Processing Day	No maximum amount is guaranteed	$0.0123 - $8.7224 per $1,000 of Rider coverage amount per month
Charge for a male Insured, Issue Age 55 with a 4% Extended Insurance Benefit Rider, assuming no inflation or nonforfeiture protection (as described in the Rider), and assuming lifetime payments	On Rider Policy Date and monthly on Policy Processing Day	No maximum amount is guaranteed	$0.28 per $1,000 of Rider coverage amount per month

The following table shows the minimum and maximum Total Annual Portfolio Operating Expenses, as of December 31, 2009 , that a Policy Owner will pay periodically during the time that he or she owns the Policy.  The table does not reflect Short-Term Trading Fees.  More detail concerning each Portfolio's fees and expenses is contained in the prospectus for each Portfolio.

Minimum	Maximum
Total Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses, as a percentage of average Portfolio assets)
0.29%	1.99%

The minimum and maximum Portfolio operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some Portfolios.  Therefore, actual expenses could be lower.  Refer to the Portfolio prospectuses for specific expense information.

1 We do not deduct a premium tax charge in jurisdictions that impose no premium tax.  Kentucky imposes an additional city premium tax that applies only to first year premium.  This tax varies by municipality and is no greater than 12%.

2 Beginning in year 7, the deferred sales charge decreases each Policy Year to 0% after the 12th Policy Year.  Upon a decrease in Face Amount, we deduct a portion of this charge.

3 The Target Premium varies based on the Insured's Issue Age, sex, Premium Class, and initial Face Amount (or increase in Face Amount).  The maximum Target Premium for any Policy is $54 per $1,000 of Face Amount.

4 Beginning in year 7, the deferred administrative charge decreases each Policy Year to $0 after the 12th Policy Year.  Upon a decrease in Face Amount, we deduct a portion of this charge.

5 Beginning in the 7th year following an increase in Face Amount, the additional deferred sales charge decreases each year to 0% after the 12th year.  Upon a decrease in Face Amount, we deduct a portion of this charge.

6 Beginning in the 7th year following an increase in Face Amount, the additional deferred administrative charge decreases each year to $0 after the 12th year.  Upon a decrease in Face Amount, we deduct a portion of this charge.

7 The $0.00 current charge applies to increases made on or after July 25, 2007 for all policies.  We may begin taking a current charge again at any time on a prospective basis for face amount increase.

8 We do not assess a transfer charge for the first 12 transfers each Policy Year.

9 The Short-Term Trading Fee is only assessed in connection with those Portfolios that assess a redemption fee to the Variable Account.   Sub-Accounts that may assess a Short-Term Trading Fee are identified in the Appendix A: Portfolio Information section of this prospectus.

10 Cost of insurance charges vary based on the Insured's Attained Age, sex, Premium Class, Policy Year, and net amount at risk.  The cost of insurance charges shown in the table may not be typical of the charges you will pay.  Your Policy's specifications page will indicate the guaranteed cost of insurance charge applicable to your Policy, and more detailed information concerning your cost of insurance charges is available on request from our Service Center.  Also, before you purchase the Policy, we will provide you personalized illustrations of your future benefits under the Policy based upon the Insured's Issue Age and Premium Class, the death benefit option, Face Amount, planned periodic premiums, and Riders requested.

11 The net amount at risk is equal to the death benefit on the Policy Processing Day minus the Policy Account Value on the Policy Processing Day.

12 We only deduct the initial administrative charge on the first 12 Policy Processing Days.

13 Effective on the later of June 7, 2010, or the date of any required state regulatory approval, the Current Monthly Administrative Charge is increased from $7.50 to $11.00, $9.50 for policies issued in New York.

14 The mortality and expense risk charge may be offset by the Special Policy Account Value Credit, which is an amount added to the Policy Account Value in the Subaccounts under certain conditions.  (See "Policy Account Values – Special Policy Account Value Credit.")

15 The maximum guaranteed net cost of loans is 2.00% annually (e.g., the difference between the amount of interest we charge you for a loan (6.00% annually) and the amount of interest we credit to the Loan Account (guaranteed not be lower than 4.00% annually)).  After offsetting the 5.75% interest we currently credit to the Loan Account after the first 10 policy Years or until Attained Age 60, whichever is later, the net cost of loans is 0.25% annually.

16 While a Policy loan is outstanding, loan interest is payable in arrears on each Policy Anniversary or, if earlier, on the date of loan repayment, Lapse, Surrender, Policy termination, or the Insured's death.
17 Charges for the Additional Insurance Benefit Rider, Convertible Term Rider, Disability Waiver Benefit Rider, Disability Waiver of Premium Benefit Rider, and Long-Term Care Benefit Riders may vary based on the Insured's Issue or Attained Age, sex, Premium Class, Policy Year, Face Amount, and net amount at risk.  Charges based on Attained Age may increase as the Insured ages.  The Rider charges shown in the table may not be typical of the charges you will pay.  Your Policy's specifications page will indicate the Rider charges applicable to your Policy, and more detailed information concerning these Rider charges is available on request from our Service Center.  Also, before you purchase the Policy, we will provide you personalized illustrations of your future benefits under the Policy based upon the Insured's Issue Age and Premium Class, the death benefit option, Face Amount, planned periodic premiums, and Riders requested.
18 We may increase the rates for the Long-Term Care Acceleration Benefit Rider charge on a class basis.  We waive this Rider's charge during the time we pay benefits under the Rider.

19 Based on the selection of the 2% Long-Term Care Acceleration Benefit Rider.

20 Based on the selection of the 4% Long-Term Care Acceleration Benefit Rider.

21 We may increase the rates for the Long-Term Care Waiver Benefit Rider charge on a class basis.

22 We may increase the rates for the Long-Term Care Extended Insurance Benefit Rider charge on a class basis.  We waive this Rider's charge during the time we pay benefits under the Rider.

23 Based on the selection of the 2% Long-Term Care Extended Insurance Benefit Rider, without inflation or nonforfeiture protection (as described in the Rider), and with a fixed extension period.

24 Based on the selection of the 4% Long-Term Care Extended Insurance Benefit Rider, with inflation and nonforfeiture protection (as described in the Rider), and with a lifetime extension period.

The Policy

Purchasing a Policy

To purchase a Policy, you must submit a completed Application and an initial Premium to us at our Service Center through any licensed life insurance agent who is appointed by NLIC and who is also a registered representative of Nationwide Investment Services Corporation, the principal underwriter for the Policy (as well as for other variable life policies), or a registered representative of a broker-dealer having a selling agreement with Nationwide Investment Services Corporation, or a registered representative of a broker-dealer having a selling agreement with these broker-dealers.  If you submit your Application and/or initial Premium to your agent, we will not begin processing your purchase order until we receive the Application and initial Premium from your agent's broker-dealer.   This prospectus discloses all material provisions of the Policy.  In addition to the terms and conditions of the Policy, Policy Owner rights are governed by this prospectus and protected by federal securities laws and regulations.

The minimum Initial Face Amount is $50,000 for all Premium Classes except preferred, and $100,000 for the preferred Premium Class.  We reserve the right to modify the minimum Face Amount on a prospective basis to newly issued policies at any time.

Generally, the Policy is available for Insureds between Issue Ages 1-85.  We can provide you with details as to our underwriting standards when you apply for a Policy.  The benefits described in the Policy and this prospectus, including any optional riders or modifications in coverage, may be subject to our underwriting and approval.  We reserve the right to reject any application for any reason permitted by law. Additionally, we reserve the right to modify our underwriting standards on a prospective basis to newly issued policies at any time.

To the extent permitted by law, policy benefits are not subject to any legal process on the part of a third-party for the payment of any claim, and no right or benefit will be subject to the claims of creditors (except as may be provided by assignment).

It is important to remember the portion of any amounts allocated to our general account and any guaranteed benefits we may provide under the policy exceeding the value of amounts held in the separate account are subject to our claims paying ability.

In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent policies described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.

Replacement of Existing Insurance.  It may not be in your best interest to Surrender, Lapse, change, or borrow from existing life insurance policies or annuity contracts in connection with the purchase of the Policy.  You should compare your existing insurance and the Policy carefully.  You should replace your existing insurance only when you determine that the Policy is better for you.  You may have to pay a surrender charge on your existing insurance, and the Policy will impose a new surrender charge period.  You should talk to your financial professional or tax adviser to make sure the exchange will be tax-free.  If you Surrender your existing policy for cash and then buy the Policy, you may have to pay a tax, including possibly a penalty tax, on the Surrender.  Because we will not issue the Policy until we have received an initial Premium from your existing insurance company, the issuance of the Policy may be delayed.

When Insurance Coverage Takes Effect

We will issue the Policy only if the underwriting process has been completed, the Application has been approved, and the proposed Insured is alive and in the same condition of health as described in the Application.  However, full insurance coverage under the Policy will take effect only if the Minimum Initial Premium also has been paid.  We begin to deduct monthly charges from your Policy Account Value on the Policy Issue Date.

We may provide temporary insurance coverage before full insurance coverage takes effect, subject to our underwriting rules and Policy conditions.  The amount of temporary insurance coverage we provide may be less than the amount of full insurance coverage you later receive.  If temporary insurance does not take effect, then no insurance shall take effect unless and until: (1) the underwriting process has been completed; (2) the Application has been approved; (3) the Minimum Initial Premium has been paid; and (4) there has been no change in the insurability of any proposed Insured since the date of Application.

Canceling a Policy (Free Look Right)

Initial Free Look.  You may cancel a Policy during the Free Look Period by providing Written Notice of cancellation and returning the Policy to us or to the agent who sold it.  The Free Look Period begins when you receive the Policy and generally expires 10 days after you receive the Policy.  This period will be longer if required by state law.  If you decide to cancel the Policy during the Free Look Period, we will treat the Policy as if we never issued it.

Within 7 days after we receive the returned Policy, we generally will refund an amount equal to the sum of:

1.	The Policy Account Value as of the date we receive the returned Policy, plus

2.	Any premium expense charges deducted from Premiums paid, plus

3.	Any Monthly Deductions charged against the Policy Account Value, plus

4.	An amount reflecting other charges deducted (directly or indirectly) under the Policy.

We may postpone payment of the refund under certain conditions.  The Free Look Period may be longer in some states and, where state law requires, the refund will equal all payments you made (less any partial withdrawals and Indebtedness).

If the policy is canceled, we will treat the policy as if it was never issued.  If we do not receive your policy at our home office on the close of business on the date the free look period expires, you will not be allowed to cancel your policy free of charge.

Free Look for Increase in Face Amount.  A Free Look Period also begins if you request an increase in Face Amount.  You may cancel an increase in Face Amount until 10 days after you receive the new Policy schedule pages reflecting the increase.  This period will be longer if required by state law.  If you exercise this right, all Monthly Deductions attributable to the increase plus the Face Amount increase charge will be credited to the Subaccounts and the Guaranteed Account in the same proportion as they were deducted, unless you request a refund of this amount.

Ownership and Beneficiary Rights

The Policy belongs to the Owner named in the Application.  While the Insured is living, the Owner may exercise all of the rights and options described in the Policy.  The Owner is the Insured unless the Application specifies a different person as the Insured or the Owner is changed thereafter.  If the Owner is not the Insured and dies before the Insured, ownership of the Policy will pass to the Owner's estate, unless a contingent Owner has been designated.  To the extent permitted by law, Policy benefits are not subject to any legal process for the payment of any claim against the payee, and no right or benefit will be subject to claims of creditors (except as may be provided by assignment).  The principal rights of the Owner include selecting and changing the Beneficiary, changing the Owner, and assigning the Policy.  Changing the Owner or assigning the Policy may result in tax consequences.

The principal right of the Beneficiary is the right to receive the Insurance Proceeds under the Policy.

Modifying the Policy

Any modification or waiver of our rights or requirements under the Policy must be in writing and signed by our president or a vice president.  No agent may bind us by making any promise not contained in the Policy.

Upon notice to you, we may modify the Policy:

ž
to conform the Policy, our operations, or the Separate Account's operations to the requirements of any law (or regulation issued by a government agency) to which the Policy, our Company, or the Separate Account is subject;

ž	to assure continued qualification of the Policy as a life insurance contract under the federal tax laws; or

ž	to reflect a change in the Separate Account's operation.

If we modify the Policy, we will make appropriate endorsements to the Policy.  If any provision of the Policy conflicts with the laws of a jurisdiction that govern the Policy, we reserve the right to amend the provision to conform to these laws.

Other Policies

We offer other variable life insurance policies that have different death benefits, policy features, and optional programs.  However, these other policies also have different charges that would affect your Subaccount performance and Policy Account Value.  To obtain more information about these other policies, contact our Service Center or your agent.

Premiums

Minimum Initial Premium.  No insurance will take effect until the Minimum Initial Premium is paid, and the health and other conditions of the Insured described in the Application must not have changed.

Premium Flexibility.  When you apply for a Policy, you will elect to pay Premiums on a quarterly, semiannual, or annual basis (planned periodic premiums).  We will then send you a premium reminder notice as each payment becomes "due." However, you do not have to pay Premiums according to any schedule.  You have flexibility to determine the frequency and the amount of the Premiums you pay, and you can change the planned periodic premium schedule at any time.  If you are submitting a Premium payment pursuant to a premium reminder notice, the address for payment will be enclosed with the notice.  You may also send your Premium payments to our Service Center, or send additional Premium payments by wire transfer.  If you submit a Premium payment to your agent, we will not begin processing the Premium until we receive it from your agent's broker-dealer.  If you have an outstanding Policy loan, we will credit all payments you send to us as loan repayments unless you provide Written Notice for the payments to be applied as Premium payments.  (For New York residents, we will credit all payments you send to us as Premium payments unless you provide Written Notice for the payments to be applied as loan repayments.)  You may also choose to have Premium payments automatically deducted monthly from your bank account or other source under the automatic payment plan.  Payment of the planned periodic Premiums does not guarantee that the Policy will remain in force.  See "Policy Lapse and Reinstatement."

You may not pay any Premiums after the Policy's Final Policy Date.  You may not pay Premiums less than $20, and we reserve the right to increase this minimum to an amount not exceeding $500 upon 90 days Written Notice to you.  We have the right to limit or refund any Premium or portion of a Premium if:

1.	The Premium would disqualify the Policy as a life insurance contract under the Code;

2.	The amount you pay is less than the minimum dollar amount allowed (currently $20); or

3.	The Premium would increase the net amount at risk (unless you provide us with satisfactory Evidence of Insurability).

You can stop paying Premiums at any time and your Policy will continue in force until the earlier of the Final Policy Date, or the date when either: (1) the Insured dies; (2) the Grace Period ends without a sufficient payment (see "Policy Lapse and Reinstatement"); or (3) we receive your Written Notice requesting a Surrender of the Policy.

Minimum Guaranteed Premium.  The Minimum Guarantee Premium is the monthly premium amount necessary to guarantee insurance coverage during the first 5 Policy Years (during the first 8 Policy Years for policies issued on or before July 31, 2005).  Your Policy's specifications page will show a Minimum Guarantee Premium amount for your Policy, which is based on the Insured's Issue Age, sex, Premium Class, Face Amount, and Riders.  The Minimum Guarantee Premium will increase if you increase the Face Amount or add supplemental benefits to your Policy.  The Minimum Guarantee Premium will decrease for any supplemental benefit you decrease or discontinue.  The Minimum Guarantee Premium will not decrease if you decrease the Face Amount.  See "Death Benefit – Decreasing the Face Amount."

Premium Limitations.  The Code provides for exclusion of the death benefit from a Beneficiary's gross income if total premium payments do not exceed certain stated limits.  In no event can the total of all premiums paid under a policy exceed these limits.  We have established procedures to monitor whether aggregate Premiums paid under a Policy exceed those limits.  If a Premium is paid which would result in total Premiums exceeding these limits, we will accept only that portion of the Premium that would make total Premiums equal the maximum amount that may be paid under the Policy.  We will notify you of available options with regard to the excess Premium.  If a satisfactory arrangement is not made, we will refund this excess to you.  If total Premiums do exceed the maximum premium limitations established by the Code, however, the excess of a Policy's death benefit over the Policy's cash surrender value (i.e., the Policy Account Value less any surrender charges or additional surrender charges) should still be excludable from gross income.

The maximum premium limitations set forth in the Code depend in part upon the amount of the death benefit at any time.  As a result, any Policy changes that affect the amount of the death benefit may affect whether cumulative Premiums paid under the Policy exceed the maximum premium limitations.

Refund of Excess Premium for Modified Endowment Contracts.  At the time a Premium is credited which would cause the Policy to become a MEC, we will notify you that the Policy will become a MEC unless you request a refund of the excess Premium within 30 days after receiving the notice.  If you request a refund, we will deduct the Policy Account Value attributable to the excess Premium (including any interest or earnings on the excess Premium) from the Subaccounts and/or the Guaranteed Account in the same proportion as the Premium was initially allocated to the Subaccounts and/or the Guaranteed Account.  The excess Premium paid (including any interest or earnings on the excess Premium) will be returned to you.  For more information on MECs, see "Federal Tax Considerations."

Tax-Free Exchanges (1035 Exchanges).  We may accept as part of your initial Premium, money from another life insurance contract that qualified for a tax-free exchange under Section 1035 of the Code, contingent upon receipt of the cash from that contract.  If you contemplate such an exchange, you should consult a tax adviser to discuss the potential tax effects of such a transaction.

Allocating Premiums

When you apply for a Policy, you must instruct us in the Application to allocate your Net Premium to one or more Subaccounts of the Separate Account and/or to the Guaranteed Account according to the following rules:

•	Allocation percentages must be in whole numbers and the sum of the percentages must equal 100%.

•	We will allocate the Net Premium as of the Valuation Day we receive it at our Service Center according to your current premium allocation instructions, unless otherwise specified.

•
You may change the allocation instructions for additional Net Premiums without charge by providing us with Written Notice.  Any change in allocation instructions will be effective on the Valuation Day we record the change.

Investment returns from amounts allocated to the Subaccounts will vary with the investment performance of these Subaccounts and will be reduced by Policy charges.  You bear the entire investment risk for amounts you allocate to the Subaccounts.  You should periodically review your allocation schedule in light of market conditions and your overall financial objectives.

Delay in Allocation

Certain states require us to refund all payments (less any partial withdrawals and Indebtedness) in the event you cancel the Policy during the Free Look Period.  See "The Policy – Canceling a Policy (Free Look Right)."  In those states, we will allocate to the Money Market Subaccount any Premiums you request be allocated to Subaccount(s) which are received at our Service Center within 15 days from the later of: (1) the Policy Issue Date; or (2) the date we receive the Minimum Initial Premium.  After this 15-day period ends, the value in the Money Market Subaccount is allocated among the Subaccounts as indicated in the Application.  We invest all Net Premiums paid thereafter based on the allocation percentages then in effect.

Policy Account Values

Policy Account Value

The Policy Account Value serves as the starting point for calculating values under a Policy.

Policy Account Value:
• equals the sum of all values in the Guaranteed Account, the Loan Account, and in each Subaccount;
• is determined first on the Policy Date and then on each Valuation Day; and
• has no guaranteed minimum amount and may be more or less than Premiums paid.

Policy Account Value varies from day to day, depending on the investment performance of the Subaccounts you choose, interest we credit to the Guaranteed Account, charges we deduct, and any other transactions (e.g., transfers, partial withdrawals, and loans).  We do not guarantee a minimum Policy Account Value.

Net Cash Surrender Value

The Net Cash Surrender Value is the amount we pay to you when you Surrender your Policy.  We determine the Net Cash Surrender Value at the end of the Valuation Period when we receive your written Surrender request at our Service Center.

Net Cash Surrender Value at the end of any Valuation Day equals:	• the Policy Account Value as of such date; minus • any surrender charge or additional surrender charge as of such date; minus • any outstanding Indebtedness.

Subaccount Value

At the end of any Valuation Period, the Subaccount value is equal to the number of units in the Subaccount multiplied by the unit value of that Subaccount.
The number of units in any Subaccount at the end of any Valuation Day equals:
      • the initial units purchased at the unit value on the Policy Issue Date; plus
• units purchased with additional Net Premiums; plus
• units purchased with Special Policy Account Value Credits (see "Policy Account Values – Special Policy Account Value Credit"); plus
• units purchased via transfers from another Subaccount, the Guaranteed Account, or the Loan Account; minus
• units redeemed to pay for Monthly Deductions; minus
• units redeemed to pay for partial withdrawals; minus
• units redeemed as part of a transfer to another Subaccount, the Guaranteed Account, or the Loan Account.

Every time you allocate or transfer money to or from a Subaccount, we convert that dollar amount into units.  We determine the number of units we credit to, or subtract from, your Policy by dividing the dollar amount of the transaction by the unit value for that Subaccount at the end of the Valuation Period in which the transaction request is received.

Unit Value

We determine a unit value for each Subaccount to reflect how investment performance affects the Policy Account Value.  Unit values will vary among Subaccounts.  The unit value may increase or decrease from one Valuation Period to the next.

The unit value of any Subaccount at the end of any Valuation Day equals:	• the unit value of the Subaccount on the immediately preceding Valuation Day; multiplied by • the net investment factor for that Subaccount on that Valuation Day.

The net investment factor:
• measures the investment performance of a Subaccount from one Valuation Period to the next;
• increases to reflect investment income and capital gains (realized and unrealized) for the shares of the underlying Portfolio; and
• decreases to reflect any capital losses (realized and unrealized) for the shares of the underlying Portfolio, as well as the mortality and expense risk charge.

Guaranteed Account Value

On the Policy Issue Date, the Guaranteed Account value is equal to the Net Premiums allocated to the Guaranteed Account, less the portion of the first Monthly Deduction taken from the Guaranteed Account.

The Guaranteed Account value at the end of any Valuation Day is equal to:
• the Net Premium(s) allocated to the Guaranteed Account; plus
• any amounts transferred to the Guaranteed Account (including amounts transferred from the Loan Account); plus
• interest credited to the Guaranteed Account; minus
• amounts deducted to pay for Monthly Deductions; minus
• amounts withdrawn from the Guaranteed Account; minus
• amounts transferred from the Guaranteed Account to a Subaccount or to the Loan Account.

Interest will be credited to the Guaranteed Account on each Policy Processing Day as follows:

▶	for amounts in the Guaranteed Account for the entire Policy month ¦ Interest will be credited from the beginning to the end of the Policy month;

▶	for amounts allocated to the Guaranteed Account during the prior Policy month ¦ Interest will be credited from the date the Net Premium or loan repayment is allocated to the end of the Policy month;

▶	for amounts transferred to the Guaranteed Account during the prior Policy month ¦ Interest will be credited from the date of the transfer to the end of the Policy month;

▶
for amounts deducted or withdrawn from the Guaranteed Account during the prior Policy month ¦ Interest will be credited from the beginning of the prior Policy month to the date of deduction or withdrawal.

Special Policy Account Value Credit

The Special Policy Account Value Credit is an amount added to the Policy Account Value in the Subaccounts on each Policy Processing Day, either: (1) after the Policy has been in force for at least 15 years; or (2) when the Policy Account Value less the Loan Account value equals or exceeds $100,000.

Special Policy Account Value Credit is equal to:	• 0.03% (0.36% annually); multiplied by • the Policy Account Value in the Subaccounts.

The Special Policy Account Value Credit is intended to offset a portion of the mortality and expense risk charge.

Death Benefit

Insurance Proceeds

As long as the Policy is in force, we will pay the Insurance Proceeds to the Beneficiary once we receive satisfactory proof of the Insured's death.  We may require you to return the Policy.  We will pay the Insurance Proceeds in a lump sum or under a settlement option.  If the Beneficiary dies before the Insured, we will pay the Insurance Proceeds in a lump sum to the Insured's estate.  See "Death Benefit – Settlement Options."

Insurance Proceeds equal:	¢ the death benefit (described below); plus ¢ any additional insurance provided by Rider; minus ¢ any unpaid Monthly Deductions; minus ¢ any outstanding Indebtedness.

If all or part of the Insurance Proceeds are paid in one sum, we will pay interest on this sum at the annual rate of 3% or any higher rate as required by applicable state law from the date of the Insured's death to the date we make payment.

An increase in the Face Amount will increase the death benefit, and a decrease in the Face Amount will decrease the death benefit.

We may further adjust the amount of the Insurance Proceeds under certain circumstances.

Death Benefit Options

In the Application, you may choose between two death benefit options: Option A and Option B.  We calculate the amount available under each death benefit option as of the date of the Insured's death.  Under either option, the length of the death benefit coverage depends upon the Policy's Net Cash Surrender Value.  See "Policy Lapse and Reinstatement."

The death benefit under Option A is the greater of:	¢ ¢
the Face Amount; or
the Policy Account Value (determined as of the date of the Insured's death if this day is a Valuation Day; otherwise on the Valuation Day next following the date of the Insured's death) multiplied by the applicable percentage listed in the table below.

The death benefit under Option B is the greater of:	¢ ¢
the Face Amount plus the Policy Account Value (determined as of the date of the Insured's death if this day is a Valuation Day; otherwise on the Valuation Day next following the date of the Insured's death); or
the Policy Account Value (determined as of the date of the Insured's death if this day is a Valuation Day; otherwise on the Valuation Day next following the date of the Insured's death) multiplied by the applicable percentage listed in the table below.

Attained Age	Percentage	Attained Age	Percentage
40 and under	250%	60	130%
45	215%	65	120%
50	185%	70	115%
55	150%	75 through 90	105%
		95 through 99	100%

For Attained Ages not shown, the percentages decrease pro rata for each full year.

Which Death Benefit Option to Choose.  If you prefer to have Premium payments and favorable investment performance reflected partly in the form of an increasing death benefit, you should choose Option B.  If you are satisfied with the amount of the Insured's existing insurance coverage and prefer to have Premium payments and favorable investment performance reflected to the maximum extent in the Policy Account Value, you should choose Option A.

The amount of the death benefit may vary with the Policy Account Value.

▶	Under Option A, the death benefit will vary with the Policy Account Value whenever the Policy Account Value multiplied by the applicable percentage is greater than the Face Amount.

▶	Under Option B, the death benefit will always vary with the Policy Account Value.

Changing Death Benefit Options

After the first Policy Year or 12 months after a Face Amount increase, you may change death benefit options without Evidence of Insurability and with no additional charge while the Policy is in force.  Changing the death benefit option may result in a change in Face Amount.  Changing the death benefit option also may have tax consequences and may affect the net amount at risk over time (which would affect the monthly cost of insurance charge).  However, we will not permit any change that would result in your Policy being disqualified as a life insurance contract under Section 7702 of the Code.  You should consult a tax adviser before changing death benefit options.

Changing the Face Amount

You select the Face Amount when you apply for the Policy.  After the first Policy Year, you may change the Face Amount subject to the conditions described below.  We may require you to return your Policy to make a change.  We will not permit any change that would result in your Policy being disqualified as a life insurance contract under Section 7702 of the Code.  However, changing the Face Amount may have tax consequences and you should consult a tax adviser before doing so.

Increasing the Face Amount

•	You may increase the Face Amount by submitting a written Application and providing Evidence of Insurability satisfactory to us at our Service Center.

•
On the effective date of an increase, and taking the increase into account, the Net Cash Surrender Value must be equal to the Monthly Deductions then due and the charge for the increase.  If not, the increase will not occur until you pay sufficient additional Premium to increase the Net Cash Surrender Value.  An increase will be effective on the Policy Processing Day on or next following the date we approve your Application, provided we have received any Premium necessary to make the change.

•	We apply a Face Amount increase charge. Further, each increase in Face Amount will begin a 12-year period during which additional surrender charges will apply if you Surrender the Policy.

•	The minimum increase is $25,000. You may not increase the Face Amount after the Insured's Attained Age 75 or if the Face Amount was increased during the prior 12-month period.

•
Increasing the Face Amount during the first 5 Policy Years (during the first 8 Policy Years for policies issued on or before July 31, 2005) or purchasing the Guaranteed Minimum Death Benefit Rider will increase your Minimum Guarantee Premium.

•
The total net amount at risk will be affected, which will increase the monthly cost of insurance charges.  A different cost of insurance charge may apply to the increase in Face Amount, based on the Insured's circumstances at the time of the increase.

Decreasing the Face Amount

•
You must submit a Written Request to decrease the Face Amount, but you may not decrease the Face Amount below the minimum Initial Face Amount.  The decrease must be for at least $25,000.  A decrease is not allowed for 12 months following an increase in Face Amount.

•	Any decrease will be effective on the Policy Processing Day on or next following the date we approve your request.

•	Decreasing the Face Amount may result in a surrender charge and/or additional surrender charge, which will reduce Policy Account Value.

•
A decrease in Face Amount generally will decrease the net amount at risk, which will decrease the cost of insurance charges.  For purposes of determining the cost of insurance charge and any surrender charge, any decrease will first be used to reduce the most recent increase, then the next most recent increases in succession, and then the Initial Face Amount.

•	We will not allow a decrease in Face Amount if this decrease would cause the Policy to no longer qualify as life insurance under the Code.

•	Decreasing the Face Amount will not affect the Minimum Guarantee Premium, unless you have elected the Guaranteed Minimum Death Benefit Rider.

Settlement Options

There are several ways of receiving proceeds under the death benefit and surrender provisions of the Policy, other than in a lump sum.  None of these options vary with the investment performance of the Separate Account.  More detailed information concerning these settlement options is available upon request from our Service Center.

Accelerated Death Benefit

Under the Accelerated Death Benefit Rider, you may receive an accelerated payment of part of the Policy's death benefit when the Insured develops a non-correctable medical condition that is expected to result in his or her death within 12 months.  For Policies issued before April 9, 2001 or the date we obtain state approval, if later, accelerated payments also may be provided if the Insured has been confined to a nursing care facility for 180 days and is expected to remain in such a facility for the remainder of his or her life.

There is no additional charge for this Rider.  However, an administrative charge, currently $100 and not to exceed $250, will be deducted from the accelerated death benefit at the time it is paid.  The federal income tax consequences associated with adding the Accelerated Death Benefit Rider or receiving the accelerated death benefit are uncertain.  You should consult a tax adviser before adding the Accelerated Death Benefit Rider to your Policy or requesting an accelerated death benefit.

Long-Term Care Benefits

We offer three Long-Term Care Benefit Riders under the Policy: the Long-Term Care Acceleration Benefit Rider ("LTC Acceleration Rider"), the Long-Term Care Waiver Benefit Rider ("LTC Waiver Rider"), and the Long-Term Care Extended Insurance Benefit Rider ("LTC Extended Rider").  If you elect to add the LTC Acceleration Rider to your Policy, you must also add the LTC Waiver Rider, while you may also add the LTC Extended Rider.  You cannot elect to add either the LTC Waiver Rider or the LTC Extended Rider alone.

Under these Riders, you may receive periodic payments of a portion of your death benefit if the Insured becomes "chronically ill" so that the Insured:

(1)	is unable to perform at least 2 activities of daily living without substantial human assistance for a period of at least 90 days due to a loss of functional capacity; or

(2)	requires substantial supervision to protect the Insured from threats to health and safety due to his or her own severe cognitive impairment.

The Long-Term Care Benefit Riders also provide for the payment of monthly Premiums (equal on an annual basis to the minimum annual premium specified on the Policy schedule) up to the date specified in the Policy schedule, and the waiver of Monthly Deductions after that date, as well as a residual death benefit.

An optional Long-Term Care Benefit Rider may also be elected which provides for periodic reimbursements of expenses incurred for qualified long-term care services following the full payment of the acceleration death benefit.

Each of the Long-Term Care Benefit Riders imposes a monthly charge on either the net amount at risk under the Policy or the coverage amount of the Rider.  Depending on the Rider, the charge may be at a rate that varies based on the Attained Age and sex of the Insured and increases annually as the Insured ages, or may be level for the duration of the Rider and based on the Attained Age of the Insured when the Rider is issued.  If you increase the Rider coverage amount, a new charge based on the Attained Age of the Insured at that time may apply to the increase.  We may increase the rates for these charges on a class basis.  Once we begin to pay benefits, we waive the charge under certain of the Riders until the Insured no longer qualifies for Rider benefits and is not chronically ill.

There may be federal income tax consequences associated with the Long-Term Care Benefit Riders.  We believe that benefits payable under the LTC Acceleration Rider and the LTC Extended Rider should be excludable from gross income under the Code.  The exclusion of the LTC Acceleration Rider and the LTC Extended Rider benefit payments from taxable income, however, is contingent on each Rider meeting specific requirements under the Code.  While guidance is limited, we believe that the LTC Acceleration and the LTC Extended Riders should each satisfy these requirements.

You will be deemed to have received a distribution for tax purposes each time a deduction is made from your Policy Account Value to pay charges for the LTC Acceleration Rider or the LTC Extended Rider.  The distribution generally will be taxed in the same manner as any other distribution under the Policy.  In addition, the implications to your Policy's continued qualification as a life insurance contract for federal tax purposes due to any reductions in death benefits under your Policy resulting from a benefit payment under the LTC Acceleration Rider are unclear.  You should consult a tax adviser before adding the Long-Term Care Benefit Riders to your Policy.

Surrenders and Partial Withdrawals

Surrenders

You may request to Surrender your Policy for its Net Cash Surrender Value as calculated at the end of the Valuation Day when we receive your request, subject to the following conditions:

•	You must complete and sign our surrender form and send it to us at our Service Center. You may obtain the surrender form by calling us at (800) 688-5177.

•	The Insured must be alive and the Policy must be in force when you make your request, and the request must be made before the Final Policy Date. We may require that you return the Policy.

•
If you Surrender your Policy during the first 12 Policy Years (or during the first 12 years after an increase in the Face Amount), you will incur a surrender charge.  See "Charges and Deductions – Surrender Charges and Additional Surrender Charges."

•	Once you Surrender your Policy, all coverage and other benefits under it cease and cannot be reinstated.

•
We generally will pay the Net Cash Surrender Value to you in a lump sum within 7 days after we receive your completed, signed surrender form unless you request other arrangements.  We may postpone payment of Surrenders under certain conditions.

•	A Surrender may have tax consequences. See "Federal Tax Considerations – Tax Treatment of Policy Benefits."

Policy Restoration after a Surrender

Prior to the Insured ' s death, we will permit restoration of a surrendered policy pursuant to the established procedures to meet the requirements of state insurance law regarding the replacement of life insurance ( i.e., use of the Proceeds from a surrendered policy to purchase a new policy).  Restored policies will be treated as if they were never surrendered for all purposes, including Investment Experience, interest, and deduction of charges.

For additional information and a description of our current policy restoration requirements and procedures see the " Policy Restoration Procedure " section of the Statement of Additional Information to this prospectus or contact us.  The Statement of Additional Information is available free of charge and can be obtained using the contact information on page 1 of this prospectus.

Partial Withdrawals

After the first Policy Year, you may make a Written Request to withdraw part of the Net Cash Surrender Value subject to certain conditions.  We will process each partial withdrawal at the unit values next determined after we receive your request.  We generally will pay a partial withdrawal request within 7 days after the Valuation Day when we receive the request.  We may postpone payment of partial withdrawals under certain conditions.

Rules for Partial Withdrawals

ž	You must request at least $1,500.

ž	For each partial withdrawal, we deduct a $25 fee from the remaining Policy Account Value. See "Charges and Deductions – Partial Withdrawal Charge."

ž	The Insured must be alive and the Policy must be in force when you make your request, and this request must be made before the Final Policy Date.

ž
You can specify the Subaccount(s) from which to make the partial withdrawal but may not specify that the partial withdrawal be deducted from the Guaranteed Account.  If you do not make a specification, we will deduct the amount (including any fee) from the Subaccounts and the Guaranteed Account on a pro rata basis (that is, based on the proportion that each Subaccount value and the Guaranteed Account value bears to the unloaned Policy Account Value).

ž	You may not make a partial withdrawal if, or to the extent that, the partial withdrawal would reduce the Face Amount below the minimum Face Amount.

Effect of Partial Withdrawals

ž	A partial withdrawal can affect the Face Amount, death benefit, and net amount at risk (which is used to calculate the cost of insurance charge (see "Charges and Deductions – Monthly Deduction").

ž
If death benefit Option A is in effect, we will reduce the Face Amount by the amount of the partial withdrawal (including the partial withdrawal charge).  Any decrease in Face Amount due to a partial withdrawal will first reduce the most recent increase in Face Amount, then the next most recent increases in succession, and lastly, the Initial Face Amount.

ž
If you purchased an Additional Insurance Benefit Rider, partial withdrawals first decrease the Policy's Face Amount (beginning with the most recent increase, then the next most recent increases in succession, and then the Initial Face Amount) and then the Rider coverage amount.

ž	If a partial withdrawal would cause the Policy to fail to qualify as life insurance under the Code, we will not allow the partial withdrawal.

ž	A partial withdrawal may have tax consequences. See "Federal Tax Considerations – Tax Treatment of Policy Benefits."

Transfers

You may make transfers between and among the Subaccounts and the Guaranteed Account.  We determine the amount you have available for transfers at the end of the Valuation Period when we receive your request.  The following features apply to transfers under the Policy:

♦	You must transfer at least $1,000, or the total value in the Subaccount or Guaranteed Account, if less.

♦
We deduct a $25 charge from the amount transferred for the 13th and each additional transfer in a Policy Year.  Some transfers do not count as transfers for the purpose of assessing the transfer charge (see below).

♦	We may restrict the quantity and/or the mode of communication of transfer requests to prohibit disruptive trading that is deemed potentially harmful to Policy Owners (see "Disruptive Trading" below).

♦	We consider each telephone, fax, e-mail, or Written Request to be a single transfer, regardless of the number of Subaccounts (or Guaranteed Account) involved.

♦
We process transfers based on unit values determined at the end of the Valuation Day when we receive your transfer request.  The corresponding Portfolio of any Subaccount determines its net asset value per each share once daily, as of the close of the regular business session of the New York Stock Exchange (usually 4:00 p.m., Eastern time), which coincides with the end of each Valuation Period.  Therefore, we will process any transfer request we receive after the close of the regular business session of the New York Stock Exchange, using the net asset value for each share of the applicable Portfolio determined as of the close of the next regular business session of the New York Stock Exchange.

Disruptive Trading

Neither the Policies nor the Portfolios are designed to support active trading strategies that require frequent movement between or among sub-accounts (sometimes referred to as "market-timing," "short-term trading," or "disruptive trading").  We discourage (and will take action to deter) disruptive trading in the Policies because the frequent movement between or among Subaccounts may negatively impact other Policy Owners.  Short-term trading can result in:

•	the dilution of the value of Policy Owners' interests in the Portfolio;

•
Portfolio managers taking actions that negatively impact performance (keeping a larger portion of the Portfolio's assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

•	increased administrative costs due to frequent purchases and redemptions.

To protect Policy Owners from the negative impact of these practices, we have implemented, or we reserve the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of disruptive trading strategies. We cannot guarantee that our attempts to deter active trading strategies will be successful.  If active trading strategies are not successfully deterred by our actions, the performance of the Subaccounts that are actively traded will be adversely impacted.  Policy Owners remaining in the affected Subaccount will bear any resulting increased costs.

Redemption Fees.  Some Portfolios assess a short-term trading fee in connection with transfers from a Subaccount that occur within 60 days after the date of the allocation to that Subaccount.  The fee is assessed against the amount transferred and is paid to the Portfolio.  Redemption fees compensate the Portfolio for any negative impact on fund performance resulting from short-term trading.  For more information on Short-Term Trading Fees, see "Short-Term Trading Fees . "

U.S. Mail Restrictions. We monitor transfer activity in order to identify those who may be engaged in disruptive trading practices.  Transaction reports are produced and examined.  Generally, a Policy may appear on these reports if the Policy Owner (or a third party acting on their behalf) engages in a certain number of transfers in a given period.  We consider each telephone, fax, e-mail, or Written Request to be a single transfer, regardless of the number of Subaccounts (or the Guaranteed Account) involved.

As a result of this monitoring process, we may restrict the method of communication by which transfer orders will be accepted.  In general, we will adhere to the following guidelines:

Trading Behavior	Our Response
6 or more transfers in one calendar quarter
We will mail a letter to the Policy Owner notifying them that:
    (1) they have been identified as engaging in harmful trading practices; and
    (2) if their transfers exceed 11 in two consecutive calendar quarters or 20 in one calendar year, the Policy Owner will be limited to submitting transfer requests via U.S. mail.

More than 11 transfers in two consecutive calendar quarters OR More than 20 transfers in one calendar year	We will automatically limit the Policy Owner to submitting transfer requests via U.S. mail.

Each January 1st, we will start the monitoring anew, so that each Policy starts with 0 transfers each January 1st .   See, however, the "Other Restrictions" provision below.

Managers of Multiple Policies. Some investment advisers/representatives manage the assets of multiple NLIC policies and/or contracts pursuant to trading authority granted or conveyed by multiple Policy Owners.  We will generally require these multi-contract advisers to submit all transfer requests via U.S. mail.

Other Restrictions. We reserve the right to refuse or limit transfer requests, or take any other action deemed necessary, in order to protect Policy Owners, Payees, and Beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Policy Owners (or third parties acting on their behalf).  In particular, trading strategies designed to avoid or take advantage of our monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by us to constitute harmful trading practices, may be restricted. In the event a restriction we impose results in a transfer request being rejected, we will notify you that your transfer request has been rejected.  If a short-term trading fee is assessed on your transfer, we will provide you a confirmation of the amount of the fee assessed.

Any restrictions that we implement will be applied consistently and uniformly.  Some transfers do not count as transfers for purposes of monitoring for disruptive trading (see below).

Portfolio Restrictions and Prohibitions.  Pursuant to regulations adopted by the SEC, we are required to enter into written agreements with the Portfolios which allow them to:

(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any of our policy owners;

(2)	request the amounts and dates of any purchase, redemption, transfer or exchange request ("transaction information"); and

(3)	instruct us to restrict or prohibit further purchases or exchanges by policy owners that violate policies established by the Portfolio (whose policies may be more restrictive than our policies).

We are required to provide such transaction information to the Portfolios upon their request.  In addition, we are required to restrict or prohibit further purchases or exchange requests upon instruction from the Portfolios.  We and any affected policy owner may not have advance notice of such instructions from a Portfolio to restrict or prohibit further purchases or exchange requests.  If a Portfolio refuses to accept a purchase or exchange request submitted by us, we will keep any affected policy owner in their current Portfolio allocation.

Transfers from the Guaranteed Account

You may make one transfer out of the Guaranteed Account within 30 days prior to or following each Policy Anniversary.  The amount transferred may not exceed 25% of the Guaranteed Account value.  However, if the Guaranteed Account value is less than $1,000, the entire Guaranteed Account value may be transferred.  If we receive your request for this transfer within 30 days prior to the Policy

Anniversary, the transfer will be made as of the Policy Anniversary.  If this request is received within 30 days after the Policy Anniversary, the transfer will be made as of the date we receive the request at our Service Center.

Dollar Cost Averaging

You may elect to participate in a dollar cost averaging program in the Application or by completing an election form.  Dollar cost averaging is an investment strategy designed to reduce the investment risks associated with market fluctuations.  The strategy spreads the allocation of your Premium into the Subaccounts or Guaranteed Account over a period of time by systematically and automatically transferring, on a monthly basis, specified dollar amounts from any selected Subaccount to any other Subaccount(s) or the Guaranteed Account.  This allows you to potentially reduce the risk of investing most of your Premium into the Subaccounts at a time when prices are high.  We do not assure the success of this strategy, and success depends on market trends.  We cannot guarantee that dollar cost averaging will result in a profit or protect against loss.  You should carefully consider your financial ability to continue the program over a long enough period of time to purchase units when their value is low as well as when it is high.  There is no additional charge for dollar cost averaging.  We may modify, suspend, or discontinue the dollar cost averaging program at anytime upon 30 days' Written Notice to you.  Dollar cost averaging transfers do not count as transfers for purposes of assessing the transfer fee and do not count as transfers for purposes of monitoring for disruptive trading.

Automatic Asset Rebalancing

We also offer an automatic asset rebalancing program under which we will automatically transfer amounts quarterly or annually to maintain a particular percentage allocation among the Subaccounts.  Policy Account Value allocated to each Subaccount will grow or decline in value at different rates.  The automatic asset rebalancing program automatically reallocates the Policy Account Value in the Subaccounts at the end of each quarterly or annual period to match your Policy's currently effective premium allocation schedule.  The automatic asset rebalancing program will transfer Policy Account Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value (or not increased as much).  Over time, this method of investing may help you buy low and sell high.  The automatic asset rebalancing program does not guarantee gains, nor does it assure that you will not have losses.  Policy Account Value in the Guaranteed Account is not available for this program.  There is no additional charge for the automatic asset rebalancing program.  We may modify, suspend, or discontinue the automatic asset rebalancing program at any time.  Automatic asset rebalancing transfers do not count as transfers for purposes of assessing the transfer fee.  However, automatic asset rebalancing transfers do count as transfers for purposes of monitoring for disruptive trading.

Additional Transfer Rights

Special Transfer Right. At any one time during the first 2 years following the Policy Issue Date, you may request a transfer of the entire amount in the Separate Account to the Guaranteed Account, and the allocation of all future Net Premiums to the Guaranteed Account.  This serves as an exchange of the Policy for the equivalent of a flexible premium fixed benefit life insurance policy.  We will not assess any transfer or other charges in connection with the special transfer right, and this transfer will not count as a transfer for purposes of assessing a transfer fee or for purposes of monitoring for disruptive trading.

Conversion Privilege for Increase in Face Amount. At any one time during the first 2 years following an increase in the Policy's Face Amount, you may exchange the amount of the increase for a fixed benefit permanent life insurance policy without Evidence of Insurability.  Such an exchange may have tax consequences.  Premiums under this new policy will be based on our rates in effect for the same sex, Attained Age, and Premium Class of the Insured on the effective date of the increase in the Face Amount.  The new policy will have the same Face Amount and Policy Issue Date as the amount and effective date of the increase.  We will refund the expense charge for the increase and the Monthly Deductions for the increase made on each Policy Processing Day between the effective date of the increase to the date of conversion.  We will not assess any transfer charges in connection with this conversion privilege, and this transfer will not count as a transfer for purposes of assessing a transfer fee or for purposes of monitoring for disruptive trading.

Change in Subaccount Investment Policy. If the investment policy of a Subaccount is materially changed, you may transfer the portion of the Policy Account Value in that Subaccount to another Subaccount or to the Guaranteed Account.

Loans

While the Policy is in force, you may submit a request to borrow money from us using the Policy as the only collateral for the loan.  You may increase your risk of Lapse if you take a loan.  A loan that is taken from, or secured by, a Policy may have tax consequences.

Loan Conditions:

•	The minimum loan you may take is $500.

•	The maximum loan you may take is the Net Cash Surrender Value on the date of the loan.

•
To secure the loan, we transfer an amount as collateral to the Loan Account.  This amount is equal to the amount of the loan (adjusted by the guaranteed earned interest rate and the charged interest rate to the next Policy Anniversary).  You may request that we transfer this amount from specific Subaccounts, but may not request that we transfer this amount from the Guaranteed Account.  However, if you do not specify any specific Subaccounts, we will transfer the loan from the Subaccounts and the

Guaranteed Account on a pro rata basis based on the proportion that the values in the Subaccounts and Guaranteed Account bear to the unloaned Policy Account Value.  Transfers to and from the Loan Account do not count as transfers for purposes of assessing a transfer fee or for purposes of monitoring for disruptive trading.

•	We charge you 6% interest per year (charged interest rate) on your loan.

•
Amounts in the Loan Account earn interest at an annual rate guaranteed not to be lower than 4.0% (earned interest rate).  We may credit the Loan Account with an interest rate different than the rate credited to Net Premiums allocated to the Guaranteed Account.  We currently credit 4% to amounts in the Loan Account until the 10th Policy Anniversary or Attained Age 60, whichever is later, and 5.75% annually thereafter.  The tax consequences associated with loans taken from or secured by a Policy that is not a MEC are unclear when the interest earned on the loan is increased to 5.75%.

•
You may repay all or part of your Indebtedness at any time while the Insured is alive and the Policy is in force.  Upon each loan repayment, we will allocate an amount equal to the loan repayment (but not more than the amount of the outstanding loan) from the Loan Account back to the Subaccounts and/or Guaranteed Account according to the pro rata basis upon which we originally transferred the loan collateral from the Subaccounts and/or Guaranteed Account as described above.  We will allocate any repayment in excess of the amount of the outstanding loan to the Subaccounts and/or the Guaranteed Account based on the amount of interest due on the portion of the outstanding loan allocated to each such account.

•
While your loan is outstanding, we will credit all payments you send to us as loan repayments unless you provide Written Notice for the payments to be applied as Premium payments.  (For New York residents, we will credit all payments you send to us as Premium payments unless you provide Written Notice for the payments to be applied as loan repayments.)

•
A loan, whether or not repaid, affects the Policy, the Policy Account Value, the Net Cash Surrender Value, and the death benefit.  Loan amounts are not affected by the investment performance of the Subaccounts and may not be credited with the interest rates accruing on the Guaranteed Account.  We deduct any Indebtedness from the Policy Account Value upon Surrender, and from the Insurance Proceeds payable on the Insured's death.

•
If your Indebtedness causes the Net Cash Surrender Value on a Policy Processing Day to be less than the Monthly Deduction due, your Policy will enter a Grace Period.  See "Policy Lapse and Reinstatement."

•	We normally pay the amount of the loan within 7 days after we receive a loan request. We may postpone payment of loans under certain conditions.

There are risks involved in taking a loan, including the potential for a Policy to Lapse if projected earnings, taking into account outstanding loans, are not achieved.  If the Policy is a MEC, then a loan will be treated as a partial withdrawal for federal income tax purposes.  A loan may also have possible adverse tax consequences that could occur if a Policy Lapses with loans outstanding.  See "Policy Lapse and Reinstatement."  In addition, if a loan is taken from a Policy that is part of a plan subject to the Employee Retirement Income Security Act of 1974 ("ERISA"), the loan will be treated as a "prohibited transaction" subject to certain penalties unless additional ERISA requirements are satisfied.  The Owner of such a Policy should seek competent advice before requesting a Policy loan.

Telephone, Fax, and E-mail Requests

In addition to Written Requests, we may accept telephone, fax, and e-mail instructions from you or an authorized third party regarding transfers, dollar cost averaging, automatic asset rebalancing, loans (excluding 403(b) plans), exercise of the special transfer right, and partial withdrawals (fax and e-mail only), subject to the following conditions:

ž
You must complete and sign our telephone, fax, or e-mail request form and send it to us.  You also may authorize us in the Application or by Written Notice to act upon instructions given by telephone, fax, or e-mail.

ž	You may designate in the request form a third party to act on your behalf in making telephone, fax, and e-mail requests (subject to our disruptive trading policies).

ž	We will employ reasonable procedures to confirm that instructions are genuine.

ž
If we follow these procedures, we are not liable for any loss, damage, cost, or expense from complying with instructions we reasonably believe to be authentic.  You bear the risk of any such loss.  If we do not employ reasonable confirmation procedures, we may be liable for losses due to unauthorized or fraudulent instructions.

ž
These procedures may include requiring forms of personal identification prior to acting upon instructions, providing written confirmation of transactions to you, and/or tape recording telephone instructions received from you.

ž	We reserve the right to suspend telephone, fax, and/or e-mail instructions at any time for any class of Policies for any reason.

If you are provided a personal identification number ("PIN") in order to execute electronic transactions, you should protect your PIN, because self-service options will be available to your agent of record and to anyone who provides your PIN.  We will not be able to verify that the person providing instructions by telephone, fax, or e-mail is you or is authorized by you.

Telephone, fax, and e-mail may not always be available.  Any telephone, fax, or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons.  These outages or slowdowns may delay or prevent our processing of your request.  Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances.  If you are experiencing problems, you should make your request by writing to the Service Center.

Policy Lapse and Reinstatement

Lapse

Your Policy may enter a 61-day Grace Period and possibly Lapse (terminate without value) if the Net Cash Surrender Value is not enough to pay the Monthly Deduction and other charges.  If you have taken a loan, then your Policy also will enter a Grace Period (and possibly Lapse) whenever your Indebtedness reduces the Net Cash Surrender Value to zero.

Your Policy will not Lapse:

1.
During the first 5 Policy Years (during the first 8 Policy Years for Policies issued on or before July 31, 2005), if you pay Premiums (less any Indebtedness and partial withdrawals) in excess of the Minimum Guarantee Premium;

2.	If you purchase a Guaranteed Minimum Death Benefit Rider and meet certain conditions; or

3.	If you make a payment equal to 3 Monthly Deductions before the end of the Grace Period.

If your Policy enters a Grace Period, we will mail a notice to your last known address.  The 61-day Grace Period begins on the date of the notice.  The notice will indicate that the payment amount of 3 Monthly Deductions is required and will also indicate the final date by which we must receive the payment to keep the Policy from Lapsing.  If we do not receive the specified minimum payment by the end of the Grace Period, all coverage under the Policy will terminate and you will receive no benefits.  You may reinstate a Lapsed Policy if you meet certain requirements.  If the Insured dies during the Grace Period, we will pay the Insurance Proceeds.

Reinstatement

Unless you have surrendered your Policy, you may reinstate a Lapsed Policy at any time while the Insured is alive and within 3 years after the end of the Grace Period (and prior to the Final Policy Date) by submitting all of the following items to us at our Service Center:

1.	A Written Notice requesting reinstatement;

2.	Evidence of Insurability we deem satisfactory; and

3.	Payment of sufficient Premium to keep the Policy in force for at least 3 months following the date of reinstatement.

The effective date of reinstatement will be the first Policy Processing Day on or next following the date we approve your Application for reinstatement.  The reinstated Policy will have the same Policy Date as it had prior to the Lapse.  Upon reinstatement, the Policy Account Value will be based upon the Premium paid to reinstate the Policy.

The Company and the Guaranteed Account
The Company

Nationwide Life Insurance Company ( " NLIC " ), the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its Main Administrative Office at One Nationwide Plaza, Columbus, Ohio 43215.  We provide life insurance, annuities and retirement products.  We are admitted to do business in all states, the District of Columbia and Puerto Rico.

NLIC is a wholly owned subsidiary of Nationwide Financial Services, Inc. ( " NFS " ), a holding company.  NLIC is an indirect wholly owned subsidiary, and NFS a direct wholly owned subsidiary, of Nationwide Mutual Insurance Company.

Before January 1, 2010, the Policies were issued by Nationwide Life Insurance Company of America ( " NLICA " ), at that time a wholly owned subsidiary of NFS.  NLICA was chartered by the Commonwealth of Pennsylvania in 1865 under the name Provident Mutual Life Insurance Company ( " PMLIC " ).  On October 1, 2002, PMLIC converted from a mutual insurance company to a stock insurance company, changed its name to Nationwide Life Insurance Company of America, and became a wholly owned subsidiary of NFS, pursuant to terms of a sponsored demutualization.  Effective following the close of business on December 31, 2009, NLICA merged with and into NLIC, and NLIC was the surviving company.

The Guaranteed Account

The Guaranteed Account is part of our general account.  We own the assets in the general account, and we use these assets to support our insurance and annuity obligations other than those funded by our separate investment accounts.  These assets are subject to our general liabilities from business operations.  Subject to applicable law, we have sole discretion over investment of the Guaranteed Account's assets.  We bear the full investment risk for all amounts allocated or transferred to the Guaranteed Account.  We guarantee that the amounts allocated to the Guaranteed Account will be credited interest daily at a net effective annual interest rate of at least 4%.  The principal, after charges and deductions, is also guaranteed.  We will determine any interest rate credited in excess of the guaranteed rate at our sole discretion.

The Guaranteed Account value will not share in the investment performance of our general account.  Because we, in our sole discretion, anticipate changing the current interest rate from time to time, different allocations you make to the Guaranteed Account will be credited with different current interest rates.  For each amount allocated or transferred to the Guaranteed Account, we apply the current interest rate to the end of the calendar year.  At the end of that calendar year, we reserve the right to declare a new current interest rate on this amount and accrued interest thereon (which may be a different rate than the rate that applies to new allocations to the Guaranteed Account on that date).  We guarantee the rate declared on this amount and accrued interest thereon at the end of each calendar year for the following calendar year.  You assume the risk that interest credited to amounts in the Guaranteed Account may not exceed the minimum 4% guaranteed rate.

We allocate amounts from the Guaranteed Account for partial withdrawals, transfers to the Subaccounts, or charges for the Monthly Deduction on a last in, first out (i.e., LIFO) basis for the purpose of crediting interest.

We have not registered the Guaranteed Account with the SEC, and the staff of the SEC has not reviewed the disclosure in the prospectus relating to the Guaranteed Account.

It is important to remember any guaranteed benefits or interest crediting associated with the Guaranteed Account is subject to our claims paying ability.

The Separate Account and the Portfolios

The Separate Account

The Separate Account is a separate investment account originally established under Delaware law.   Upon closure of the merger of NLICA into NLIC on December 31, 2009, the Separate Account became subject to, and will be operated in compliance with, Ohio law.   We own the assets in the Separate Account and we are obligated to pay all benefits under the Policies.  We may use the Separate Account to support other variable life insurance policies we issue.  The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and qualifies as a "separate account" within the meaning of the federal securities laws.  This registration does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC.

We have divided the Separate Account into Subaccounts that may invest in shares of the Portfolios offered under the Policy.  The Subaccounts buy and sell Portfolio shares at net asset value.  Any dividends and distributions from a Portfolio are reinvested at net asset value in shares of that Portfolio.

Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account will be credited to or charged against the Separate Account without regard to our other income, gains, or losses.  Income, gains, and losses credited to, or charged against, a Subaccount reflect the Subaccount's own investment performance and not the investment performance of our other assets.  The Separate Account assets are held separate from our other assets and are not part of our general account.  We may not use the Separate Account's assets to pay any of our liabilities other than those arising from the Policies.  If the Separate Account's assets exceed the required reserves and other liabilities, we may transfer the excess to our general account.  The Separate Account may include other Subaccounts that are not available under the Policies and are not discussed in this prospectus.

Deregistration of the Separate Account.  We may deregister Nationwide Provident VLI Separate Account   1 under the 1940 Act in the event the separate account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account or for any other purpose approved by the SEC.

No deregistration may take place without the prior approval of the SEC.  All policy owners will be notified in the event we deregister Nationwide Provident VLI Separate Account   1.

We reserve the right to make structural and operational changes affecting the Separate Account.  See "Addition, Deletion, or Substitution of Investments," below.

We do not guarantee any money you place in the Subaccounts.  The value of each Subaccount will increase or decrease, depending on the investment performance of the corresponding Portfolio.  You could lose some or all of your money.

The Portfolios

The Separate Account invests in shares of certain Portfolios.  Each Portfolio is part of a mutual fund that is registered with the SEC as an open-end management investment company.  This registration does not involve supervision of the management or investment practices or policies of the Portfolios or mutual funds by the SEC.

Each Portfolio's assets are held separate from the assets of the other Portfolios, and each Portfolio has investment objectives and policies that are different from those of the other Portfolios.  Thus, each Portfolio operates as a separate investment fund, and the income or losses of one Portfolio generally have no effect on the investment performance of any other Portfolio.  For more detail about each Portfolio, refer to each Portfolio's prospectus and/or Appendix A: Portfolio Information later in this prospectus.

In addition to the Separate Account, the Portfolios may sell shares to other separate investment accounts established by other insurance companies to support variable annuity contracts and variable life insurance policies or qualified retirement plans, or to certain pension and retirement plans qualifying under Section 401 of the Code.  It is possible that, in the future, material conflicts could arise as a result of such "mixed and shared" investing.

These Portfolios are not available for purchase directly by the general public, and are not the same as other mutual fund portfolios with very similar or nearly identical names that are sold directly to the public.  However, the investment objectives and policies of certain Portfolios available under the Policy are very similar to the investment objectives and policies of other portfolios that are or may be managed by the same investment adviser or manager.  Nevertheless, the investment performance of the Portfolios available under the Policy may be lower or higher than the investment performance of these other (publicly available) portfolios.  There can be no assurance, and we make no representation, that the investment performance of any of the Portfolios available under the Policy will be comparable to the investment performance of any other portfolio, even if the other portfolio has the same investment adviser or manager, the same investment objectives and policies, and a very similar name.

We (or an affiliate) may receive compensation from a Fund or its investment adviser or distributor (or affiliates thereof) in connection with administration, distribution, or other services provided with respect to the Funds and their availability through the Policies.  The amount of this compensation is based upon a percentage of the assets of the Fund attributable to the Policies and other policies issued by us (or an affiliate).  These percentages differ, and some Funds, advisers, or distributors (or affiliates) may pay us more than others.  We also may receive 12b-1 fees.

Addition, Deletion, or Substitution of Investments

Where permitted by applicable law, we reserve the right to make certain changes to the structure and operation of the Separate Account without your consent, including, among others, the right to:

1.	Remove, combine, or add Subaccounts and make the new Subaccounts available to you at our discretion;

2.	Substitute shares of a Fund , which may have different fees and expenses, for shares of another Fund at our discretion;

3.	Substitute or close Subaccounts to allocations of Premiums or Policy Account Value, or both, and to existing investments or the investment of future Premiums, or both, at any time in our discretion;

4.	Transfer assets supporting the Policies from one Subaccount to another or from the Separate Account to another separate account;

5.	Combine the Separate Account with other separate accounts, and/or create new separate accounts;

6.	Deregister the Separate Account under the 1940 Act, or operate the Separate Account as a management investment company under the 1940 Act, or as any other form permitted by law; and

7.	Modify the provisions of the Policy to reflect changes to the Subaccounts and the Separate Account and to comply with applicable law.

The particular Portfolios available under the Policies may change from time to time.  Specifically, Portfolios or Portfolio share classes that are currently available may be removed or closed off to future investment.  New Portfolios or new share classes of currently available Portfolios may be added.  Policy Owners will receive notice of any such changes that affect their Policy.  Additionally, not all of the Portfolios are available in every state.

The Portfolios, which sell their shares to the Subaccounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Subaccounts.  We will not make any such changes without receiving any necessary approval of the SEC and applicable state insurance departments.  We will notify you of any changes.

Substitution of Securities.  We may substitute, eliminate, or combine shares of another underlying F und for shares already purchased or to be purchased in the future if either of the following occurs:

1 .	shares of a current underlying F und are no longer available for investment; or
2 .	further investment in an underlying F und is inappropriate.

In April 2009, we filed an application with the SEC for an order permitting us to substitute shares of certain underlying Funds into other underlying Funds available in the policy that have similar investment objectives and strategies.  If and when we receive SEC approval for these substitutions, affected policy owners will be notified in advance of the specific details relating to the substitutions and will be given an opportunity to make alternate investment allocations.

No substitution of shares may take place without the prior approval of the SEC.  All affected policy owners will be notified in the event there is a substitution, elimination or combination of shares.

The substitute mutual fund may have different fees and expenses.  Substitution may be made with respect to existing investments or the investment of future Premium, or both.  We may close Sub-Accounts to allocations of Premiums or policy value, or both, at any time in our sole discretion.  The mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.

Voting Portfolio Shares

Even though we are the legal owner of the Portfolio shares held in the Subaccounts, and have the right to vote on all matters submitted to shareholders of the Portfolios, we will vote our shares only as Owners instruct, so long as such action is required by law.

Before a vote of a Portfolio's shareholders occurs, you will receive voting materials.  We will ask you to instruct us on how to vote and to return your proxy to us in a timely manner.  You will have the right to instruct us on the number of Portfolio shares that corresponds to the amount of Policy Account Value you have in that Portfolio (as of a date set by the Portfolio).

If we do not receive voting instructions on time from some Owners, we will vote those shares in the same proportion as the timely voting instructions we receive.  What this means to you is that when only a small number of policy owners vote, each vote has a greater impact on, and may control the outcome of the vote.  Should federal securities laws, regulations, or interpretations change, we may elect to vote Portfolio shares in our own right.  If required by state insurance officials, or if permitted under federal regulation, under certain circumstances we may disregard certain Owner voting instructions.  If we ever disregard voting instructions, we will send you a summary in the next annual report to Owners advising you of the action and the reasons we took this action.

Charges and Deductions

We make certain charges and deductions under the Policy.  These charges and deductions compensate us for: (1) services and benefits we provide; (2) costs and expenses we incur; and (3) risks we assume.

Services and benefits we provide:	• the death benefit, cash, and loan benefits under the Policy • investment options, including Premium allocations • administration of elective options • the distribution of reports to Owners
Costs and expenses we incur:
      • costs associated with processing and underwriting Applications, and with issuing and administering the Policy (including any Riders)
• overhead and other expenses for providing services and benefits
• sales and marketing expenses
• other costs of doing business, such as collecting Premiums, maintaining records, processing claims, effecting transactions, and paying federal, state, and local premium and other taxes and fees
• redemption fees assessed by certain Portfolios

Risk we assume:
      • that the cost of insurance charges we may deduct are insufficient to meet our actual claims because Insureds die sooner than we estimate
• that the costs of providing the services and benefits under the Policies exceed the charges we deduct

Premium Expense Charge

Prior to allocation of Net Premium, we deduct a premium expense charge from each Premium to compensate us for distribution expenses and certain taxes.  We credit the remaining amount (the Net Premium) to your Policy Account Value according to your allocation instructions.  The premium expense charge consists of:

1.
Premium Tax Charge: for state and local premium taxes based on the rate for the Insured's residence at the time the Premium is paid.  Premium taxes vary from state to state but range from 0% to 4%.  (Kentucky imposes an additional city premium tax that applies only to first year premium.  This tax varies by municipality and is no greater than 12%) .   No premium tax charge is deducted in jurisdictions that impose no premium tax; and

2.
Percent of Premium Charge: equal to 1.5% of each Premium payment to compensate us partially for federal taxes and the cost of selling the Policy.  We may increase this charge to a maximum of 3% of each Premium payment.

The premium expense charge is a percentage of each Premium payment.  This means that the greater the amount and frequency of Premium payments you make, the greater the amount of the premium expense charge we will assess.

Monthly Deduction

We deduct a Monthly Deduction from the Policy Account Value on the Policy Date and on each Policy Processing Day to compensate us for administrative expenses and for the Policy's insurance coverage.  We will make deductions from each Subaccount and the Guaranteed Account in accordance with the allocation percentage for Monthly Deductions you chose at the time of Application, or as later changed by Written Notice.  If we cannot make a Monthly Deduction on this basis, we will make deductions on a pro rata basis (i.e., in the same proportion that the value in each Subaccount and the Guaranteed Account bears to the unloaned Policy Account

Value on the Policy Processing Day).  Because portions of the Monthly Deduction (such as the cost of insurance) can vary from month to month, the Monthly Deduction will also vary.

If the Policy Date is set prior to the Policy Issue Date, a Monthly Deduction will accrue on the Policy Date and on each Policy Processing Day until the Policy Issue Date.  On the Policy Issue Date, these accrued Monthly Deductions will be deducted from the Policy Account Value.  The maximum amount deducted on the Policy Issue Date will equal the sum of 6 Monthly Deductions.  We will then deduct a Monthly Deduction from the Policy Account Value on each Policy Processing Day thereafter as described above.

The Monthly Deduction has 4 components:

ž	the cost of insurance charge;

ž	the monthly administrative charge;

ž	the initial administrative charge (for the first 12 Policy Processing Days); and

ž	charges for any Riders (as specified in the applicable Rider(s)).

Cost of Insurance.  We assess a monthly cost of insurance charge to compensate us for underwriting the death benefit.  The charge depends on a number of variables (Attained Age, sex, Premium Class, Policy Year, and net amount at risk (described below)) that would cause it to vary from Policy to Policy and from Policy Processing Day to Policy Processing Day.  Your Policy's specifications page indicates the guaranteed cost of insurance charge applicable to your Policy.  We expect to profit from this charge and may use these profits for any lawful purpose including covering distribution expenses.

Cost of Insurance Charge:	The cost of insurance charge is equal to: • the monthly cost of insurance rate; multiplied by • the net amount at risk for your Policy on the Policy Processing Day.
The net amount risk is equal to: • the death benefit on the Policy Processing Day; minus • the Policy Account Value on the Policy Processing Day.

We calculate the cost of insurance charge separately for the Initial Face Amount and for any increase in Face Amount.  If we approve an increase in your Policy's Face Amount, then a different Premium Class (and a different cost of insurance rate) may apply to the increase, based on the Insured's circumstances at the time of the increase.  If, however, the death benefit is the Policy Account Value times the specified percentage, the rate for the Premium Class for the Initial Face Amount will be used for the amount of the death benefit in excess of the total Face Amount.

The cost of insurance charge is determined in a similar manner for any Additional Insurance Benefit Rider coverage amount and for any increase in Rider coverage amount.  Generally, the current cost of insurance rates for this Rider are lower than the current cost of insurance rates on the Policy's net amount at risk.  The guaranteed cost of insurance rates under the Rider are substantially the same as the guaranteed cost of insurance rates on the Policy's net amount at risk.

Net Amount at Risk.  We also calculate the net amount at risk separately for the Initial Face Amount and for any increase in Face Amount.  In determining the net amount at risk for each increment of Face Amount, the Policy Account Value is first considered part of the Initial Face Amount.  If the Policy Account Value exceeds the Initial Face Amount, it is then considered as part of any increases in Face Amount in the order these increases took effect.  The net amount at risk is affected by investment performance, loans, payments of Premiums, Policy fees and charges, the death benefit option chosen, partial withdrawals, and decreases in Face Amount.

Cost of insurance rates.  We base the cost of insurance rates on the Insured's Attained Age, sex, Premium Class, number of full years the insurance has been in force, and the Face Amount.  The actual monthly cost of insurance rates are based on our expectations as to future mortality and expense experience.  The rates will never be greater than the guaranteed cost of insurance rates stated in your Policy.  These guaranteed rates are based on the 1980 Commissioner's Standard Ordinary Smoker and Nonsmoker Mortality Table and the Insured's Attained Age, sex, and Premium Class.  For Policies issued in states that require "unisex" policies or in conjunction with employee benefit plans, the maximum cost of insurance charge depends only on the Insured's Attained Age, Premium Class, and the 1980 Commissioner's Standard Ordinary Mortality Table NB and SB.  Any change in the cost of insurance rates will apply to all persons of the same Attained Age, sex, Premium Class, and number of full years insurance has been in force.

Premium Class.  The Premium Class of the Insured will affect the cost of insurance rates.  We use an industry-standard method of underwriting in determining Premium Classes, which are based on the health of the Insured.  We currently place Insureds into one of three standard classes – preferred, nonsmoker, and smoker – or into classes with extra ratings, which reflect higher mortality risks and higher cost of insurance rates.

Monthly Administrative Charge.   A Monthly Administrative Charge is deducted from the Policy Account Value on the Policy Date and each Policy Processing Day as part of the Monthly Deduction.  Effective on the later of June 7, 2010, or the date of any required state regulatory approval, the current Monthly Administrative Charge is increased from $7.50 to $11.00, $9.50 for policies issued in New York.  This charge may be increased, but in no event will it be greater than $12 per month.  This charge is intended to reimburse NLIC for ordinary administrative expenses expected to be incurred, including record keeping, processing claims and certain Policy changes, preparing and mailing reports, and overhead costs.

Initial Administrative Charge.  On the first 12 Policy Processing Days, we deduct a $5.00 initial administrative charge for Policy issue costs.

Charges for Riders.  The Monthly Deduction includes charges for any supplemental insurance benefits you add to your Policy by Rider.  For example, if you elect the Guaranteed Minimum Death Benefit Rider, we deduct a charge of $0.01 per every $1,000 of Face Amount on the Rider Policy Date and each Policy Processing Day thereafter to compensate us for costs associated with providing the guaranteed death benefit.

Mortality and Expense Risk Charge

We deduct a daily charge from each Subaccount (but not the Guaranteed Account) to compensate us for certain mortality and expense risks we assume.  The mortality risk is that an Insured will live for a shorter time than we project.  The expense risk is that the expenses that we incur will exceed the administrative charge limits we set in the Policy.

This charge is currently equal to:

•	the assets in each Subaccount; multiplied by

•	0.002055%, which is the daily portion of the annual mortality and expense risk charge rate of 0.75% during all Policy Years.

If this charge does not cover our actual costs, we absorb the loss.  Conversely, if the charge more than covers actual costs, the excess is added to our surplus.  We may increase this charge to a maximum annual rate of 0.90%.  We expect to profit from this charge and may use these profits for any lawful purpose including covering distribution expenses.

In certain situations, a portion of the mortality and expense risk charge may be offset by the Special Policy Account Value Credit.  See "Policy Account Values – Special Policy Account Value Credit."

Surrender Charges and Additional Surrender Charges

Surrender charges and additional surrender charges are deducted to compensate us partially for the cost of administering, issuing, and selling the Policy, including agent sales commissions, the cost of printing the prospectuses and sales literature, any advertising costs, medical exams, review of Applications for insurance, processing of the Applications, establishing Policy records, and Policy issue.  We do not expect surrender charges and additional surrender charges to cover all of these costs.  To the extent that they do not, we will cover the shortfall from our general account assets, which may include profits from the mortality and expense risk charge and cost of insurance charge.

Surrender Charge.  If your Policy Lapses or you fully Surrender your Policy during the first 12 Policy Years, we deduct a surrender charge from your Policy Account Value and pay the remaining amount (less any outstanding Indebtedness) to you.  The payment you receive is called the Net Cash Surrender Value.  This surrender charge does not apply to partial withdrawals.

The surrender charge consists of:

1.	Deferred Administrative Charge: the charge described in the table below less any deferred administrative charge previously paid at the time of a decrease in Face Amount.

Policy Year(s)	Charge Per $1,000 of Face Amount
1-6	$4.90
7	$4.20
8	$3.50
9	$2.80
10	$2.10
11	$1.40
12	$0.70
13+	$ -0-

2.	Deferred Sales Charge: this charge equals the lesser of a or b (less any deferred sales charge previously paid at the time of a prior decrease in Face Amount), where:

a = 35% of all Premiums paid to the date of Surrender or Lapse; or

b = the following percentage of Target Premium:

Policy Year(s)	% of Target Premium for the Initial Face Amount
1-6	70%
7	60%
8	50%
9	40%
10	30%
11	20%
12	10%
13+	0%

Additional Surrender Charge.  Within 12 years after the effective date of an increase in Face Amount, we deduct an additional surrender charge if you Surrender the Policy or it Lapses.

The additional surrender charge consists of:

1.	Additional Deferred Administrative Charge: the charge described in the table below less any additional deferred administrative charge previously paid at the time of a decrease in Face Amount.

Policy Year(s)	Charge Per $1,000 for Each Increase in Face Amount
1-6	$4.90
7	$4.20
8	$3.50
9	$2.80
10	$2.10
11	$1.40
12	$0.70
13+	$ -0-

2.	Additional Deferred Sales Charge: this charge equals the lesser of a or b (less any additional deferred sales charge for this increase previously paid at the time of a decrease in Face Amount), where:

a = 35% of Premiums allocated to the increase in Face Amount; or

b = the following percentage of Target Premium:

Policy Year(s)	% of Target Premium for the Initial Face Amount
1-6	70%
7	60%
8	50%
9	40%
10	30%
11	20%
12	10%
13+	0%

Decrease in Face Amount.  In the event of a decrease in Face Amount before the end of the 12th Policy Year or within 12 years after an increase in Face Amount, we deduct a charge that is a portion of the surrender charge and/or additional surrender charge.

♦
If there have been no increases in Face Amount, we determine this portion by dividing the amount of the decrease by the current Face Amount and multiplying the result by the surrender charge and/or additional surrender charge.

♦
If more than one surrender charge and/or additional surrender charge is in effect because of one or more increases in Face Amount, we apply the surrender charge and/or additional surrender charge in the following order: (1) the most recent increase, followed by (2) the next most recent increases in succession, and (3) the Initial Face Amount.

♦
Where a decrease causes a partial reduction in an increase or in the Initial Face Amount, we will deduct a proportionate share of the surrender charge or additional surrender charge for that increase or for the Initial Face Amount.

♦
We will deduct the surrender charge and/or additional surrender charge applicable to the decrease from the Policy Account Value and the remaining surrender charge and/or additional surrender charge will be reduced by the amount deducted.

♦
We will deduct the surrender charge and/or additional surrender charge from the Subaccounts and the Guaranteed Account based on the proportion that the values in the Subaccounts and the Guaranteed Account bear to the total unloaned Policy Account Value.

The surrender charge, additional surrender charge, and Target Premium vary based on the Insured's Issue or Attained Age, sex, Premium Class, and Initial Face Amount (or increase in Face Amount).  The maximum Target Premium for any Policy is $54 per $1,000 of Face Amount.  Your Policy's specifications page indicates the surrender charges and additional surrender charges applicable to your Policy.

The surrender charge and additional surrender charge may be significant.  You should carefully calculate these charges before you request a Surrender or decrease in Face Amount.  Under some circumstances the level of surrender charges and additional surrender charges might result in no Net Cash Surrender Value available.

We will waive the surrender charge of your policy if you elect to surrender it in exchange for a plan of permanent fixed life insurance offered by us subject to the following:

•	the exchange and waiver may be subject to your providing us new evidence of insurability and our underwriting approval; and

•	you have not elected any of these Riders :

1.      Disability Waiver of Premium Rider ;

2.      Disability Waiver Benefit Rider; or

3.      any Long-term Care Benefit Rider.

We may impose a new surrender charge on the policy received in the exchange.

Face Amount Increase Charge

For Face Amount increases on and after July 25, 2007, the charge on a current basis is $0.00.  For Face Amount increases prior to July 25, 2007, we deducted a charge of $60 plus $0.50 per $1,000 Face Amount increase (but not greater than $750) from the Policy Account Value on the effective date of the increase.  The guaranteed maximum Face Amount increase charge is $60 plus $3.00 per $1,000 Face Amount increase.  We may begin taking a Face Amount increase charge greater than $0.00 at any time on a prospective basis.  We do not guarantee a $750 limit.  When this charge is assessed, it is deducted from the Subaccounts and the Guaranteed Account based on the allocation schedule for Monthly Deductions in effect at the time of the increase.  When assessed, we deduct this charge to compensate us for administrative expenses incurred in connection with the increase, including medical exams, review of the Application for the increase, underwriting decisions, Application processing, and changing Policy records and the Policy.

Partial Withdrawal Charge

After the first Policy Year, you may request a partial withdrawal from your Policy Account Value.  For each partial withdrawal, we will deduct a $25 fee from the remaining Policy Account Value.  This charge is to compensate us for administrative costs in generating the withdrawn payment and in making all calculations that may be required because of the partial withdrawal.

Transfer Charge

We currently allow you to make 12 transfers among the Subaccounts or the Guaranteed Account each Policy Year with no additional charge.

•
We deduct $25 for the 13th and each additional transfer made during a Policy Year to compensate us for the costs of processing these transfers.  We deduct the transfer charge from the amount being transferred.

•
For purposes of assessing the transfer charge, we consider each telephone, fax, e-mail, or Written Request to be one transfer, regardless of the number of Subaccounts (or Guaranteed Account) affected by the transfer.

•
Transfers due to dollar cost averaging, automatic asset rebalancing, loans, the exchange privilege, the special transfer right, change in Subaccount investment policy, or the initial reallocation of account values from the Money Market Subaccount do NOT count as transfers for the purpose of assessing this charge.

Short-Term Trading Fees

Some Portfolios may assess (or reserve the right to assess) a short-term trading fee (or "redemption fee") in connection with transfers from a Subaccount that occur within 60 days after the date of allocation to the Subaccount.

Short-Term Trading Fees are intended to compensate the Portfolio (and Policy Owners with interests allocated in the Portfolio) for the negative impact on fund performance that may result from frequent, short-term trading strategies.  Short-Term Trading Fees are not intended to affect the large majority of Policy Owners not engaged in such strategies.

Any Short-Term Trading Fee assessed by any Portfolio available in conjunction with the Policies described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.  Short-Term Trading Fees will only apply to those Subaccounts corresponding to Portfolios that charge such fees (see the Portfolio prospectus).  Any Short-Term Trading Fees paid are retained by the Portfolio and are part of the Portfolio's assets.  Policy Owners are responsible for monitoring the length of time allocations are held in any particular Subaccount.  We will not provide advance notice of the assessment of any applicable Short-Term Trading Fee.

For a complete list of the Portfolios offered under the Policy that assess (or reserve the right to assess) a Short-Term Trading Fee, please refer to the list of available Portfolios in Appendix A: Portfolio Information later in this prospectus .

If a redemption fee is assessed, the Portfolio will charge the Variable Account 1% of the amount determined to be engaged in short-term trading.  The Variable Account will then pass the Short-Term Trading Fee on to the specific Policy Owner that engaged in short-term trading by deducting an amount equal to the redemption fee from that Policy Owner's sub-account value.  All such fees will be remitted to the Portfolio; none of the fee proceeds will be retained by the Variable Account or us.

When multiple Net Premiums (or exchanges) are made to a Subaccount that is subject to Short-Term Trading Fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining Short-Term Trading Fees.  In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the short-term trading fees.  Transactions that are not subject to short-term trading fees include:

•	scheduled and systematic transfers, such as Dollar Cost Averaging and Automatic Asset Rebalancing;

•	Policy loans or surrenders; or

•	payment of the Insurance Proceeds upon the Insured's death.

New share classes of certain currently available Portfolios may be added as investment options under the Policy.  These new share classes may require the assessment of Short-Term Trading Fees.  When these new share classes are added, new Net Premiums and exchange reallocations to the Portfolios in question may be limited to the new share class.

Loan Interest Charge

Loan interest is charged in arrears on the amount of an outstanding Policy loan.  Loan interest that is unpaid when due will be added to the amount of the loan on each Policy Anniversary and will bear interest at the same rate.  We charge an annual interest rate of 6.00% on Policy loans.

After offsetting the 4.00% interest we guarantee we will credit to the Loan Account, the maximum guaranteed net cost of loans is 2.00% (annually).  Moreover, after offsetting the 5.75% interest we currently credit to the Loan Account after the first 10 Policy Years or until Attained Age 60, whichever is later, the net cost of loans is 0.25% (annually).

Portfolio Expenses

The value of the net assets of each Subaccount reflects the management fees and other expenses incurred by the corresponding Portfolio in which the Subaccount invests.  For further information, consult the Portfolios' prospectuses.

Federal Tax Considerations

The following summarizes some of the basic federal income tax considerations associated with a Policy and does not purport to be complete or to cover all situations.   This discussion is not intended as tax advice.  Please consult counsel or other qualified tax advisers for more complete information .  We base this discussion on our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service (the "IRS").  Federal income tax laws and the current interpretations by the IRS may change.

Tax Status of the Policy .  A Policy must satisfy certain requirements set forth in the Internal Revenue Code (“Code”) in order to qualify as a life insurance policy for federal income tax purposes and to receive the tax treatment normally accorded life insurance policies.  The manner in which these requirements are to be applied to certain features of the Policy are not directly addressed by the Code, and there is limited guidance as to how these requirements are to be applied.  We anticipate that a Policy should satisfy the applicable Code requirements.  Because of the absence of pertinent interpretations of the Code requirements, there is, however, some uncertainty about the application of these requirements to the Policy, particularly if you pay the full amount of Premiums permitted under the Policy.  In addition, if you elect the Accelerated Death Benefit Rider, LTC Accelerated Rider or LTC Extended Rider, the tax qualification consequences associated with continuing the Policy after a distribution is made are unclear.   Please consult a tax adviser on these consequences .  If it is subsequently determined that a Policy does not satisfy the applicable requirements, we may take appropriate steps to bring the Policy into compliance with these requirements and we reserve the right to restrict Policy transactions in order to do so.

In certain circumstances, owners of variable life insurance policies have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their policies due to their ability to exercise investment control over those assets.  Where this is the case, the policy owners have been currently taxed on gains attributable to the separate account assets.  There is little guidance in this area, and some features of the Policies, such as the flexibility to allocate Premiums and Policy Account Values, have not been explicitly addressed in published rulings.  While we believe that the Policy does not give you investment control over Separate Account assets, we reserve the right to modify the Policy as necessary to prevent you from being treated as the owner of the Separate Account assets supporting the Policy.

In addition, the Code requires that the investments of the Separate Account be "adequately diversified" in order to treat the Policy as a life insurance policy for federal income tax purposes.  We intend that the Separate Account, through the Portfolios, will satisfy these diversification requirements.

The following discussion assumes that the Policy will qualify as a life insurance policy for federal income tax purposes.

Tax Treatment of Policy Benefits

In General .  The death benefit under a Policy should be excludible from the Beneficiary's gross income.  Federal, state, and local transfer, and other tax consequences of ownership or receipt of Policy proceeds depend on your circumstances and the Beneficiary's circumstances.   You should consult a tax adviser on these consequences.

Generally, you will not be deemed to be in receipt of the Policy Account Value until there is a distribution.  When distributions from a Policy occur, or when loans are taken out from or secured by a Policy (e.g., by assignment), the tax consequences depend on whether the Policy is classified as a modified endowment contract ("MEC").

Modified Endowment Contracts .  Under the Code, certain life insurance policies are classified as MECs, which have less favorable income tax treatment than other life insurance policies.  Due to the Policy's flexibility as to Premiums and benefits, each Policy's individual circumstances will determine whether the Policy is classified as a MEC.  In general, a Policy will be classified as a MEC if the amount of Premiums paid into the Policy causes the Policy to fail the "7-pay test."  A Policy will fail the 7-pay test if at any time in the first seven Policy Years, the amount paid into the Policy exceeds the sum of the level premiums that would have been paid at that point under a Policy that provided for paid-up future benefits after the payment of seven level annual payments.

If there is a reduction in the benefits under the Policy during the first seven Policy Years, for example, as a result of a partial withdrawal, the 7-pay test will have to be reapplied as if the Policy had originally been issued at the reduced Face Amount.  If there is a "material change" in the Policy's benefits or other terms, the Policy may have to be retested as if it were a newly issued Policy.  A material change may occur, for example, when there is an increase in the death benefit that is due to the payment of an unnecessary Premium.  Unnecessary Premiums are Premiums paid into the Policy which are not needed in order to provide a death benefit equal to the lowest death benefit that was payable in the first seven Policy Years.  To prevent your Policy from becoming a MEC, it may be necessary to limit Premiums or to limit reductions in benefits.  A current or prospective Owner should consult a tax adviser to determine whether a Policy transaction will cause the Policy to be classified as a MEC.

Distributions from Modified Endowment Contracts .  Policies classified as MECs are subject to the following tax rules:

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All distributions other than death benefits from a MEC, including distributions upon Surrender and partial withdrawals, will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the unloaned Policy Account Value immediately before the distribution plus prior distributions over the Owner's total investment in the Policy at that time.  They will be treated as tax-free recovery of the Owner's investment in the Policy only after all such excess has been distributed.  "Total investment in the Policy" means the aggregate amount of any Premiums or other considerations paid for a Policy, plus any previously taxed distributions.

•	Loans taken from such a Policy (or secured by such a Policy, e.g., by pledge or assignment) are treated as distributions and taxed accordingly.

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A 10% additional income tax penalty is imposed on the amount includible in income except where the distribution or loan is made after you have attained age 59½ or are disabled, or where the distribution is part of a series of substantially equal periodic payments for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and the Beneficiary.

If a Policy becomes a MEC, distributions that occur during the Policy Year will be taxed as distributions from a MEC.  In addition, distributions from a Policy within 2 years before it becomes a MEC will be taxed in this manner.  This means that a distribution from a Policy that is not a MEC at the time when the distribution is made could later become taxable as a distribution from a MEC.

Distributions from Policies that are not Modified Endowment Contracts.   Distributions other than death benefits from a Policy that is not a MEC are generally treated first as a recovery of your investment in the Policy, and then as taxable income after the recovery of all investment in the Policy.  However, certain distributions which must be made in order to enable the Policy to continue to qualify as a life insurance policy for federal income tax purposes if Policy benefits are reduced during the first 15 Policy Years may be treated in whole or in part as ordinary income subject to tax.

Loans from or secured by a Policy that is not a MEC are generally not treated as distributions.

Finally, distributions from, and loans from (or secured by), a Policy that is not a MEC are not subject to the 10% additional tax.

Multiple Policies .  All MECs that we issue (and that our affiliates issue) to the same Owner during any calendar year are treated as one MEC for purposes of determining the amount includible in the Owner's income when a taxable distribution occurs.

Policy Loans .  In general, interest you pay on a loan from a Policy will not be deductible.  If a loan from a Policy that is not a MEC is outstanding when the Policy is canceled or Lapses, the amount of the outstanding Indebtedness will be added to the amount distributed and will be taxed accordingly.   Before taking out a Policy loan, you should consult a tax adviser as to the tax consequences.

Business Uses of the Policy   The Policy may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans, and others.  The tax consequences of these plans may vary depending on the particular facts and circumstances of each individual arrangement.  The IRS has also recently issued new guidance on split dollar insurance plans.  In addition, Internal Revenue Code Section 409A, which sets forth new rules for taxation of nonqualified deferred compensation, was added to the Code for deferrals after December 31, 2004.   Therefore, if you are contemplating using the Policy in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a tax adviser as to tax attributes of the arrangement .  In recent years, moreover, Congress has adopted new rules relating to life insurance owned by businesses.  Any business contemplating the purchase of a new Policy or a change in an existing Policy should consult a tax adviser.  Also, see, “Special Considerations For Life Insurance Policies Owned By Corporations or Other Employers,” below.

Tax Shelter Regulations .  Prospective Owners should consult a tax adviser about the treatment of the Policy under the Treasury Regulations applicable to tax shelters.

Withholding .  To the extent that Policy distributions are taxable, they are generally subject to withholding for the recipient's federal income tax liability.  Recipients can generally elect, however, not to have tax withheld from distributions.

Alternate Minimum Tax .  There may be an indirect tax upon the income in the Policy or the proceeds of a Policy under the federal corporate alternative minimum tax, if the Owner is subject to that tax.

Continuation of Policy Beyond Age 100 .  The tax consequences of continuing the Policy beyond the Insured's 100th year are unclear.  You should consult a tax adviser if you intend to keep the Policy in force beyond the Insured's 100 th year.

Other Policy Owner Tax Matters .  The transfer of the Policy or designation of a Beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes.  For example, the transfer of the Policy to, or the designation as a Beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation assignment of the Owner may have gift, estate, and/or generation-skipping transfer tax consequences under federal tax law.  The individual situation of each Owner or Beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of the Policy proceeds will be treated for purposes of federal, state, and local estate, inheritance, generation-skipping, and other taxes.

Possible Tax Law Changes .  While the likelihood of legislative or other changes is uncertain, there is always a possibility that the tax treatment of the Policy could change by legislation or otherwise.  It is even possible that any legislative change could be retroactive (effective prior to the date of the change).   You should consult a tax adviser with respect to legislative developments and their effect on the Policy.

Special Rules for Pension and Profit-Sharing Plans .  If a Policy is purchased by a pension or profit-sharing plan, or similar deferred compensation arrangement, the federal, state and estate tax consequences could differ.  A competent tax adviser should be consulted in connection with such a purchase.

The amounts of life insurance that may be purchased on behalf of a participant in a pension or profit-sharing plan are limited.  The current cost of insurance for the net amount at risk is treated as a "current fringe benefit" and must be included annually in the plan participant's gross income.  The amount of this cost should be reported to the participant annually.  If the plan participant dies while covered by the plan and the Policy proceeds are paid to the participant's Beneficiary, then the excess of the death benefit over the Policy Account Value is not subject to the federal income tax.  However, the Policy Account Value will generally be taxable to the extent it exceeds the participant's cost basis in the Policy.  Policies owned under these types of plans may be subject to restrictions under the Employee Retirement Income Security Act of 1974 ("ERISA").  You should consult a qualified tax adviser regarding ERISA.

Department of Labor ("DOL") regulations impose requirements for participant loans under retirement plans covered by ERISA.  Plan loans must also satisfy tax requirements to be treated as nontaxable.  Plan loan requirements and provisions may differ from Policy loan provisions.  Failure of plan loans to comply with the requirements and provisions of the DOL regulations and of tax law may result in adverse tax consequences and/or adverse consequences under ERISA.  Plan fiduciaries and participants should consult a qualified tax adviser before requesting a loan under a Policy held in connection with a retirement plan.

Special Rules for 403(b) Arrangements.   If a Policy is purchased in connection with a Section 403(b) tax-sheltered annuity program, the "Special Rules for Pension and Profit-Sharing Plans" discussed above may be applicable.  In July, 2007, the IRS and the Treasury Department released final regulations that prohibit the purchase of a life insurance policy in a 403(b) plan after September 23, 2007.  In addition, Premiums, distributions and other transactions with respect to the Policy must be administered, in coordination with the Section 403(b) annuity, to comply with the requirements of Section 403(b) of the Code.  A competent tax adviser should be consulted.

Same-Sex Marriage.   Pursuant to Section 3 of the federal Defense of Marriage Act (“DOMA”), same-sex marriages currently are not recognized for purposes of federal law. Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Internal Revenue Code sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor. To the extent that an annuity contract or certificate accords to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any annuity holder’s spouse.

Foreign Tax Credits .  To the extent that any underlying eligible Portfolio makes the appropriate election, certain foreign taxes paid by the Portfolio will be treated as being paid by us, and we may deduct or claim a tax credit for such taxes.  The benefits of any such deduction or credit will not be passed through to Policy Owners.

Accelerated Death Benefit Rider.   The federal income tax consequences associated with the Accelerated Death Benefit Rider are uncertain.   You should consult a qualified tax adviser about the consequences of requesting payment under this Rider.  See "Death Benefit – Accelerated Death Benefit."

Long-Term Care Benefit Riders .  For a discussion of the tax consequences associated with the Long-Term Care Benefit Riders offered under the Policy, see "Death Benefit – Long-Term Care Benefits."

Other Supplemental Benefits and Riders .  A further discussion of the tax consequences associated with particular supplemental benefits and Riders available under the Policy can be found in the SAI.

Special Considerations For Life Insurance Policies Owned By Corporations or Other Employers.

In 2006, President Bush signed the Pension Protection Act of 2006, which contains new Code Sections 101(j) and 6039I, which affect the tax treatment of life insurance policies owned by the employer of the Insured.  These provisions are generally effective for life insurance policies issued after August 17, 2006.  However, policies issued after that date pursuant to a Section 1035 exchange are excluded from the operation of these new provisions, provided that the policy received in the exchange does not have a material increase in death benefit or other material change with respect to the old policy.

New Section 101(j) provides the general rule that, with respect to an employer-owned life insurance policy, the amount of death benefit payable directly or indirectly to the employer that may be excluded from income cannot exceed the sum of premiums and other payments paid by the policyholder for the policy.  Consequently, under this general rule, the entire death benefit, less the cost to the policyholder, will be taxable.  Although Section 101(j) is not clear, if lifetime distributions from the policy are made as a nontaxable return of premium, it appears that the reduction would apply for Section 101(j) purposes and reduce the amount of premiums for this purpose.

There are 2 exceptions to this general rule of taxability, provided that statutory notice, consent, and information requirements are satisfied.  These requirements are: prior to the issuance of the policy to a company: (a) the employee is notified in writing that the employer intends to insure the employee's life, and the maximum face amount for which the employee could be insured at the time that the policy is issued, (b) the employee provides written consent to being insured under the policy and that such coverage may continue after the Insured terminates employment, and (c) the employee is informed in writing that the employer will be a beneficiary of any proceeds payable upon the death of the employee.  If the employer fails to meet all of those requirements, then neither exception can apply.

The 2 exceptions are as follows.  First, if proper notice and consent are given and received, and if the Insured was an employee at any time during the 12-month period before the Insured’s death, then new Section 101(j) would not apply.

Second, if proper notice and consent are given and received and, at the time that the policy is issued the Insured is either a director, a “highly compensated employee” (within the meaning of Section 414(q) of the Code without regard to paragraph (a)(B)(ii) thereof), or a “highly compensated individual” (within the meaning of Section 105(h)(5), except “35%” is substituted for “25%” in paragraph (C) thereof), then the new Section 101(j) would not apply.

Code Section 6039I requires any policyholder of an employer-owned policy to file an annual return showing (a) the number of employees of the policyholder, (b) the number of such employees insured under employee-owned policies at the end of the year, (c) the total amount of insurance in force with respect to those policies at the end of the year, (d) the name, address, taxpayer identification number and type of business of the policyholder, and (e) that the policyholder has a valid consent for each Insured (or, if all consents are not obtained, the number of insured employees for whom such consent was not obtained).  Proper recordkeeping is also required by this section.

It is your responsibility to (a) provide the proper notice to each Insured, (b) obtain the proper consent from each Insured, (c) inform each Insured in writing that you will be the beneficiary of any proceeds payable upon the death of the Insured, and (d) file the annual return required by Section 6039I.  If you fail to provide the necessary notice and information, or fail to obtain the necessary consent, the death benefit will be taxable to you when received.  If you fail to file a properly completed return under Section 6039I, you could be required to pay a penalty.

Split Dollar Arrangements

You may enter into a split dollar arrangement with another Owner or another person(s) whereby the payment of Premiums and the right to receive the benefits under the Policy (i.e., Net Cash Surrender Value or Insurance Proceeds) are split between the parties.  There are different ways of allocating these rights.  For example, an employer and employee might agree that under a Policy on the life of the employee, the employer will pay the Premiums and will have the right to receive the Net Cash Surrender Value.  The employee may designate the Beneficiary to receive any Insurance Proceeds in excess of the Net Cash Surrender Value.  If the employee dies while such an arrangement is in effect, the employer would receive from the Insurance Proceeds the amount that he would have been entitled to receive upon Surrender of the Policy and the employee's Beneficiary would receive the balance of the proceeds.

No transfer of Policy rights pursuant to a split dollar arrangement will be binding on us unless in writing and received by us at our Service Center.

The Sarbanes-Oxley Act of 2002 (the "Act") prohibits, with limited exceptions, publicly traded companies, including non-U.S. companies that have securities listed on exchanges in the United States, from extending, directly or through a subsidiary, many types of personal loans to their directors or executive officers.  It is possible that this prohibition may be interpreted as applying to split dollar life insurance policies for directors and executive officers of such companies, since such insurance arguably can be viewed as involving a loan from the employer for at least some purposes.

Although the prohibition on loans is generally effective as of July 30, 2002, there is an exception for loans outstanding as of the date of enactment, so long as there is no material modification to the loan terms and the loan is not renewed after July 30, 2002.   Any affected business contemplating the payment of a Premium on an existing Policy, or the purchase of a new Policy, in connection with a split dollar life insurance arrangement should consult legal counsel.

In addition, the IRS and Treasury Department issued guidance that substantially affects the tax treatment of split dollar arrangements.   The parties who elect to enter into a split dollar arrangement should consult their own tax advisers regarding the tax consequences of such an arrangement, and before entering into or paying additional Premiums with respect to such arrangements.

Supplemental Benefits and Riders

The following Riders offering supplemental benefits are available under the Policy.  Most of these Riders are subject to age and underwriting requirements and most must be purchased when the Policy is issued.  We generally deduct any monthly charges for these Riders from Policy Account Value as part of the Monthly Deduction.  See , "Fee Table" for more information concerning Rider expenses.

Your agent can help you determine whether any of the Riders are suitable for you.  For example, you should consider a number of factors when deciding whether to purchase coverage under the base Policy only or in combination with the Convertible Term Life Insurance Rider or the Additional Insurance Benefit Rider.  Even though the death benefit coverage may be the same (regardless of whether you purchase coverage under the Policy only or in combination with one or more of these Riders), there may be important cost differences between the Policy and the Riders.  The most important factors that will affect your decision are (a) the amount of Premiums you pay, (b) the cost of insurance charges under the Policy and under the Riders, (c) the investment performance of the Subaccounts in which you allocate your Premiums, (d) your level of risk tolerance, and (e) the length of time you plan to hold the Policy.  You should carefully evaluate all of these factors and discuss all of your options with your agent.  For more information on electing a Rider, contact our Service Center for a free copy of the SAI, and for personalized illustrations that show different combinations of the Policy with various Riders.  These Riders may not be available in all states.  Please contact us for further details.

We currently offer the following Riders under the Policy:

♦	Long-Term Care Benefit Riders, which include:

♦ Long-Term Care Acceleration Benefit Rider;

♦ Long-Term Care Waiver Benefit Rider; and

♦ Long-Term Care Extended Insurance Benefit Rider;

♦	Additional Insurance Benefit Rider;

♦	Change of Insured Rider;

♦	Children's Term Insurance Rider;

♦	Convertible Term Life Insurance Rider;

♦	Disability Waiver Benefit Rider;

♦	Disability Waiver of Premium Benefit Rider;

♦	Final Policy Date Extension Rider; and

♦	Guaranteed Minimum Death Benefit Rider.

Sale of the Policies

The current distributor of the Policies is Nationwide Investment Services Corporation ("NISC") located at One Nationwide Plaza, Columbus, Ohio 43215, an affiliate of NLIC .  Until May 1, 2009, the Policies were distributed by Nationwide Securities, LLC ("NSLLC") (formerly, 1717 Capital Management Company), located at One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned indirect subsidiary of NLIC .

The Policies were sold on a continuous basis until December 31, 2008 by licensed insurance agents in those states where the Policies could lawfully be sold. Beginning January 1, 2009 no new policies will be sold, but agents may continue to accept additional premium on existing Policies.  Agents are registered representatives of broker dealers registered under the Securities Exchange Act of 1934 who are member firms of the Financial Industry Regulatory Authority ("FINRA").

Gross first year commissions paid by NLIC on the sale of these Policies provided by NISC are approximately 91% of the target premium plus 2% of any excess premium payments.  We pay gross renewal commissions in years 2 through 10 on the sale of the Policies provided by NISC that will not exceed 2% of actual premium payment, and will be 0% in policy years 11 and thereafter.  Expense allowances and bonuses may also be paid, and firms may receive annual renewal compensation of up to 0.25% of the unloaned Policy Account Value.

NISC received no compensation as principal underwriter of variable life insurance policies and variable annuity contracts offered by insurance company subsidiaries of Nationwide Financial Services, Inc. during 2009 , 2008 , or 2007 .  NSLLC received $6,996,236, $11,699,242, and $16,493,648   during 2009 , 2008 and 2007 , respectively, as principal underwriter of the Policies and of other variable life insurance policies and variable annuity contracts offered by NLIC and its affiliates.  However, NSLLC did not retain any of the compensation it received as principal underwriter during the past 3 fiscal years.

Policy Pricing

During the Policy's early years, the expenses we incur in distributing and establishing the Policy exceed the deductions we take.  Nevertheless, we expect to make a profit over time because variable life insurance is intended to be a long-term financial investment.  Accordingly, we have designed the Policy with features and investment options that we believe support and encourage long-term ownership.

We make many assumptions and account for many economic and financial factors when we establish the Policy's fees and charges.  The following is a discussion of some of the factors that are relevant to the Policy's pricing structure.

Distribution, Promotional, and Sales Expenses. Commissions to broker-dealer firms are one of the promotional and sales expenses we incur when distributing the Policy.  During the first Policy Year, the maximum sales commission payable to firms will be approximately 91% of Premiums paid up to a specified amount, and 2% of Premiums paid in excess of that amount.  During Policy Years 2 through 10, the maximum sales commission will not be more than 2% of Premiums paid, and after Policy Year 10, the maximum sales commission will be 0% of Premiums paid.  Further, for each Premium received within 10 years following an increase in Face Amount, a commission on that Premium will be paid up to the specified amount for the increase in each year; the commission will be calculated using the commission rates for the corresponding Policy Year.  Expense allowances and bonuses may also be paid, and firms may receive annual renewal compensation of up to 0.25% of the unloaned Policy Account Value.  Firms may be required to return first year commission (less the deferred sales charge) if the Policy is not continued through the first Policy Year.  In lieu of these premium-based commissions, we may pay an equivalent asset-based commission, or a combination of the two.  Individual registered representatives typically receive a portion of the commissions paid to their broker-dealer firm, depending on their particular arrangement.  The amount of commissions we pay depends on factors such as the amount of premium we receive from the broker-dealer firm and the scope of the services they provide.

In addition to commissions, we may also furnish marketing and expense allowances to certain broker-dealer firms based on our assessment of that firm's capabilities and demonstrated willingness to promote and market our products.  The firms determine how these allowances are spent.  If you would like to know the exact compensation arrangement associated with this product, you should consult your registered representative.

Information on Portfolio Payments

Our Relationship with the Portfolios. The Portfolios incur expenses each time they sell, administer, or redeem their shares.  The Separate Account aggregates Policy owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each Portfolio daily.  The Separate Account (not the Policy Owners) is the Portfolio shareholder.  When the Separate Account aggregates transactions, the Portfolio does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public.  We incur these expenses instead.

We also incur the distribution costs of selling the Policy (as discussed above), which benefit the Portfolios by providing Policy Owners with Subaccount options that correspond to the Portfolios.

An investment adviser or subadviser of a Portfolio or its affiliates may provide us or our affiliates with wholesaling services that assist in the distribution of the Policy and may pay us or our affiliates to participate in educational and/or marketing activities.  These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the Policy.

Types of Payments We Receive. In light of the above, the Portfolios or their affiliates make certain payments to us or our affiliates (the "payments").  The amount of these payments is typically based on a percentage of assets invested in the Portfolios attributable to the policies and other variable policies we and our affiliates issue, but in some cases may involve a flat fee.  These payments may be used by us for any corporate purpose s , including reducing the prices of the policies, paying expenses that we or our affiliates incur in promoting, marketing, and administering the policies and the Portfolios, and achieving a profit.

We or our affiliates receive the following types of payments:

•	Portfolio 12b-1 fees, which are deducted from Portfolio assets;

•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the Portfolio, which may be deducted from Portfolio assets; and

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Payments by a Portfolio's adviser or subadviser (or its affiliates).  Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from Portfolio assets and is reflected in F und charges.

Furthermore, we benefit from assets invested in our affiliated Portfolios (i.e., Nationwide Variable Insurance Trust) because our affiliates also receive compensation from the Portfolios for investment advisory, administrative, transfer agency, distribution, and/or other services.  Thus, we may receive more revenue with respect to affiliated Portfolios than unaffiliated Portfolios.

We took into consideration the anticipated payments from the Portfolios when we determined the charges imposed under the policies (apart from fees and expenses imposed by the Portfolios).  Without these payments, we would have imposed higher charges under the Policy.

Amount of Payments We Receive.  For the year ended December 31, 2009 , the Portfolio payments we and our affiliates received from the Portfolios did not exceed 0.55% (as a percentage of the average daily net assets invested in the Portfolios) offered through this Policy or other variable policies that we and our affiliates issue.  Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.

Most Portfolios or their affiliates have agreed to make payments to us or our affiliates, although the applicable percentages may vary from Portfolio to Portfolio and some may not make any payments at all.  Because the amount of the actual payments we or our affiliates receive depends on the assets of the Portfolios attributable to the Policy, we and our affiliates may receive higher payments from Portfolios with lower percentages (but greater assets) than from Portfolios that have higher percentages (but fewer assets).

For additional information related to the amount of payments Nationwide receives, go to www.nationwide.com.

Identification of Portfolios.   We may consider several criteria when identifying the Portfolios, including some or all of the following:  investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and expenses.  Another factor we consider during the identification process is whether the Portfolio's adviser or subadviser is one of our affiliates or whether the Portfolio, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates.

There may be Portfolios with lower fees, as well as other variable policies that offer Portfolios with lower fees.  You should consider all of the fees and charges of the Policy in relation to its features and benefits when making your decision to invest.  Please note that higher Policy and Portfolio fees and charges have a direct effect on your investment performance.

State Variations

Any state variations in the Policy are covered in a special policy form for use in that state.  The prospectus and SAI provide a general description of the Policy.  Your actual Policy and any endorsements or Riders are the controlling documents.  If you would like to review a copy of your Policy and its endorsements and Riders, if any, contact our Service Center.

Legal Proceedings

Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business.  It is often not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty.  Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages.  In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period.  In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available.  The Company does not believe, based on information currently known by management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on the Company’s consolidated financial position.  However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on the Company’s consolidated financial position or results of operations in a particular period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices.  A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than the Company.

The financial services industry, including mutual fund, variable annuity, retirement plan, life insurance and distribution companies, has also been the subject of increasing scrutiny on a broad range of issues by regulators, legislators and the media over the past few years.  Numerous regulatory agencies, including the SEC, the Financial Industry Regulatory Authority and the New York State Attorney General, have commenced industry-wide investigations on such issues as late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues.  The Company has responded to information requests and/or subpoenas from the SEC in 2003 and the New York State Attorney General in 2005 in connection with investigations regarding market timing in certain mutual funds offered in insurance products sponsored by the Company.  The Company is not aware of any further action on these matters.

In addition, state and federal regulators and other governmental bodies have commenced investigations, proceedings or inquiries relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer.  Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, funding agreements issued to back MTN programs, recordkeeping and retention compliance by broker-dealers, and supervision of former registered representatives.  Related investigations, proceedings or inquiries may be commenced in the future.  The Company and/or its affiliates have been contacted by, self reported or received subpoenas from state and federal regulatory agencies and other governmental bodies, state securities law regulators and state attorneys general for information relating to certain of these investigations, including those relating to compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, and funding agreements backing the MTN program.  The Company is cooperating with regulators in connection with these inquiries and will cooperate with Nationwide Mutual Insurance Company (NMIC) in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

A promotional and marketing arrangement associated with the Company’s offering of a retirement plan product and related services in Alabama is under investigation by the Alabama Attorney General, which assumed the investigation from the Alabama Securities Commission.  The Company currently expects that any damages paid to settle this matter will not have a material adverse impact on its consolidated financial position.  It is not possible to predict what effect, if any, the outcome of this investigation may have on the Company's retirement plan operations with respect to promotional and marketing arrangements in general in the future.

These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including mutual fund, retirement plan, life insurance and annuity companies.  These proceedings also could affect the outcome of one or more of the Company’s litigation matters.  There can be no assurance that any litigation or regulatory actions will not have a material adverse effect on the Company’s consolidated financial position or results of operations in the future.

On September 10, 2009, NRS was named in a lawsuit filed in the Circuit Court for Montgomery County, Alabama entitled Twanna Brown, Individually and on behalf of all other persons in Alabama who are similarly situated, v Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc., Edwin “Mac” McArthur, Steve Walkley, Glenn Parker, Ulysses Lavender, Diana McLain, Randy Hebson, and Robert Wagstaff; and Unknown Defendants A-Z.  On January 22, 2010, Brown filed an Amended Complaint alleging in Count One, that all the defendants were involved in a civil conspiracy and seeks to recover actual damages, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. In Count Two, although NRS is not named, it is alleged that the remaining defendants breached their fiduciary duties and seeks actual damages, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. In Count Three, although NRS is not named, the plaintiff seeks declaratory relief that the individual defendants breached their fiduciary duties, seeks injunctive relief permanently removing said defendants from their respective offices in the

Alabama State Employees Association (ASEA) and PEBCO and costs and attorneys fees. In Count Four, it alleges that any money Nationwide paid belonged exclusively to ASEA for the use and benefit of its membership at large and not for the personal benefit of the individual defendants.  Plaintiff seeks to recover actual damages from the individual defendants, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. On February 5, 2010, the Company filed a motion to dismiss, or in the alternative, a motion to stay the amended complaint.  On February 9, 2010, the individual defendants filed a motion to dismiss the amended complaint.  On December 13, 2009, the plaintiff filed a motion to consolidate this case with Nationwide Retirement Solutions, Inc. v. Alabama State Personnel Board, PEBCO, Inc. and Alabama State Employees Association. The Company continues to defend this case vigorously.

On November 20, 2007, NRS and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z . On December 2, 2008, NRS and NLIC were named in an Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin, Steven E. Coker, Sandra H. Turner, and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc, Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the ASEA Plan, excluding members of the Deferred Compensation Committee, members of the Board of Control, ASEA's directors, officers and board members, and PEBCO directors, officers and board members. The class period is from November 20, 2001 to the date of trial.  In the amended class action complaint, the plaintiffs allege breach of fiduciary duty, wantonness and breach of contract.  The amended class action complaint seeks a declaratory judgment, an injunction, an appointment of an independent fiduciary to protect Plan participants, disgorgement of amounts paid, reformation of Plan documents, compensatory damages and punitive damages, plus interest, attorneys' fees and costs and such other equitable and legal relief to which plaintiffs and class members may be entitled.  Also, on December 2, 2008, the plaintiffs filed a motion for preliminary injunction seeking an order requiring periodic payments made by NRS and/or NLIC to ASEA or PEBCO to be held in a trust account for the benefit of Plan participants.  On December 16, 2008, the Companies filed their Answer. On April 28, 2009, the court entered an order denying the plaintiffs’ motion for preliminary injunction.  NRS and NLIC continue to defend this case vigorously.

On July 11, 2007, NLIC was named in a lawsuit filed in the United States District Court for the Western District of Washington at Tacoma entitled Jerre Daniels-Hall and David Hamblen, Individually and on behalf of All Others Similarly Situated v. National Education Association, NEA Member Benefits Corporation, Nationwide Life Insurance Company, Security Benefit Life Insurance Company, Security Benefit Group, Inc., Security Distributors, Inc., et. al .  The plaintiffs seek to represent a class of all current or former National Education Association (NEA) members who participated in the NEA Valuebuilder 403(b) program at any time between January 1, 1991 and the present (and their heirs and/or beneficiaries).  The plaintiffs allege that the defendants violated the Employee Retirement Income Security Act of 1974, as amended (ERISA) by failing to prudently and loyally manage plan assets, by failing to provide complete and accurate information, by engaging in prohibited transactions, and by breaching their fiduciary duties when they failed to prevent other fiduciaries from breaching their fiduciary duties.  The complaint seeks to have the defendants restore all losses to the plan, restoration of plan assets and profits to participants, disgorgement of endorsement fees, disgorgement of service fee payments, disgorgement of excessive fees charged to plan participants, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees.    On May 23, 2008, the Court granted the defendants’ motion to dismiss.  On June 19, 2008, the plaintiffs filed a notice of appeal.  On July 10, 2009, the Court of Appeals heard oral argument.  NLIC continues to defend this lawsuit vigorously.

On November 15, 2006, NFS, NLIC and NRS were named in a lawsuit filed in the United States District Court for the Southern District of Ohio entitled Kevin Beary, Sheriff of Orange County, Florida, In His Official Capacity, Individually and On Behalf of All Others Similarly Situated v. Nationwide Life Insurance Co., Nationwide Retirement Solutions, Inc. and Nationwide Financial Services, Inc .  The plaintiff sought to represent a class of all sponsors of 457(b) deferred compensation plans in the United States that had variable annuity contracts with the defendants at any time during the class period, or in the alternative, all sponsors of 457(b) deferred compensation plans in Florida that had variable annuity contracts with the defendants during the class period.  The class period is from January 1, 1996 until the class notice is provided.  The plaintiff alleged that the defendants breached their fiduciary duties by arranging for and retaining service payments from certain mutual funds.  The complaint sought an accounting, a declaratory judgment, a permanent injunction and disgorgement or restitution of the service fee payments allegedly received by the defendants, including interest.  On January 25, 2007, NFS, NLIC and NRS filed a motion to dismiss.  On September 17, 2007, the Court granted the motion to dismiss.  On October 1, 2007, the plaintiff filed a motion to vacate judgment and for leave to file an amended complaint.  On September 15, 2008, the Court denied the plaintiffs’ motion to vacate judgment and for leave to file an amended complaint.  On February 3, 2010, the Sixth Circuit Court of Appeals affirmed the District Court’s dismissal of this case.   NFS, NLIC and NRS continue to defend this lawsuit vigorously.

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company .  In the plaintiffs' sixth amended complaint, filed November 18, 2009, they amended the list of named plaintiffs and claim to represent a class of qualified retirement plan trustees under ERISA that purchased variable annuities from NLIC.  The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds.  The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees.  On November 6, 2009, the Court granted the plaintiff’s motion for class certification and certified a class of “All trustees of all employee pension benefit plans covered by ERISA which had variable annuity contracts with NFS and NLIC or whose participant's had individual variable annuity contracts with NFS and NLIC at any time from January 1, 1996, or the first date NFS and NLIC began receiving payments from mutual funds based on a percentage of assets invested in the funds by NFS and NLIC, whichever came first, to the date of November 6, 2009”.  Also on November 6, 2009, the Court denied plaintiffs' motion to strike NFS and NLIC’s counterclaim for breach of fiduciary duty against the Trustees, in the event NFS and NLIC are held to be a fiduciary at trial, and granted H. Grady Chandler’s motion to intervene.  On November 23, 2009, NFS and NLIC filed a rule 23(f) petition asking the Second Circuit Court of Appeals to hear an appeal of the District Court's order granting class certification. On December 2, 2009, NFS and NLIC filed an answer to the 6th Amended Complaint.  On January 29, 2010, the Companies filed a motion for class certification against the four named plaintiffs, as trustees of their respective retirement plans and against the trustees of other ERISA retirement plans who become members of the class certified in this lawsuit, for breach of fiduciary duty to the plans because the trustees approved and accepted the advantages of the allegedly unlawful “revenue sharing” payments.  NFS and NLIC continue to defend this lawsuit vigorously.

The general distributor, Nationwide Investment Services Corporation, is not engaged in any such litigation of any material nature.

Financial Statements

Our consolidated financial statements and the financial statements of the Separate Account are contained in the SAI.  Our consolidated financial statements should be distinguished from the Separate Account's financial statements and you should consider our consolidated financial statements only as bearing upon our ability to meet our obligations under the Policies.  For a free copy of these consolidated financial statements and/or the SAI, please call or write to us at our Service Center.

Glossary

Application
The Application you must complete to purchase a Policy plus all forms required by applicable law or us.

Attained Age
The Issue Age of the Insured plus the number of full Policy Years since the Policy Date.

Beneficiary
The person(s) you select to receive the Insurance Proceeds from the Policy.

Code
The Internal Revenue Code of 1986, as amended.

Company (we, us, our, NLIC )
Nationwide Life Insurance Company , Service Center: 300 Continental Drive, Newark, Delaware 19713, Main Administrative Office: 1000 Chesterbrook Boulevard, Berwyn, Pennsylvania 19312, telephone: (800) 688-5177.

Evidence of Insurability
Medical records or other documentation that we may require to satisfy our underwriting standards.  We may require different and/or additional evidence depending on the Insured's Premium Class; for example, we generally require more documentation for Insureds in classes with extra ratings.  We also may require different and/or additional evidence depending on the transaction requested; for example, we may require more documentation for the issuance of a Policy than for an increase in Face Amount.

Face Amount
The dollar amount of insurance selected by the Owner.  The Face Amount may be increased or decreased after issue, subject to certain conditions.  The Face Amount is a factor in determining the death benefit, surrender charges, and additional surrender charges.

Final Policy Date
The Policy Anniversary nearest the Insured's Attained Age 100, at which time the Policy will end and you will be paid the Policy Account Value less any Indebtedness and any unpaid Monthly Deductions.  Subject to state availability, you may elect to continue the Policy beyond the Insured's Attained Age 100 under the Final Policy Date Extension Rider.

Free Look Period
The period shown on your Policy's cover page during which you may examine and return the Policy to us at our Service Center and receive a refund.  The length of the Free Look Period varies by state.

Fund
An investment company that is registered with the SEC.  The Policy allows you to invest in certain Portfolios of the Funds that are listed in Appendix A: Portfolio Information .

Grace Period
A 61-day period after which a Policy will Lapse if you do not make a sufficient payment.

Guaranteed Account
Part of our general account.  Amounts allocated to the Guaranteed Account earn at least 4% annual interest.

Indebtedness
The total amount of all outstanding Policy loans, including both principal and interest due.

Initial Face Amount
The Face Amount on the Policy Issue Date.

Insurance Proceeds
The amount we pay to the Beneficiary when we receive due proof of the Insured's death.  We deduct any Indebtedness and unpaid Monthly Deductions before making any payment.

Insured
The person whose life is insured by the Policy.

Issue Age
The Insured's age on the Insured's birthday nearest the Policy Date.

Lapse
When your Policy terminates without value after a Grace Period.  You may reinstate a lapsed Policy, subject to certain conditions.

Loan Account
The account to which we transfer collateral for a Policy loan from the Subaccounts and/or the Guaranteed Account.

Minimum Guarantee Premium
The amount necessary to guarantee the Policy will not Lapse during the first 5 Policy Years (during the first 8 Policy Years for Policies issued on or before July 31, 2005).  It is equal to the minimum annual premium (as set forth in your Policy) multiplied by the number of months since the Policy Date (including the current month) divided by 12.

Minimum Initial Premium
An amount equal to the minimum annual premium (as set forth in your Policy) multiplied by the following factor for your premium billing mode: annual 1.000; semi-annual 0.500; quarterly 0.250; monthly 0.167.

Monthly Deduction
This is the monthly amount we deduct from the Policy Account Value on each Policy Processing Day.  The Monthly Deduction includes the cost of insurance charge, the monthly administrative charge, the initial administrative charge (during the first Policy Year), and charges for any Riders.

Net Cash Surrender Value
The amount we pay when you Surrender your Policy.  It is equal to: (1) the Policy Account Value as of the date of Surrender; minus (2) any surrender charge or additional surrender charge; minus (3) any Indebtedness.

Net Premiums
Premiums less the premium expense charge.

Owner (you, your)
The person entitled to exercise all rights as Owner under the Policy.

Policy Account Value
The sum of your Policy's values in the Subaccounts, the Guaranteed Account, and the Loan Account.

Policy Anniversary
The same day and month as the Policy Date in each year following the first Policy Year.

Policy Date
The date set forth in the Policy that is used to determine Policy Anniversaries, Policy Processing Days, and Policy Years.  The Policy Date is generally the same as the Policy Issue Date but, subject to state approval, may be another date agreed upon by the proposed Insured and us.  The Policy Date may not be more than 6 months prior to the Policy Issue Date.

Policy Issue Date
The date on which the Policy is issued.  It is used to measure suicide and contestable periods.

Policy Processing Day
This is the same day as the Policy Date in each successive month.  If there is no day in a calendar month that coincides with the Policy Date, or if that day falls on a day that is not a Valuation Day, then the Policy Processing Day is the next Valuation Day.  On each Policy Processing Day, we determine Policy charges and deduct them from the Policy Account Value.

Policy Year
A year that starts on the Policy Date or on a Policy Anniversary.

Portfolio
A separate investment Portfolio of a Fund.  Each Subaccount invests exclusively in one Portfolio of a Fund.

Premium Class
The classification of the Insured for cost of insurance purposes.  The standard classes are: smoker, nonsmoker, and preferred.  We also have classes with extra ratings.

Premiums
All payments you make under the Policy other than repayments of Indebtedness.

Rider
An amendment, addition, or endorsement to the Policy that changes the terms of the Policy by: (1) expanding Policy benefits; (2) restricting Policy benefits; or (3) excluding certain conditions from the Policy's coverage.  A Rider that is added to the Policy becomes part of the Policy.

SAI
The Statement of Additional Information ("SAI") that contains additional information regarding the Policy.  The SAI is not a prospectus, and should be read together with the prospectus.  You may obtain a copy of the SAI by writing or calling us at our Service Center.

Separate Account
Nationwide Provident VLI Separate Account 1.  It is a separate investment account that is divided into Subaccounts, each of which invests in a corresponding Portfolio.

Service Center
The Technology and Service Center located at 5100 Rings Road, RR1-04-D4, Dublin, Ohio 43017 .

Subaccount
A subdivision of Nationwide Provident VLI Separate Account 1.  We invest each Subaccount's assets exclusively in shares of one Portfolio.

Surrender
To cancel the Policy by signed Request from the Owner and return of the Policy to us at our Service Center.

Target Premium
An amount of Premium payments, computed separately for each increment of Face Amount, used to compute surrender charges and additional surrender charges.

Valuation Day
Each day that the New York Stock Exchange is open for business and any other day on which there is a sufficient degree of trading with respect to a Subaccount's portfolio of securities to materially affect the value of that Subaccount.  As of the date of this prospectus, we are open whenever the New York Stock Exchange is open, other than the Fridays following Thanksgiving and Christmas.

Valuation Period
The period beginning at the close of business on one Valuation Day (which is when the New York Stock Exchange closes, usually 4:00 p.m., Eastern Time) and continuing to the close of business on the next Valuation Day.

Written Notice or Request
The Written Notice or Request you must complete, sign, and send to us at our Service Center to request or exercise your rights as Owner under the Policy.  To be complete, each Written Notice or Request must: (1) be in a form we accept; (2) contain the information and documentation that we determine in our sole discretion is necessary for us to take the action you request or for you to exercise the right specified; and (3) be received at our Service Center.  You may obtain the necessary form by calling us at (800) 688-5177 .

Appendix A: Portfolio Information

Below is a list of the available Portfolios and information about the corresponding underlying mutual funds in which they invest. The underlying mutual funds in which the Portfolios invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.  There is no guarantee that the investment objectives will be met.

Please refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:

STTF:             The underlying mutual fund corresponding to this Portfolio assesses (or reserves the right to assess) a short-term trading fee (see "Short-Term Trading Fees" earlier in the prospectus).

FF:             The underlying mutual fund corresponding to this Portfolio primarily invests in other mutual funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors in this Portfolio may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds.  Please refer to the prospectus for this underlying mutual fund for more information.

Alger American Fund - Alger Small Cap Growth Portfolio: Class I-2 Shares (formerly, Alger American Fund - Alger American Small Cap Growth: Class O Shares)
This Portfolio is only available in Policies issued before May 1, 2003
Investment Adviser:	Fred Alger Management, Inc.
Investment Objective:	Long-term capital appreciation.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class A
This Portfolio is only available in Policies issued before May 1, 2004
Investment Adviser:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class A
Investment Adviser:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term total return using a strategy that seeks to protect against U.S. inflation.

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I
This Portfolio is only available in Policies issued before May 1, 2004
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks. Income is a secondary objective.

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I
This Portfolio is only available in Policies issued before May 1, 2009
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II
Investment Adviser:	BlackRock Advisors, LLC
Sub-adviser:	BlackRock Investment Management, LLC; BlackRock Asset Management U.K. Limited
Investment Objective:	Seek high total investment return.

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Mellon Capital Management
Investment Objective:	To match performance of the S&P SmallCap 600 Index®.

Dreyfus Stock Index Fund, Inc.: Initial Shares
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Mellon Capital Management
Investment Objective:	To match performance of the S&P 500.

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Fayez Sarofim & Co.
Investment Objective:	Long-term capital growth consistent with the preservation of capital.

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares (formerly, Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Initial Shares)

This Portfolio is only available in Policies issued before May 1, 2004
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Franklin Portfolio Associates
Investment Objective:	Capital growth.

Federated Insurance Series - Federated Capital Appreciation Fund II: Primary Shares
This Portfolio is only available in Policies issued before May 1, 2004
Investment Adviser:	Federated Equity Management Company of Pennsylvania
Investment Objective:	Capital appreciation.

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares
This Portfolio is only available in Policies issued before May 1, 2008
Investment Adviser:	Federated Investment Management Company
Investment Objective:	Current income.

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class
Investment Adviser:	Strategic Advisers Inc. Boston MA
Sub-adviser:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class
Investment Adviser:	Strategic Advisers Inc. Boston MA
Sub-adviser:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class
Investment Adviser:	Strategic Advisers Inc. Boston MA
Sub-adviser:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Growth Initial Class (formerly, Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class)

This Portfolio is only available in Policies issued before May 1, 2003
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Money Management, Inc., Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	High total return.

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Initial Class
This Portfolio is only available in Policies issued before May 1, 2008
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:
FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Long-term capital appreciation.

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	Capital appreciation.
Designation: STTF

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Reasonable income.

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited

Investment Objective:	Capital appreciation.

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class
This Portfolio is no longer available to accept transfers or new premium payments effective May 1, 2007
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:	FMR Co., Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income while also considering growth of capital.

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class R
This Portfolio is only available in Policies issued before May 1, 2003
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:	FMR Co., Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income while also considering growth of capital.
Designation: STTF

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:	Fidelity Investments Money Management, Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income.

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Long-term growth of capital.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class
This Portfolio is no longer available to accept transfers or new premium payments effective May 1, 2004
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited

Investment Objective:	Long-term capital growth.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class R
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited

Investment Objective:	Long-term capital growth.
Designation: STTF

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class
This Portfolio is only available in Policies issued before May 1, 2006
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 1
This Portfolio is only available in Policies issued before May 1, 2006
Investment Adviser:	Franklin Advisory Services, LLC
Investment Objective:	Long-term capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 1
Investment Adviser:	Franklin Advisory Services, LLC
Investment Objective:	Long-term total return.

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2
Investment Adviser:	Franklin Templeton Services, LLC
Investment Objective:	Capital appreciation with income as a secondary goal.
Designation: FF

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3
This Portfolio is only available in Policies issued before May 1, 2008
Investment Adviser:	Templeton Asset Management, Ltd.
Investment Objective:	Long-term capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1
This Portfolio is no longer available to accept transfers or new premium payments effective May 1, 2004
Investment Adviser:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3
Investment Adviser:	Franklin Advisors, Inc.
Investment Objective:	High current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.

Invesco - Invesco V.I. Capital Appreciation Fund: Series I (formerly, AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series I Shares)

This Portfolio is only available in Policies issued before May 1, 2008
Investment Adviser:	Invesco Advisors, Inc.
Investment Objective:	Long-term growth of capital.

Invesco - Invesco V.I. Capital Development Fund: Series I (formerly, AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series I Shares)
Investment Adviser:	Invesco Advisors, Inc.
Investment Objective:	Long-term growth of capital.

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	High total return over the long run.

Janus Aspen Series - Balanced Portfolio: Service Shares
This Portfolio is only available in Policies issued before May 1, 2004
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term capital growth, consistent with preservation of capital and balanced by current income.

Janus Aspen Series - Forty Portfolio: Service Shares
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

Janus Aspen Series - Global Technology Portfolio: Service II Shares
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Designation: STTF

Janus Aspen Series - Global Technology Portfolio: Service Shares
This Portfolio is no longer available to accept transfers or new premium payments effective May 1, 2004
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

Janus Aspen Series - Overseas Portfolio: Service II Shares
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Designation: STTF

Janus Aspen Series - Overseas Portfolio: Service Shares
This Portfolio is no longer available to accept transfers or new premium payments effective May 1, 2004
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Initial Class
This Portfolio is only available in Policies issued before May 1, 2006
Investment Adviser:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.

MFS® Variable Insurance Trust - MFS Value Series: Initial Class
Investment Adviser:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class
Investment Adviser:	Massachusetts Financial Services Company
Investment Objective:	The fund's investment objective is to seek capital appreciation. MFS normally invests the fund's assets primarily in foreign equity securities, including emerging market equity securities.

Nationwide Variable Insurance Trust - AllianceBernstein NVIT Global Fixed Income Fund: Class III
This Portfolio is only available in Policies issued before May 1, 2010
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	AllianceBernstein L.P.
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.
Designation: STTF

Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	American Century Investment Management, Inc.
Investment Objective:	The Fund seeks capital appreciation, and secondarily current income.

Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	The fund seeks to provide high total return (including income and capital gains) consistent with the preservation of capital over the long term.

Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	The Fund seeks to maximize an investors level of current income and preserve the investor's capital.

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	The Fund is designed for investors seeking capital appreciation through stocks.

Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	The Fund is designed for investors seeking capital appreciation principally through investment in stocks.

Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	The fund seeks returns from both capital gains as well as income generated by dividends paid by stock issuers.

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
This Portfolio is no longer available to accept transfers or new premium payments effective May 1, 2005
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.

Nationwide Variable Insurance Trust - Gartmore NVIT International Equity Fund: Class VI
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Designation: STTF

Nationwide Variable Insurance Trust - Gartmore NVIT Worldwide Leaders Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	The fund seeks long-term capital growth.
Designation: STTF

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Neuberger Berman Management Inc.
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Neuberger Berman Management Inc.
Investment Objective:	The Fund seeks long-term total return by investing primarily in securities of companies that meet the fund's financial criteria and social policy.

Nationwide Variable Insurance Trust - NVIT Cardinal SM Aggressive Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal SM Balanced Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal SM Capital Appreciation Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal SM Conservative Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal SM Moderate Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal SM Moderately Aggressive Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal SM Moderately Conservative Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.

Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Lehman Brothers Asset Management LLC
Investment Objective:	The fund seeks long-term total return consistent with reasonable risk.

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (formerly, Nationwide Variable Insurance Trust - Gartmore NVIT Emerging Markets Fund: Class I)
This Portfolio is no longer available to accept transfers or new premium payments effective May 1, 2004
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Baring International Investment Limited
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III (formerly, Nationwide Variable Insurance Trust - Gartmore NVIT Emerging Markets Fund: Class III)
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Baring International Investment Limited
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class IV
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks as high level of income as is consistent with the preserving of capital.

Nationwide Variable Insurance Trust - NVIT Growth Fund: Class IV
This Portfolio is only available in Policies issued before May 1, 2003
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:
The NVIT Investor Destinations Aggressive Fund ("Aggressive Fund" or the "Fund") seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.

Designation: STTF, FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Balanced Fund ("Balanced Fund" or the "Fund") seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: STTF, FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:
The NVIT Investor Destinations Capital Appreciation Fund ("Capital Appreciation Fund" or the "Fund") seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.

Designation: STTF, FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:
The NVIT Investor Destinations Conservative Fund ("Conservative Fund" or the "Fund") seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.

Designation: STTF, FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:
The NVIT Investor Destinations Moderate Fund ("Moderate Fund" or the "Fund") seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.

Designation: STTF, FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:
The NVIT Investor Destinations Moderately Aggressive Fund ("Moderately Aggressive Fund" or the "Fund") seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.

Designation: STTF, FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Conservative Fund ("Moderately Conservative Fund" or the "Fund") seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: STTF, FF

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class IV
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Logan Circle Partners, L.P.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	American Century Global Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	AllianceBernstein L.P.; JPMorgan Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class IV
This Portfolio is no longer available to accept transfers or new premium payments effective May 1, 2004
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	AllianceBernstein L.P.; JPMorgan Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Goldman Sachs Asset Management, L.P.; Neuberger Berman Management Inc.; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Goldman Sachs Asset Management, L.P.; Neuberger Berman Management Inc.; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	American Century Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	American Century Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital appreciation.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Waddell & Reed Investment Management Company; OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital growth.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class IV
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.; Epoch Investment Partners, Inc.; J.P. Morgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class IV
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:
Aberdeen Asset Management, Inc.; Gartmore Global Partners; Morgan Stanley Investment Management; Neuberger Berman Management, Inc.; Putnam Investment Management, LLC; Waddell & Reed Investment Management Company

Investment Objective:	The Fund seeks capital appreciation.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class IV
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (formerly, Nationwide Variable Insurance Trust - Van Kampen NVIT Real Estate Fund: Class I)
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Morgan Stanley Investment Management, Inc.
Investment Objective:	The Fund seeks current income and long-term capital appreciation.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class IV
This Portfolio is only available in Policies issued before May 1, 2003
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.
Designation: STTF

Nationwide Variable Insurance Trust - Oppenheimer NVIT Large Cap Growth Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks long-term capital growth.
Designation: STTF

Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Templeton Investment Counsel, LLC
Investment Objective:	The Fund seeks to maximize total return consisting of capital appreciation and/or current income.
Designation: STTF

Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class IV
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Van Kampen Asset Management
Investment Objective:	The Fund's investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks, and convertible securities.
Designation: STTF

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class
Investment Adviser:	Neuberger Berman Management LLC
Sub-adviser:	Neuberger Berman Fixed Income LLC
Investment Objective:	Highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class
This Portfolio is only available in Policies issued before May 1, 2008
Investment Adviser:	Neuberger Berman Management LLC
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Long-term capital growth.

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class
This Portfolio is only available in Policies issued before May 1, 2008
Investment Adviser:	Neuberger Berman Management LLC
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Long-term growth by investing primarily in securities of companies that meet financial criteria and social policy.

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares
This Portfolio is only available in Policies issued before May 1, 2009
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation by investing in securities of well-known, established companies.

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:
Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation  possibilities.

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares
This Portfolio is no longer available to accept transfers or new premium payments effective May 1, 2004
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:
Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3
This Portfolio is only available in Policies issued before May 1, 2009
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income.

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares
This Portfolio is no longer available to accept transfers or new premium payments effective May 1, 2007
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High total return which includes growth in the value of its shares as well as current income from equity and debt securities.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Administrative Class
Investment Adviser:	Pacific Investment Management Company LLC
Investment Objective:
Seeks maximum total return consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class
Investment Adviser:	Pacific Investment Management Company LLC
Investment Objective:
Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB
This Portfolio is only available in Policies issued before May 1, 2005
Investment Adviser:	Putnam Investment Management, LLC
Investment Objective:	Capital growth and current income.

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
This Portfolio is no longer available to accept transfers or new premium payments effective May 1, 2004
Investment Adviser:	Putnam Investment Management, LLC
Sub-adviser:	Putnam Investments Limited and Putnam Advisory Company, LLC
Investment Objective:	Capital appreciation.

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB
This Portfolio is only available in Policies issued before May 1, 2005
Investment Adviser:	Putnam Investment Management, LLC
Investment Objective:	Capital appreciation.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II
This Portfolio is only available in Policies issued before May 1, 2009
Investment Adviser:	T. Rowe Price Investment Services
Investment Objective:	Long-term capital growth and, secondarily, income.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II
This Portfolio is only available in Policies issued before May 1, 2009
Investment Adviser:	T. Rowe Price Investment Services
Investment Objective:	Substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
Investment Adviser:	T. Rowe Price Investment Services
Investment Objective:	Long-term capital appreciation.

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I
This Portfolio is only available in Policies issued before May 1, 2009
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I
This Portfolio is no longer available to accept transfers or new premium payments effective May 1, 2004
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.

Van Eck Variable Insurance Products Trust - Van Eck VIP Emerging Markets Fund: Initial Class (formerly, Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class)

This Portfolio is no longer available to accept transfers or new premium payments effective May 1, 2004
Investment Adviser:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.

Van Eck Variable Insurance Products Trust - Van Eck VIP Emerging Markets Fund: Class R1 (formerly, Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R)

This Portfolio is only available in Policies issued before May 1, 2003
Investment Adviser:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.
Designation: STTF

Van Eck Variable Insurance Products Trust - Van Eck VIP Global Bond Fund: Class R1 (formerly, Van Eck Worldwide Insurance Trust - Worldwide Bond Fund: Class R)

This Portfolio is only available in Policies issued before May 1, 2003
Investment Adviser:	Van Eck Associates Corporation
Investment Objective:	High total return – income plus capital appreciation – by investing globally, primarily in a variety of debt securities.
Designation: STTF

Van Eck Variable Insurance Products Trust - Van Eck VIP Global Bond Fund: Initial Class (formerly, Van Eck Worldwide Insurance Trust - Worldwide Bond Fund: Initial Class)

This Portfolio is no longer available to accept transfers or new premium payments effective May 1, 2004
Investment Adviser:	Van Eck Associates Corporation
Investment Objective:	High total return – income plus capital appreciation – by investing globally, primarily in a variety of debt securities.

Van Eck Variable Insurance Products Trust - Van Eck VIP Global Hard Assets Fund: Class R1 (formerly, Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R)
Investment Adviser:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
Designation: STTF

Van Eck Variable Insurance Products Trust - Van Eck VIP Global Hard Assets Fund: Initial Class (formerly, Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class)

This Portfolio is no longer available to accept transfers or new premium payments effective May 1, 2004
Investment Adviser:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Small Cap Growth Fund (formerly, Wells Fargo Advantage Funds® Variable Trust - VT Small Cap Growth Fund)
Investment Adviser:	Wells Fargo Funds Management, LLC
Sub-adviser:	Wells Capital Management Incorporated
Investment Objective:	Long-term capital appreciation.

To learn more about the Policy, you should read the SAI dated the same date as this prospectus.  For a free copy of the SAI, to receive personalized illustrations of death benefits, Net Cash Surrender Values, and Policy Account Values, and to request other information about the Policy please call or write to us at our Service Center, 5100 Rings Road, RR1-04-D4, Dublin, Ohio 43017 , (800) 688-5177 .

The SAI has been filed with the SEC and is incorporated by reference into this prospectus.  The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about the Policy and us.  Information about us and the Policy (including the SAI) may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street, N.E., Washington, DC 20549.  Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.

Investment Company Act of 1940 Registration File No. 811- 0 4460
Securities Act of 1933 Registration file No. 333- 164120

OPTIONS PREMIER

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1
(Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Depositor)

Main Administrative Office:
One Nationwide Plaza
Columbus, Ohio 43215
(614) 249-7111

Service Center:
5100 Rings Road, RR1-04- D4
Dublin, Ohio 43017
(800) 688-5177

STATEMENT OF ADDITIONAL INFORMATION
Individual Flexible Premium Adjustable Variable Life Insurance Policy

This Statement of Additional Information ("SAI") contains additional information regarding the individual flexible premium adjustable variable life insurance policy (the "Policy") offered by Nationwide Life Insurance Company ("NLIC").  This SAI is not a prospectus, and should be read together with the prospectus for the Policy dated May 1, 2010 and the prospectuses for the Funds.  The Owner may obtain a copy of these prospectuses FREE OF CHARGE by writing or calling NLIC at our address or phone number shown above.  Capitalized terms in this SAI have the same meanings as in the prospectus for the Policy.  No information is incorporated by reference into this SAI.

The date of this Statement of Additional Information is May 1 , 2010.

Table of Contents	Page
Additional Policy Information	3
The Policy
Temporary Insurance Coverage
Our Right to Contest the Policy
Misstatement of Age or Sex
Suicide Exclusion
Assignment
The Beneficiary
More Information on Ownership Rights
Changing Death Benefit Options
Premium Classes
Loan Interest
Effect of Policy Loans
Allocations After Increase in Face Amount
Delays in Payments We Make
Dollar Cost Averaging
Automatic Asset Rebalancing
Charge Discounts for Sales to Certain Policies
Payment of Policy Benefits
Policy Termination
Policy Restoration Procedure
Supplemental Benefits and Riders	9
Long-Term Care Benefit Riders
Accelerated Death Benefit Rider
Additional Insurance Benefit Rider
Other Riders
Illustrations	14
Performance Data	14
Rating Agencies
Money Market Yields
Historical Performance of the Sub accounts
Standard & Poor's	14

1

Table of Contents (continued)	Page
Additional Information	15
Potential Conflicts of Interest
Policies Issued in Conjunction with Employee Benefit Plans
Legal Developments Regarding Unisex Actuarial Tables
Safekeeping of Account Assets
Reports to Owners
Records
Independent Registered Public Accounting Firm
Additional Information about the Company
Additional Information about the Separate Account
Other Information
Financial Statements	1 7

2

Additional Policy Information

The Policy

The Policy, Application(s), Policy's specification page, and any Riders are the entire contract.  Only statements made in the Applications can be used to void the Policy or to deny a claim.  We assume that all statements in an Application are made to the best of the knowledge and belief of the person(s) who made them, and, in the absence of fraud, those statements are considered representations and not warranties.  We rely on those statements when we issue or change a Policy.  As a result of differences in applicable state laws, certain provisions of the Policy may vary from state to state.  The Policy is not eligible for dividends and is non-participating.

Temporary Insurance Coverage

Before full insurance coverage takes effect, you may receive temporary insurance coverage (subject to our underwriting rules and Policy conditions) if:

1.	You answer "no" to the health questions in the temporary insurance agreement;

2.	You pay the Minimum Initial Premium when the Application is signed; and

3.	The Application is dated the same date as, or earlier than, the temporary insurance agreement.

Temporary insurance coverage will take effect as of the date of the temporary insurance agreement.  Temporary insurance coverage shall not exceed the lesser of:

1.	The Face Amount applied for, including term insurance Riders; or

2.	$500,000.

If we do not approve your Application, we will make a full refund of the initial Premium paid with the Application.

Temporary life insurance coverage is void if the Application contains any material misrepresentation.  Benefits will also be denied if any proposed Insured commits suicide.

Temporary life insurance coverage terminates automatically, and without notice, on the earliest of:

▪	5 days from the date we mail you notification of termination of coverage; or

▪	the date that full insurance coverage takes effect under the Policy; or

▪	the date a policy, other than the Policy applied for, is offered to you; or

▪	the 90th day from the date of the temporary agreement.

Our Right to Contest the Policy

In issuing the Policy, we rely on all statements made by or for you and/or the Insured in the Application or in a supplemental Application.  Therefore, we may contest the validity of the Policy based on material misstatements made in the Application (or any supplemental Application).

However, we will not contest the Policy after the Policy has been in force during the Insured's lifetime for 2 years from the Policy Issue Date.  Likewise, we will not contest any Policy change that requires Evidence of Insurability, or any reinstatement of the Policy, after such change or reinstatement has been in effect during the Insured's lifetime for 2 years.

Misstatement of Age or Sex

If the Insured's Issue Age or sex was stated incorrectly in the Application, we will adjust the death benefit and any benefits provided by Riders to the amount that would have been payable at the correct Issue Age and sex based on the most recent Monthly Deduction.  No adjustment will be made to the Policy Account Value.

Suicide Exclusion

If the Insured commits suicide, while sane or insane, within 2 years of the Policy Issue Date, the Policy will terminate and our liability will be limited to an amount equal to the Premiums paid, less any Indebtedness, and less any partial withdrawals previously paid.

If the Insured commits suicide, while sane or insane, within 2 years from the effective date of any change which increases the death benefit, the Policy will terminate and our liability with respect to the amount of increase will be limited to the sum of the Monthly Deductions for the cost of insurance attributable to the increase and the expense charge for the increase in Face Amount previously deducted from Policy Account Value.

Certain states may require suicide exclusion provisions that differ from those stated here.

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Assignment

You may assign the Policy but we will not be bound by any assignment unless it is in writing and we have received it at our Service Center.  Your rights and those of any other person referred to in the Policy will be subject to the assignment.  We assume no responsibility for the validity of any assignments.

The Beneficiary

The Beneficiary is entitled to the Insurance Proceeds under the Policy.  The Beneficiary is as stated in the Application, unless later changed.  When a Beneficiary is designated, any relationship shown is to the Insured, unless otherwise stated.  If two or more persons are named, those surviving the Insured will share the Insurance Proceeds equally, unless otherwise stated.  If none of the persons named survives the Insured, we will pay the Insurance Proceeds in one sum to the Insured's estate.

More Information on Ownership Rights

You, as the Owner, may exercise certain rights under the Policy, including the following:

Selecting and Changing the Beneficiary

•	You designate the Beneficiary (the person to receive the Insurance Proceeds when the Insured dies) in the Application.

•
You may designate more than one Beneficiary.  If you designate more than one Beneficiary, then each Beneficiary that survives the Insured shares equally in any Insurance Proceeds unless the Beneficiary designation states otherwise.

•	If there is not a designated Beneficiary surviving at the Insured's death, we will pay the Insurance Proceeds in a lump sum to the Insured's estate.

•	You can change the Beneficiary by providing us with Written Notice while the Insured is living.

•	The change is effective as of the date you complete and sign the Written Notice, regardless of whether the Insured is living when we receive the notice.

•	We are not liable for any payment or other actions we take before we receive your Written Notice.

•	A Beneficiary generally may not pledge, commute, or otherwise encumber or alienate payments under the Policy before they are due.

Changing the Owner

•	You may change the Owner by providing a Written Notice to us at any time while the Insured is alive.

•	The change is effective as of the date you complete and sign the Written Notice, regardless of whether the Insured is living when we receive the request.

•	We are not liable for any payment or other actions we take before we receive your Written Notice.

•	Changing the Owner does not automatically change the Beneficiary or the Insured.

•	Changing the Owner may have tax consequences. You should consult a tax adviser before changing the Owner.

Assigning the Policy

•	You may assign Policy rights while the Insured is alive by submitting Written Notice to us at our Service Center.

•	Your interests and the interests of any Beneficiary or other person will be subject to any assignment.

•	You retain any ownership rights that are not assigned.

•	Assignments are subject to any Policy loan.

•	We are not:

>	bound by any assignment unless we receive a Written Notice of the assignment;

>	responsible for the validity of any assignment or determining the extent of an assignee's interest; or

>	liable for any payment we make before we receive Written Notice of the assignment.

•	Assigning the Policy may have tax consequences. You should consult a tax adviser before assigning the Policy.

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Changing Death Benefit Options

The following rules apply to any change in death benefit options:

▪	You must submit a Written Request for any change in death benefit options.

▪	We may require you to return your Policy to make a change.

▪	The effective date of the change in death benefit option will be the Policy Processing Day on or following the date when we approve your request for a change.

If you change from Option A to Option B:

✓
We will first decrease the Face Amount (beginning with the most recent increase, then the next most recent increases in succession, and then the Initial Face Amount) and then any applicable Rider coverage amounts by the Policy Account Value on the effective date of the change.

✓	The death benefit will not change on the effective date of the change.

✓
The net amount at risk will generally remain level.  This means there will be a relative increase in the cost of insurance charges over time because the net amount at risk will remain level rather than decrease as the Policy Account Value increases (unless the death benefit is based on the applicable percentage of Policy Account Value).

✓
If the Face Amount or applicable Rider coverage amount would be reduced to less than the minimum Initial Face Amount or minimum amount in which the Policy or applicable Rider could be issued, then we will not allow the change in death benefit option.

If you change from Option B to Option A:

✓	The Face Amount will be increased by the Policy Account Value on the effective date of the change.

✓	The death benefit will not change on the effective date of the change.

✓
Unless the death benefit is based on the applicable percentage of Policy Account Value, if the Policy Account Value increases, the net amount at risk will decrease over time, thereby reducing the cost of insurance charge.

Premium Classes

We currently place each Insured into one of three standard Premium Classes – preferred, nonsmoker, and smoker – or into a Premium Class with extra ratings.  In an otherwise identical Policy, an Insured in the standard class will have a lower cost of insurance rate than an Insured in a class with extra ratings.

▪
The preferred Premium Class is only available if the Face Amount equals or exceeds $100,000.  Preferred Insureds generally will incur lower cost of insurance rates than Insureds who are classified as nonsmokers.

▪
Nonsmoking Insureds generally will incur lower cost of insurance rates than Insureds who are classified as smokers in the same Premium Class.  The nonsmoker designation is not available for Insureds under Attained Age 21, but shortly before an Insured attains age 21, we may notify the Insured about possible classification as a nonsmoker.  If the Insured does not qualify as a nonsmoker or does not respond to the notification, cost of insurance rates will remain as shown in the Policy.  However, if the Insured does respond to the notification, and qualifies as a nonsmoker, the cost of insurance rates will be changed to reflect the nonsmoker classification.

▪
Premium Classes with extra ratings generally reflect higher mortality risks and thus higher cost of insurance rates.  We may place an Insured into a Premium Class with extra ratings for a temporary period of time, due to occupation or temporary illness.  We also may place an Insured into a Premium Class with permanent extra ratings.

Loan Interest

Charged Loan Interest.  Interest is due and payable at the end of each Policy Year.  Unpaid interest becomes part of the outstanding loan and accrues interest, beginning 23 days after the Policy Anniversary.  Unpaid interest is allocated based on your written instructions.  If there are no such instructions or the Policy Account Value in the specified Subaccounts is insufficient to allow the collateral for the unpaid interest to be transferred, the interest is allocated based on the proportion that the Guaranteed Account value and the value in the Subaccounts bear to the total unloaned Policy Account Value.

Earned Loan Interest.  We transfer earned loan interest to the Subaccounts and/or the Guaranteed Account and recalculate collateral: (a) when loan interest is paid or added to the loaned amount; (b) when a new loan is made; and (c) when a loan repayment is made.  A transfer to or from the Loan Account will be made to reflect any recalculation of collateral.  At any time, the amount of the outstanding loan under a Policy equals the sum of all loans (including due and unpaid charged interest added to the loan balance) minus any loan repayments.

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Effect of Policy Loans

A loan, whether or not repaid, affects the Policy, the Policy Account Value, the Net Cash Surrender Value, and the death benefit.  The Insurance Proceeds and Net Cash Surrender Value include reductions for the amount of any Indebtedness.  Repaying a loan causes the death benefit and Net Cash Surrender Value to increase by the amount of the repayment.  As long as a loan is outstanding, we hold an amount as collateral for the loan in the Loan Account.  This amount is not affected by the investment performance of the Subaccounts and may not be credited with the interest rates accruing on the Guaranteed Account.  Amounts transferred from the Separate Account to the Loan Account will affect the Policy Account Value, even if the loan is repaid, because we credit these amounts with an interest rate we declare rather than with a rate of return that reflects the investment performance of the Separate Account.

Accordingly, the effect on the Policy Account Value and death benefit could be favorable or unfavorable, depending on whether the investment performance of the Subaccounts and the interest credited to the Guaranteed Account is less than or greater than the interest being credited on the assets in the Loan Account while the loan is outstanding.  Compared to a Policy under which no loan is made, values under a Policy with an outstanding loan will be lower when the earned interest rate is less than the investment performance of assets held in the Subaccounts and interest credited to the Guaranteed Account.  The longer a loan is outstanding, the greater the effect of a Policy loan is likely to be.

Allocations After Increase in Face Amount

If you increase your Face Amount, we use a special method to allocate a portion of your existing Policy Account Value to the increase.  We also use this method to allocate Premium payments, made on or after the effective date of the increase, between the Initial Face Amount and the increase.

This special method involves allocating according to a ratio between:

1.	the guideline annual premium for the Initial Face Amount; and

2.	the guideline annual premium for the total Face Amount on the effective date of the increase (before any deductions are made).

>
The guideline annual premium is defined in regulations under the Investment Company Act of 1940, as amended.  It is used in connection with the calculation of surrender charges.  It is approximately equal to the amount of Premium that would be required on an annual basis to keep the Policy in force if the Policy had a mandatory fixed premium schedule assuming (among other things) a 5% net investment return.

If there is more than one increase in Face Amount, guideline annual premiums for each increase in Face Amount are used to allocate Policy Account Values and subsequent Premium payments among the various increases.

Delays in Payments We Make

We usually pay the amounts of any Surrender, partial withdrawal, Insurance Proceeds, loan, or settlement options within 7 days after we receive all applicable Written Notices, permitted telephone, fax, and/or e-mail requests, and/or due proofs of death.  However, we can postpone these payments if:

>
the New York Stock Exchange is closed, other than customary weekend and holiday closing, or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission ("SEC"); or

>	the SEC permits, by an order, the postponement of any payment for the protection of Owners; or

>	the SEC determines that an emergency exists that would make the disposal of securities held in the Separate Account or the determination of their value not reasonably practicable.

We have the right to defer payment of amounts from the Guaranteed Account for up to 6 months after receipt of the payment request.  We will pay interest on any payment deferred for 30 days or more at an annual rate of 3%.

If you have submitted a check or draft to our Service Center, we have the right to defer payment of Surrenders, partial withdrawals, Insurance Proceeds, or payments under a settlement option until the check or draft has been honored.

Due to federal laws designed to counter terrorism and prevent money laundering by criminals, we may be required to reject a Premium payment.  We also may be required to provide additional information about your account to government regulators.  In addition, we also may be required to block your account and thereby refuse to pay any request for transfers, withdrawals, Surrenders, loans, or death benefits, until instructions are received from the appropriate regulator.

Dollar Cost Averaging

If you elect the dollar cost averaging program offered under the Policy, each month on the Policy Processing Day we will automatically transfer equal amounts (minimum $500) from the chosen Subaccount to your designated "target accounts" in the percentages selected.  You may have multiple target accounts.

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To participate in dollar cost averaging, you must elect a period of time and place the following minimum amount in any one Subaccount (not the Guaranteed Account):

Dollar Cost Averaging Period	Minimum Amount
6 months	$ 3,000
12 months	$ 6,000
18 months	$ 9,000
24 months	$12,000
30 months	$15,000
36 months	$18,000

If you have elected dollar cost averaging, the program will start on the first Policy Processing Day after the later of:

1.	The Policy Date;

2.	The end of the 15-day period when Premiums have been allocated to the Money Market Subaccount; or

3.	When the value of the chosen Subaccount equals or exceeds the greater of: (a) the minimum amount stated above; or (b) the amount of the first monthly transfer.

Dollar cost averaging will end if:
> we receive your Written Request to cancel your participation;
> the value in the chosen Subaccount is insufficient to make the transfer;
> the specified number of transfers has been completed; or
> the Policy enters the Grace Period.

You will receive Written Notice confirming each transfer and when the program has ended.  You are responsible for reviewing the confirmation to verify that the transfers are being made as requested.  There is no additional charge for dollar cost averaging.  A transfer under this program is not considered a transfer for purposes of assessing the transfer fee.  We may modify, suspend, or discontinue the dollar cost averaging program at any time upon 30 days' Written Notice to you.  You cannot choose dollar cost averaging if you are participating in the automatic asset rebalancing program or if a Policy loan is outstanding.

Automatic Asset Rebalancing

If you elect the automatic asset rebalancing program offered under the Policy, we will automatically reallocate your Policy Account Value in the Subaccounts you are invested in at the end of each quarterly or annual period to match your Policy's currently effective premium allocation schedule.

To participate in the automatic asset rebalancing program:
> you must elect this feature in the Application or after issue by submitting an automatic asset rebalancing request form to our Service Center; and
> you must have a minimum Policy Account Value of $1,000.

There is no additional charge for the automatic asset rebalancing program.  Any reallocation that occurs under the automatic asset rebalancing program will not be counted towards the 12 "free" transfers allowed during each Policy Year.  You can end this program at any time.

Automatic asset rebalancing will end if:
> the total value in the Subaccounts is less than $1,000;
> you make a transfer;
> you make a change to the current premium allocation instructions; or
> we receive your Written Request to terminate the program.

We may modify, suspend, or discontinue the automatic asset rebalancing program at any time.  You cannot choose automatic asset rebalancing if you are participating in the dollar cost averaging program.

Charge Discounts for Sales to Certain Policies

The Policy is available for purchase by individuals, corporations, and other groups.  We may reduce or waive certain charges (such as the premium expense charge, initial administrative charge, surrender charge, monthly administrative charge, monthly cost of insurance, or other charges) where the size or nature of such sales results in savings to us with respect to sales, underwriting, administrative, or other costs.  We also may reduce or waive charges on Policies sold to officers, directors, and employees of NLIC or its affiliates.  The extent and nature of the reduction or waiver may change from time to time, and the charge structure may vary.

Generally, we reduce or waive charges based on a number of factors, including:

•	the number of Insureds;

•	the size of the group of purchasers;

•	the total Premium expected to be paid;

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•	total assets under management for the Owner;

•	the nature of the relationship among individual Insureds;

•	the purpose for which the Policies are being purchased;

•	the expected persistency of individual Policies; and

•	any other circumstances which are rationally related to the expected reduction in expenses.

Reductions or waivers of charges will not discriminate unfairly among Policy Owners.

Payment of Policy Benefits

Benefit Payable on Final Policy Date.  If the Insured is living on the Final Policy Date (at Insured's Attained Age 100), we will pay you the Policy Account Value less any Indebtedness and any unpaid Monthly Deductions.  Insurance coverage under the Policy will then end.  Payment will generally be made within 7 days of the Final Policy Date, although we may postpone this payment under certain conditions.  You may elect to continue the Policy beyond Insured's Attained Age 100 under the Final Policy Date Extension Rider.

Insurance Proceeds.  Insurance Proceeds will ordinarily be paid to the Beneficiary within 7 days after we receive proof of the Insured's death and all other requirements are satisfied, including receipt by us at our Service Center of all required documents.  Generally, we determine the amount of a payment from the Separate Account as of the date of death.  We pay Insurance Proceeds in a single sum unless you have selected an alternative settlement option.  If Insurance Proceeds are paid in a single sum, we pay interest at an annual rate of 3% (unless we declare a higher rate) on the Insurance Proceeds from the date of death until payment is made.  We may postpone payment of Insurance Proceeds under certain conditions.

Settlement Options.  In lieu of a single sum payment on death, Surrender, or maturity, you may elect one of the following settlement options.  Payment under these settlement options will not be affected by the investment performance of any Subaccounts after proceeds are applied.  As part of our general account assets, settlement option proceeds may be subject to claims of creditors.  Even if the death benefit under the Policy is excludible from income, payments under settlement options may not be excludible in full.  This is because earnings on the death benefit after the Insured's death are taxable and payments under the settlement options generally include such earnings.  You should consult a tax adviser as to the tax treatment of payments under settlement options.

•	Proceeds at Interest Option. Proceeds are left on deposit to accumulate with us with interest payable at 12, 6, 3, or 1-month intervals.

•
Installments of a Specified Amount Option.  Proceeds are payable in equal installments of the amount elected at 12, 6, 3, or 1- month intervals, until proceeds applied under the option and interest on the unpaid balance and any additional interest are exhausted.

•
Installments for a Specified Period Option.  Proceeds are payable in a number of equal monthly installments.  Alternatively, the installments may be paid at 12, 6, or 3-month intervals.  Payments may be increased by additional interest, which would increase the installments certain.

•
Life Income Option.  Proceeds are payable in equal monthly installments during the payee's life.  Payments will be made either with or without a guaranteed minimum number.  If there is to be a minimum number of payments, they will be for either 120 or 240 months or until the proceeds applied under the option are exhausted.

•
Joint and Survivor Life Income Option.  Proceeds are payable in equal monthly installments, with a number of installments certain, during the joint lives of the payee and one other person and during the life of the survivor.  The minimum number of payments will be for either 120 or 240 months.

A guaranteed interest rate of 3% per year applies to the above settlement options.  We may declare additional rates of interest in our sole discretion.  We may also agree to other arrangements, including those that offer check-writing capabilities with non-guaranteed interest rates.

Policy Termination

Your Policy will terminate on the earliest of:

♦	the Final Policy Date;

♦	the end of the Grace Period without a sufficient payment;

♦	the date the Insured dies; or

♦	the date you Surrender the Policy.

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Policy Restoration Procedure

Requests to restore a surrendered policy must meet the following requirements:

•
the request must be in writing and signed by the Owner (if the surrender was a Code Section1035 exchange to a new policy with a different insurer, the signature of an officer of the replacing insurer is also required);

•
the Written Request must be received by us within thirty days of the date the policy was surrendered (periods up to sixty days will be permitted based on the right to examine period applicable to replaced life insurance policies in the state where the policy was issued);

•	the surrender proceeds must be returned in their entirety; and

•	the Insured must be alive on the date the restoration request is received.

No proof of insurability or additional underwriting will be required for requests to restore a surrendered policy that meet the above requirements.

A restored policy will be treated as if it had never been surrendered for all purposes, including investment experience, accrual of interest, and deduction of charges, resulting in the following:

•	the returned surrender proceeds and any amount taken as a surrender charge will be used to purchase units according to your allocations in affect on, and priced as of, the surrender date;

•
any charges that would otherwise have been assessed during the period of surrender will be assessed as of the date(s) they were due resulting in the cancellation of units priced as of the applicable date(s);

•	interest will be credited on any allocation to the Guaranteed Account at the rate(s) in effect during the period of surrender;

•	interest charged and credited on any Indebtedness will accrue at the rates in effect for the period of surrender; and

•	any transfer of loan interest charged or credited that would have occurred during the period of surrender will be transferred as of the date(s) such transfers would have otherwise occurred.

Policy restoration is not a contract right of the policy, it is an administrative procedure based on requirements of state insurance law and the terms are subject to change without notice at any time.

Supplemental Benefits and Riders

Long-Term Care Benefit Riders

We offer the following three Long-Term Care Benefit Riders:

♦	Long-Term Care Acceleration Benefit Rider ("LTC Acceleration Rider")

♦	Long-Term Care Waiver Benefit Rider ("LTC Waiver Rider")

♦	Long-Term Care Extended Insurance Benefit Rider ("LTC Extended Rider")

If you elect to add the LTC Acceleration Rider to your Policy, you must also add the LTC Waiver Rider, while you may also add the LTC Extended Rider.  You cannot elect to add either the LTC Waiver Rider or the LTC Extended Rider alone.

The Riders have conditions that may affect other rights and benefits that you have under the Policy.  For example, we restrict your ability to allocate Premiums and Policy Account Value to the Separate Account while benefits are being paid.  In addition, each Rider imposes a separate monthly charge that will be deducted from your Policy Account Value as part of the Monthly Deduction.

If you reside in a state that has approved the Long-Term Care Benefit Riders, you may generally elect to add them to your Policy at any time, subject to our receiving satisfactory additional Evidence of Insurability and increasing the Face Amount.  The Long-Term Care Benefit Riders may not be available in all states and the terms under which they are available may vary from state to state.

These Riders may not cover all of the long-term care expenses incurred by the Insured during the period of coverage.  Each Rider contains specific details that you should review before adding the Rider to your Policy.  You should consult a tax adviser before adding the LTC Acceleration Rider or the LTC Extended Rider to your Policy.

Long-Term Care Acceleration Benefit Rider

Operation of the Long-Term Care Acceleration Benefit Rider.  The LTC Acceleration Rider provides for periodic payments to you of a portion of the death benefit if the Insured becomes chronically ill so that the Insured:

(1)	is unable to perform at least 2 activities of daily living without substantial human assistance for a period of at least 90 days due to a loss of functional capacity; or

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(2)	requires substantial supervision to protect the Insured from threats to health and safety due to his or her own severe cognitive impairment.

Benefits under this Rider will not begin until we receive proof that the Insured is chronically ill and 90 calendar days have elapsed since receiving "qualified long-term care service" as defined in the Rider, while the Policy was in force (the "elimination period").  You must continue to submit periodic evidence of the Insured's continued eligibility for Rider benefits.

We determine a maximum amount of death benefit that we will pay for each month of qualification.  This amount, called the "Maximum Monthly Benefit," is the acceleration death benefit, as defined in the Rider, divided by the minimum months of acceleration benefits stated in the Policy schedule.  The actual amount of any benefit is based on the expense incurred by the Insured, up to the Maximum Monthly Benefit, for qualified long-term care service in a calendar month.  Certain types of expenses may be limited to a stated percentage of the Maximum Monthly Benefit.  Expenses incurred during the elimination period, however, are excluded from any determination of a benefit.

Each benefit payment reduces the remaining death benefit under your Policy, and causes a proportionate reduction in your Face Amount, Policy Account Value, and surrender charge.  If you have a Policy loan, we will use a portion of each benefit to repay Indebtedness.  We will recalculate the Maximum Monthly Benefit if you make a partial withdrawal of Policy Account Value, and for other events described in the Rider.

Restrictions on Other Rights and Benefits.  Before we begin paying any benefits, we will transfer all Policy Account Value from the Separate Account to the Guaranteed Account.  In addition, you will not be permitted to transfer Policy Account Value or allocate any additional Premiums to the Separate Account while Rider benefits are being paid.  Your participation in any of the automatic investment plans (such as dollar cost averaging) will also be suspended during this period.  If the death benefit on your Policy is Option B, we will change it to Option A.

If the Insured no longer qualifies for Rider benefits, is not chronically ill, and your Policy remains in force, you will be permitted to allocate new Premiums or transfer existing Policy Account Value to the Separate Account, and to change your death benefit option.  We will waive restrictions on transfers from the Guaranteed Account to the Separate Account in connection with such transfers.

Charges for the Rider.  The LTC Acceleration Rider imposes a monthly charge on the net amount at risk under the Policy.  This charge is at a rate that varies based on the Attained Age and sex of the Insured, and increases annually as the Insured ages.  We may increase the rates for this charge on a class basis.  Once we begin to pay benefits, the LTC Acceleration Rider waives this charge until the Insured no longer qualifies for Rider benefits and is not chronically ill.

Termination of the Rider.  The Rider will terminate when the acceleration death benefit is zero, the Policy terminates, or you request to terminate the Rider.

Long-Term Care Waiver Benefit Rider

Operation of the Long-Term Care Waiver Benefit Rider.  After the elimination period noted above, the LTC Waiver Rider provides for the payment of monthly Premiums (equal on an annual basis to the minimum annual premium specified on the Policy schedule) up to the date specified in the Policy schedule, and the waiver of Monthly Deductions after that date.  This Rider also provides a residual death benefit.  The LTC Waiver Rider is nonseverable from the LTC Acceleration Rider.

Charges for the Rider.  The LTC Waiver Rider imposes a monthly charge on the net amount at risk under the Policy.  This charge is at a rate that varies based on the Attained Age and sex of the Insured, and increases annually as the Insured ages.  We may increase the rates for this charge on a class basis.

Termination of the Rider.  The LTC Waiver Rider will terminate when the Policy terminates (other than as a result of the complete payment of the death benefit through acceleration payments under the LTC Acceleration Rider), the LTC Acceleration Rider terminates (other than as a result of the complete payment of the death benefit through acceleration payments), or on the Policy Anniversary when the Insured's Attained Age is 100.

Long-Term Care Extended Insurance Benefit Rider

Operation of the Long-Term Care Extended Insurance Benefit Rider.  Following the full payment of the acceleration death benefit provided under the LTC Acceleration Rider, the LTC Extended Rider provides for periodic reimbursements of expenses incurred for qualified long-term care services, as defined in the Rider.  There is no new elimination period under this Rider if benefits are continuous.  You must continue to submit periodic evidence of the Insured's eligibility for Rider benefits.

We determine a maximum amount of benefit that we will pay for each month of qualification.  This amount, called the "Maximum Monthly Benefit" is the Rider coverage amount divided by the minimum months of acceleration benefits shown on your Policy schedule.  The actual amount of any benefit is based on the expense incurred by the Insured, up to the Maximum Monthly Benefit, for qualified long-term care service in a calendar month.  Certain types of expenses may be limited to a stated percentage of the Maximum Monthly Benefit.  The LTC Extended Rider also offers an optional nonforfeiture benefit and an optional inflation benefit.

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Charges for the Rider.  The LTC Extended Rider imposes a monthly charge on the coverage amount of the Rider.  This charge is level for the duration of the Rider and based on the Issue Age of the Insured when the Rider is issued.  If you increase the Rider coverage amount, a new charge based on the Issue Age of the Insured at that time will apply to the increase.  We may increase the rates for this charge on a class basis.  Once we begin to pay benefits under the LTC Acceleration Rider, we waive this charge until the Insured no longer qualifies for benefits under the LTC Acceleration Rider or the LTC Extended Rider and is not chronically ill.

Termination of the Rider.  The LTC Extended Rider will terminate when benefits under the Rider have been fully paid, when the Policy terminates (other than as a result of the complete payment of the death benefit through acceleration payments under the LTC Acceleration Rider), the LTC Acceleration Rider terminates (other than as a result of the complete payment of the death benefit through acceleration payments), or you request to terminate the Rider.

Accelerated Death Benefit Rider

If your state of residence has approved the Accelerated Death Benefit Rider (the "ADB Rider") and we have received satisfactory additional Evidence of Insurability, you generally may choose to add it to your Policy at any time.  The terms of the ADB Rider may vary from state to state.

Generally, the ADB Rider allows you to receive an accelerated payment of part of the Policy's death benefit generally when the Insured develops a non-correctable medical condition that is expected to result in his or her death within 12 months.  For Policies issued before April 9, 2001 or the date we obtain state approval, if later, accelerated payments also may be permitted if the Insured has been confined to a nursing care facility (as defined in the ADB Rider) for at least 180 consecutive days and is expected to remain in such a facility for the remainder of his or her life.  There are no restrictions on the use of the benefit.

There is no additional charge for this Rider.  However, an administrative charge, currently $100 and not to exceed $250, will be deducted from the accelerated death benefit amount.

Tax Consequences of the ADB Rider.  The federal income tax consequences associated with adding the ADB Rider or receiving the accelerated death benefit are uncertain.  You should consult a tax adviser before adding the ADB Rider to your Policy or requesting an accelerated death benefit.

Amount of the Accelerated Death Benefit.  The ADB Rider provides for a minimum accelerated death benefit payment of $10,000 and a maximum benefit payment equal to 75% of the eligible death benefit (as defined below) less 25% of any Indebtedness.  The ADB Rider also restricts the total of the accelerated death benefits paid from all life insurance policies issued to you by us and our affiliates to $250,000.  We may increase this $250,000 maximum to reflect inflation.

Eligible death benefit means: the Insurance Proceeds payable under the Policy if the Insured died at the time we approve a claim for an accelerated death benefit, minus

1.	Any Premium refund payable at death if the Insured died at that time; and
2.	Any insurance payable under the terms of any other Rider.

You may submit Written Notice to request the accelerated death benefit.  You may only request the accelerated death benefit once, except additional accelerated death benefits may be requested to pay Premiums and Policy loan interest.  You may elect to receive the accelerated death benefit as a lump sum or in 12 or 24 equal monthly installments.  If installments are elected and the Insured dies before all of the payments have been made, the present value (at the time of the Insured's death) of the remaining payments and the remaining Insurance Proceeds at death under the Policy will be paid to the Beneficiary in a lump sum.

Conditions for Receipt of the Accelerated Death Benefit.  To receive an accelerated death benefit payment, the Policy must be in force and you must submit Written Notice, "due proof of eligibility," and a completed claim form to us.  Due proof of eligibility means a written certification (described more fully in the ADB Rider) in a form acceptable to us from a treating physician (as defined in the ADB Rider) stating that the Insured has a terminal illness or, in certain states only, is expected to be permanently confined to a nursing care facility.

We may request additional medical information from the Insured's physician and/or may require an independent physical examination (at our expense) before approving the claim for payment of the accelerated death benefit.  We will not approve a claim for an accelerated death benefit payment if:

1.	The Policy is assigned in whole or in part;

2.	If the terminal illness (or, in certain states only, the permanent confinement to a nursing care facility) is the result of intentionally self-inflicted injury; or

3.	If you are required to elect the payment in order to meet the claims of creditors or to obtain a government benefit.

Operation of the ADB Rider.  The accelerated death benefit is made in the form of a Policy loan up to the amount of the maximum loan available under the Policy at the time the claim is approved, resulting in a Policy loan being made in the amount of the requested benefit.  This Policy loan operates as would any loan under the Policy.

11

To the extent that the amount of the requested accelerated death benefit exceeds the maximum available loan amount, the benefit will be advanced to you and a lien will be placed on the death benefit payable under the Policy (the "death benefit lien") in the amount of this excess.  Interest will accrue daily, at a rate determined as described in the ADB Rider, on the amount of this lien, and upon the death of the Insured the amount of the lien and accrued interest thereon will be subtracted from the amount of Insurance Proceeds payable at death.

Effect on Existing Policy.  The Insurance Proceeds otherwise payable at the time of an Insured's death will be reduced by the amount of any death benefit lien and accrued interest thereon.  In addition, if you make a request for a Surrender, a Policy loan, or a partial withdrawal, the Net Cash Surrender Value and Loan Account value will be reduced by the amount of any outstanding death benefit lien plus accrued interest.  Therefore, depending upon the size of the death benefit lien, this may result in the Net Cash Surrender Value and the Loan Account value being reduced to zero.

Premiums and Policy loan interest must be paid when due.  However, if requested with the accelerated death benefit claim, future periodic planned Premiums and Policy loan interest may be paid automatically through additional accelerated death benefits.

In addition to a Lapse under the applicable provisions of the Policy, the Policy will also terminate on any Policy Anniversary when the death benefit lien exceeds the Insurance Proceeds at death.

Termination of the ADB Rider.  The ADB Rider will terminate on the earliest of: (1) our receipt of your Written Notice requesting termination of the Rider; (2) Surrender or other termination of the Policy; or (3) the Policy Anniversary when the Insurance Proceeds payable at death on such Policy Anniversary is less than or equal to zero.

Additional Insurance Benefit Rider

The Additional Insurance Benefit Rider ("AIB Rider") provides an additional death benefit payable on the death of the Insured without increasing the Policy's Face Amount.  The AIB Rider may not be available in all states.

The additional death benefit under the AIB Rider is:

a)	the Face Amount plus the Rider coverage amount less the Policy's death benefit (if death benefit Option A is in effect); or

b)	the Face Amount plus the Rider coverage amount plus the Policy Account Value less the death benefit (if death benefit Option B is in effect).

Please note the following about the AIB Rider:

♦
The AIB Rider may be canceled separately from the Policy (i.e., it can be canceled without causing the Policy to be canceled or to Lapse).  The AIB Rider will terminate on the earliest of: (1) our receipt of your Written Notice requesting termination of the Rider; (2) Surrender or other termination of the Policy; or (3) the Policy Anniversary nearest the Insured's Attained Age 100 (80 in New York).

♦
The AIB Rider has a cost of insurance charge that is deducted from the Policy Account Value as part of the Monthly Deduction.  This charge is in addition to the cost of insurance charge assessed on the Policy's net amount at risk.

♦	If you change from death benefit Option A to death benefit Option B, we will first decrease the Policy's Face Amount and then the Rider coverage amount by the Policy Account Value.

♦
If death benefit Option A is in effect and you make a partial withdrawal, we will first decrease the Policy's Face Amount and then the Rider coverage amount by the amount withdrawn (including the partial withdrawal charge).

♦	The AIB Rider has no cash or loan value.

♦	The AIB Rider has no surrender charge, additional surrender charge, or premium expense charge.

›
Since there is no surrender charge for decreasing the Rider coverage amount, such a decrease may be less expensive than a decrease of the same size in the Face Amount of the Policy (if the Face Amount decrease would be subject to a surrender charge).  But, continuing coverage on such an increment of Policy Face Amount may have a cost of insurance charge that is higher than the same increment of coverage amount under the Rider.  You should consult your agent before buying an AIB Rider, and before deciding whether to decrease Policy Face Amount or AIB Rider coverage amount.

♦
After the first Policy Year and subject to certain conditions, you may increase or decrease the Rider coverage amount separately from the Policy's Face Amount (and the Policy's Face Amount may be increased or decreased without affecting the Rider coverage amount).

♦
To comply with the maximum premium limitations under the Internal Revenue Code of 1986, as amended (the "Code"), insurance coverage provided by an AIB Rider is treated as part of the Policy's Face Amount (for discussion of the tax status of the Policy see ,  "Federal Tax Considerations" in the prospectus).

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Other Riders

In addition to the Long-Term Care Benefit Riders, Accelerated Death Benefit Rider, and Additional Insurance Benefit Rider, the following Riders are also available under the Policy.  These Riders (which are summarized below) provide fixed benefits that do not vary with the investment performance of the Separate Account.

♦
Change of Insured:  This Rider permits you to change the Insured, subject to certain conditions and Evidence of Insurability.  The Policy's Face Amount will remain the same, and the Monthly Deduction for the cost of insurance and any other benefits provided by Rider will be adjusted for the Attained Age and Premium Class of the new Insured as of the effective date of the change.  As the change of an Insured is generally a taxable event, you should consult a tax adviser before making such a change.

♦
Children's Term Insurance:  This Rider provides level term insurance on each of the Insured's dependent children, until the earliest of: (1) the first Policy Processing Day after our receipt of your Written Notice requesting termination of the Rider; (2) Surrender or other termination of the Policy; (3) the child's 25th birthday; or (4) the Policy Anniversary nearest the Insured's 65th birthday.  Upon expiration of the term insurance on the life of a child and subject to certain conditions, it may be converted without Evidence of Insurability to a whole life policy providing a level Face Amount of insurance and a level premium.  The Face Amount of the new policy may be up to 5 times the amount of the term insurance in force on the expiration date.  The Rider is issued to provide between $5,000 and $15,000 of term insurance on each insured child.  Each insured child under this Rider will have the same amount of insurance.  This Rider must be selected at the time of application for the Policy or upon an increase in Face Amount.

♦
Convertible Term Life Insurance:  This Rider provides term insurance on an additional insured ("other insured").  This Rider will terminate on the earliest of: (1) our receipt of your Written Notice requesting termination of the Rider; (2) Surrender or other termination of the Policy; or (3) the Policy Anniversary nearest the other insured's Attained Age 100 (80 in New York).  If the Policy is extended by the Final Policy Date Extension Rider, this Rider will terminate on the original Final Policy Date.  This Rider and the Guaranteed Minimum Death Benefit Rider may not be issued on the same Policy.

♦
Disability Waiver Benefit:  This Rider provides that in the event of the Insured's total disability (as defined in the Rider), which begins while the Rider is in effect and which continues for at least 6 months, we will apply a Premium payment to the Policy on each Policy Processing Day during the first 5 Policy Years while the Insured is totally disabled (the amount of the payment will be based on the minimum annual premium).  We will also waive all Monthly Deductions due after the commencement of and during the continuance of the total disability after the first 5 Policy Years.  This Rider terminates on the earliest of: (1) the first Policy Processing Day after our receipt of your Written Notice requesting termination of the Rider; (2) Surrender or other termination of the Policy; or (3) the Policy Anniversary nearest the Insured's Attained Age 60 (except for benefits for a disability which began before that Policy Anniversary).

♦
Disability Waiver of Premium Benefit:  This Rider provides that, in the event of the Insured's total disability before Attained Age 60 and continuing for at least 180 days, we will apply a Premium payment to the Policy on each Policy Processing Day prior to Insured's Attained Age 65 and while the Insured remains totally disabled.  At the time of application, you select a monthly benefit amount.  This amount is generally intended to reflect the amount of the Premiums expected to be paid monthly.  In the event of the Insured's total disability, the amount of the Premium payment applied on each Policy Processing Day will be the lesser of: (a) the monthly benefit amount; or (b) the monthly average of the Premium payments less partial withdrawals for the Policy since its Policy Date.  You cannot elect this Rider and another disability waiver benefit Rider with the same Policy.

♦
Final Policy Date Extension:  This Rider extends the Final Policy Date 20 years past the original Final Policy Date.  This benefit may be added only on or after the anniversary nearest the Insured's 90th birthday.  There is no additional charge for this benefit.  The death benefit after the original Final Policy Date will be the Policy Account Value.  All other Riders in effect on the original Final Policy Date will terminate on the original Final Policy Date.  Adding this benefit and/or continuing the Policy beyond the Insured's Attained Age 100 may have tax consequences and you should consult a tax adviser before doing so.

♦
Guaranteed Minimum Death Benefit:  This Rider provides a guarantee that, if the Net Cash Surrender Value is not sufficient to cover the Monthly Deductions, and the Minimum Guarantee Premium has been paid, the Policy will not Lapse prior to the end of the death benefit guarantee period (as defined in the Rider).  If this Rider is added, the Monthly Deduction will be increased by $0.01 per every $1,000 of Face Amount in force under the Policy.  The Rider and the additional Monthly Deduction terminate on the earliest of: (1) our receipt of your Written Notice requesting termination of the Rider; (2) Surrender or other termination of the Policy; or (3) expiration of the death benefit guarantee period.  This Rider and the Convertible Term Life Insurance Rider may not be issued on the same Policy.

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Illustrations

Before you purchase the Policy and after the first Policy Anniversary, upon your request, you may ask for an  illustration of future benefits under the Policy based upon the proposed Insured's Issue Age and Premium Class, the death benefit option, Face Amount, planned periodic premiums, and Riders requested.  Illustrations are provided free of charge.

Performance Data

Rating Agencies

Independent financial rating services, including Moody's, Standard & Poor's, and A.M. Best Company rank and rate us.  The purpose of these ratings is to reflect our financial strength or claims-paying ability.  The ratings are not intended to reflect the investment experience or financial strength of the Variable Account.  We may advertise these ratings from time to time.  In addition, we may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties that recommend the Policies or us.  Furthermore, we may occasionally include in advertisements comparisons of currently taxable and tax-deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

Money Market Yields

We may advertise the "yield" and "effective yield" for the Money Market Subaccount.  Yield and effective yield are annualized, which means that it is assumed that the Portfolio generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the Portfolio's units.  The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC.  Thus, effective yield will be slightly higher than yield due to the compounding.

Historical Performance of the Subaccounts

We will advertise historical performance of the Subaccounts in accordance with SEC prescribed calculations.  Please note that performance information is annualized.  However, if a Subaccount has been available in the Variable Account for less than one year, the performance information for that Subaccount is not annualized.  Performance information is based on historical earnings and is not intended to predict or project future results.

Standard & Poor's

"Standard & Poor's®," "S&P®," "S&P 500®," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by NLIC and the Nationwide Variable Insurance Trust.  Neither the Policy nor the S&P 500 Index Fund is sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P").

S&P makes no representation or warranty, express or implied, to the Owners of the Policy and the S&P 500 Index Fund or any member of the public regarding the advisability of investing in securities generally or in the Policy and the S&P 500 Index Fund particularly or the ability of the S&P 500 Index to track general stock market performance.  S&P's only relationship to NLIC and Nationwide Variable Insurance Trust is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index, which is determined, composed and calculated by S&P without regard to NLIC, Nationwide Variable Insurance Trust, the Policy, or the S&P 500 Index Fund.  S&P has no obligation to take the needs of NLIC, Nationwide Variable Insurance Trust, or the Owners of the Policy or the S&P 500 Index Fund into consideration in determining, composing or calculating the S&P 500 Index.  S&P is not responsible for and has not participated in the determination of the prices and amount of the Policy or the S&P 500 Index Fund or the timing of the issuance or sale of the Policy or the S&P 500 Index Fund or in the determination or calculation of the equation by which the Policy or the S&P 500 Index Fund are to be converted into cash.  S&P has no obligation or liability in connection with the administration, marketing or trading of the Policy or the S&P 500 Index Fund.

S&P does not guarantee the accuracy and/or the completeness of the S&P 500 Index or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein.  S&P makes no warranty, express or implied, as to results to be obtained by NLIC, Nationwide Variable Insurance Trust, Owners of the Policy and the S&P 500 Index Fund, or any other person or entity from the use of the S&P 500 Index or any data included therein.  S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein.  Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

14

Additional Information

Potential Conflicts of Interest

In addition to the Separate Account, the Portfolios may sell shares to other separate investment accounts established by other insurance companies to support variable annuity contracts and variable life insurance policies or qualified retirement plans.  It is possible that, in the future, it may become disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the Portfolios simultaneously.  Although neither we nor the Portfolios currently foresee any such disadvantages, either to variable life insurance policy owners or to variable annuity contract owners, each Portfolio's Board of Directors (Trustees) will monitor events in order to identify any material conflicts between the interests of these variable life insurance policy owners and variable annuity contract owners, and will determine what action, if any, it should take.  This action could include the sale of Portfolio shares by one or more of the separate accounts, which could have adverse consequences.  Material conflicts could result from, for example: (1) changes in state insurance laws; (2) changes in federal income tax laws; or (3) differences in voting instructions between those given by variable life insurance policy owners and those given by variable annuity contract owners.

If a Portfolio's Board of Directors (Trustees) were to conclude that separate portfolios should be established for variable life insurance and variable annuity separate accounts, we will bear the attendant expenses, but variable life insurance policy owners and variable annuity contract owners would no longer have the economies of scale resulting from a larger combined portfolio.

The Portfolios may also sell shares directly to certain pension and retirement plans qualifying under Section 401 of the Code.  As a result, there is a possibility that a material conflict may arise between the interests of Owners of this Policy or other policies or contracts (including policies issued by other companies), and such retirement plans or participants in such retirement plans.  In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Portfolio as an investment option under the Policies or replacing the Portfolio with another portfolio.

Policies Issued in Conjunction with Employee Benefit Plans

Policies may be acquired in conjunction with employee benefit plans ("EBS Policies"), including the funding of qualified pension plans meeting the requirements of Section 401 of the Code.  For EBS Policies, the maximum mortality rates used to determine the monthly cost of insurance charge are based on the Commissioners' 1980 Standard Ordinary Mortality Tables NB and SB.  Under these tables, mortality rates are the same for male and female Insureds of a particular Attained Age and Premium Class.  Illustrations reflecting the Premiums and charges for EBS Policies will be provided upon request to purchasers of these Policies.  There is no provision for misstatement of sex in the EBS Policies.  Also, the rates used to determine the amount payable under a particular settlement option will be the same for male and female Insureds.

Legal Developments Regarding Unisex Actuarial Tables

In 1983, the United States Supreme Court held in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex.  In that case, the Supreme Court applied its decision only to benefits derived from contributions made on or after August 1, 1983.

Subsequent decisions of lower federal courts indicate that, in other factual circumstances, the Title VII prohibition of sex-distinct benefits may apply at an earlier date.  In addition, legislative, regulatory, or decisional authority of some states may prohibit the use of sex-distinct mortality tables under certain circumstances.  The Policies, other than Policies issued in states that require "unisex" policies (currently Montana) and EBS Policies, are based upon actuarial tables, which distinguish between men and women, and, thus, the Policy provides different benefits to men and women of the same age.  Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of these authorities on any employment-related insurance or benefits program before purchasing the Policy and in determining whether an EBS Policy is appropriate.

Safekeeping of Account Assets

We hold the Separate Account's assets physically segregated and apart from the general account.  We maintain records of all purchases and sale of Portfolio shares by each of the Subaccounts.  A fidelity bond in the amount of $25 million per occurrence and $50 million in the aggregate covering our officers and employees has been issued by Fidelity and Deposit Insurance Company (a division of Zurich American Insurance Company).

Reports to Owners

At least once each year, we will send you a report showing the following information as of the end of the report period:

✓	the current Policy Account Value, Guaranteed Account value, Subaccount values, and Loan Account value ;

✓	the current Net Cash Surrender Value ;

✓	the current death benefit ;

15

✓	the current amount of any Indebtedness ;

✓	any activity since the last report (e.g., Premiums paid, partial withdrawals, charges and deductions) ; and

✓	any other information required by law .

We currently send these reports quarterly.  In addition, we will send you a statement showing the status of the Policy following the transfer of amounts from one Subaccount to another (excluding automatic rebalancing), the taking of a loan, the repayment of a loan, a partial withdrawal, and the payment of any Premiums (excluding those paid by bank draft or otherwise under the automatic payment plan).

We can prepare a similar report for you at other times for a reasonable fee.  We may limit the scope and frequency of these requested reports.

We will send you a semi-annual report containing the financial statements of each Portfolio in which you are invested.

Records

We will maintain all records relating to the Separate Account and the Guaranteed Account at our Service Center.

Independent Registered Public Accounting Firm

The financial statements of Nationwide Provident VLI Separate Account 1 and the consolidated financial statements and schedules of Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.  The audit report of KPMG LLP covering the December 31, 2009 consolidated financial statements and schedules of Nationwide Life Insurance Company and subsidiaries contains an explanatory paragraph that states that Nationwide Life Insurance Company and subsidiaries changed its method of evaluating other-than-temporary impairments of debt securities due to the adoption of new accounting requirements issued by the FASB, as of January 1, 2009.   KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio 43215.

Additional Information about the Company

Nationwide Life Insurance Company (“NLIC”) is a stock life insurance company organized under Ohio law in March 1929, with its Main Administrative Office at One Nationwide Plaza, Columbus, Ohio 43215.  NLIC provides life insurance, annuities and retirement products.  NLIC is admitted to do business in all states, the District of Columbia and Puerto Rico.  NLIC is a member of the Nationwide group of companies, which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.  NLIC is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company.  NLIC is an indirect wholly owned subsidiary, and NFS a direct wholly owned subsidiary, of NMIC.

On January 1, 2009, NFS became a private wholly owned subsidiary of NMIC.  NFS is the holding company of NLIC and other companies that comprise the retirement savings operations of the Nationwide group of companies.  The Nationwide group of companies is one of America’s largest insurance and financial services family of companies, with combined assets of over $ 140 billion as of December 31, 2009 .

Before January 1, 2010, the Policies were issued by Nationwide Life Insurance Company of America (“NLICA”), at that time a wholly owned subsidiary of NFS.  NLICA was chartered by the Commonwealth of Pennsylvania in 1865 under the name Provident Mutual Life Insurance Company (“PMLIC”).  On October 1, 2002, PMLIC converted from a mutual insurance company to a stock insurance company, changed its name to Nationwide Life Insurance Company of America, and became a wholly owned subsidiary of NFS, pursuant to terms of a sponsored demutualization.  Effective following the close of business on December 31, 2009, NLICA merged with and into NLIC, and NLIC was the surviving company.

NLIC submits annual statements on our operations and finances to insurance officials in all states and jurisdictions in which it does business.  NLIC has filed the Policy with insurance officials in those jurisdictions in which the Policy is sold.

NLIC intends to reinsure a portion of the risks assumed under the Policies.

Additional Information about the Separate Account

On October 1, 2002, in connection with the sponsored demutualization (whereby NLICA converted from a mutual insurance company to a stock life insurance company, became a wholly-owned subsidiary of NFS, and changed its name from Provident Mutual Life Insurance Company to Nationwide Life Insurance Company of America), the Provident Mutual Variable Life Separate Account changed its name to the Nationwide Provident VLI Separate Account 1.

Other Information

A registration statement has been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Policies.  Not all the information set forth in the registration statement, and the amendments and exhibits thereto, has been included in the prospectus

16

and this SAI.  Statements contained in this SAI concerning the content of the Policies and other legal instruments are intended to be summaries.  For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC at 100 F Street, N.E., Washington, DC 20549.

Financial Statements

All financial statements included in the SAI should be considered only as bearing on our ability to meet our obligations under the Policies.  They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

17

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide Provident VLI Separate Account-1:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Provident VLI Separate Account-1 (comprised of the sub-accounts listed in note 1 (collectively, “the Accounts”)) as of December 31, 2009, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2009, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio
March 10, 2010

Nationwide Provident VLI Separate Account 1

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2009

Assets:
Investments at fair value:
Small Cap Growth Portfolio - Class O Shares (AASCO)
955,797 shares (cost $16,632,592)	$24,449,286
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class II (MLVGA2)
28,209 shares (cost $406,852)	420,599
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
91,136 shares (cost $2,405,351)	2,545,426
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
131,537 shares (cost $4,590,071)	4,363,090
Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)
141,400 shares (cost $612,625)	657,509
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
37,396 shares (cost $159,883)	170,153
Janus Aspen Series - INTECH Risk-Managed Core Portfolio - Service Shares (JARLCS)
2,847 shares (cost $21,611)	27,334
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)
173,597 shares (cost $8,956,464)	7,869,146
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
58,671 shares (cost $2,933,413)	2,644,878
Investors Growth Stock Series - Initial Class (MIGIC)
73,669 shares (cost $717,266)	724,165
Value Series - Initial Class (MVFIC)
246,894 shares (cost $3,245,303)	2,913,346
Core Plus Fixed Income Portfolio - Class I (MSVFI)
78,600 shares (cost $841,073)	780,498
Emerging Markets Debt Portfolio - Class I (MSEM)
49,619 shares (cost $336,533)	384,545
U.S. Real Estate Portfolio - Class I (MSVRE)
50,558 shares (cost $360,429)	513,161
AllianceBernstein NVIT Global Fixed Income Fund - Class III (NVAGF3)
10,884 shares (cost $121,987)	119,942
AllianceBernstein NVIT Global Fixed Income Fund - Class VI (NVAGF6)
8,566 shares (cost $98,073)	94,401
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
1,116 shares (cost $14,183)	14,224
(Continued)

Nationwide Provident VLI Separate Account 1

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
15,234 shares (cost $232,238)	$238,874
American Funds NVIT Bond Fund - Class II (GVABD2)
31,919 shares (cost $329,818)	339,939
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
50,210 shares (cost $1,001,825)	992,650
American Funds NVIT Growth Fund - Class II (GVAGR2)
22,243 shares (cost $1,194,512)	1,023,419
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
6,154 shares (cost $213,432)	206,346
Federated NVIT High Income Bond Fund - Class I (HIBF)
128,309 shares (cost $760,977)	846,841
Federated NVIT High Income Bond Fund - Class III (HIBF3)
260,584 shares (cost $1,678,083)	1,717,246
Gartmore NVIT Emerging Markets Fund - Class I (GEM)
136,450 shares (cost $1,775,689)	1,550,073
Gartmore NVIT Emerging Markets Fund - Class III (GEM3)
374,459 shares (cost $5,440,911)	4,246,362
Gartmore NVIT Global Utilities Fund - Class I (GVGU1)
53,095 shares (cost $624,304)	429,007
Gartmore NVIT Global Utilities Fund - Class III (GVGU)
132,221 shares (cost $1,408,649)	1,072,314
Gartmore NVIT International Equity Fund - Class VI (NVIE6)
62,762 shares (cost $451,917)	502,097
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
1,955,887 shares (cost $14,822,773)	16,527,241
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
2,114 shares (cost $14,714)	17,800
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
35,156 shares (cost $246,182)	295,662
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
804 shares (cost $7,395)	7,674
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
31,156 shares (cost $275,471)	283,211
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
1,244 shares (cost $11,345)	12,518
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
37,487 shares (cost $320,785)	349,751
(Continued)

Nationwide Provident VLI Separate Account 1

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
64,238 shares (cost $557,515)	$567,860
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
355 shares (cost $3,242)	3,457
NVIT Core Bond Fund - Class I (NVCBD1)
17,501 shares (cost $176,102)	178,681
NVIT Core Plus Bond Fund - Class I (NVLCP1)
2,338 shares (cost $23,111)	25,227
NVIT Fund - Class IV (TRF4)
11,432,083 shares (cost $129,664,644)	92,599,876
NVIT Global Financial Services Fund - Class I (GVGF1)
22,060 shares (cost $178,348)	164,568
NVIT Global Financial Services Fund - Class III (GVGFS)
45,411 shares (cost $265,474)	339,222
NVIT Government Bond Fund - Class I (GBF)
43,770 shares (cost $516,898)	513,862
NVIT Government Bond Fund - Class IV (GBF4)
2,063,987 shares (cost $23,967,508)	24,210,570
NVIT Growth Fund - Class IV (CAF4)
1,566,216 shares (cost $16,240,988)	18,418,705
NVIT Health Sciences Fund - Class I (GVGH1)
30,566 shares (cost $313,725)	293,434
NVIT Health Sciences Fund - Class III (GVGHS)
46,087 shares (cost $460,159)	443,360
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
560,369 shares (cost $6,033,992)	4,611,837
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
80 shares (cost $1,043)	1,038
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
130,722 shares (cost $1,189,365)	1,290,227
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
4,584,462 shares (cost $41,741,639)	44,515,130
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2,619,629 shares (cost $29,975,884)	24,598,319
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
168,442 shares (cost $1,786,154)	1,652,420
NVIT Mid Cap Index Fund - Class I (MCIF)
216,274 shares (cost $3,589,655)	3,205,187
(Continued)

Nationwide Provident VLI Separate Account 1

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
200,162 shares (cost $1,528,873 )	$1,729,400
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
1,815,473 shares (cost $25,874,334 )	17,773,481
NVIT Multi-Manager International Value Fund - Class IV (GVDIV4)
2,150,829 shares (cost $27,523,970 )	21,121,142
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
179,197 shares (cost $1,386,688 )	1,557,223
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
169,112 shares (cost $1,286,539 )	1,412,084
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
5,800,594 shares (cost $39,940,086 )	48,666,981
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
577,408 shares (cost $4,735,473 )	5,271,734
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
130,903 shares (cost $1,891,091 )	1,610,111
NVIT Multi-Manager Small Cap Value Fund - Class IV (SCVF4)
2,195,281 shares (cost $24,744,243 )	18,220,831
NVIT Multi-Manager Small Company Fund - Class IV (SCF4)
1,260,120 shares (cost $25,324,569 )	18,196,129
NVIT Multi-Sector Bond Fund - Class I (MSBF)
185,606 shares (cost $1,655,315 )	1,534,960
NVIT S&P 500 Index Fund - Class IV (GVEX4)
16,280,413 shares (cost $131,117,388 )	126,173,202
NVIT Short Term Bond Fund - Class II (NVSTB2)
122,076 shares (cost $1,257,284 )	1,251,274
NVIT Technology & Communications Fund - Class I (GGTC)
71,732 shares (cost $242,223 )	243,889
NVIT Technology & Communications Fund - Class III (GGTC3)
161,695 shares (cost $585,231 )	554,616
NVIT U.S. Growth Leaders Fund - Class I (GVUG1)
157,070 shares (cost $1,481,206 )	1,178,023
Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)
6,541 shares (cost $85,223 )	92,100
Templeton NVIT International Value Fund - Class III (NVTIV3)
832 shares (cost $11,312 )	11,567
Van Kampen NVIT Comstock Value Fund - Class IV (EIF4)
1,880,741 shares (cost $20,350,276 )	16,719,786

(Continued)

Nationwide Provident VLI Separate Account 1

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

Van Kampen NVIT Real Estate Fund - Class I (NVRE1)
392,528 shares (cost $2,495,423 )	$2,865,457
VaNVIT Money Market Fund - Class IV (SAM4)
59,095,508 shares (cost $59,095,508 )	59,095,508
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
1,017,320 shares (cost $12,618,224 )	11,414,334
V.I. Basic Value Fund - Series I (AVBVI)
41,759 shares (cost $178,152 )	249,717
V.I. Capital Appreciation Fund - Series I (AVCA)
13,323 shares (cost $315,293 )	270,858
V.I. Capital Development Fund - Series I (AVCDI)
113,453 shares (cost $1,659,302 )	1,280,883
VPS Growth and Income Portfolio - Class A (ALVGIA)
125,145 shares (cost $2,614,226 )	1,902,203
VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)
205,022 shares (cost $3,118,439 )	2,749,349
VP Income & Growth Fund - Class I (ACVIG)
241,468 shares (cost $1,689,061 )	1,299,098
VP Inflation Protection Fund - Class II (ACVIP2)
269,017 shares (cost $2,817,967 )	2,886,551
VP International Fund - Class I (ACVI)
58,310 shares (cost $472,499 )	450,734
VP International Fund - Class III (ACVI3)
5 shares (cost $38 )	42
VP Mid Cap Value Fund - Class I (ACVMV1)
61,419 shares (cost $649,481 )	744,394
VP Ultra(R) Fund - Class I (ACVU1)
16,791 shares (cost $122,129 )	136,340
VP Value Fund - Class I (ACVV)
1,083,167 shares (cost $7,248,856 )	5,719,120
VP Vista(SM) Fund - Class I (ACVVS1)
871 shares (cost $11,286 )	11,488
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
545,937 shares (cost $6,698,706 )	5,322,888
Stock Index Fund, Inc. - Initial Shares (DSIF)
269,562 shares (cost $8,255,453 )	7,092,175
Appreciation Portfolio - Initial Shares (DCAP)
78,883 shares (cost $2,831,389 )	2,476,915
Developing Leaders Portfolio - Initial Shares (DSC)
5,608 shares (cost $185,062 )	131,743

(Continued)

Nationwide Provident VLI Separate Account 1

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

Capital Appreciation Fund II - Primary Shares (FVCA2P)
18,709 shares (cost $109,624 )	$107,018
Clover Value Fund II - Primary Shares (FALF)
4,774 shares (cost $53,337 )	43,256
Quality Bond Fund II - Primary Shares (FQB)
253,223 shares (cost $2,724,855 )	2,836,096
Equity-Income Portfolio - Initial Class (FEIP)
5,267,390 shares (cost $115,489,367 )	88,544,822
High Income Portfolio - Initial Class (FHIP)
1,920,203 shares (cost $10,979,997 )	10,157,875
VIP Fund - Asset Manager Portfolio - Initial Class (FAMP)
2,640,245 shares (cost $36,389,384 )	34,323,186
VIP Fund - Contrafund Portfolio - Initial Class (FCP)
4,754,847 shares (cost $118,767,769 )	98,044,946
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)
96,046 shares (cost $1,992,103 )	1,612,618
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)
191,862 shares (cost $4,050,091 )	3,213,690
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)
37,516 shares (cost $409,806 )	366,528
VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)
125,838 shares (cost $1,310,190 )	1,195,460
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)
122,849 shares (cost $1,345,068 )	1,108,098
VIP Fund - Growth Portfolio - Initial Class (FGP)
3,649,738 shares (cost $118,187,554 )	109,638,139
VIP Fund - Growth Portfolio - Service Class (FGS)
61,884 shares (cost $2,068,332 )	1,854,039
VIP Fund - High Income Portfolio - Initial Class R (FHIPR)
773,865 shares (cost $3,806,171 )	4,078,270
VIP Fund - Investment Grade Bond Portfolio - Initial Class (FIGBP)
3,083,991 shares (cost $38,323,969 )	38,488,206
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)
106,384 shares (cost $1,302,213 )	1,318,093
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
461,862 shares (cost $14,018,259 )	11,735,905
VIP Fund - Overseas Portfolio - Initial Class (FOP)
1,213,366 shares (cost $19,514,891 )	18,261,152

(Continued)

Nationwide Provident VLI Separate Account 1

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

VIP Fund - Overseas Portfolio - Initial Class R (FOPR)
1,497,107 shares (cost $28,354,441 )	$22,486,545
VIP Fund - Overseas Portfolio - Service Class (FOS)
5,345 shares (cost $105,465 )	80,124
VIP Fund - Overseas Portfolio - Service Class R (FOSR)
138,124 shares (cost $2,538,131 )	2,067,722
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
271,637 shares (cost $2,622,478 )	2,094,323
Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)
380,305 shares (cost $5,957,582 )	6,134,312
Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)
461,468 shares (cost $7,351,975 )	5,999,083
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
283,260 shares (cost $3,048,456 )	2,756,122
Templeton Foreign Securities Fund - Class 1 (TIF)
105,041 shares (cost $1,592,277 )	1,436,958
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
119,814 shares (cost $2,026,981 )	2,076,371
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
1,132 shares (cost $7,812 )	8,083
International Portfolio - S Class Shares (AMINS)
169 shares (cost $1,476 )	1,604
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
7,454 shares (cost $122,103 )	158,316
Partners Portfolio- I Class Shares (AMTP)
359,862 shares (cost $2,808,772 )	3,530,246
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
62,197 shares (cost $787,438 )	637,515
Socially Responsive Portfolio - I Class Shares (AMSRS)
54,779 shares (cost $769,961 )	662,823
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
98,442 shares (cost $3,726,707 )	3,636,445
Global Securities Fund/VA - Class 3 (OVGS3)
291,346 shares (cost $9,002,316 )	7,770,195
Global Securities Fund/VA - Non-Service Shares (OVGS)
63,939 shares (cost $1,968,964 )	1,694,395
High Income Fund/VA - Class 3 (OVHI3)
127,967 shares (cost $355,428 )	254,653

(Continued)

Nationwide Provident VLI Separate Account 1

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

High Income Fund/VA - Non-Service Shares (OVHI)
61,028 shares (cost $196,511 )	$120,836
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
127,918 shares (cost $2,758,309 )	2,325,542
Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)
102,043 shares (cost $1,691,491 )	1,469,424
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
8,391 shares (cost $93,070 )	89,285
Low Duration Portfolio - Administrative Class (PMVLDA)
13,660 shares (cost $140,209 )	138,104
Putnam VT Growth and Income Fund - IB Shares (PVGIB)
10,829 shares (cost $184,182 )	155,934
Putnam VT International Equity Fund - IB Shares (PVTIGB)
9,786 shares (cost $90,959 )	108,434
Putnam VT Voyager Fund - IB Shares (PVTVB)
34,196 shares (cost $997,276 )	1,107,948
Blue Chip Growth Portfolio - II (TRBCG2)
121,796 shares (cost $1,258,451 )	1,157,063
Equity Income Portfolio - II (TREI2)
106,782 shares (cost $2,210,227 )	1,880,423
Limited-Term Bond Portfolio - II (TRLT2)
223 shares (cost $1,118 )	1,120
Worldwide Insurance Trust - Worldwide Bond Fund - Class R1 (VWBFR)
421,219 shares (cost $4,870,292 )	4,949,320
Worldwide Insurance Trust - Worldwide Bond Fund - Initial Class (VWBF)
334,573 shares (cost $3,854,969 )	3,931,230
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Class R1 (VWEMR)
1,244,463 shares (cost $15,364,861 )	13,950,430
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Initial Class (VWEM)
1,520,928 shares (cost $22,691,471 )	17,064,809
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Class R1 (VWHAR)
352,876 shares (cost $10,711,183 )	10,325,164
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class (VWHA)
224,787 shares (cost $6,880,153 )	6,577,258
Vanguard(R) Variable Insurance Funds - Equity Income Portfolio (VVEI)
118,072 shares (cost $1,888,137 )	1,565,640
Vanguard(R) Variable Insurance Funds - High Yield Bond Portfolio (VVHYB)
141,090 shares (cost $1,034,598 )	1,052,532

(Continued)

Nationwide Provident VLI Separate Account 1

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

Vanguard(R) Variable Insurance Funds - Mid-Cap Index Portfolio (VVMCI)
230,961 shares (cost $3,338,814 )	$2,776,154
Vanguard(R) Variable Insurance Funds - Total Bond Market Index Portfolio (VVHGB)
103,399 shares (cost $1,172,036 )	1,217,001
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
17,187 shares (cost $157,826 )	158,552
Advantage Funds Variable Trust - VT Discovery Fund (SVDF)
42,300 shares (cost $504,380 )	664,113
Advantage Funds Variable Trust - VT Opportunity Fund (SVOF)
36,598 shares (cost $421,235 )	549,339
Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)
6,892 shares (cost $42,523 )	43,767

Total Investments	1,250,194,692
Accounts Receivable - NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)	55
Accounts Receivable - Worldwide Insurance Trust - Worldwide Real Estate Fund - Initial Class (obsolete) (VWRE)	10,738

Total Assets	1,250,205,485
Accounts Payable - International Portfolio - S Class Shares (AMINS)	146
Accounts Payable - Limited-Term Bond Portfolio - II (TRLT2)	1,120
Other Accounts Payable	321,153

$1,249,883,066

Contract Owners’ Equity:
Held for the benefit of contractholders	1,249,481,250
Attributable to Nationwide Life Insurance Company	401,816

Total Contract Owners’ Equity (note 7)	$1,249,883,066

See accompanying notes to financial statements.

Nationwide Provident VLI Separate Account 1

STATEMENTS OF OPERATIONS

Year Ended December 31, 2009

Investment Activity:	Total	AASCO	MLVGA2	JABS	JACAS	JAGTS2	JAGTS	JARLCS

Reinvested dividends	$20,797,464	-	4,425	61,764	458	-	-	1,022
Mortality and expense risk charges (note 5)	(7,495,561)	(142,774)	(906)	(14,004)	(23,631)	(3,554)	(843)	(718)

Net investment income (loss)	13,301,903	(142,774)	3,519	47,760	(23,173)	(3,554)	(843)	304
Realized gain (loss) on investments	(135,623,004)	1,210,601	1,761	(109,280)	(116,450)	(67,970)	(5,412)	(80,408)
Change in unrealized gain (loss) on investments	395,385,460	7,025,505	13,747	461,697	1,332,644	291,344	60,349	98,461

Net gain (loss) on investments	259,762,456	8,236,106	15,508	352,417	1,216,194	223,374	54,937	18,053
Reinvested capital gains	7,674,274	-	-	81,989	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$280,738,633	8,093,332	19,027	482,166	1,193,021	219,820	54,094	18,357

Investment Activity:	JAIGS2	JAIGS	MIGIC	MVFIC	MSVFI	MSEM	MSVRE	NVAGF3

Reinvested dividends	$25,056	9,343	4,073	31,483	95,178	32,375	85,150	3,808
Mortality and expense risk charges (note 5)	(40,961)	(13,808)	(3,996)	(17,457)	(7,432)	(2,576)	(11,160)	(251)

Net investment income (loss)	(15,905)	(4,465)	77	14,026	87,746	29,799	73,990	3,557
Realized gain (loss) on investments	(343,834)	(254,219)	(13,639)	(298,643)	(114,651)	(74,569)	(3,689,825)	243
Change in unrealized gain (loss) on investments	3,374,396	1,367,096	208,642	766,668	118,518	146,549	3,857,897	(2,046)

Net gain (loss) on investments	3,030,562	1,112,877	195,003	468,025	3,867	71,980	168,072	(1,803)
Reinvested capital gains	169,512	66,740	-	-	-	-	-	514

Net increase (decrease) in contract owners’ equity resulting from operations	$3,184,169	1,175,152	195,080	482,051	91,613	101,779	242,062	2,268

(Continued)

Nationwide Provident VLI Separate Account 1

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	NVAGF6	NVAMV1	GVAAA2	GVABD2	GVAGG2	GVAGR2	GVAGI2	HIBF

Reinvested dividends	$3,108	34	146	1,116	-	-	-	62,811
Mortality and expense risk charges (note 5)	(108)	(9)	(1,329)	(2,573)	(5,336)	(5,815)	(983)	(3,846)

Net investment income (loss)	3,000	25	(1,183)	(1,457)	(5,336)	(5,815)	(983)	58,965
Realized gain (loss) on investments	28	1	(22,429)	(24,619)	(49,490)	(57,474)	(4,552)	(88,136)
Change in unrealized gain (loss) on investments	(3,672)	40	57,584	64,257	255,514	227,685	39,752	253,864

Net gain (loss) on investments	(3,644)	41	35,155	39,638	206,024	170,211	35,200	165,728
Reinvested capital gains	420	208	4,690	107	58,102	97,769	3,420	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(224)	274	38,662	38,288	258,790	262,165	37,637	224,693

Investment Activity:	HIBF3	GEM	GEM3	GVGU1	GVGU	NVIE6	NVNMO1	NVNSR2

Reinvested dividends	$113,961	15,834	41,112	15,517	41,294	686	11,405	48
Mortality and expense risk charges (note 5)	(8,034)	(7,654)	(23,298)	(2,413)	(7,393)	(1,749)	(39,944)	(84)

Net investment income (loss)	105,927	8,180	17,814	13,104	33,901	(1,063)	(28,539)	(36)
Realized gain (loss) on investments	(97,762)	(627,980)	(844,120)	(48,029)	(362,459)	5,666	90,436	(1,598)
Change in unrealized gain (loss) on investments	405,467	1,183,213	2,368,115	60,769	394,251	67,032	1,704,468	4,372

Net gain (loss) on investments	307,705	555,233	1,523,995	12,740	31,792	72,698	1,794,904	2,774
Reinvested capital gains	-	-	-	-	-	-	36,090	-

Net increase (decrease) in contract owners’ equity resulting from operations	$413,632	563,413	1,541,809	25,844	65,693	71,635	1,802,455	2,738

(Continued)

Nationwide Provident VLI Separate Account 1

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	NVCRA1	NVCRB1	NVCCA1	NVCCN1	NVCMD1	NVCMA1	NVCMC1	NVCBD1

Reinvested dividends	$2,388	88	2,233	292	4,537	3,717	68	3,960
Mortality and expense risk charges (note 5)	(1,783)	(12)	(469)	(86)	(1,512)	(786)	(23)	(928)

Net investment income (loss)	605	76	1,764	206	3,025	2,931	45	3,032
Realized gain (loss) on investments	(32,153)	36	(2,250)	34	9,664	(2,994)	(730)	160
Change in unrealized gain (loss) on investments	90,503	245	14,233	1,108	29,101	17,816	1,130	5,197

Net gain (loss) on investments	58,350	281	11,983	1,142	38,765	14,822	400	5,357
Reinvested capital gains	65	-	-	23	16	210	2	807

Net increase (decrease) in contract owners’ equity resulting from operations	$59,020	357	13,747	1,371	41,806	17,963	447	9,196

Investment Activity:	NVLCP1	TRF4	GVGF1	GVGFS	GBF	GBF4	CAF4	GVGH1

Reinvested dividends	$1,015	1,126,820	1,849	3,475	20,800	850,640	91,538	988
Mortality and expense risk charges (note 5)	(224)	(492,066)	(1,013)	(2,117)	(4,725)	(158,494)	(111,198)	(2,359)

Net investment income (loss)	791	634,754	836	1,358	16,075	692,146	(19,660)	(1,371)
Realized gain (loss) on investments	925	(11,493,103)	(117,925)	(225,231)	16,447	29,056	294,881	(46,465)
Change in unrealized gain (loss) on investments	1,977	30,194,377	168,928	321,282	(28,991)	(562,553)	4,502,301	110,467

Net gain (loss) on investments	2,902	18,701,274	51,003	96,051	(12,544)	(533,497)	4,797,182	64,002
Reinvested capital gains	452	-	-	-	7,927	351,365	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$4,145	19,336,028	51,839	97,409	11,458	510,014	4,777,522	62,631

(Continued)

Nationwide Provident VLI Separate Account 1

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	GVGHS	GVIDA	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC	MCIF

Reinvested dividends	$1,290	42,234	7	31,547	482,593	275,329	29,372	27,085
Mortality and expense risk charges (note 5)	(3,363)	(28,784)	(1)	(10,310)	(213,243)	(152,784)	(11,863)	(19,717)

Net investment income (loss)	(2,073)	13,450	6	21,237	269,350	122,545	17,509	7,368
Realized gain (loss) on investments	(50,634)	(683,623)	-	58,322	(1,395,314)	(1,090,842)	(192,541)	(234,063)
Change in unrealized gain (loss) on investments	134,961	1,400,249	(5)	75,132	7,454,685	4,639,507	355,536	1,026,845

Net gain (loss) on investments	84,327	716,626	(5)	133,454	6,059,371	3,548,665	162,995	792,782
Reinvested capital gains	-	224,649	5	7,516	912,831	929,600	24,692	88,560

Net increase (decrease) in contract owners’ equity resulting from operations	$82,254	954,725	6	162,207	7,241,552	4,600,810	205,196	888,710

Investment Activity:	NVMIG3	GVDIV3	GVDIV4	NVMLG1	NVMLV1	NVMMG1	NVMMV2	SCGF

Reinvested dividends	$5,590	333,533	407,954	5,325	7,848	-	23,705	-
Mortality and expense risk charges (note 5)	(4,696)	(103,411)	(124,319)	(4,456)	(4,049)	(190,095)	(14,394)	(9,363)

Net investment income (loss)	894	230,122	283,635	869	3,799	(190,095)	9,311	(9,363)
Realized gain (loss) on investments	18,811	(2,455,851)	(1,571,735)	26,154	16,096	545,719	36,581	(230,192)
Change in unrealized gain (loss) on investments	200,430	6,337,362	6,308,976	170,522	131,173	8,726,883	536,262	577,555

Net gain (loss) on investments	219,241	3,881,511	4,737,241	196,676	147,269	9,272,602	572,843	347,363
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$220,135	4,111,633	5,020,876	197,545	151,068	9,082,507	582,154	338,000

(Continued)

Nationwide Provident VLI Separate Account 1

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	SCVF4	SCF4	MSBF	GVEX4	NVSTB2	GGTC	GGTC3	GVUG1
Reinvested dividends	$96,848	44,663	137,440	2,552,979	14,671	-	-	-
Mortality and expense risk charges (note 5)	(112,683)	(110,756)	(9,772)	(753,618)	(3,602)	(1,126)	(2,619)	(8,767)

Net investment income (loss)	(15,835)	(66,093)	127,668	1,799,361	11,069	(1,126)	(2,619)	(8,767)
Realized gain (loss) on investments	(1,576,665)	(3,117,703)	(96,278)	(9,562,959)	1,733	(80,340)	(82,980)	(319,654)
Change in unrealized gain (loss) on investments	5,419,229	8,054,232	269,870	34,187,584	(5,654)	156,789	240,243	601,860

Net gain (loss) on investments	3,842,564	4,936,529	173,592	24,624,625	(3,921)	76,449	157,263	282,206
Reinvested capital gains	-	-	-	-	4,046	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$3,826,729	4,870,436	301,260	26,423,986	11,194	75,323	154,644	273,439

Investment Activity:	NVOLG1	NVTIV3	EIF4	NVRE1	SAM4	AMTB	AVBVI	AVCA
Reinvested dividends	$89	35	171,230	22,141	58,768	833,535	3,564	1,434
Mortality and expense risk charges (note 5)	(139)	(27)	(103,885)	(7,049)	(402,586)	(72,487)	(6,441)	(1,634)

Net investment income (loss)	(50)	8	67,345	15,092	(343,818)	761,048	(2,877)	(200)
Realized gain (loss) on investments	283	24	(679,666)	24,190	-	(398,907)	(1,346,721)	(24,362)
Change in unrealized gain (loss) on investments	6,877	255	4,406,436	375,834	-	906,313	1,763,205	68,844

Net gain (loss) on investments	7,160	279	3,726,770	400,024	-	507,406	416,484	44,482
Reinvested capital gains	1,382	19	-	8,844	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$8,492	306	3,794,115	423,960	(343,818)	1,268,454	413,607	44,282

(Continued)

Nationwide Provident VLI Separate Account 1

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	AVCDI	ALVGIA	ALVSVA	ACVIG	ACVIP2	ACVI	ACVI3	ACVMV1
Reinvested dividends	$-	74,779	23,812	50,386	45,850	10,085	30,026	23,591
Mortality and expense risk charges (note 5)	(7,800)	(13,051)	(15,409)	(7,666)	(17,880)	(2,737)	(5,847)	(4,454)

Net investment income (loss)	(7,800)	61,728	8,403	42,720	27,970	7,348	24,179	19,137
Realized gain (loss) on investments	(102,556)	(696,679)	(505,751)	(73,437)	13,323	(92,486)	(565,893)	(95,666)
Change in unrealized gain (loss) on investments	492,913	958,012	1,172,473	213,688	192,445	206,317	782,670	269,563

Net gain (loss) on investments	390,357	261,333	666,722	140,251	205,768	113,831	216,777	173,897
Reinvested capital gains	-	-	92,924	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$382,557	323,061	768,049	182,971	233,738	121,179	240,956	193,034

Investment Activity:	ACVU1	ACVV	ACVVS1	DVSCS	DSIF	DCAP	DSC	FVCA2P
Reinvested dividends	$4,210	295,637	-	113,823	130,003	63,693	1,670	686
Mortality and expense risk charges (note 5)	(6,272)	(36,295)	(1,499)	(33,466)	(45,086)	(17,257)	(744)	(640)

Net investment income (loss)	(2,062)	259,342	(1,499)	80,357	84,917	46,436	926	46
Realized gain (loss) on investments	(645,934)	(949,971)	(253,495)	(910,754)	(529,386)	(219,617)	(19,777)	(2,165)
Change in unrealized gain (loss) on investments	873,857	1,607,909	284,844	1,155,293	1,521,743	475,477	43,878	16,381

Net gain (loss) on investments	227,923	657,938	31,349	244,539	992,357	255,860	24,101	14,216
Reinvested capital gains	-	-	-	771,583	389,701	185,853	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$225,861	917,280	29,850	1,096,479	1,466,975	488,149	25,027	14,262

(Continued)

Nationwide Provident VLI Separate Account 1

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	FALF	FQB	FEIP	FHIP	FAMP	FCP	FNRS2	FEIS
Reinvested dividends	$1,361	153,817	1,774,362	732,670	739,802	1,188,481	3,178	63,251
Mortality and expense risk charges (note 5)	(348)	(16,956)	(524,280)	(62,517)	(201,008)	(576,050)	(9,008)	(20,981)

Net investment income (loss)	1,013	136,861	1,250,082	670,153	538,794	612,431	(5,830)	42,270
Realized gain (loss) on investments	(33,183)	(58,006)	(10,496,496)	(1,103,577)	(1,151,758)	(6,035,738)	(204,812)	(344,075)
Change in unrealized gain (loss) on investments	38,862	337,173	30,301,306	3,831,137	8,351,694	31,742,822	692,375	1,087,296

Net gain (loss) on investments	5,679	279,167	19,804,810	2,727,560	7,199,936	25,707,084	487,563	743,221
Reinvested capital gains	-	-	-	-	51,865	23,593	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$6,692	416,028	21,054,892	3,397,713	7,790,595	26,343,108	481,733	785,491

Investment Activity:	FF10S	FF20S	FF30S	FGP	FGS	FHIPR	FIGBP	FIGBS
Reinvested dividends	$12,984	37,557	20,798	432,702	5,790	297,684	3,232,787	105,562
Mortality and expense risk charges (note 5)	(2,291)	(5,849)	(6,280)	(655,292)	(12,901)	(25,880)	(251,213)	(9,077)

Net investment income (loss)	10,693	31,708	14,518	(222,590)	(7,111)	271,804	2,981,574	96,485
Realized gain (loss) on investments	(21,516)	(76,593)	(57,513)	(16,744,109)	(88,640)	(296,373)	(563,041)	(10,371)
Change in unrealized gain (loss) on investments	80,817	241,720	271,767	41,479,823	540,361	1,321,978	2,509,871	74,819

Net gain (loss) on investments	59,301	165,127	214,254	24,735,714	451,721	1,025,605	1,946,830	64,448
Reinvested capital gains	2,611	11,694	11,972	85,351	1,501	-	145,038	4,883

Net increase (decrease) in contract owners’ equity resulting from operations	$72,605	208,529	240,744	24,598,475	446,111	1,297,409	5,073,442	165,816

(Continued)

Nationwide Provident VLI Separate Account 1

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	FMCS	FOP	FOPR	FOS	FOSR	FVSS	FTVRDI	FTVSVI
Reinvested dividends	$60,984	347,501	425,557	1,458	38,226	8,951	93,324	107,538
Mortality and expense risk charges (note 5)	(71,146)	(109,238)	(129,732)	(581)	(12,894)	(10,668)	(37,692)	(37,074)

Net investment income (loss)	(10,162)	238,263	295,825	877	25,332	(1,717)	55,632	70,464
Realized gain (loss) on investments	(1,071,368)	(242,604)	(941,040)	(7,967)	(143,550)	(450,832)	(1,942,531)	(564,534)
Change in unrealized gain (loss) on investments	4,391,584	3,884,106	5,204,616	23,490	546,977	1,138,724	2,644,667	1,638,428

Net gain (loss) on investments	3,320,216	3,641,502	4,263,576	15,523	403,427	687,892	702,136	1,073,894
Reinvested capital gains	53,385	54,316	61,996	252	5,594	-	-	249,715

Net increase (decrease) in contract owners’ equity resulting from operations	$3,363,439	3,934,081	4,621,397	16,652	434,353	686,175	757,768	1,394,073

Investment Activity:	FTVDM3	TIF	FTVGI3	FTVFA2	AMINS	AMCG	AMTP	AMRS
Reinvested dividends	$72,043	43,511	277,815	186	50	-	79,761	-
Mortality and expense risk charges (note 5)	(12,203)	(7,685)	(13,474)	(16)	(1,605)	(4,675)	(71,711)	(693)

Net investment income (loss)	59,840	35,826	264,341	170	(1,555)	(4,675)	8,050	(693)
Realized gain (loss) on investments	(382,300)	(54,880)	39,365	(8)	(280,140)	(440,030)	(10,537,066)	(78,573)
Change in unrealized gain (loss) on investments	1,233,133	362,182	11,638	426	348,993	602,613	15,991,938	123,212

Net gain (loss) on investments	850,833	307,302	51,003	418	68,853	162,583	5,454,872	44,639
Reinvested capital gains	6,753	48,680	-	-	-	-	354,306	-

Net increase (decrease) in contract owners’ equity resulting from operations	$917,426	391,808	315,344	588	67,298	157,908	5,817,228	43,946

(Continued)

Nationwide Provident VLI Separate Account 1

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	AMFAS	AMSRS	OVGR	OVGS3	OVGS	OVHI3	OVHI	OVGI
Reinvested dividends	$-	13,968	11,498	153,421	37,117	-	-	39,759
Mortality and expense risk charges (note 5)	(4,103)	(4,364)	(25,165)	(49,867)	(9,978)	(1,422)	(922)	(15,040)

Net investment income (loss)	(4,103)	9,604	(13,667)	103,554	27,139	(1,422)	(922)	24,719
Realized gain (loss) on investments	(99,859)	(165,751)	(158,759)	(582,246)	(151,404)	(152,217)	(383,066)	(161,691)
Change in unrealized gain (loss) on investments	225,585	311,912	1,454,538	2,635,266	583,615	201,130	415,214	653,458

Net gain (loss) on investments	125,726	146,161	1,295,779	2,053,020	432,211	48,913	32,148	491,767
Reinvested capital gains	-	-	-	146,585	35,390	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$121,623	155,765	1,282,112	2,303,159	494,740	47,491	31,226	516,486

Investment Activity:	OVSC	PMVFBA	PMVLDA	PVGIB	PVTIGB	PVTVB	TRBCG2	TREI2
Reinvested dividends	$13,103	218	1,342	4,044	-	3,239	-	29,799
Mortality and expense risk charges (note 5)	(9,484)	(99)	(367)	(1,073)	(851)	(3,557)	(7,241)	(12,304)

Net investment income (loss)	3,619	119	975	2,971	(851)	(318)	(7,241)	17,495
Realized gain (loss) on investments	(260,723)	509	440	(133,664)	(147,374)	14,993	(152,789)	(234,025)
Change in unrealized gain (loss) on investments	692,310	(3,785)	(2,105)	162,404	162,646	232,435	506,172	632,712

Net gain (loss) on investments	431,587	(3,276)	(1,665)	28,740	15,272	247,428	353,383	398,687
Reinvested capital gains	-	980	5,353	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$435,206	(2,177)	4,663	31,711	14,421	247,110	346,142	416,182

(Continued)

Nationwide Provident VLI Separate Account 1

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	TRLT2	VWBFR	VWBF	VWEMR	VWEM	VWHAR	VWHA	VWRER
Reinvested dividends	$24,319	178,492	156,064	17,316	22,521	19,549	15,613	-
Mortality and expense risk charges (note 5)	(5,034)	(30,348)	(26,027)	(72,683)	(85,424)	(53,243)	(38,099)	(20,178)

Net investment income (loss)	19,285	148,144	130,037	(55,367)	(62,903)	(33,694)	(22,486)	(20,178)
Realized gain (loss) on investments	15,065	(34,784)	(101,414)	(3,842,379)	(1,586,007)	(559,243)	295,457	(2,986,959)
Change in unrealized gain (loss) on investments	30,188	88,366	169,592	11,037,270	10,502,504	4,074,484	2,353,093	4,155,367

Net gain (loss) on investments	45,253	53,582	68,178	7,194,891	8,916,497	3,515,241	2,648,550	1,168,408
Reinvested capital gains	-	-	-	700,045	910,472	38,766	30,961	-

Net increase (decrease) in contract owners’ equity resulting from operations	$64,538	201,726	198,215	7,839,569	9,764,066	3,520,313	2,657,025	1,148,230

Investment Activity:	VVEI	VVHYB	VVMCI	VVHGB	WRASP	SVDF	SVOF	WFVSCG
Reinvested dividends	$75,454	71,829	42,073	54,331	-	-	-	-
Mortality and expense risk charges (note 5)	(14,359)	(8,559)	(23,034)	(11,453)	(193)	(28,529)	(21,967)	(76)

Net investment income (loss)	61,095	63,270	19,039	42,878	(193)	(28,529)	(21,967)	(76)
Realized gain (loss) on investments	(231,423)	(47,977)	(392,407)	10,513	268	(32,175)	(2,677,913)	709
Change in unrealized gain (loss) on investments	420,696	266,731	1,121,431	6,489	726	1,392,408	4,051,946	1,244

Net gain (loss) on investments	189,273	218,754	729,024	17,002	994	1,360,233	1,374,033	1,953
Reinvested capital gains	4,402	-	105,182	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$254,770	282,024	853,245	59,880	801	1,331,704	1,352,066	1,877

(Continued)

Nationwide Provident VLI Separate Account 1

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	BF4	SGRF4	VWRE
Reinvested dividends	$198,029	-	-
Mortality and expense risk charges (note 5)	(47,837)	(70,289)	(10,798)

Net investment income (loss)	150,192	(70,289)	(10,798)
Realized gain (loss) on investments	(11,938,236)	(4,726,698)	(1,864,095)
Change in unrealized gain (loss) on investments	11,216,817	6,214,892	2,500,409

Net gain (loss) on investments	(721,419)	1,488,194	636,314
Reinvested capital gains	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(571,227)	1,417,905	625,516

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2009 and 2008

	Total		AASCO		MLVGA2		JABS
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$13,301,903	17,634,990	(142,774)	(196,036)	3,519	-	47,760	29,710
Realized gain (loss) on investments	(135,623,004)	(26,982,252)	1,210,601	1,386,669	1,761	-	(109,280)	5,853
Change in unrealized gain (loss) on investments	395,385,460	(795,706,832)	7,025,505	(19,389,831)	13,747	-	461,697	(434,540)
Reinvested capital gains	7,674,274	102,151,999	-	410,734	-	-	81,989	106,636

Net increase (decrease) in contract owners’ equity resulting from operations	280,738,633	(702,902,095)	8,093,332	(17,788,464)	19,027	-	482,166	(292,341)

Equity transactions:
Purchase payments received from contract owners	112,892,557	131,904,396	2,045,988	2,386,790	4,535	-	140,883	96,233
Transfers between funds (note 5)	(6,945,737)	(4,136,328)	(737,750)	(628,704)	421,060	-	752,735	801,526
Surrenders and Death Benefits (note 3 and note 5)	(122,458,444)	(125,921,898)	(2,312,850)	(1,892,923)	-	-	(100,288)	(120,398)
Net policy repayments (loans) (note 4)	(491,370)	(4,431,138)	(52,370)	(87,836)	-	-	2,249	(4,367)
Redemptions to pay cost of insurance charges and administration charges (note 5)	(105,393,047)	(110,307,235)	(1,955,800)	(2,104,362)	(3,101)	-	(132,983)	(112,171)
Adjustments to maintain reserves	(217,375)	-	1,094	5,500	(20,896)	-	488	(9,590)

Net equity transactions	(122,613,416)	(112,892,203)	(3,011,688)	(2,321,535)	401,598	-	663,084	651,233

Net change in contract owners’ equity	158,125,217	(815,794,298)	5,081,644	(20,109,999)	420,625	-	1,145,250	358,892
Contract owners’ equity beginning of period	1,091,757,849	1,907,552,146	19,377,930	39,487,928	-	-	1,400,772	1,041,880

Contract owners’ equity end of period	$1,249,883,066	1,091,757,848	24,459,574	19,377,930	420,625	-	2,546,022	1,400,772

CHANGES IN UNITS:
Beginning units	5,402,567	5,766,206	172,061	183,894	-	-	9,537	5,511
Units purchased	2,190,554	1,254,457	23,943	24,069	3,674	-	5,773	6,158
Units redeemed	(2,334,183)	(1,618,101)	(46,817)	(35,902)	(204)	-	(3,170)	(2,132)

Ending units	5,258,938	5,402,562	149,187	172,061	3,470	-	12,140	9,537

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	JACAS		JAGTS2		JAGTS		JARLCS
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$(23,173)	(27,116)	(3,554)	(3,443)	(843)	(1,086)	304	(45)
Realized gain (loss) on investments	(116,450)	620,284	(67,970)	18,601	(5,412)	22,692	(80,408)	(8,861)
Change in unrealized gain (loss) on investments	1,332,644	(2,786,558)	291,344	(299,699)	60,349	(110,371)	98,461	(93,444)
Reinvested capital gains	-	-	-	-	-	-	-	12,384

Net increase (decrease) in contract owners’ equity resulting from operations	1,193,021	(2,193,390)	219,820	(284,541)	54,094	(88,765)	18,357	(89,966)

Equity transactions:
Purchase payments received from contract owners	459,837	483,860	51,619	67,600	250	1,322	12,699	25,088
Transfers between funds (note 5)	786,542	512,539	84,331	38,767	37,528	(6,166)	(146,700)	(3,990)
Surrenders and Death Benefits (note 3 and note 5)	(194,938)	(170,985)	(36,447)	(18,100)	(10,488)	(20,561)	(1,322)	(9,921)
Net policy repayments (loans) (note 4)	(37,867)	(132,607)	(229)	(77,721)	693	(8,507)	1,764	5,658
Redemptions to pay cost of insurance charges and administration charges (note 5)	(265,143)	(268,053)	(44,698)	(36,010)	(12,341)	(16,145)	(12,015)	(15,859)
Adjustments to maintain reserves	(856)	203	(63)	32	102	500	(386)	37

Net equity transactions	747,575	424,957	54,513	(25,432)	15,744	(49,557)	(145,960)	1,013

Net change in contract owners’ equity	1,940,596	(1,768,433)	274,333	(309,973)	69,838	(138,322)	(127,603)	(88,953)
Contract owners’ equity beginning of period	2,421,640	4,190,073	383,220	693,193	100,116	238,438	154,480	243,433

Contract owners’ equity end of period	$4,362,236	2,421,640	657,553	383,220	169,954	100,116	26,877	154,480

CHANGES IN UNITS:
Beginning units	19,072	17,297	4,559	4,592	1,026	1,416	1,151	1,135
Units purchased	11,302	11,970	2,202	1,797	77	69	180	223
Units redeemed	(6,126)	(10,195)	(1,748)	(1,830)	(306)	(459)	(1,312)	(207)

Ending units	24,248	19,072	5,013	4,559	797	1,026	19	1,151

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	JAIGS2		JAIGS		MIGIC		MVFIC
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$(15,905)	145,110	(4,465)	65,376	77	(797)	14,026	21,151
Realized gain (loss) on investments	(343,834)	95,209	(254,219)	245,232	(13,639)	2,395	(298,643)	12,775
Change in unrealized gain (loss) on investments	3,374,396	(6,011,270)	1,367,096	(2,737,072)	208,642	(349,801)	766,668	(1,552,681)
Reinvested capital gains	169,512	1,025,154	66,740	456,694	-	34,629	-	153,005

Net increase (decrease) in contract owners’ equity resulting from operations	3,184,169	(4,745,797)	1,175,152	(1,969,770)	195,080	(313,574)	482,051	(1,365,750)

Equity transactions:
Purchase payments received from contract owners	354,975	442,035	66,756	67,393	71,657	74,378	260,821	284,947
Transfers between funds (note 5)	746,427	2,490,336	122,933	(143,825)	102,510	(10,388)	79,430	(146,434)
Surrenders and Death Benefits (note 3 and note 5)	(253,857)	(255,772)	(159,923)	(145,044)	(35,289)	(44,145)	(202,650)	(287,527)
Net policy repayments (loans) (note 4)	(36,434)	(14,941)	(63,683)	6,227	(56,571)	(1,087)	(43,134)	3,136
Redemptions to pay cost of insurance charges and administration charges (note 5)	(416,650)	(359,501)	(131,562)	(138,498)	(60,383)	(60,647)	(221,802)	(247,730)
Adjustments to maintain reserves	(286)	87	712	2,000	(711)	(18)	(609)	(100)

Net equity transactions	394,175	2,302,244	(164,767)	(351,747)	21,213	(41,907)	(127,944)	(393,708)

Net change in contract owners’ equity	3,578,344	(2,443,553)	1,010,385	(2,321,517)	216,293	(355,481)	354,107	(1,759,458)
Contract owners’ equity beginning of period	4,290,800	6,734,353	1,634,805	3,956,322	507,212	862,693	2,559,029	4,318,487

Contract owners’ equity end of period	$7,869,144	4,290,800	2,645,190	1,634,805	723,505	507,212	2,913,136	2,559,029

CHANGES IN UNITS:
Beginning units	32,523	24,230	4,620	5,892	4,507	4,862	16,210	18,297
Units purchased	8,668	16,107	531	409	1,339	686	5,629	4,981
Units redeemed	(7,654)	(7,814)	(1,341)	(1,681)	(1,375)	(1,041)	(6,705)	(7,068)

Ending units	33,537	32,523	3,810	4,620	4,471	4,507	15,134	16,210

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	MSVFI		MSEM		MSVRE		NVAGF3
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$87,746	57,481	29,799	28,562	73,990	124,166	3,557	-
Realized gain (loss) on investments	(114,651)	(31,496)	(74,569)	(17,578)	(3,689,825)	(784,617)	243	-
Change in unrealized gain (loss) on investments	118,518	(198,270)	146,549	(92,577)	3,857,897	(2,946,056)	(2,046)	-
Reinvested capital gains	-	-	-	17,964	-	1,711,308	514	-

Net increase (decrease) in contract owners’ equity resulting from operations	91,613	(172,285)	101,779	(63,629)	242,062	(1,895,199)	2,268	-

Equity transactions:
Purchase payments received from contract owners	88,333	100,316	28,743	7,506	201,868	430,981	3,662	-
Transfers between funds (note 5)	(438,435)	(33,685)	(40,717)	(22,790)	(2,411,260)	(836,022)	116,449	-
Surrenders and Death Benefits (note 3 and note 5)	(139,519)	(40,952)	(43,632)	(2,641)	(152,682)	(327,661)	-	-
Net policy repayments (loans) (note 4)	(31,345)	(23,553)	10	1,467	4,625	(32,668)	-	-
Redemptions to pay cost of insurance charges and administration charges (note 5)	(98,525)	(85,675)	(26,802)	(22,410)	(190,982)	(334,850)	(2,437)	-
Adjustments to maintain reserves	434	100	434	9	(34)	(202)	(49)	-

Net equity transactions	(619,057)	(83,449)	(81,964)	(38,859)	(2,548,465)	(1,100,422)	117,625	-

Net change in contract owners’ equity	(527,444)	(255,734)	19,815	(102,488)	(2,306,403)	(2,995,621)	119,893	-
Contract owners’ equity beginning of period	1,308,776	1,564,510	365,135	467,623	2,819,856	5,815,477	-	-

Contract owners’ equity end of period	$781,332	1,308,776	384,950	365,135	513,453	2,819,856	119,893	-

CHANGES IN UNITS:
Beginning units	9,326	9,965	1,163	1,307	17,854	23,396	-	-
Units purchased	1,438	2,081	147	109	2,686	3,562	1,082	-
Units redeemed	(4,962)	(2,720)	(401)	(253)	(20,011)	(9,104)	(27)	-

Ending units	5,802	9,326	909	1,163	529	17,854	1,055	-

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVAGF6		NVAMV1		GVAAA2		GVABD2
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$3,000	-	25	-	(1,183)	3,937	(1,457)	14,355
Realized gain (loss) on investments	28	-	1	-	(22,429)	(6,034)	(24,619)	(12,477)
Change in unrealized gain (loss) on investments	(3,672)	-	40	-	57,584	(51,473)	64,257	(35,929)
Reinvested capital gains	420	-	208	-	4,690	1,910	107	221

Net increase (decrease) in contract owners’ equity resulting from operations	(224)	-	274	-	38,662	(51,660)	38,288	(33,830)

Equity transactions:
Purchase payments received from contract owners	2,778	-	-	-	24,599	15,060	36,249	26,397
Transfers between funds (note 5)	46,136	-	13,967	-	30,122	97,211	104,390	89,264
Surrenders and Death Benefits (note 3 and note 5)	-	-	-	-	(5,491)	(3,321)	(25,509)	(60,441)
Net policy repayments (loans) (note 4)	-	-	-	-	-	-	(2,554)	(575)
Redemptions to pay cost of insurance charges and administration charges (note 5)	(126)	-	(18)	-	(9,375)	(12,448)	(94,952)	(47,669)
Adjustments to maintain reserves	46,296	-	34	-	(24)	1	(10)	5

Net equity transactions	95,084	-	13,983	-	39,831	96,503	17,614	6,981

Net change in contract owners’ equity	94,860	-	14,257	-	78,493	44,843	55,902	(26,849)
Contract owners’ equity beginning of period	-	-	-	-	160,345	115,502	284,015	310,864

Contract owners’ equity end of period	$94,860	-	14,257	-	238,838	160,345	339,917	284,015

CHANGES IN UNITS:
Beginning units	-	-	-	-	2,079	1,044	2,962	2,900
Units purchased	88	-	114	-	1,106	1,582	1,616	1,297
Units redeemed	(1)	-	-	-	(657)	(547)	(1,393)	(1,235)

Ending units	87	-	114	-	2,528	2,079	3,185	2,962

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	GVAGG2		GVAGR2		GVAGI2		HIBF
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$(5,336)	12,617	(5,815)	11,272	(983)	1,893	58,965	43,645
Realized gain (loss) on investments	(49,490)	(8,300)	(57,474)	(2,278)	(4,552)	(16,612)	(88,136)	(62,149)
Change in unrealized gain (loss) on investments	255,514	(287,272)	227,685	(418,789)	39,752	(44,527)	253,864	(140,211)
Reinvested capital gains	58,102	19,481	97,769	44,097	3,420	37	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	258,790	(263,474)	262,165	(365,698)	37,637	(59,209)	224,693	(158,715)

Equity transactions:
Purchase payments received from contract owners	144,492	102,364	108,301	88,725	20,225	10,916	28,813	7,793
Transfers between funds (note 5)	205,741	285,663	150,316	629,421	67,313	69,553	325,144	(1,576)
Surrenders and Death Benefits (note 3 and note 5)	(21,888)	(51,939)	(37,675)	(10,082)	(672)	-	(23,862)	(78,874)
Net policy repayments (loans) (note 4)	1,692	(7,162)	2,289	(7,709)	(4)	-	425	1,008
Redemptions to pay cost of insurance charges and administration charges (note 5)	(66,265)	(42,379)	(48,542)	(38,603)	(7,558)	(4,465)	(39,602)	(69,125)
Adjustments to maintain reserves	(18)	14	21	17	(2)	(4)	278	(100)

Net equity transactions	263,754	286,561	174,710	661,769	79,302	76,000	291,196	(140,874)

Net change in contract owners’ equity	522,544	23,087	436,875	296,071	116,939	16,791	515,889	(299,589)
Contract owners’ equity beginning of period	470,075	446,988	586,558	290,487	89,399	72,608	331,530	631,119

Contract owners’ equity end of period	$992,619	470,075	1,023,433	586,558	206,338	89,399	847,419	331,530

CHANGES IN UNITS:
Beginning units	6,303	3,650	9,249	2,536	1,478	738	2,375	3,159
Units purchased	4,644	4,409	3,993	7,575	1,304	1,346	1,124	120
Units redeemed	(1,477)	(1,756)	(1,526)	(862)	(153)	(606)	(1,073)	(904)

Ending units	9,470	6,303	11,716	9,249	2,629	1,478	2,426	2,375

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	HIBF3		GEM		GEM3		GVGU1
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$105,927	79,047	8,180	9,269	17,814	24,154	13,104	15,107
Realized gain (loss) on investments	(97,762)	(46,645)	(627,980)	234,260	(844,120)	109,154	(48,029)	(66,024)
Change in unrealized gain (loss) on investments	405,467	(328,183)	1,183,213	(2,124,703)	2,368,115	(5,178,719)	60,769	(216,694)
Reinvested capital gains	-	-	-	384,738	-	1,097,188	-	7,566

Net increase (decrease) in contract owners’ equity resulting from operations	413,632	(295,781)	563,413	(1,496,436)	1,541,809	(3,948,223)	25,844	(260,045)

Equity transactions:
Purchase payments received from contract owners	165,835	143,469	48,047	51,208	547,036	529,859	8,075	14,260
Transfers between funds (note 5)	626,395	(27,797)	145,436	245,580	(37,647)	(10,174)	24,568	(189,646)
Surrenders and Death Benefits (note 3 and note 5)	(103,530)	(60,100)	(60,964)	(421,913)	(302,365)	(263,391)	(16,107)	(7,721)
Net policy repayments (loans) (note 4)	(7,273)	(98,737)	(12,545)	364	(949)	(40,451)	(3,354)	448
Redemptions to pay cost of insurance charges and administration charges (note 5)	(91,726)	(66,922)	(58,035)	(68,499)	(312,203)	(384,644)	(21,146)	(22,521)
Adjustments to maintain reserves	(257)	326	256	(156)	12,902	(481)	482	-

Net equity transactions	589,444	(109,761)	62,195	(193,416)	(93,226)	(169,282)	(7,482)	(205,180)

Net change in contract owners’ equity	1,003,076	(405,542)	625,608	(1,689,852)	1,448,583	(4,117,505)	18,362	(465,225)
Contract owners’ equity beginning of period	714,145	1,119,687	924,864	2,614,716	2,801,405	6,918,910	411,232	876,457

Contract owners’ equity end of period	$1,717,221	714,145	1,550,472	924,864	4,249,988	2,801,405	429,594	411,232

CHANGES IN UNITS:
Beginning units	8,474	9,487	2,027	2,485	21,925	22,669	734	1,139
Units purchased	9,245	2,009	260	1,434	5,626	7,011	29	38
Units redeemed	(3,674)	(3,022)	(468)	(1,892)	(7,686)	(7,755)	(118)	(443)

Ending units	14,045	8,474	1,819	2,027	19,865	21,925	645	734

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	GVGU		NVIE6		NVNMO1		NVNSR2
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$33,901	44,266	(1,063)	323	(28,539)	-	(36)	9
Realized gain (loss) on investments	(362,459)	(124,975)	5,666	(1,461)	90,436	-	(1,598)	(176)
Change in unrealized gain (loss) on investments	394,251	(674,687)	67,032	(16,853)	1,704,468	-	4,372	(1,286)
Reinvested capital gains	-	23,076	-	5,517	36,090	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	65,693	(732,320)	71,635	(12,474)	1,802,455	-	2,738	(1,453)

Equity transactions:
Purchase payments received from contract owners	103,458	125,675	26,738	4,423	1,491,635	-	513	182
Transfers between funds (note 5)	(97,357)	(128,032)	415,377	45,999	14,505,588	-	7,469	9,922
Surrenders and Death Benefits (note 3 and note 5)	(143,112)	(78,386)	(25,551)	-	(764,534)	-	-	-
Net policy repayments (loans) (note 4)	6,565	(34,937)	(1,823)	-	10,725	-	(9)	-
Redemptions to pay cost of insurance charges and administration charges (note 5)	(92,339)	(118,212)	(20,910)	(1,260)	(514,260)	-	(1,348)	(214)
Adjustments to maintain reserves	(61)	16	(52)	(1)	(79,381)	-	(4)	(1)

Net equity transactions	(222,846)	(233,876)	393,779	49,161	14,649,773	-	6,621	9,889

Net change in contract owners’ equity	(157,153)	(966,196)	465,414	36,687	16,452,228	-	9,359	8,436
Contract owners’ equity beginning of period	1,229,538	2,195,734	36,687	-	-	-	8,436	-

Contract owners’ equity end of period	$1,072,385	1,229,538	502,101	36,687	16,452,228	-	17,795	8,436

CHANGES IN UNITS:
Beginning units	8,429	10,028	669	-	-	-	137	-
Units purchased	2,194	2,353	8,986	692	178,527	-	164	141
Units redeemed	(3,765)	(3,952)	(2,528)	(23)	(16,352)	-	(79)	(4)

Ending units	6,858	8,429	7,127	669	162,175	-	222	137

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVCRA1		NVCRB1		NVCCA1		NVCCN1
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$605	990	76	8	1,764	266	206	79
Realized gain (loss) on investments	(32,153)	(2,120)	36	1	(2,250)	(143)	34	34
Change in unrealized gain (loss) on investments	90,503	(41,023)	245	34	14,233	(6,492)	1,108	66
Reinvested capital gains	65	4,592	-	6	-	225	23	17

Net increase (decrease) in contract owners’ equity resulting from operations	59,020	(37,561)	357	49	13,747	(6,144)	1,371	196

Equity transactions:
Purchase payments received from contract owners	60,691	34,008	1,179	1,058	10,809	1,083	788	421
Transfers between funds (note 5)	18,068	221,983	5,595	81	266,405	29,207	-	15,816
Surrenders and Death Benefits (note 3 and note 5)	(11,539)	-	-	-	(26,154)	-	-	(3,025)
Net policy repayments (loans) (note 4)	(18,615)	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 5)	(24,230)	(6,163)	(597)	(48)	(5,164)	(577)	(536)	(2,512)
Adjustments to maintain reserves	11	(1)	-	-	36	-	(47)	-

Net equity transactions	24,386	249,827	6,177	1,091	245,932	29,713	205	10,700

Net change in contract owners’ equity	83,406	212,266	6,534	1,140	259,679	23,569	1,576	10,896
Contract owners’ equity beginning of period	212,266	-	1,140	-	23,569	-	10,896	-

Contract owners’ equity end of period	$295,672	212,266	7,674	1,140	283,248	23,569	12,472	10,896

CHANGES IN UNITS:
Beginning units	3,325	-	14	-	326	-	120	-
Units purchased	1,491	3,418	74	15	3,225	334	8	181
Units redeemed	(1,207)	(93)	(7)	(1)	(373)	(8)	(6)	(61)

Ending units	3,609	3,325	81	14	3,178	326	122	120

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVCMD1		NVCMA1		NVCMC1		NVCBD1
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$3,025	482	2,931	274	45	57	3,032	3,052
Realized gain (loss) on investments	9,664	(77)	(2,994)	(283)	(730)	(213)	160	(207)
Change in unrealized gain (loss) on investments	29,101	(135)	17,816	(7,471)	1,130	(915)	5,197	(2,618)
Reinvested capital gains	16	539	210	264	2	15	807	-

Net increase (decrease) in contract owners’ equity resulting from operations	41,806	809	17,963	(7,216)	447	(1,056)	9,196	227

Equity transactions:
Purchase payments received from contract owners	28,783	876	33,606	6,376	1,733	1,587	11,050	7,753
Transfers between funds (note 5)	209,992	78,924	505,654	24,599	(2,409)	6,548	1,014	189,375
Surrenders and Death Benefits (note 3 and note 5)	-	-	(71)	-	-	-	(11,695)	-
Net policy repayments (loans) (note 4)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 5)	(11,213)	(226)	(12,403)	(647)	(1,501)	(1,891)	(17,918)	(10,323)
Adjustments to maintain reserves	3	-	9	(1)	(51)	(1)	(6)	(1)

Net equity transactions	227,565	79,574	526,795	30,327	(2,228)	6,243	(17,555)	186,804

Net change in contract owners’ equity	269,371	80,383	544,758	23,111	(1,781)	5,187	(8,359)	187,031
Contract owners’ equity beginning of period	80,383	-	23,111	-	5,187	-	187,031	-

Contract owners’ equity end of period	$349,754	80,383	567,869	23,111	3,406	5,187	178,672	187,031

CHANGES IN UNITS:
Beginning units	1,060	-	337	-	62	-	1,889	-
Units purchased	3,485	1,062	6,403	346	50	83	1,144	1,996
Units redeemed	(739)	(2)	(159)	(9)	(77)	(21)	(1,362)	(107)

Ending units	3,806	1,060	6,581	337	35	62	1,671	1,889

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVLCP1		TRF4		GVGF1		GVGFS
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$791	590	634,754	1,017,527	836	2,721	1,358	4,911
Realized gain (loss) on investments	925	(68)	(11,493,103)	(3,079,118)	(117,925)	(17,932)	(225,231)	(56,493)
Change in unrealized gain (loss) on investments	1,977	139	30,194,377	(79,001,716)	168,928	(116,620)	321,282	(165,072)
Reinvested capital gains	452	-	-	19,844,483	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,145	661	19,336,028	(61,218,824)	51,839	(131,831)	97,409	(216,654)

Equity transactions:
Purchase payments received from contract owners	6,096	4,248	5,481,302	6,484,143	3,427	3,426	43,127	43,118
Transfers between funds (note 5)	(20,895)	42,177	(816,323)	(2,234,272)	(13,522)	(2,175)	12,798	94,214
Surrenders and Death Benefits (note 3 and note 5)	(39)	-	(8,446,772)	(8,767,335)	(9,148)	(2,756)	(57,734)	(30,667)
Net policy repayments (loans) (note 4)	-	-	831,131	1,142,485	316	(3,200)	(203)	(969)
Redemptions to pay cost of insurance charges and administration charges (note 5)	(6,939)	(4,227)	(6,033,441)	(6,414,067)	(11,490)	(12,817)	(27,507)	(22,140)
Adjustments to maintain reserves	(21)	(1)	83,656	4,000	(411)	-	(79)	-

Net equity transactions	(21,798)	42,197	(8,900,447)	(9,785,046)	(30,828)	(17,522)	(29,598)	83,556

Net change in contract owners’ equity	(17,653)	42,858	10,435,581	(71,003,870)	21,011	(149,353)	67,811	(133,098)
Contract owners’ equity beginning of period	42,858	-	82,221,897	153,225,767	143,147	292,500	271,329	404,427

Contract owners’ equity end of period	$25,205	42,858	92,657,478	82,221,897	164,158	143,147	339,140	271,329

CHANGES IN UNITS:
Beginning units	433	-	134,973	149,511	1,077	1,185	3,336	2,656
Units purchased	108	477	25,083	18,312	105	23	2,496	1,489
Units redeemed	(321)	(44)	(39,727)	(32,850)	(218)	(131)	(2,650)	(809)

Ending units	220	433	120,329	134,973	964	1,077	3,182	3,336

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	GBF		GBF4		CAF4		GVGH1
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$16,075	27,043	692,146	930,472	(19,660)	(91,040)	(1,371)	(1,723)
Realized gain (loss) on investments	16,447	2,733	29,056	(218,199)	294,881	715,758	(46,465)	(2,128)
Change in unrealized gain (loss) on investments	(28,991)	19,299	(562,553)	1,065,939	4,502,301	(11,049,216)	110,467	(169,114)
Reinvested capital gains	7,927	-	351,365	-	-	-	-	34,949

Net increase (decrease) in contract owners’ equity resulting from operations	11,458	49,075	510,014	1,778,212	4,777,522	(10,424,498)	62,631	(138,016)

Equity transactions:
Purchase payments received from contract owners	115,868	147,242	1,485,651	1,969,052	1,796,182	2,073,305	5,120	6,129
Transfers between funds (note 5)	(104,342)	51,603	1,024,134	(740,383)	(694,847)	(455,297)	(151,581)	(59,292)
Surrenders and Death Benefits (note 3 and note 5)	(105,878)	(50,236)	(2,239,897)	(1,825,493)	(1,346,806)	(1,460,208)	(3,679)	(2,864)
Net policy repayments (loans) (note 4)	13	(2,489)	70,022	(116,063)	(85,439)	(115,633)	21,820	20,935
Redemptions to pay cost of insurance charges and administration charges (note 5)	(110,986)	(102,723)	(1,864,606)	(1,775,917)	(1,609,761)	(1,702,071)	(13,874)	(13,915)
Adjustments to maintain reserves	(13)	26	(20,383)	(13,000)	(7,995)	(3,500)	(296)	32

Net equity transactions	(205,338)	43,423	(1,545,079)	(2,501,804)	(1,948,666)	(1,663,404)	(142,490)	(48,975)

Net change in contract owners’ equity	(193,880)	92,498	(1,035,065)	(723,592)	2,828,856	(12,087,902)	(79,859)	(186,991)
Contract owners’ equity beginning of period	707,775	615,277	25,206,838	25,930,430	15,586,776	27,674,678	372,913	559,904

Contract owners’ equity end of period	$513,895	707,775	24,171,773	25,206,838	18,415,632	15,586,776	293,054	372,913

CHANGES IN UNITS:
Beginning units	5,626	5,229	62,329	71,643	158,183	170,866	1,869	2,103
Units purchased	1,501	3,027	16,507	21,912	22,942	23,399	66	101
Units redeemed	(3,119)	(2,630)	(18,895)	(31,226)	(40,276)	(36,082)	(899)	(335)

Ending units	4,008	5,626	59,941	62,329	140,849	158,183	1,036	1,869

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	GVGHS		GVIDA		NVDCA2		GVIDC
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$(2,073)	(2,335)	13,450	73,935	6	-	21,237	23,465
Realized gain (loss) on investments	(50,634)	(15,996)	(683,623)	(211,387)	-	-	58,322	(102,642)
Change in unrealized gain (loss) on investments	134,961	(198,067)	1,400,249	(3,134,724)	(5)	-	75,132	31,709
Reinvested capital gains	-	47,706	224,649	942,417	5	-	7,516	15,572

Net increase (decrease) in contract owners’ equity resulting from operations	82,254	(168,692)	954,725	(2,329,759)	6	-	162,207	(31,896)

Equity transactions:
Purchase payments received from contract owners	64,361	86,800	719,138	1,031,822	14	-	137,575	185,451
Transfers between funds (note 5)	(112,891)	114,150	(85,751)	194,047	1,030	-	811,948	1,180,355
Surrenders and Death Benefits (note 3 and note 5)	(32,360)	(33,570)	(286,030)	(196,814)	-	-	(436,859)	(719,884)
Net policy repayments (loans) (note 4)	(2,606)	(16,000)	(161,762)	(50,577)	-	-	(77,840)	(32,527)
Redemptions to pay cost of insurance charges and administration charges (note 5)	(55,022)	(37,168)	(418,996)	(455,134)	(12)	-	(263,280)	(142,615)
Adjustments to maintain reserves	24	(26)	97	447	55	-	338	(100)

Net equity transactions	(138,494)	114,186	(233,304)	523,791	1,087	-	171,882	470,680

Net change in contract owners’ equity	(56,240)	(54,506)	721,421	(1,805,968)	1,093	-	334,089	438,784
Contract owners’ equity beginning of period	499,743	554,249	3,890,635	5,696,603	-	-	956,376	517,592

Contract owners’ equity end of period	$443,503	499,743	4,612,056	3,890,635	1,093	-	1,290,465	956,376

CHANGES IN UNITS:
Beginning units	5,513	4,539	32,813	30,001	-	-	8,067	3,953
Units purchased	1,125	2,219	7,102	11,114	9	-	11,380	14,575
Units redeemed	(2,502)	(1,245)	(9,088)	(8,302)	-	-	(9,335)	(10,461)

Ending units	4,136	5,513	30,827	32,813	9	-	10,112	8,067

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	GVIDM		GVDMA		GVDMC		MCIF
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$269,350	332,778	122,545	449,374	17,509	50,827	7,368	20,264
Realized gain (loss) on investments	(1,395,314)	(19,000)	(1,090,842)	(161,880)	(192,541)	(3,437)	(234,063)	4,325
Change in unrealized gain (loss) on investments	7,454,685	(5,695,195)	4,639,507	(12,237,276)	355,536	(503,601)	1,026,845	(1,791,152)
Reinvested capital gains	912,831	1,347,548	929,600	2,645,159	24,692	107,328	88,560	237,042

Net increase (decrease) in contract owners’ equity resulting from operations	7,241,552	(4,033,869)	4,600,810	(9,304,623)	205,196	(348,883)	888,710	(1,529,521)

Equity transactions:
Purchase payments received from contract owners	16,887,080	2,305,123	3,456,252	3,894,067	226,105	240,853	329,694	409,952
Transfers between funds (note 5)	12,237,151	1,646,216	(271,249)	684,169	(457,117)	316,617	(64,727)	(44,067)
Surrenders and Death Benefits (note 3 and note 5)	(3,178,723)	(977,902)	(910,058)	(1,232,633)	(98,744)	(123,720)	(306,625)	(349,743)
Net policy repayments (loans) (note 4)	16,831	(150,404)	(95,826)	(66,110)	(1,010)	(43,491)	95	(44,593)
Redemptions to pay cost of insurance charges and administration charges (note 5)	(2,822,483)	(1,324,525)	(2,033,922)	(1,984,914)	(157,208)	(243,493)	(222,409)	(225,739)
Adjustments to maintain reserves	18,227	(300)	328	(492)	647	-	841	(100)

Net equity transactions	23,158,083	1,498,208	145,525	1,294,087	(487,327)	146,766	(263,131)	(254,290)

Net change in contract owners’ equity	30,399,635	(2,535,661)	4,746,335	(8,010,536)	(282,131)	(202,117)	625,579	(1,783,811)
Contract owners’ equity beginning of period	14,102,418	16,638,079	19,852,890	27,863,426	1,935,499	2,137,616	2,580,849	4,364,660

Contract owners’ equity end of period	$44,502,053	14,102,418	24,599,225	19,852,890	1,653,368	1,935,499	3,206,428	2,580,849

CHANGES IN UNITS:
Beginning units	115,641	103,981	163,360	155,909	15,086	14,050	18,702	20,047
Units purchased	131,439	30,932	32,965	37,067	2,457	4,353	3,903	4,174
Units redeemed	(47,918)	(19,272)	(32,926)	(29,616)	(6,432)	(3,317)	(5,746)	(5,519)

Ending units	199,162	115,641	163,399	163,360	11,111	15,086	16,859	18,702

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVMIG3		GVDIV3		GVDIV4		NVMLG1
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$894	2	230,122	250,799	283,635	363,713	869	-
Realized gain (loss) on investments	18,811	(26)	(2,455,851)	(645,906)	(1,571,735)	399,632	26,154	-
Change in unrealized gain (loss) on investments	200,430	97	6,337,362	(16,023,258)	6,308,976	(24,400,410)	170,522	12
Reinvested capital gains	-	-	-	3,317,552	-	4,758,678	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	220,135	73	4,111,633	(13,100,813)	5,020,876	(18,878,387)	197,545	12

Equity transactions:
Purchase payments received from contract owners	64,598	2,051	2,476,941	2,936,676	(536)	269,014	88,773	108
Transfers between funds (note 5)	1,609,828	1,135	(1,016,398)	(57,050)	(787,834)	(2,046,751)	1,518,430	126
Surrenders and Death Benefits (note 3 and note 5)	(6,199)	-	(1,712,081)	(2,732,209)	(1,647,228)	(1,967,073)	(2,970)	-
Net policy repayments (loans) (note 4)	100	-	119,206	(64,981)	30,670	26,929	236	-
Redemptions to pay cost of insurance charges and administration charges (note 5)	(56,685)	(796)	(1,226,443)	(1,272,605)	(1,544,210)	(1,802,456)	(53,656)	(17)
Adjustments to maintain reserves	(104,817)	(1)	(2,733)	36,987	(6,215)	(14,500)	(191,299)	-

Net equity transactions	1,506,825	2,389	(1,361,508)	(1,153,182)	(3,955,353)	(5,534,837)	1,359,514	217

Net change in contract owners’ equity	1,726,960	2,462	2,750,125	(14,253,995)	1,065,523	(24,413,224)	1,557,059	229
Contract owners’ equity beginning of period	2,462	-	14,971,527	29,225,522	20,067,373	44,480,597	229	-

Contract owners’ equity end of period	$1,729,422	2,462	17,721,652	14,971,527	21,132,896	20,067,373	1,557,288	229

CHANGES IN UNITS:
Beginning units	40	-	140,630	148,290	59,201	72,492	4	-
Units purchased	24,285	54	32,260	32,836	1,410	1,245	23,195	4
Units redeemed	(3,439)	(14)	(45,573)	(40,496)	(12,919)	(14,536)	(4,117)	-

Ending units	20,886	40	127,317	140,630	47,692	59,201	19,082	4

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVMLV1		NVMMG1		NVMMV2		SCGF
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$3,799	122	(190,095)	(3)	9,311	8	(9,363)	(11,296)
Realized gain (loss) on investments	16,096	(228)	545,719	(592)	36,581	(1)	(230,192)	(51,617)
Change in unrealized gain (loss) on investments	131,173	(5,628)	8,726,883	12	536,262	(1)	577,555	(937,303)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	151,068	(5,734)	9,082,507	(583)	582,154	6	338,000	(1,000,216)

Equity transactions:
Purchase payments received from contract owners	60,760	782	12,144,856	366	165,646	364	131,276	156,557
Transfers between funds (note 5)	1,312,903	37,593	32,209,843	523	5,039,393	836	112,740	129,107
Surrenders and Death Benefits (note 3 and note 5)	(26,520)	-	(3,302,093)	-	(20,644)	-	(78,613)	(83,468)
Net policy repayments (loans) (note 4)	(219)	-	1,509	-	241	-	2,277	(5,276)
Redemptions to pay cost of insurance charges and administration charges (note 5)	(50,473)	(570)	(1,913,650)	(88)	(164,940)	(16)	(112,373)	(94,609)
Adjustments to maintain reserves	(67,487)	(1)	414,164	2	(331,319)	-	(156)	(66)

Net equity transactions	1,228,964	37,804	39,554,629	803	4,688,377	1,184	55,151	102,245

Net change in contract owners’ equity	1,380,032	32,070	48,637,136	220	5,270,531	1,190	393,151	(897,971)
Contract owners’ equity beginning of period	32,070	-	220	-	1,190	-	1,216,928	2,114,898

Contract owners’ equity end of period	$1,412,102	32,070	48,637,356	220	5,271,721	1,190	1,610,079	1,216,928

CHANGES IN UNITS:
Beginning units	507	-	4	-	18	-	12,402	11,510
Units purchased	20,674	515	513,046	23	69,343	18	5,025	3,688
Units redeemed	(3,562)	(8)	(84,596)	(19)	(8,850)	-	(4,531)	(2,796)

Ending units	17,619	507	428,454	4	60,511	18	12,896	12,402

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	SCVF4		SCF4		MSBF		GVEX4
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$(15,835)	96,644	(66,093)	30,279	127,668	106,563	1,799,361	1,951,701
Realized gain (loss) on investments	(1,576,665)	(373,335)	(3,117,703)	(3,349,131)	(96,278)	(87,012)	(9,562,959)	(3,679,098)
Change in unrealized gain (loss) on investments	5,419,229	(8,625,337)	8,054,232	(12,405,418)	269,870	(386,509)	34,187,584	(69,250,291)
Reinvested capital gains	-	-	-	4,939,782	-	41,774	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,826,729	(8,902,028)	4,870,436	(10,784,488)	301,260	(325,184)	26,423,986	(70,977,688)

Equity transactions:
Purchase payments received from contract owners	1,433,103	2,023,366	1,593,217	1,979,205	120,265	139,324	12,746,470	15,502,255
Transfers between funds (note 5)	(919,398)	(1,813,027)	(710,007)	(1,305,344)	26,636	(39,781)	(4,577,411)	(4,438,355)
Surrenders and Death Benefits (note 3 and note 5)	(1,856,715)	(2,260,928)	(2,053,468)	(1,813,058)	(89,149)	(215,214)	(9,407,413)	(10,085,294)
Net policy repayments (loans) (note 4)	7,962	(58,878)	59,964	(205,135)	684	(18,060)	137,664	(453,088)
Redemptions to pay cost of insurance charges and administration charges (note 5)	(1,467,839)	(1,667,564)	(1,587,756)	(1,737,587)	(120,042)	(137,096)	(12,191,932)	(13,178,965)
Adjustments to maintain reserves	(8,219)	(3,500)	(4,818)	(3,188)	(124)	(150)	(16,012)	(14,000)

Net equity transactions	(2,811,106)	(3,780,531)	(2,702,868)	(3,085,107)	(61,730)	(270,977)	(13,308,634)	(12,667,447)

Net change in contract owners’ equity	1,015,623	(12,682,559)	2,167,568	(13,869,595)	239,530	(596,161)	13,115,352	(83,645,135)
Contract owners’ equity beginning of period	17,198,078	29,880,637	16,029,436	29,899,031	1,295,655	1,891,816	113,048,338	196,693,473

Contract owners’ equity end of period	$18,213,701	17,198,078	18,197,004	16,029,436	1,535,185	1,295,655	126,163,690	113,048,338

CHANGES IN UNITS:
Beginning units	122,276	142,316	123,710	142,233	9,850	12,772	374,555	410,597
Units purchased	17,361	17,308	17,932	17,493	3,173	2,294	53,947	54,268
Units redeemed	(34,415)	(37,348)	(39,392)	(36,016)	(3,048)	(5,216)	(96,595)	(90,310)

Ending units	105,222	122,276	102,250	123,710	9,975	9,850	331,907	374,555

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVSTB2		GGTC		GGTC3		GVUG1
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$11,069	250	(1,126)	(1,616)	(2,619)	(3,365)	(8,767)	(13,383)
Realized gain (loss) on investments	1,733	(6)	(80,340)	(7,468)	(82,980)	(37,304)	(319,654)	(101,691)
Change in unrealized gain (loss) on investments	(5,654)	(355)	156,789	(196,574)	240,243	(316,632)	601,860	(1,235,221)
Reinvested capital gains	4,046	-	-	34,108	-	67,035	-	389,672

Net increase (decrease) in contract owners’ equity resulting from operations	11,194	(111)	75,323	(171,550)	154,644	(290,266)	273,439	(960,623)

Equity transactions:
Purchase payments received from contract owners	23,152	923	11,625	2,208	67,218	98,865	136,075	198,165
Transfers between funds (note 5)	1,300,797	26,191	22,395	(107,034)	72,621	19,687	(190,678)	74,889
Surrenders and Death Benefits (note 3 and note 5)	(57,200)	-	(563)	(3,362)	(3,865)	(38,536)	(203,092)	(104,083)
Net policy repayments (loans) (note 4)	(3,464)	-	1,589	2,174	(967)	(15,290)	2,813	(7,432)
Redemptions to pay cost of insurance charges and administration charges (note 5)	(49,932)	(275)	(15,126)	(15,512)	(43,204)	(44,498)	(130,138)	(119,107)
Adjustments to maintain reserves	(15)	(1)	888	(400)	(304)	186	(859)	77

Net equity transactions	1,213,338	26,838	20,808	(121,926)	91,499	20,414	(385,879)	42,509

Net change in contract owners’ equity	1,224,532	26,727	96,131	(293,476)	246,143	(269,852)	(112,440)	(918,114)
Contract owners’ equity beginning of period	26,727	-	149,145	442,621	308,542	578,394	1,289,547	2,207,661

Contract owners’ equity end of period	$1,251,259	26,727	245,276	149,145	554,685	308,542	1,177,107	1,289,547

CHANGES IN UNITS:
Beginning units	270	-	597	1,072	4,263	4,082	10,337	10,241
Units purchased	14,006	273	148	31	2,166	1,594	1,520	2,303
Units redeemed	(2,392)	(3)	(167)	(506)	(1,361)	(1,413)	(4,404)	(2,207)

Ending units	11,884	270	578	597	5,068	4,263	7,453	10,337

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVOLG1		NVTIV3		EIF4		NVRE1

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(50)	-	8	-	67,345	302,882	15,092	376
Realized gain (loss) on investments	283	-	24	-	(679,666)	309,107	24,190	(495)
Change in unrealized gain (loss) on investments	6,877	-	255	-	4,406,436	(10,821,911)	375,834	(5,800)
Reinvested capital gains	1,382	-	19	-	-	318,857	8,844	-

Net increase (decrease) in contract owners’ equity resulting from operations	8,492	-	306	-	3,794,115	(9,891,065)	423,960	(5,919)

Equity transactions:
Purchase payments received from contract owners	598	-	386	-	1,501,641	1,955,467	125,032	1,332
Transfers between funds (note 5)	51,745	-	11,050	-	(1,005,516)	(981,150)	2,537,253	18,220
Surrenders and Death Benefits (note 3 and note 5)	-	-	-	-	(1,753,982)	(2,223,333)	(139,317)	-
Net policy repayments (loans) (note 4)	-	-	-	-	(37,970)	(106,143)	(607)	-
Redemptions to pay cost of insurance charges and administration charges (note 5)	(545)	-	(174)	-	(1,418,266)	(1,562,098)	(94,034)	(462)
Adjustments to maintain reserves	32,557	-	(25)	-	(13,245)	(4,000)	(39)	(2)

Net equity transactions	84,355	-	11,237	-	(2,727,338)	(2,921,257)	2,428,288	19,088

Net change in contract owners’ equity	92,847	-	11,543	-	1,066,777	(12,812,322)	2,852,248	13,169
Contract owners’ equity beginning of period	-	-	-	-	15,646,083	28,458,405	13,169	-

Contract owners’ equity end of period	$92,847	-	11,543	-	16,712,860	15,646,083	2,865,417	13,169

CHANGES IN UNITS:
Beginning units	-	-	-	-	125,870	141,480	234	-
Units purchased	404	-	98	-	18,505	20,771	44,404	242
Units redeemed	(15)	-	(9)	-	(38,210)	(36,381)	(5,382)	(8)

Ending units	389	-	89	-	106,165	125,870	39,256	234

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	SAM4		AMTB		AVBVI		AVCA

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(343,818)	889,109	761,048	525,603	(2,877)	4,166	(200)	(2,207)
Realized gain (loss) on investments	-	-	(398,907)	(474,197)	(1,346,721)	(148,487)	(24,362)	(6,795)
Change in unrealized gain (loss) on investments	-	-	906,313	(1,993,549)	1,763,205	(1,810,393)	68,844	(158,223)
Reinvested capital gains	-	-	-	-	-	432,981	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(343,818)	889,109	1,268,454	(1,942,143)	413,607	(1,521,733)	44,282	(167,225)

Equity transactions:
Purchase payments received from contract owners	8,875,625	7,831,408	915,740	1,224,515	133,211	283,727	42,771	51,440
Transfers between funds (note 5)	15,784,153	13,802,611	571,207	(939,004)	(1,459,694)	78,904	7,622	31,165
Surrenders and Death Benefits (note 3 and note 5)	(20,378,746)	(12,782,069)	(1,041,949)	(1,178,018)	(146,416)	(275,274)	(17,563)	(44,337)
Net policy repayments (loans) (note 4)	(301,448)	(453,190)	15,277	(95,450)	1,144	(5,610)	(1,613)	(1,367)
Redemptions to pay cost of insurance charges and administration charges (note 5)	(7,575,562)	(6,381,049)	(1,007,546)	(1,054,240)	(107,079)	(193,296)	(31,468)	(33,522)
Adjustments to maintain reserves	312,472	(5,500)	(2,647)	1,640	(51)	(530)	(3,289)	14

Net equity transactions	(3,283,506)	2,012,211	(549,918)	(2,040,557)	(1,578,885)	(112,079)	(3,540)	3,393

Net change in contract owners’ equity	(3,627,324)	2,901,320	718,536	(3,982,700)	(1,165,278)	(1,633,812)	40,742	(163,832)
Contract owners’ equity beginning of period	62,699,187	59,797,867	10,686,079	14,668,779	1,415,462	3,049,274	226,808	390,640

Contract owners’ equity end of period	$59,071,863	62,699,187	11,404,615	10,686,079	250,184	1,415,462	267,550	226,808

CHANGES IN UNITS:
Beginning units	277,875	279,843	58,973	68,845	15,197	15,703	2,258	2,256
Units purchased	198,653	181,126	11,129	10,540	1,788	4,458	739	797
Units redeemed	(215,159)	(183,094)	(15,579)	(20,412)	(16,662)	(4,964)	(797)	(795)

Ending units	261,369	277,875	54,523	58,973	323	15,197	2,200	2,258

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	AVCDI		ALVGIA		ALVSVA		ACVIG

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(7,800)	(8,784)	61,728	41,808	8,403	1,378	42,720	20,096
Realized gain (loss) on investments	(102,556)	(14,471)	(696,679)	(217,182)	(505,751)	(161,968)	(73,437)	(46,018)
Change in unrealized gain (loss) on investments	492,913	(918,800)	958,012	(1,948,443)	1,172,473	(1,415,988)	213,688	(756,314)
Reinvested capital gains	-	187,361	-	537,373	92,924	318,583	-	184,096

Net increase (decrease) in contract owners’ equity resulting from operations	382,557	(754,694)	323,061	(1,586,444)	768,049	(1,257,995)	182,971	(598,140)

Equity transactions:
Purchase payments received from contract owners	62,476	81,164	211,974	270,441	140,293	210,854	169,255	226,810
Transfers between funds (note 5)	(14,835)	891,208	(258,588)	(138,234)	22,962	232,257	63,727	(234,934)
Surrenders and Death Benefits (note 3 and note 5)	(25,365)	(61,688)	(225,379)	(293,843)	(155,302)	(127,796)	(27,839)	(90,841)
Net policy repayments (loans) (note 4)	(183)	(14,145)	(15,450)	10,706	(22,122)	(3,274)	(17,366)	536
Redemptions to pay cost of insurance charges and administration charges (note 5)	(67,938)	(61,728)	(182,530)	(229,404)	(162,342)	(159,342)	(98,159)	(116,680)
Adjustments to maintain reserves	(24)	(30)	(526)	79	74	60	496	(2,300)

Net equity transactions	(45,869)	834,781	(470,499)	(380,255)	(176,437)	152,759	90,114	(217,409)

Net change in contract owners’ equity	336,688	80,087	(147,438)	(1,966,699)	591,612	(1,105,236)	273,085	(815,549)
Contract owners’ equity beginning of period	944,198	864,111	2,049,646	4,016,345	2,157,791	3,263,027	1,029,209	1,844,758

Contract owners’ equity end of period	$1,280,886	944,198	1,902,208	2,049,646	2,749,403	2,157,791	1,302,294	1,029,209

CHANGES IN UNITS:
Beginning units	8,221	3,391	17,672	20,678	14,011	13,917	8,662	10,248
Units purchased	685	6,356	3,004	3,038	2,646	3,788	2,573	1,898
Units redeemed	(1,029)	(1,526)	(6,962)	(6,044)	(4,797)	(3,694)	(1,956)	(3,484)

Ending units	7,877	8,221	13,714	17,672	11,860	14,011	9,279	8,662

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	ACVIP2		ACVI		ACVI3		ACVMV1

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$27,970	102,604	7,348	1,689	24,179	1,248	19,137	(3,127)
Realized gain (loss) on investments	13,323	(15,777)	(92,486)	106,010	(565,893)	100,903	(95,666)	(21,362)
Change in unrealized gain (loss) on investments	192,445	(172,247)	206,317	(612,426)	782,670	(1,412,846)	269,563	(145,679)
Reinvested capital gains	-	-	-	78,675	-	198,026	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	233,738	(85,420)	121,179	(426,052)	240,956	(1,112,669)	193,034	(170,168)

Equity transactions:
Purchase payments received from contract owners	171,313	160,584	22,608	27,489	118,963	215,165	59,931	63,942
Transfers between funds (note 5)	452,489	751,087	(110,704)	(100,190)	(1,620,552)	95,817	86,014	274,889
Surrenders and Death Benefits (note 3 and note 5)	(83,417)	(166,125)	(15,404)	(171,364)	(47,748)	(152,364)	(79,626)	(33,535)
Net policy repayments (loans) (note 4)	(30,531)	(24,286)	221	(2,851)	(366)	(26,326)	(3,080)	(13,464)
Redemptions to pay cost of insurance charges and administration charges (note 5)	(202,677)	(144,504)	(34,396)	(57,386)	(83,701)	(139,343)	(48,761)	(35,382)
Adjustments to maintain reserves	(778)	161	(739)	2,000	(170)	(21)	(51)	10

Net equity transactions	306,399	576,917	(138,414)	(302,302)	(1,633,574)	(7,072)	14,427	256,460

Net change in contract owners’ equity	540,137	491,497	(17,235)	(728,354)	(1,392,618)	(1,119,741)	207,461	86,292
Contract owners’ equity beginning of period	2,345,551	1,854,054	464,731	1,193,085	1,392,618	2,512,359	536,858	450,566

Contract owners’ equity end of period	$2,885,688	2,345,551	447,496	464,731	-	1,392,618	744,319	536,858

CHANGES IN UNITS:
Beginning units	16,799	13,169	1,782	2,778	13,738	13,575	5,470	3,449
Units purchased	8,213	9,151	110	32	1,386	4,830	3,831	3,524
Units redeemed	(7,091)	(5,521)	(1,348)	(1,028)	(15,124)	(4,667)	(3,423)	(1,503)

Ending units	17,921	16,799	544	1,782	-	13,738	5,878	5,470

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	ACVU1		ACVV		ACVVS1		DVSCS

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(2,062)	(13,788)	259,342	121,337	(1,499)	(3,420)	80,357	8,308
Realized gain (loss) on investments	(645,934)	(72,625)	(949,971)	(577,574)	(253,495)	(24,373)	(910,754)	(28,638)
Change in unrealized gain (loss) on investments	873,857	(1,217,746)	1,607,909	(2,575,407)	284,844	(320,360)	1,155,293	(2,878,690)
Reinvested capital gains	-	302,276	-	902,057	-	21,853	771,583	864,283

Net increase (decrease) in contract owners’ equity resulting from operations	225,861	(1,001,883)	917,280	(2,129,587)	29,850	(326,300)	1,096,479	(2,034,737)

Equity transactions:
Purchase payments received from contract owners	153,268	320,817	519,474	645,273	21,585	54,579	936,063	1,149,826
Transfers between funds (note 5)	(1,464,447)	28,602	(122,872)	(412,623)	(325,670)	164,327	(21,719)	(370,713)
Surrenders and Death Benefits (note 3 and note 5)	(37,055)	(142,680)	(350,674)	(542,356)	(53,485)	(9,232)	(459,511)	(554,465)
Net policy repayments (loans) (note 4)	3,694	(5,641)	(84,243)	(8,173)	(4,870)	(7,334)	(59,116)	(42,701)
Redemptions to pay cost of insurance charges and administration charges (note 5)	(107,484)	(180,580)	(448,132)	(466,093)	(20,205)	(36,809)	(562,925)	(539,197)
Adjustments to maintain reserves	100	(500)	(823)	(500)	(56)	17	148	(1,500)

Net equity transactions	(1,451,924)	20,018	(487,270)	(784,472)	(382,701)	165,548	(167,060)	(358,750)

Net change in contract owners’ equity	(1,226,063)	(981,865)	430,010	(2,914,059)	(352,851)	(160,752)	929,419	(2,393,487)
Contract owners’ equity beginning of period	1,363,004	2,344,869	5,287,287	8,201,346	364,258	525,010	4,395,118	6,788,604

Contract owners’ equity end of period	$136,941	1,363,004	5,717,297	5,287,287	11,407	364,258	5,324,537	4,395,118

CHANGES IN UNITS:
Beginning units	17,502	17,069	44,924	50,637	4,165	3,062	31,726	33,536
Units purchased	2,576	4,751	8,117	7,684	839	3,123	10,150	9,058
Units redeemed	(19,687)	(4,318)	(13,063)	(13,397)	(4,897)	(2,020)	(10,991)	(10,868)

Ending units	391	17,502	39,978	44,924	107	4,165	30,885	31,726

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	DSIF		DCAP		DSC		FVCA2P
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$84,917	119,569	46,436	50,176	926	231	46	(366)
Realized gain (loss) on investments	(529,386)	138,588	(219,617)	73,525	(19,777)	(6,061)	(2,165)	2,540
Change in unrealized gain (loss) on investments	1,521,743	(4,122,516)	475,477	(1,592,418)	43,878	(59,303)	16,381	(37,431)
Reinvested capital gains	389,701	-	185,853	283,048	-	6,861	-	2,095

Net increase (decrease) in contract owners’ equity resulting from operations	1,466,975	(3,864,359)	488,149	(1,185,669)	25,027	(58,272)	14,262	(33,162)

Equity transactions:
Purchase payments received from contract owners	1,007,849	1,244,301	311,455	411,411	16,519	22,286	12,848	13,221
Transfers between funds (note 5)	(498,453)	(606,813)	(30,266)	(302,441)	1,773	(682)	29,038	(21,800)
Surrenders and Death Benefits (note 3 and note 5)	(447,593)	(1,040,312)	(371,902)	(848,531)	(995)	(463)	(2,613)	(10,102)
Net policy repayments (loans) (note 4)	16,824	(40,475)	(19,887)	(2,595)	(2,568)	634	(237)	(316)
Redemptions to pay cost of insurance charges and administration charges (note 5)	(624,469)	(669,877)	(309,294)	(310,145)	(8,879)	(9,729)	(10,066)	(9,499)
Adjustments to maintain reserves	384	(2,800)	(662)	1,736	367	(17)	(336)	(49)

Net equity transactions	(545,458)	(1,115,976)	(420,556)	(1,050,565)	6,217	12,029	28,634	(28,545)

Net change in contract owners’ equity	921,517	(4,980,335)	67,593	(2,236,234)	31,244	(46,243)	42,896	(61,707)
Contract owners’ equity beginning of period	6,175,241	11,155,576	2,404,848	4,641,082	100,867	147,110	63,754	125,461

Contract owners’ equity end of period	$7,096,758	6,175,241	2,472,441	2,404,848	132,111	100,867	106,650	63,754

CHANGES IN UNITS:
Beginning units	53,706	61,314	23,951	31,661	993	879	559	770
Units purchased	12,693	13,415	4,632	3,887	273	237	342	107
Units redeemed	(16,132)	(21,023)	(8,997)	(11,597)	(146)	(123)	(134)	(318)

Ending units	50,267	53,706	19,586	23,951	1,120	993	767	559

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FALF		FQB		FEIP		FHIP
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$1,013	871	136,861	131,878	1,250,082	2,142,184	670,153	934,285
Realized gain (loss) on investments	(33,183)	(14,388)	(58,006)	(104,427)	(10,496,496)	(4,519,304)	(1,103,577)	(564,476)
Change in unrealized gain (loss) on investments	38,862	(36,077)	337,173	(284,977)	30,301,306	(60,310,447)	3,831,137	(3,615,550)
Reinvested capital gains	-	21,339	-	-	-	126,988	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	6,692	(28,255)	416,028	(257,526)	21,054,892	(62,560,579)	3,397,713	(3,245,741)

Equity transactions:
Purchase payments received from contract owners	6,195	10,004	311,315	408,598	7,859,478	9,592,950	352,079	266,464
Transfers between funds (note 5)	(3,780)	(9,588)	522,675	(11,668)	(4,405,924)	(3,130,801)	(108,518)	(474,422)
Surrenders and Death Benefits (note 3 and note 5)	(5,254)	(646)	(434,775)	(497,122)	(7,679,037)	(8,825,156)	(1,526,481)	(972,366)
Net policy repayments (loans) (note 4)	(4,815)	(68)	5,841	(725)	64,955	(422,797)	(21,321)	(18,454)
Redemptions to pay cost of insurance charges and administration charges (note 5)	(9,199)	(8,778)	(276,023)	(318,161)	(7,945,826)	(8,810,846)	(894,509)	(946,292)
Adjustments to maintain reserves	(91)	(80)	(11)	(200)	(24,425)	3,000	1,359	(3,500)

Net equity transactions	(16,944)	(9,156)	129,022	(419,278)	(12,130,779)	(11,593,650)	(2,197,391)	(2,148,570)

Net change in contract owners’ equity	(10,252)	(37,411)	545,050	(676,804)	8,924,113	(74,154,229)	1,200,322	(5,394,311)
Contract owners’ equity beginning of period	53,326	90,737	2,291,133	2,967,937	79,606,232	153,760,461	8,964,912	14,359,223

Contract owners’ equity end of period	$43,074	53,326	2,836,183	2,291,133	88,530,345	79,606,232	10,165,234	8,964,912

CHANGES IN UNITS:
Beginning units	547	612	19,621	24,177	259,698	289,559	43,872	54,865
Units purchased	84	101	7,092	6,079	36,504	37,027	2,354	1,150
Units redeemed	(242)	(166)	(9,335)	(10,635)	(73,455)	(66,888)	(15,236)	(12,143)

Ending units	389	547	17,378	19,621	222,747	259,698	30,990	43,872

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FAMP		FCP		FNRS2		FEIS
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$538,794	772,285	612,431	382,448	(5,830)	(13,064)	42,270	60,394
Realized gain (loss) on investments	(1,151,758)	(1,098,578)	(6,035,738)	(2,645,205)	(204,812)	88,836	(344,075)	(135,728)
Change in unrealized gain (loss) on investments	8,351,694	(16,401,381)	31,742,822	(65,877,350)	692,375	(1,423,677)	1,087,296	(1,689,968)
Reinvested capital gains	51,865	4,111,325	23,593	3,625,280	-	66,346	-	3,238

Net increase (decrease) in contract owners’ equity resulting from operations	7,790,595	(12,616,349)	26,343,108	(64,514,827)	481,733	(1,281,559)	785,491	(1,762,064)

Equity transactions:
Purchase payments received from contract owners	3,073,386	3,134,726	7,094,783	8,612,665	187,686	163,458	762,419	1,014,879
Transfers between funds (note 5)	(578,478)	(259,514)	(3,845,134)	(2,377,480)	217,696	679,124	1,465	(8,599)
Surrenders and Death Benefits (note 3 and note 5)	(2,624,502)	(2,932,356)	(7,486,520)	(7,216,122)	(143,266)	(331,598)	(294,501)	(177,601)
Net policy repayments (loans) (note 4)	276,547	(296,286)	(196,001)	(532,572)	(15,226)	(22,143)	(8,494)	503
Redemptions to pay cost of insurance charges and administration charges (note 5)	(3,065,849)	(3,189,036)	(7,098,701)	(7,630,710)	(134,692)	(122,205)	(483,725)	(412,763)
Adjustments to maintain reserves	(993)	(4,000)	(8,791)	(4,500)	(15)	110	392	-

Net equity transactions	(2,919,889)	(3,546,466)	(11,540,364)	(9,148,719)	112,183	366,746	(22,444)	416,419

Net change in contract owners’ equity	4,870,706	(16,162,815)	14,802,744	(73,663,546)	593,916	(914,813)	763,047	(1,345,645)
Contract owners’ equity beginning of period	29,445,988	45,608,803	83,236,910	156,900,456	1,018,628	1,933,441	2,451,436	3,797,081

Contract owners’ equity end of period	$34,316,694	29,445,988	98,039,654	83,236,910	1,612,544	1,018,628	3,214,483	2,451,436

CHANGES IN UNITS:
Beginning units	101,048	115,363	305,223	329,483	9,988	8,579	25,036	22,053
Units purchased	13,429	15,297	37,766	39,813	4,538	6,345	8,406	8,654
Units redeemed	(22,718)	(29,612)	(78,167)	(64,073)	(3,736)	(4,936)	(8,008)	(5,671)

Ending units	91,759	101,048	264,822	305,223	10,790	9,988	25,434	25,036

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FF10S		FF20S		FF30S		FGP
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$10,693	7,674	31,708	17,500	14,518	14,952	(222,590)	218,908
Realized gain (loss) on investments	(21,516)	(4,783)	(76,593)	36	(57,513)	(55,611)	(16,744,109)	(9,512,954)
Change in unrealized gain (loss) on investments	80,817	(137,602)	241,720	(403,653)	271,767	(513,291)	41,479,823	(82,130,781)
Reinvested capital gains	2,611	17,526	11,694	48,394	11,972	75,736	85,351	-

Net increase (decrease) in contract owners’ equity resulting from operations	72,605	(117,185)	208,529	(337,723)	240,744	(478,214)	24,598,475	(91,424,827)

Equity transactions:
Purchase payments received from contract owners	19,489	13,264	54,304	64,587	110,740	137,580	11,243,273	13,488,541
Transfers between funds (note 5)	6,592	198,898	302,918	184,164	101,383	(75,584)	(3,362,364)	(3,697,321)
Surrenders and Death Benefits (note 3 and note 5)	(23,858)	(294,829)	(38,202)	(9,838)	(51,351)	(905)	(10,180,460)	(11,584,707)
Net policy repayments (loans) (note 4)	(2,471)	-	(218)	154	408	77,696	248,464	(390,207)
Redemptions to pay cost of insurance charges and administration charges (note 5)	(18,380)	(40,681)	(59,436)	(52,496)	(44,857)	(57,434)	(11,034,230)	(12,182,939)
Adjustments to maintain reserves	(93)	12	(66)	32	(10)	37	(12,240)	18,500

Net equity transactions	(18,721)	(123,336)	259,300	186,603	116,313	81,390	(13,097,557)	(14,348,133)

Net change in contract owners’ equity	53,884	(240,521)	467,829	(151,120)	357,057	(396,824)	11,500,918	(105,772,960)
Contract owners’ equity beginning of period	312,524	553,045	727,539	878,659	751,003	1,147,827	98,150,957	203,923,917

Contract owners’ equity end of period	$366,408	312,524	1,195,368	727,539	1,108,060	751,003	109,651,875	98,150,957

CHANGES IN UNITS:
Beginning units	3,319	4,370	8,101	6,538	8,736	8,209	380,893	417,459
Units purchased	320	1,815	5,192	2,124	2,236	2,863	57,583	62,928
Units redeemed	(482)	(2,866)	(2,882)	(561)	(1,091)	(2,336)	(105,286)	(99,494)

Ending units	3,157	3,319	10,411	8,101	9,881	8,736	333,190	380,893

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FGS		FHIPR		FIGBP		FIGBS
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$(7,111)	537	271,804	262,144	2,981,574	1,564,142	96,485	42,576
Realized gain (loss) on investments	(88,640)	56,439	(296,373)	(238,997)	(563,041)	(1,221,231)	(10,371)	(29,593)
Change in unrealized gain (loss) on investments	540,361	(1,351,963)	1,321,978	(854,494)	2,509,871	(2,015,027)	74,819	(72,810)
Reinvested capital gains	1,501	-	-	-	145,038	35,989	4,883	1,039

Net increase (decrease) in contract owners’ equity resulting from operations	446,111	(1,294,987)	1,297,409	(831,347)	5,073,442	(1,636,127)	165,816	(58,788)

Equity transactions:
Purchase payments received from contract owners	443,270	583,470	766,422	898,534	3,324,479	3,294,766	225,158	267,021
Transfers between funds (note 5)	(10,311)	122,125	292,128	(373,653)	2,474,792	(3,543,619)	760	49,116
Surrenders and Death Benefits (note 3 and note 5)	(271,662)	(165,656)	(372,039)	(274,797)	(4,127,777)	(6,099,303)	(88,101)	(248,891)
Net policy repayments (loans) (note 4)	(1,641)	(3,358)	(31,282)	(29,757)	(238,343)	(273,333)	(195)	(428)
Redemptions to pay cost of insurance charges and administration charges (note 5)	(301,342)	(258,189)	(369,061)	(288,658)	(3,235,111)	(3,172,267)	(118,521)	(145,395)
Adjustments to maintain reserves	125	-	179	(91)	(3,569)	(7,000)	60	-

Net equity transactions	(141,561)	278,392	286,347	(68,422)	(1,805,529)	(9,800,756)	19,161	(78,577)

Net change in contract owners’ equity	304,550	(1,016,595)	1,583,756	(899,769)	3,267,913	(11,436,883)	184,977	(137,365)
Contract owners’ equity beginning of period	1,550,016	2,566,611	2,495,409	3,395,178	35,216,723	46,653,606	1,133,374	1,270,739

Contract owners’ equity end of period	$1,854,566	1,550,016	4,079,165	2,495,409	38,484,636	35,216,723	1,318,351	1,133,374

CHANGES IN UNITS:
Beginning units	16,514	14,322	33,979	34,486	138,130	181,072	10,024	10,782
Units purchased	4,875	6,003	24,477	18,783	36,251	23,647	2,380	3,463
Units redeemed	(5,855)	(3,811)	(19,564)	(19,290)	(45,604)	(66,589)	(2,248)	(4,221)

Ending units	15,534	16,514	38,892	33,979	128,777	138,130	10,156	10,024

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FMCS		FOP		FOPR		FOS
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$(10,162)	(45,472)	238,263	514,595	295,825	528,505	877	2,212
Realized gain (loss) on investments	(1,071,368)	(81,581)	(242,604)	1,210,368	(941,040)	529,190	(7,967)	24,263
Change in unrealized gain (loss) on investments	4,391,584	(8,589,870)	3,884,106	(20,579,915)	5,204,616	(18,724,942)	23,490	(126,904)
Reinvested capital gains	53,385	2,271,637	54,316	3,597,661	61,996	3,181,411	252	22,788

Net increase (decrease) in contract owners’ equity resulting from operations	3,363,439	(6,445,286)	3,934,081	(15,257,291)	4,621,397	(14,485,836)	16,652	(77,641)

Equity transactions:
Purchase payments received from contract owners	874,381	1,070,996	250,758	415,489	2,980,417	3,264,305	1,749	2,724
Transfers between funds (note 5)	(281,119)	(87,055)	(640,665)	(862,836)	(204,254)	604,246	(2,530)	(1,908)
Surrenders and Death Benefits (note 3 and note 5)	(886,745)	(678,567)	(1,709,649)	(2,265,835)	(1,801,082)	(1,969,460)	(9,085)	(46,792)
Net policy repayments (loans) (note 4)	(107,210)	41,565	81,885	(369,922)	(104,560)	(235,270)	(2,202)	(555)
Redemptions to pay cost of insurance charges and administration charges (note 5)	(784,972)	(823,455)	(1,491,243)	(1,693,254)	(1,406,014)	(1,445,721)	(12,975)	(24,736)
Adjustments to maintain reserves	(155)	100	(15,471)	1,568	2,845	30,070	81	-

Net equity transactions	(1,185,820)	(476,416)	(3,524,385)	(4,774,790)	(532,648)	248,170	(24,962)	(71,267)

Net change in contract owners’ equity	2,177,619	(6,921,702)	409,696	(20,032,081)	4,088,749	(14,237,666)	(8,310)	(148,908)
Contract owners’ equity beginning of period	9,559,231	16,480,933	17,834,053	37,866,134	18,340,348	32,578,014	88,714	237,622

Contract owners’ equity end of period	$11,736,850	9,559,231	18,243,749	17,834,053	22,429,097	18,340,348	80,404	88,714

CHANGES IN UNITS:
Beginning units	50,517	52,370	69,280	88,555	154,536	150,134	634	948
Units purchased	9,706	9,033	2,576	2,115	35,587	39,476	16	17
Units redeemed	(16,121)	(10,886)	(16,635)	(21,390)	(40,692)	(35,074)	(192)	(331)

Ending units	44,102	50,517	55,221	69,280	149,431	154,536	458	634

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FOSR		FVSS		FTVRDI		FTVSVI
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$25,332	40,968	(1,717)	(443)	55,632	105,385	70,464	51,842
Realized gain (loss) on investments	(143,550)	(2,754)	(450,832)	(212,212)	(1,942,531)	(129,593)	(564,534)	69,290
Change in unrealized gain (loss) on investments	546,977	(1,367,448)	1,138,724	(1,567,862)	2,644,667	(2,473,157)	1,638,428	(3,279,809)
Reinvested capital gains	5,594	227,850	-	458,573	-	58,853	249,715	543,364

Net increase (decrease) in contract owners’ equity resulting from operations	434,353	(1,101,384)	686,175	(1,321,944)	757,768	(2,438,512)	1,394,073	(2,615,313)

Equity transactions:
Purchase payments received from contract owners	464,801	611,175	146,598	183,285	491,034	611,746	537,344	630,910
Transfers between funds (note 5)	91,255	36,333	335,201	(185,268)	(601,332)	(216,867)	(129,009)	(88,560)
Surrenders and Death Benefits (note 3 and note 5)	(148,866)	(80,450)	(104,773)	(63,563)	(464,747)	(652,260)	(476,914)	(429,292)
Net policy repayments (loans) (note 4)	(4,955)	(3,794)	(50,011)	(1,968)	(88,351)	(33,979)	(17,053)	(38,637)
Redemptions to pay cost of insurance charges and administration charges (note 5)	(270,107)	(215,072)	(139,786)	(131,623)	(535,169)	(590,194)	(467,835)	(477,891)
Adjustments to maintain reserves	527	(1,558)	821	-	(171)	(119)	262	(400)

Net equity transactions	132,655	346,634	188,050	(199,137)	(1,198,736)	(881,673)	(553,205)	(403,870)

Net change in contract owners’ equity	567,008	(754,750)	874,225	(1,521,081)	(440,968)	(3,320,185)	840,868	(3,019,183)
Contract owners’ equity beginning of period	1,500,769	2,255,519	1,221,020	2,742,101	6,575,907	9,896,092	5,159,567	8,178,749

Contract owners’ equity end of period	$2,067,777	1,500,769	2,095,245	1,221,020	6,134,939	6,575,907	6,000,435	5,159,567

CHANGES IN UNITS:
Beginning units	15,108	12,637	10,420	11,327	49,884	55,089	33,596	35,735
Units purchased	6,112	5,694	4,333	2,971	22,829	22,393	8,789	5,806
Units redeemed	(4,646)	(3,223)	(3,779)	(3,878)	(33,101)	(27,598)	(12,133)	(7,945)

Ending units	16,574	15,108	10,974	10,420	39,612	49,884	30,252	33,596

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FTVDM3		TIF		FTVGI3		FTVFA2
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$59,840	43,738	35,826	31,877	264,341	44,469	170	10
Realized gain (loss) on investments	(382,300)	(56,359)	(54,880)	86,409	39,365	40,437	(8)	(32)
Change in unrealized gain (loss) on investments	1,233,133	(1,853,307)	362,182	(1,088,955)	11,638	(28,153)	426	(155)
Reinvested capital gains	6,753	409,253	48,680	153,489	-	-	-	10

Net increase (decrease) in contract owners’ equity resulting from operations	917,426	(1,456,675)	391,808	(817,180)	315,344	56,753	588	(167)

Equity transactions:
Purchase payments received from contract owners	211,629	275,966	50,382	61,999	100,282	68,866	948	186
Transfers between funds (note 5)	599,094	57,830	79,020	(59,073)	317,327	693,660	7,162	418
Surrenders and Death Benefits (note 3 and note 5)	(123,149)	(105,983)	(47,961)	(114,052)	(131,326)	(24,726)	-	-
Net policy repayments (loans) (note 4)	(3,060)	(18,076)	(40,238)	(3,211)	(4,868)	(19,427)	-	-
Redemptions to pay cost of insurance charges and administration charges (note 5)	(161,971)	(169,933)	(113,120)	(109,161)	(126,258)	(55,614)	(966)	(85)
Adjustments to maintain reserves	(12)	115	(393)	153	(124)	37	(35)	(1)

Net equity transactions	522,531	39,919	(72,310)	(223,345)	155,033	662,796	7,109	518

Net change in contract owners’ equity	1,439,957	(1,416,756)	319,498	(1,040,525)	470,377	719,549	7,697	351
Contract owners’ equity beginning of period	1,316,119	2,732,875	1,116,918	2,157,443	1,605,824	886,275	351	-

Contract owners’ equity end of period	$2,756,076	1,316,119	1,436,416	1,116,918	2,076,201	1,605,824	8,048	351

CHANGES IN UNITS:
Beginning units	13,515	13,184	3,391	4,015	12,536	7,296	5	-
Units purchased	7,842	4,153	206	317	5,693	8,008	101	6
Units redeemed	(4,849)	(3,822)	(1,070)	(941)	(4,475)	(2,768)	(12)	(1)

Ending units	16,508	13,515	2,527	3,391	13,754	12,536	94	5

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	AMINS		AMCG		AMTP		AMRS
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$(1,555)	(4,736)	(4,675)	(9,181)	8,050	(34,788)	(693)	808
Realized gain (loss) on investments	(280,140)	(37,830)	(440,030)	22,420	(10,537,066)	5,638	(78,573)	(5,029)
Change in unrealized gain (loss) on investments	348,993	(302,774)	602,613	(749,989)	15,991,938	(21,414,996)	123,212	(122,589)
Reinvested capital gains	-	6	-	-	354,306	4,373,623	-	483

Net increase (decrease) in contract owners’ equity resulting from operations	67,298	(345,334)	157,908	(736,750)	5,817,228	(17,070,523)	43,946	(126,327)

Equity transactions:
Purchase payments received from contract owners	30,913	64,642	59,277	108,878	953,146	1,828,401	12,301	15,787
Transfers between funds (note 5)	(442,164)	(322,996)	(986,157)	273,434	(15,397,031)	284,713	(204,619)	59,192
Surrenders and Death Benefits (note 3 and note 5)	(10,985)	(25,675)	(45,921)	(27,001)	(1,957,722)	(2,489,797)	-	(9,462)
Net policy repayments (loans) (note 4)	(1,050)	(2,904)	(14,172)	(15,939)	37,822	(117,246)	(275)	(248)
Redemptions to pay cost of insurance charges and administration charges (note 5)	(24,911)	(42,638)	(64,530)	(90,181)	(1,010,505)	(1,679,426)	(3,998)	(6,603)
Adjustments to maintain reserves	(97)	(61)	694	38	(314)	(10,500)	(13)	10

Net equity transactions	(448,294)	(329,632)	(1,050,809)	249,229	(17,374,604)	(2,183,855)	(196,604)	58,676

Net change in contract owners’ equity	(380,996)	(674,966)	(892,901)	(487,521)	(11,557,376)	(19,254,378)	(152,658)	(67,651)
Contract owners’ equity beginning of period	382,454	1,057,420	1,051,885	1,539,406	15,082,866	34,337,244	152,658	220,309

Contract owners’ equity end of period	$1,458	382,454	158,984	1,051,885	3,525,490	15,082,866	-	152,658

CHANGES IN UNITS:
Beginning units	4,896	7,201	6,626	5,229	129,860	138,527	2,174	1,683
Units purchased	470	1,612	622	2,437	10,552	20,476	198	714
Units redeemed	(5,351)	(3,917)	(7,045)	(1,040)	(134,876)	(29,143)	(2,372)	(223)

Ending units	15	4,896	203	6,626	5,536	129,860	-	2,174

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	AMFAS		AMSRS		OVGR		OVGS3

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(4,103)	(5,892)	9,604	14,005	(13,667)	(28,094)	103,554	72,222
Realized gain (loss) on investments	(99,859)	(18,619)	(165,751)	1,220	(158,759)	40,929	(582,246)	(111,490)
Change in unrealized gain (loss) on investments	225,585	(402,045)	311,912	(526,326)	1,454,538	(2,752,212)	2,635,266	(5,162,713)

Reinvested capital gains	-	29,742	-	70,790	-	-	146,585	609,654

Net increase (decrease) in contract owners’ equity resulting from operations	121,623	(396,814)	155,765	(440,311)	1,282,112	(2,739,377)	2,303,159	(4,592,327)

Equity transactions:
Purchase payments received from contract owners	58,708	80,962	58,640	67,273	580,851	782,165	1,159,071	1,532,011
Transfers between funds (note 5)	4,602	24,486	(132,990)	71,840	(351,253)	34,369	(576,451)	116,745
Surrenders and Death Benefits (note 3 and note 5)	(81,283)	(67,817)	(51,911)	(59,250)	(532,246)	(625,932)	(738,977)	(916,560)
Net policy repayments (loans) (note 4)	762	(3,750)	(1,459)	(3,861)	(35,177)	(18,268)	(102,675)	10,380
Redemptions to pay cost of insurance charges and administration charges (note 5)	(69,343)	(68,752)	(44,771)	(56,462)	(456,920)	(451,406)	(743,514)	(770,099)
Adjustments to maintain reserves	1,191	(3,000)	172	37	89	(300)	862	(999)

Net equity transactions	(85,363)	(37,871)	(172,319)	19,577	(794,656)	(279,372)	(1,001,684)	(28,522)

Net change in contract owners’ equity	36,260	(434,685)	(16,554)	(420,734)	487,456	(3,018,749)	1,301,475	(4,620,849)
Contract owners’ equity beginning of period	605,946	1,040,631	679,510	1,100,244	3,148,779	6,167,528	6,469,687	11,090,536

Contract owners’ equity end of period	$642,206	605,946	662,956	679,510	3,636,235	3,148,779	7,771,162	6,469,687

CHANGES IN UNITS:
Beginning units	5,711	6,024	5,980	5,851	39,286	41,017	67,077	68,253
Units purchased	1,016	1,303	649	1,307	7,418	11,251	13,352	17,060
Units redeemed	(1,952)	(1,616)	(2,717)	(1,178)	(15,463)	(12,982)	(22,328)	(18,236)

Ending units	4,775	5,711	3,912	5,980	31,241	39,286	58,101	67,077

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	OVGS		OVHI3		OVHI		OVGI

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$27,139	21,098	(1,422)	16,891	(922)	39,394	24,719	26,473
Realized gain (loss) on investments	(151,404)	44,622	(152,217)	(15,855)	(383,066)	(93,042)	(161,691)	49,839
Change in unrealized gain (loss) on investments	583,615	(1,394,219)	201,130	(299,041)	415,214	(461,537)	653,458	(1,662,210)
Reinvested capital gains	35,390	160,791	-	-	-	-	-	208,418

Net increase (decrease) in contract owners’ equity resulting from operations	494,740	(1,167,708)	47,491	(298,005)	31,226	(515,185)	516,486	(1,377,480)

Equity transactions:
Purchase payments received from contract owners	57,096	60,665	93,157	114,889	18,933	11,142	288,818	365,406
Transfers between funds (note 5)	(253,113)	(106,225)	(20,030)	106,093	(9,275)	(44,093)	(238,119)	(166,631)
Surrenders and Death Benefits (note 3 and note 5)	(117,533)	(98,989)	(9,729)	(8,662)	(17,299)	(19,707)	(131,480)	(300,707)
Net policy repayments (loans) (note 4)	1,756	18,715	241	(7,391)	8,213	(1,782)	(1,940)	(1,825)
Redemptions to pay cost of insurance charges and administration charges (note 5)	(115,915)	(135,371)	(19,252)	(15,312)	(41,553)	(57,508)	(212,892)	(249,122)
Adjustments to maintain reserves	(805)	-	57	392	33	8	(488)	(1,100)

Net equity transactions	(428,514)	(261,205)	44,444	190,009	(40,948)	(111,940)	(296,101)	(353,979)

Net change in contract owners’ equity	66,226	(1,428,913)	91,935	(107,996)	(9,722)	(627,125)	220,385	(1,731,459)
Contract owners’ equity beginning of period	1,626,364	3,055,277	163,198	271,194	130,648	757,773	2,104,570	3,836,029

Contract owners’ equity end of period	$1,692,590	1,626,364	255,133	163,198	120,926	130,648	2,324,955	2,104,570

CHANGES IN UNITS:
Beginning units	7,895	9,126	8,100	2,821	3,768	4,957	22,083	24,468
Units purchased	176	489	4,581	5,915	517	335	3,954	4,703
Units redeemed	(3,194)	(1,720)	(2,619)	(636)	(1,998)	(1,524)	(7,038)	(7,088)

Ending units	4,877	7,895	10,062	8,100	2,287	3,768	18,999	22,083

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	OVSC		PMVFBA		PMVLDA		PVGIB

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$3,619	(3,847)	119	-	975	-	2,971	4,448
Realized gain (loss) on investments	(260,723)	(92,122)	509	-	440	-	(133,664)	(72,634)
Change in unrealized gain (loss) on investments	692,310	(966,397)	(3,785)	-	(2,105)	-	162,404	(135,106)
Reinvested capital gains	-	119,749	980	-	5,353	-	-	56,667

Net increase (decrease) in contract owners’ equity resulting from operations	435,206	(942,617)	(2,177)	-	4,663	-	31,711	(146,625)

Equity transactions:
Purchase payments received from contract owners	123,681	177,137	564	-	2,576	-	26,889	35,429
Transfers between funds (note 5)	(83,497)	(128,578)	101,173	-	139,583	-	(40,264)	(23,539)
Surrenders and Death Benefits (note 3 and note 5)	(204,629)	(140,085)	-	-	-	-	(39,256)	(48,389)
Net policy repayments (loans) (note 4)	(59,077)	(7,635)	-	-	-	-	3,051	76
Redemptions to pay cost of insurance charges and administration charges (note 5)	(121,767)	(134,009)	(835)	-	(2,565)	-	(24,716)	(23,230)
Adjustments to maintain reserves	(348)	9	(9,479)	-	(6,220)	-	(193)	12

Net equity transactions	(345,637)	(233,161)	91,423	-	133,374	-	(74,489)	(59,641)

Net change in contract owners’ equity	89,569	(1,175,778)	89,246	-	138,037	-	(42,778)	(206,266)
Contract owners’ equity beginning of period	1,379,569	2,555,347	-	-	-	-	198,497	404,763

Contract owners’ equity end of period	$1,469,138	1,379,569	89,246	-	138,037	-	155,719	198,497

CHANGES IN UNITS:
Beginning units	10,063	11,379	-	-	-	-	2,001	2,406
Units purchased	1,384	2,419	958	-	1,357	-	321	480
Units redeemed	(3,881)	(3,735)	(140)	-	(101)	-	(1,032)	(885)

Ending units	7,566	10,063	818	-	1,256	-	1,290	2,001

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	PVTIGB		PVTVB		TRBCG2		TREI2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(851)	3,427	(318)	(2,912)	(7,241)	(9,870)	17,495	30,824
Realized gain (loss) on investments	(147,374)	5,531	14,993	(2,492)	(152,789)	54,025	(234,025)	(170,548)
Change in unrealized gain (loss) on investments	162,646	(173,933)	232,435	(184,450)	506,172	(846,757)	632,712	(892,360)
Reinvested capital gains	-	38,191	-	-	-	-	-	61,487

Net increase (decrease) in contract owners’ equity resulting from operations	14,421	(126,784)	247,110	(189,854)	346,142	(802,602)	416,182	(970,597)

Equity transactions:
Purchase payments received from contract owners	4,126	6,579	24,802	27,995	124,766	149,164	232,141	212,682
Transfers between funds (note 5)	(28,451)	8,700	605,761	(12,541)	(91,202)	123,251	6,614	276,812
Surrenders and Death Benefits (note 3 and note 5)	(40,764)	(42)	(19,544)	(5,875)	(154,763)	(521,734)	(136,910)	(205,175)
Net policy repayments (loans) (note 4)	90	372	(28,049)	16,150	4,315	(1,759)	248	(3,759)
Redemptions to pay cost of insurance charges and administration charges (note 5)	(11,254)	(8,575)	(29,872)	(23,044)	(110,175)	(102,216)	(158,559)	(226,200)
Adjustments to maintain reserves	(728)	-	(580)	-	35	90	(131)	(11)

Net equity transactions	(76,981)	7,034	552,518	2,685	(227,024)	(353,204)	(56,597)	54,349

Net change in contract owners’ equity	(62,560)	(119,750)	799,628	(187,169)	119,118	(1,155,806)	359,585	(916,248)
Contract owners’ equity beginning of period	170,324	290,074	307,741	494,910	1,037,913	2,193,719	1,520,540	2,436,788

Contract owners’ equity end of period	$107,764	170,324	1,107,369	307,741	1,157,031	1,037,913	1,880,125	1,520,540

CHANGES IN UNITS:
Beginning units	524	560	3,194	3,387	13,346	16,056	18,840	19,103
Units purchased	39	35	1,860	343	2,563	4,328	5,770	6,979
Units redeemed	(180)	(71)	(882)	(536)	(5,338)	(7,038)	(5,873)	(7,242)

Ending units	383	524	4,172	3,194	10,571	13,346	18,737	18,840

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	TRLT2		VWBFR		VWBF		VWEMR

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$19,285	25,690	148,144	337,914	130,037	378,541	(55,367)	(95,435)
Realized gain (loss) on investments	15,065	3,689	(34,784)	(130,456)	(101,414)	(89,707)	(3,842,379)	(831,695)
Change in unrealized gain (loss) on investments	30,188	(35,641)	88,366	(118,888)	169,592	(184,764)	11,037,270	(18,622,806)
Reinvested capital gains	-	-	-	-	-	-	700,045	6,953,440

Net increase (decrease) in contract owners’ equity resulting from operations	64,538	(6,262)	201,726	88,570	198,215	104,070	7,839,569	(12,596,496)

Equity transactions:
Purchase payments received from contract owners	43,952	38,563	620,160	528,604	57,152	83,870	1,572,020	1,448,315
Transfers between funds (note 5)	(1,116,619)	759,317	20,775	1,082,751	70,370	134,478	(751,009)	410,895
Surrenders and Death Benefits (note 3 and note 5)	(45,633)	(3,882)	(477,913)	(393,466)	(474,748)	(375,485)	(1,190,646)	(1,083,524)
Net policy repayments (loans) (note 4)	(25,877)	(1,366)	(20,922)	(43,693)	(6,473)	(71,204)	(58,412)	(80,164)
Redemptions to pay cost of insurance charges and administration charges (note 5)	(60,552)	(49,340)	(344,767)	(327,177)	(298,806)	(294,777)	(763,750)	(687,569)
Adjustments to maintain reserves	64	(68)	(2,942)	3,121	(2,256)	(4,200)	(21,663)	24,768

Net equity transactions	(1,204,665)	743,224	(205,609)	850,140	(654,761)	(527,318)	(1,213,460)	32,721

Net change in contract owners’ equity	(1,140,127)	736,962	(3,883)	938,710	(456,546)	(423,248)	6,626,109	(12,563,775)
Contract owners’ equity beginning of period	1,140,127	403,165	4,954,047	4,015,337	4,381,321	4,804,569	7,283,105	19,846,880

Contract owners’ equity end of period	$-	1,140,127	4,950,164	4,954,047	3,924,775	4,381,321	13,909,214	7,283,105

CHANGES IN UNITS:
Beginning units	10,415	3,708	28,883	26,479	10,846	13,677	53,636	49,551
Units purchased	2,989	9,371	10,478	15,686	584	1,224	13,969	18,095
Units redeemed	(13,404)	(2,664)	(12,525)	(13,282)	(2,540)	(4,055)	(21,555)	(14,010)

Ending units	-	10,415	26,836	28,883	8,890	10,846	46,050	53,636

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	VWEM		VWHAR		VWHA		VWRER

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(62,903)	(137,700)	(33,694)	(35,924)	(22,486)	(29,502)	(20,178)	236,666
Realized gain (loss) on investments	(1,586,007)	959,050	(559,243)	464,091	295,457	1,317,212	(2,986,959)	(480,291)
Change in unrealized gain (loss) on investments	10,502,504	(31,033,531)	4,074,484	(7,581,132)	2,353,093	(7,099,470)	4,155,367	(4,064,659)
Reinvested capital gains	910,472	11,018,409	38,766	1,642,405	30,961	1,448,943	-	871,777

Net increase (decrease) in contract owners’ equity resulting from operations	9,764,066	(19,193,772)	3,520,313	(5,510,560)	2,657,025	(4,362,817)	1,148,230	(3,436,507)

Equity transactions:
Purchase payments received from contract owners	41,276	157,058	891,320	652,260	65,588	120,247	(549,215)	494,473
Transfers between funds (note 5)	(142,351)	(1,247,154)	774,419	1,248,621	(374,411)	402,260	(2,895,883)	(109,436)
Surrenders and Death Benefits (note 3 and note 5)	(1,374,611)	(1,474,381)	(607,881)	(612,796)	(533,021)	(561,244)	(272,309)	(330,116)
Net policy repayments (loans) (note 4)	(51,793)	197,589	(51,367)	(126,024)	132,290	(85,290)	(712)	(43,772)
Redemptions to pay cost of insurance charges and administration charges (note 5)	(752,531)	(887,750)	(492,767)	(490,673)	(380,710)	(306,496)	(301,212)	(323,014)
Adjustments to maintain reserves	(755)	7,000	(22,030)	(11,310)	(32)	2,500	3,214	(1,178)

Net equity transactions	(2,280,765)	(3,247,638)	491,694	660,078	(1,090,296)	(428,023)	(4,016,117)	(313,043)

Net change in contract owners’ equity	7,483,301	(22,441,410)	4,012,007	(4,850,482)	1,566,729	(4,790,840)	(2,867,887)	(3,749,550)
Contract owners’ equity beginning of period	9,585,754	32,027,164	6,301,428	11,151,910	5,007,996	9,798,836	2,867,887	6,617,437

Contract owners’ equity end of period	$17,069,055	9,585,754	10,313,435	6,301,428	6,574,725	5,007,996	-	2,867,887

CHANGES IN UNITS:
Beginning units	46,592	56,497	26,325	24,100	9,861	11,498	24,291	24,320
Units purchased	1,445	1,232	11,656	11,063	945	1,585	5,409	6,147
Units redeemed	(11,113)	(11,137)	(10,326)	(8,838)	(2,086)	(3,222)	(29,700)	(6,176)

Ending units	36,924	46,592	27,655	26,325	8,720	9,861	-	24,291

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	VVEI		VVHYB		VVMCI		VVHGB

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$61,095	50,926	63,270	57,161	19,039	17,772	42,878	44,017
Realized gain (loss) on investments	(231,423)	(87,453)	(47,977)	(32,776)	(392,407)	(47,396)	10,513	19,492
Change in unrealized gain (loss) on investments	420,696	(830,777)	266,731	(232,873)	1,121,431	(1,787,412)	6,489	(7,260)
Reinvested capital gains	4,402	174,240	-	-	105,182	389,966	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	254,770	(693,064)	282,024	(208,488)	853,245	(1,427,070)	59,880	56,249

Equity transactions:
Purchase payments received from contract owners	324,468	466,476	209,900	280,841	585,884	806,264	221,943	300,583
Transfers between funds (note 5)	40,126	(26,603)	8,753	(33,763)	(100,222)	49,190	129,383	45,771
Surrenders and Death Benefits (note 3 and note 5)	(256,702)	(216,457)	(61,666)	(42,048)	(276,131)	(209,292)	(164,629)	(336,834)
Net policy repayments (loans) (note 4)	(2,827)	(7,983)	(2,023)	(3,880)	(11,863)	(1,748)	(8,893)	(798)
Redemptions to pay cost of insurance charges and administration charges (note 5)	(283,993)	(235,503)	(114,845)	(98,317)	(388,079)	(331,251)	(167,122)	(156,349)
Adjustments to maintain reserves	179	-	158	-	109	(435)	34	-

Net equity transactions	(178,749)	(20,070)	40,277	102,833	(190,302)	312,728	10,716	(147,627)

Net change in contract owners’ equity	76,021	(713,134)	322,301	(105,655)	662,943	(1,114,342)	70,596	(91,378)
Contract owners’ equity beginning of period	1,490,598	2,203,732	730,689	836,344	2,113,587	3,227,929	1,146,739	1,238,117

Contract owners’ equity end of period	$1,566,619	1,490,598	1,052,990	730,689	2,776,530	2,113,587	1,217,335	1,146,739

CHANGES IN UNITS:
Beginning units	12,814	12,966	6,995	6,190	17,877	15,734	9,239	10,397
Units purchased	3,451	3,630	2,286	2,664	4,857	5,934	3,378	5,075
Units redeemed	(4,622)	(3,782)	(1,952)	(1,859)	(5,844)	(3,791)	(3,271)	(6,233)

Ending units	11,643	12,814	7,329	6,995	16,890	17,877	9,346	9,239

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	WRASP		SVDF		SVOF		WFVSCG

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(193)	-	(28,529)	(67,846)	(21,967)	79,064	(76)	-
Realized gain (loss) on investments	268	-	(32,175)	420,932	(2,677,913)	302,176	709	-
Change in unrealized gain (loss) on investments	726	-	1,392,408	(5,354,863)	4,051,946	(5,037,566)	1,244	-
Reinvested capital gains	-	-	-	-	-	1,499,772	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	801	-	1,331,704	(5,001,777)	1,352,066	(3,156,554)	1,877	-

Equity transactions:
Purchase payments received from contract owners	116	-	522,663	880,013	315,037	584,346	753	-
Transfers between funds (note 5)	157,930	-	(6,416,856)	(268,238)	(5,139,491)	(191,427)	41,911	-
Surrenders and Death Benefits (note 3 and note 5)	-	-	(497,201)	(624,152)	(200,077)	(792,115)	-	-
Net policy repayments (loans) (note 4)	-	-	(3,235)	(26,891)	(8,213)	(7,855)	-	-
Redemptions to pay cost of insurance charges and administration charges (note 5)	(2,008)	-	(411,174)	(696,710)	(326,728)	(531,179)	(773)	-
Adjustments to maintain reserves	1,747	-	(2,928)	4,304	(16)	(2,000)	(26)	-

Net equity transactions	157,785	-	(6,808,731)	(731,674)	(5,359,488)	(940,230)	41,865	-

Net change in contract owners’ equity	158,586	-	(5,477,027)	(5,733,451)	(4,007,422)	(4,096,784)	43,742	-
Contract owners’ equity beginning of period	-	-	6,135,522	11,868,973	4,557,744	8,654,528	-	-

Contract owners’ equity end of period	$158,586	-	658,495	6,135,522	550,322	4,557,744	43,742	-

CHANGES IN UNITS:
Beginning units	-	-	124,354	133,855	51,776	58,374	-	-
Units purchased	1,380	-	11,836	18,634	3,839	7,526	756	-
Units redeemed	(48)	-	(132,834)	(28,135)	(54,137)	(14,124)	(423)	-

Ending units	1,332	-	3,356	124,354	1,478	51,776	333	-

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT-1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	BF4		SGRF4		VWRE
	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$150,192	705,267	(70,289)	(361,399)	(10,798)	165,858
Realized gain (loss) on investments	(11,938,236)	(702,560)	(4,726,698)	1,558,939	(1,864,095)	(83,360)
Change in unrealized gain (loss) on investments	11,216,817	(13,669,021)	6,214,892	(33,517,392)	2,500,409	(2,995,575)
Reinvested capital gains	-	3,831,314	-	-	-	606,814

Net increase (decrease) in contract owners’ equity resulting from operations	(571,227)	(9,835,000)	1,417,905	(32,319,852)	625,516	(2,306,263)

Equity transactions:
Purchase payments received from contract owners	(12,591,851)	2,143,720	(9,433,163)	3,788,733	(110,069)	36,715
Transfers between funds (note 5)	(12,001,624)	(452,063)	(26,598,631)	(584,559)	(1,847,227)	(317,895)
Surrenders and Death Benefits (note 3 and note 5)	(614,326)	(2,586,154)	(657,489)	(4,284,706)	(196,776)	(159,913)
Net policy repayments (loans) (note 4)	69,801	233,922	34,173	37,947	3,179	9,483
Redemptions to pay cost of insurance charges and administration charges (note 5)	(738,520)	(2,322,822)	(937,006)	(3,241,377)	(145,821)	(188,338)
Adjustments to maintain reserves	(76,563)	14,500	(47,881)	(14,000)	(8,127)	(14,500)

Net equity transactions	(25,953,083)	(2,968,897)	(37,639,997)	(4,297,962)	(2,304,841)	(634,448)

Net change in contract owners’ equity	(26,524,310)	(12,803,897)	(36,222,092)	(36,617,814)	(1,679,325)	(2,940,711)
Contract owners’ equity beginning of period	26,524,310	39,328,207	36,222,092	72,839,906	1,690,063	4,630,774

Contract owners’ equity end of period	$-	26,524,310	-	36,222,092	10,738	1,690,063

CHANGES IN UNITS:
Beginning units	48,504	54,224	83,922	90,685	9,119	11,517
Units purchased	2,367	6,642	3,675	11,798	180	287
Units redeemed	(50,871)	(12,362)	(87,597)	(18,561)	(9,299)	(2,685)

Ending units	-	48,504	-	83,922	-	9,119

See accompanying notes to financial statements.

The Nationwide Provident VLI Separate Account 1

Notes to Financial Statements

December 31, 2009 and 2008

(1) Organization

The Nationwide Provident VLI Separate Account 1 (Separate Account) was established by Nationwide Life Insurance Company of America (Nationwide Provident) under the provisions of the Pennsylvania Insurance Law. The Separate Account is a separate investment account to which assets are allocated to support the benefits payable under single premium, modified premium, scheduled premium and flexible premium adjustable variable life insurance policies (the Policies). The Nationwide NVIT Nationwide Fund Class IV, Nationwide NVIT Money Market Fund Class IV, Nationwide NVIT Government Bond Fund Class IV and J.P. Morgan NVIT Balanced Fund Class IV subaccounts are the only subaccounts available with single premium and scheduled premium policies.

On December 31, 2009 NLICA merged with Nationwide Life and Insurance Company (NLIC or the Company) with NLIC as the surviving entity.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

ALGER AMERICAN FUNDS

SmallCap Growth Portfolio - Class O Shares (AASCO)

BLACKROCK FUNDS

Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class II (MLVGA2)

JANUS FUNDS

Janus Aspen Series - Balanced Portfolio-Service Shares (JABS)

Janus Aspen Series - Forty Portfolio-Service Shares (JACAS)

Janus Aspen Series - Global Technology Portfolio-Service II Shares (JAGTS2)

Janus Aspen Series - Global Technology Portfolio-Service Shares (JAGTS)

Janus Aspen Series - INTECH Risk-Managed Core Portfolio-Service Shares (JARLCS)

Janus Aspen Series - Overseas Portfolio-Service II Shares (JAIGS2)

Janus Aspen Series - Overseas Portfolio-Service Shares (JAIGS)

MASSACHUSETTS FINANCIAL SERVICES CO.

Investors Growth Stock Series - Initial Class (MIGIC)

Value Series - Initial Class (MVFIC)

MORGAN STANLEY

Core Plus Fixed Income Portfolio - Class I (MSVFI)

Emerging Markets Debt Portfolio - Class I (MSEM)

U.S. Real Estate Portfolio - Class I (MSVRE)

NATIONWIDE FUNDS GROUP

AllianceBernstein NVIT Global Fixed Income Fund - Class III (NVAGF3)

AllianceBernstein NVIT Global Fixed Income Fund - Class VI (NVAGF6)

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

American Funds NVIT Bond Fund - Class II (GVABD2)

American Funds NVIT Global Growth Fund - Class II (GVAGG2)

American Funds NVIT Growth Fund - Class II (GVAGR2)

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

Federated NVIT High Income Bond Fund - Class I (HIBF)

Federated NVIT High Income Bond Fund - Class III (HIBF3)

Gartmore NVIT Emerging Markets Fund - Class I (GEM)

Gartmore NVIT Emerging Markets Fund - Class III (GEM3)

Gartmore NVIT Global Utilities Fund - Class I (GVGU1)

Gartmore NVIT Global Utilities Fund - Class III (GVGU)

Gartmore NVIT International Equity Fund - Class VI (NVIE6)

Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)*

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)

NVIT Cardinal Aggressive Fund - Class I (NVCRA1)

NVIT Cardinal Balanced Fund - Class I (NVCRB1)

NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)

NVIT Cardinal Conservative Fund - Class I (NVCCN1)

NVIT Cardinal Moderate Fund - Class I (NVCMD1)

NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)

NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)

NVIT Core Bond Fund - Class I (NVCBD1)

NVIT Core Plus Bond Fund - Class I (NVLCP1)

NVIT Fund-Class IV (TRF4)

NVIT Global Financial Services Fund - Class I (GVGF1)

NVIT Global Financial Services Fund - Class III (GVGFS)

NVIT Government Bond Fund - Class I (GBF)

NVIT Government Bond Fund - Class IV (GBF4)

NVIT Growth Fund - Class IV (CAF4)

NVIT Health Sciences Fund - Class I (GVGH1)

(Continued)

The Nationwide Provident VLI Separate Account 1 Notes to Financial Statements

NVIT Health Sciences Fund - Class III (GVGHS)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)*

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Multi - Manager International Growth Fund - Class III (NVMIG3)

NVIT Multi - Manager International Value Fund - Class III (GVDIV3)

NVIT Multi - Manager International Value Fund - Class IV (GVDIV4)

NVIT Multi - Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi - Manager Large Cap Value Fund - Class I (NVMLV1)

NVIT Multi - Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi - Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi - Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi - Manager Small Cap Value Fund - Class IV (SCVF4)

NVIT Multi - Manager Small Company Fund - Class IV (SCF4)

NVIT Multi - Sector Bond Fund - Class I (MSBF)

NVIT S&P 500 Index Fund - Class IV (GVEX4)

NVIT Short Term Bond Fund - Class II (NVSTB2)

NVIT Technology & Communications Fund - Class I (GGTC)

NVIT Technology & Communications Fund - Class III (GGTC3)

NVIT U.S. Growth Leaders Fund - Class I (GVUG1)

Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)

Templeton NVIT International Value Fund - Class III (NVTIV3)

Van Kampen NVIT Comstock Value Fund - Class IV (EIF4)

Van Kampen NVIT Real Estate Fund - Class I (NVRE1)

VaNVIT Money Market Fund - Class IV (SAM4)

NEUBERGER & BERMAN MANAGEMENT, INC.

Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)

Portfolios of the AIM Variable Insurance Funds

V.I. Basic Value Fund - Series I (AVBVI)

V.I. Capital Appreciation Fund - Series I (AVCA)

V.I. Capital Development Fund - Series I (AVCDI)

Portfolios of the AllianceBernstein Variable Products Series Fund, Inc.

VPS Growth and Income Portfolio - Class A (ALVGIA)

VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)

Portfolios of the American Century Variable Portfolios, Inc.

VP Income & Growth Fund - Class I (ACVIG)

VP Inflation Protection Fund - Class II (ACVIP2)

VP International Fund - Class I (ACVI)

VP International Fund - Class III (ACVI3) *

VP Mid Cap Value Fund - Class I (ACVMV1)

VP Ultra(R) Fund - Class I (ACVU1)

VP Value Fund - Class I (ACVV)

VP Vista(SM) Fund - Class I (ACVVS1)

Portfolios of the Dreyfus Investment Portfolios

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

Stock Index Fund, Inc. - Initial Shares (DSIF)

Portfolios of the Dreyfus Variable Investment Fund

Appreciation Portfolio - Initial Shares (DCAP)

Developing Leaders Portfolio - Initial Shares (DSC)

(Continued)

The Nationwide Provident VLI Separate Account 1 Notes to Financial Statements

Portfolios of the Federated Insurance Series

Capital Appreciation Fund II - Primary Shares (FVCA2P)

Clover Value Fund II - Primary Shares (FALF)

Quality Bond Fund II - Primary Shares (FQB)

Portfolios of the Fidelity Variable Insurance Products Fund Fidelity

Equity - Income Portfolio - Initial Class (FEIP)

High Income Portfolio - Initial Class (FHIP)

VIP Fund - Asset Manager Portfolio - Initial Class (FAMP)

VIP Fund - Contrafund Portfolio - Initial Class (FCP)

VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)

VIP Fund - Equity - Income Portfolio - Service Class (FEIS)

VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)

VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)

VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)

VIP Fund - Growth Portfolio - Initial Class (FGP)

VIP Fund - Growth Portfolio - Service Class (FGS)

VIP Fund - High Income Portfolio - Initial Class R (FHIPR)

VIP Fund - Investment Grade Bond Portfolio - Initial Class (FIGBP)

VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)

VIP Fund - Mid Cap Portfolio - Service Class (FMCS)

VIP Fund - Overseas Portfolio - Initial Class (FOP)

VIP Fund - Overseas Portfolio - Initial Class R (FOPR)

VIP Fund - Overseas Portfolio - Service Class (FOS)

VIP Fund - Overseas Portfolio - Service Class R (FOSR)

VIP Fund - Value Strategies Portfolio - Service Class (FVSS)

Portfolios of the Franklin Templeton Variable Insurance Products Trust

Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)

Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)

Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)

Templeton Foreign Securities Fund - Class 1 (TIF)

Templeton Global Bond Securities Fund - Class 3 (FTVGI3)

VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

Portfolios of the Neuberger Berman Advisers Management Trust

International Portfolio - S Class Shares (AMINS)

Mid - Cap Growth Portfolio - I Class Shares (AMCG)

Partners Portfolio - I Class Shares (AMTP)

Regency Portfolio - S Class Shares (AMRS)*

Small - Cap Growth Portfolio - S Class Shares (AMFAS)

Socially Responsive Portfolio - I Class Shares (AMSRS)

Portfolios of the Oppenheimer Variable Account Funds

Capital Appreciation Fund/VA - Non-Service Shares (OVGR)

Global Securities Fund/VA - Class 3 (OVGS3)

Global Securities Fund/VA - Non-Service Shares (OVGS)

High Income Fund/VA - Class 3 (OVHI3)

High Income Fund/VA - Non-Service Shares (OVHI)

Main Street Fund(R)/VA - Non-Service Shares (OVGI)

Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)

Portfolios of the PIMCO Variable Insurance Trust

Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)

Low Duration Portfolio - Administrative Class (PMVLDA)

Portfolios of the Putnam Variable Trust

Putnam VT Growth and Income Fund - IB Shares (PVGIB)

Putnam VT International Equity Fund - IB Shares (PVTIGB)

Putnam VT Voyager Fund - IB Shares (PVTVB)

T. ROWE PRICE

Blue Chip Growth Portfolio - II (TRBCG2)

Equity Income Portfolio - II (TREI2)

Limited - Term Bond Portfolio - II (TRLT2)*

VAN ECK ASSOCIATES CORPORATION

Worldwide Insurance Trust - Worldwide Bond Fund - Class R1 (VWBFR)

Worldwide Insurance Trust - Worldwide Bond Fund - Initial Class (VWBF)

Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Class R1 (VWEMR)

Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Initial Class (VWEM)

Worldwide Insurance Trust - Worldwide Hard Assets Fund - Class R1 (VWHAR)

Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class (VWHA)

Worldwide Insurance Trust - Worldwide Real Estate Fund - Class R1 (VWRER)*

VANGUARD GROUP OF INVESTMENT COMPANIES

Vanguard(R) Variable Insurance Funds - Equity Income Portfolio (VVEI)

Vanguard(R) Variable Insurance Funds - High Yield Bond Portfolio (VVHYB)

Vanguard(R) Variable Insurance Funds - Mid-Cap Index Portfolio (VVMCI)

Vanguard(R) Variable Insurance Funds - Total Bond Market Index Portfolio (VVHGB)

WADDELL & REED, INC.

Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)

(Continued)

The Nationwide Provident VLI Separate Account 1 Notes to Financial Statements

WELLS FARGO FUNDS

Advantage Funds Variable Trust - VT Discovery Fund (SVDF)

Advantage Funds Variable Trust - VT Opportunity Fund (SVOF)

Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)

Z CLOSED FUNDS

Worldwide Insurance Trust - Worldwide Real Estate Fund - Initial Class (obsolete) (VWRE)

*	At December 31, 2009, contract owners were not invested in the fund.
The policyholder’s equity is affected by the investment results of each fund, equity transactions by policyholders and certain contract expenses (see note 5).

Net premiums from in force policies are allocated to the subaccounts in accordance with policyholder instructions and are recorded as policyholders net premiums in the accompanying statements of changes in net assets. Such amounts are used to provide money to pay benefits under the policies. The Separate Account’s assets are the property of the Company.

Transfers between investment portfolios include transfers between the subaccounts and the Guaranteed Account (not shown), which is part of the Company’s general account.

A policyholder may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are available through the variable life policy and therefore, not available to the general public directly.

Some of the underlying mutual funds have been established by investment advisers, which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(2) Summary of Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Separate Account in preparing the accompanying financial statements.

Investment Valuation:

The fair value of the underlying mutual funds is based at the closing net asset value per share at December 31, 2009. Transactions are recorded on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date.

Realized Gains and Losses:

Realized gains and losses on sales of investment shares are determined using the specific identification basis for financial reporting and income tax purposes.

Federal Income Taxes:

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

Estimates:

The preparation of the accompanying financial statements required management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts from operations and policy transactions during the reporting period. Actual results could differ from those estimates.

Recently Issued Accounting Standards:

In September 2006, the FASB issued FASB ASC 820, Fair Value Measurements and Disclosures (SFAS No. 157, Fair Value Measurements). FASB ASC 820 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements and also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. FASB ASC 820 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances.

(Continued)

The Nationwide Provident VLI Separate Account 1 Notes to Financial Statements

FASB ASC 820 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Separate Account adopted FASB ASC 820 effective January 1, 2008. The adoption of FASB ASC 820 did not have a material impact on the Separate Account’s financial position or results of operations.

In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC 820, Fair Value Measurements and Disclosures. This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis if the investment does not have a readily determinable fair value and the investee has attributes of an investment company. For these investments, this update allows, as a practical expedient, the use of net asset value (NAV) as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale. The NAVs must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value. Additionally, the guidance provided updated disclosures for investments within its scope and noted that if the investor can redeem the investment with the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy. Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy. If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Separate Account adopted this guidance effective the period ending December 31, 2009. The adoption of this guidance did not have a material impact on the financial statements of the Separate Account.

Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(3) Death Benefits

Death benefit proceeds result in a redemption of policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. In the event that the guaranteed death benefit exceeds the account value on the date of death, the excess is paid by the Company’s general account.

(4) Policy Loans

Policy provisions allow policyholders to borrow up to the policy’s non-loaned surrender value (90% of cash surrender value for Options policies). Interest is charged on the outstanding loan and is due and payable at the end of each policy year or when the loan is repaid. Any unpaid interest is added to the loan balance and bears interest at the same loan rate.

At the time the loan is granted, the amount of the loan is transferred from the Separate Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made. Interest credited is paid by Nationwide Provident’s general account to the Separate Account. Loan repayments result in a transfer of collateral including interest back to the Separate Account.

(5) Expenses and Related Party Transactions

Deductions from Premiums

Nationwide Provident makes certain deductions from premiums before amounts are allocated to each subaccount selected by the policyholder. The deductions may include (1) state premium taxes (0-4% of premium/scheduled premium payments depending on the Insured state of residence), (2) premiums for supplementary benefits, (3) sales charges (5% of each scheduled base/unscheduled premium for Options policies only) and (4) premium processing charges and Federal tax charges (1.5-10% of premiums). Premiums adjusted for these deductions are recorded as net premiums in the statements of changes in net assets.

For the year ended December 31, 2009, total transfers between the Separate Account and the Company were $7,463,129. Transfers to and from the Separate Account to the fixed account are included in either redemptions, or transfers between funds on the accompanying Statements of Changes in Contract Owners’ Equity.

Mortality and Expense Charges

In addition to the aforementioned charges, each subaccount is charged for mortality and expense risks assumed by the Company. The annual rates charged to cover these risks range from 0.00% to 1.00% of the average daily net assets held for the benefit of policyholders. These charges are assessed through the daily unit value calculation.

(Continued)

The Nationwide Provident VLI Separate Account 1 Notes to Financial Statements

Cost of Insurance

Each subaccount is also charged by the Company for the cost of insurance protection, which is based on a number of variables such as issue age, sex, premium class, policy year and net amount at risk (death benefit less total policy account value). For single premium policies, the charge is accrued daily and deducted annually from the amount invested. For scheduled premium, modified premium and flexible premium adjustable policies, the charge is deducted monthly. The amount of the charge is computed based upon the amount of insurance provided during the year and the insured’s attained age. The cost of insurance charge is assessed monthly against each policy by liquidating units.

Administrative Charges

Depending upon the type of policy, additional recurring monthly deductions may be made for (1) administrative charges (current charges ranging from$3.25-$8.00; guaranteed maximum charges ranging from a flat fee of $12 to a range of $3.25 plus $0.015 per $1,000 of face amount to 12 plus $0.03 per $1,000 of face amount), (2) first year policy charges (current charges ranging from $5.00-$17.50; guaranteed maximum charges ranging from a flat fee of $5.00 to $17.50 or $12.00 plus $0.03 per $1,000 of Face Amount) and (3) supplementary charges (ranging from $0-0.11 per $1,000 of face amount). Optional monthly deductions for additional riders may be made for (1) disability waiver benefit rider which waives monthly deductions in the event of disability (current and guaranteed maximum charge ranging from $.01-$1.76 per $1,000 of net amount at risk), (2) disability waiver of premium benefit waives agreed upon premium in the event of disability (current and guaranteed maximum charges range from 2% to 23.2% of agreed upon premium amount to an annual rate of $0.17-$5.32 per $1,000 of Face Amount added to each scheduled premium payment. If the Special Premium Payment Provision is in effect, an annual rate of $0.16-$4.92 per $1,000 of Face Amount), (3) children’s term insurance rider which provides a death benefit for a covered child ($.52 per $1,000 of coverage), (4) additional insurance benefit rider or term insurance rider (current charge of $.02-$115.10 per $1,000 of coverage for single life policies and $0-$20.79 for survivorship policies; guaranteed maximum charge of $0.09-$420.82 per $1,000 of Rider coverage amount per month), (5) convertible term life insurance rider for term insurance on someone other than the primary insured individual (current charges of $.06-$113.17 per $1,000 of rider coverage; guaranteed maximum charge of $0.09-$420.82 per $1,000 of Rider Coverage amount per month), (6) minimum death benefit which guarantees a death benefit if specified premiums are paid (current and guaranteed maximum charges are $.01 per $1,000 of Guaranteed Minimum Death Benefit), (7) long term care accelerated benefit which pays an accelerated death benefit in the event of a covered illness ($.02-$3.24 per $1,000 of net amount at risk; no maximum amount is guaranteed), (8) long term care waiver benefit waives monthly deductions in the event of a covered illness ($.01-$3.47 per $1,000 of net amount at risk; no maximum amount is guaranteed), (9) long term care extended insurance benefit rider provides additional benefits after accelerated benefits are exhausted ($.01-$8.72 per $1,000 of rider coverage) and (10) four years survivorship term life insurance provides additional death benefits in the first four years of the policy (current charges ranging from $.03-$.15 per $1,000 of rider coverage; guaranteed maximum charge ranging from $0.03-$2.75 per $1,000 of Rider coverage amount per month). A face amount increase charge is made upon an increase in face amount (current charges are as low as $0.00; guaranteed maximum charges range from $50-$300 plus $0-$3 per $1,000 of face amount increase). During any given policy year, the first four or twelve transfers (depending on the policy) by a policyholder of amounts in the subaccounts are free of charge. A fee of $25 is assessed for each additional transfer. These charges are included in the Statements of Changes in Contract Owner’s Equity and are assessed against each policy by liquidating units.

The policies provide for an initial free-look period. If a policy is cancelled within certain time constraints, the policyholder will receive a refund equal to the policy account value plus reimbursements of certain deductions previously made under the policy. Where state law requires a minimum refund equal to gross premiums paid, the refund will instead equal the gross premiums paid on the policy and will not reflect investment experience.

If a policy is surrendered within the first 9-15 policy years (depending on the policy), a contingent deferred sales load charge and/or contingent deferred administrative charge is assessed. The deferred administrative charge ranges from $0-$5 per $1,000 face amount. The deferred sales load charge ranges from 6-35% of premiums paid up to the sales surrender cap. A deferred sales charge and/or a deferred administrative charge will be imposed if certain policies are surrendered or lapse at any time within 10-15 years after the effective date of an increase in face amount (similar charges applied to surrenders/lapses for the initial face amount are applied to the premiums related to the increase in face amount).

A portion of the deferred sales charge and/or deferred administrative charge will be deducted if the face amount is decreased in the first 10-15 years or the related increment of face amount is decreased within 10- 15 years after such increase took effect. These charges are included with administrative charges in the Statements of Changes in Contract Owner’s Equity and are assessed against each policy by liquidating units.

Upon the transfer of the subaccount value out of a subaccount within 60 days after allocation to that subaccount, certain subaccounts charge a fee of 1% of the amount transferred. These amounts are paid directly to the fund company, and are included in net investment income in the Statements of Operations.

The Company made a daily asset charge against the assets of the Zero Coupon Bond 2007 Series Subaccount. The charge was to reimburse the Company for the transaction charge paid directly by the Company to Merrill Lynch, Pierce, Fenner & Smith Incorporated (MLPFS) on the sale of the Zero Coupon Trust units to the Zero Coupon Bond 2007 Series Subaccount. The Company paid these amounts from general account assets. The amount of the asset charge currently was equivalent to an effective annual rate of .25% of the average daily net assets of each Subaccount. The charge was cost based (taking into

(Continued)

The Nationwide Provident VLI Separate Account 1 Notes to Financial Statements

account the loss of interest) with no anticipated element of profit for the Company. These charges were included in the statements of changes in net assets and were assessed against each policy by liquidating units.

The Company, or an affiliate, may receive compensation from a fund or its investment adviser or distributor (or affiliates thereof) in connection with administration, distribution, or other services provided with respect to the funds and their availability through the policies. The amount of this compensation is based upon a percentage of the assets of the fund attributable to the policies and other policies issued by the Company (or an affiliate). These percentages differ, and some funds, advisers, or distributors (or affiliates) may pay the Company more than others. The Company also may receive 12b-1 fees.

(6) Fair Value Measurement

FASB ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•
Level 1 – Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

•
Level 2 – Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products. These funds have no unfunded commitments or restrictions and the Separate Account always has the ability to redeem its interest in the funds with the investee at NAV daily. The investment objectives of these mutual funds are described by the fund name in note 1 and in more detail in the applicable product prospectus.

•
Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. The Separate Account invests only in funds with fair value measurements in the first two levels of the fair value hierarchy.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2009:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$0	$1,250,194,692	$0	$1,250,194,692
Net Accounts Payable of $311,626 are measured at settlement value which approximates the fair value payable to the short-term nature of such liabilities.

The Separate Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under FASB ASC 820.

The cost of purchases and sales of Investments for the year ended December 31, 2009 are as follows:

	Purchases of Investments	Sales of Investments
SmallCap Growth Portfolio - Class O Shares (AASCO)	$918,613	$2,863,762
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class II (MLVGA2)	421,708	14,856
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)	1,505,329	822,262
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)	1,319,771	710,965
Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)	204,545	221,593
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)	47,873	38,485
Janus Aspen Series - INTECH Risk-Managed Core Portfolio - Service Shares (JARLCS)	16,865	242,542
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)	1,456,983	1,252,979
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)	632,041	989,463
Investors Growth Stock Series - Initial Class (MIGIC)	166,624	158,264
Value Series - Initial Class (MVFIC)	685,766	1,097,717
Core Plus Fixed Income Portfolio - Class I (MSVFI)	194,944	841,339
Emerging Markets Debt Portfolio - Class I (MSEM)	353,399	480,567

(Continued)

The Nationwide Provident VLI Separate Account 1 Notes to Financial Statements

U.S. Real Estate Portfolio - Class I (MSVRE)	326,812	6,491,080
AllianceBernstein NVIT Global Fixed Income Fund - Class III (NVAGF3)	124,198	2,211
AllianceBernstein NVIT Global Fixed Income Fund - Class VI (NVAGF6)	98,477	404
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)	14,209	25
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)	92,279	71,345
American Funds NVIT Bond Fund - Class II (GVABD2)	150,137	158,483
American Funds NVIT Global Growth Fund - Class II (GVAGG2)	406,630	139,583
American Funds NVIT Growth Fund - Class II (GVAGR2)	352,303	143,133
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)	91,048	13,860
Federated NVIT High Income Bond Fund - Class I (HIBF)	810,369	548,622
Federated NVIT High Income Bond Fund - Class III (HIBF3)	957,206	359,339
Gartmore NVIT Emerging Markets Fund - Class I (GEM)	527,458	1,085,317
Gartmore NVIT Emerging Markets Fund - Class III (GEM3)	722,974	1,645,930
Gartmore NVIT Global Utilities Fund - Class I (GVGU1)	60,075	102,963
Gartmore NVIT Global Utilities Fund - Class III (GVGU)	273,331	824,723
Gartmore NVIT International Equity Fund - Class VI (NVIE6)	574,281	175,904
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)	15,957,367	1,134,594
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)	11,163	6,172
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)	101,791	108,899
NVIT Cardinal Balanced Fund - Class I (NVCRB1)	6,711	421
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)	279,427	34,017
NVIT Cardinal Conservative Fund - Class I (NVCCN1)	1,100	586
NVIT Cardinal Moderate Fund - Class I (NVCMD1)	296,708	56,441
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)	541,073	14,141
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)	4,079	6,940
NVIT Core Bond Fund - Class I (NVCBD1)	121,480	135,029
NVIT Core Plus Bond Fund - Class I (NVLCP1)	10,466	30,074
NVIT Fund - Class IV (TRF4)	5,663,735	25,554,146
NVIT Global Financial Services Fund - Class I (GVGF1)	50,943	198,450
NVIT Global Financial Services Fund - Class III (GVGFS)	216,760	470,157
NVIT Government Bond Fund - Class I (GBF)	184,380	349,257
NVIT Government Bond Fund - Class IV (GBF4)	4,646,668	5,112,425
NVIT Growth Fund - Class IV (CAF4)	841,943	2,508,315
NVIT Health Sciences Fund - Class I (GVGH1)	61,713	251,744
NVIT Health Sciences Fund - Class III (GVGHS)	77,031	268,284
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	947,226	1,626,150
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)	1,057	13
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	1,323,425	1,064,807
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	29,397,099	6,436,873
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	3,780,305	3,673,806
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	310,756	949,071
NVIT Mid Cap Index Fund - Class I (MCIF)	489,674	891,781
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)	1,739,714	213,206
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)	1,694,363	5,266,806
NVIT Multi-Manager International Value Fund - Class IV (GVDIV4)	509,471	5,746,710
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	1,640,305	253,834
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)	1,467,159	218,319
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	44,692,240	4,752,363
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	5,336,605	602,324
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	429,702	613,951
NVIT Multi-Manager Small Cap Value Fund - Class IV (SCVF4)	721,332	5,115,308
NVIT Multi-Manager Small Company Fund - Class IV (SCF4)	787,630	6,670,669
NVIT Multi-Sector Bond Fund - Class I (MSBF)	499,607	529,823
NVIT S&P 500 Index Fund - Class IV (GVEX4)	6,929,284	27,985,504
NVIT Short Term Bond Fund - Class II (NVSTB2)	1,460,754	230,553
NVIT Technology & Communications Fund - Class I (GGTC)	115,504	177,048
NVIT Technology & Communications Fund - Class III (GGTC3)	188,571	182,375
NVIT U.S. Growth Leaders Fund - Class I (GVUG1)	113,293	826,736
Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)	87,045	1,822
Templeton NVIT International Value Fund - Class III (NVTIV3)	12,477	1,165
Van Kampen NVIT Comstock Value Fund - Class IV (EIF4)	683,289	4,012,522
Van Kampen NVIT Real Estate Fund - Class I (NVRE1)	2,761,108	284,655
VaNVIT Money Market Fund - Class IV (SAM4)	22,343,601	25,961,456
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)	2,471,883	2,657,268
V.I. Basic Value Fund - Series I (AVBVI)	104,751	3,033,184
V.I. Capital Appreciation Fund - Series I (AVCA)	64,323	89,136
V.I. Capital Development Fund - Series I (AVCDI)	53,261	209,462
VPS Growth and Income Portfolio - Class A (ALVGIA)	450,229	1,555,154
VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)	649,685	1,230,619
VP Income & Growth Fund - Class I (ACVIG)	251,409	192,508
VP Inflation Protection Fund - Class II (ACVIP2)	1,072,717	724,247
VP International Fund - Class I (ACVI)	175,454	398,268
VP International Fund - Class III (ACVI3)	98,986	2,274,132

(Continued)

The Nationwide Provident VLI Separate Account 1 Notes to Financial Statements

VP Mid Cap Value Fund - Class I (ACVMV1)	400,449	462,501
VP Ultra(R) Fund - Class I (ACVU1)	191,453	2,291,474
VP Value Fund - Class I (ACVV)	975,105	2,152,181
VP Vista(SM) Fund - Class I (ACVVS1)	63,829	701,468
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	1,721,345	1,947,367
Stock Index Fund, Inc. - Initial Shares (DSIF)	1,378,387	1,978,995
Appreciation Portfolio - Initial Shares (DCAP)	571,446	978,667
Developing Leaders Portfolio - Initial Shares (DSC)	22,584	35,584
Capital Appreciation Fund II - Primary Shares (FVCA2P)	42,380	15,529
Clover Value Fund II - Primary Shares (FALF)	7,808	56,830

(Continued)

The Nationwide Provident VLI Separate Account 1 Notes to Financial Statements

Quality Bond Fund II - Primary Shares (FQB)	1,189,770	981,881
Equity-Income Portfolio - Initial Class (FEIP)	4,789,941	26,147,657
High Income Portfolio - Initial Class (FHIP)	1,433,180	4,065,354
VIP Fund - Asset Manager Portfolio - Initial Class (FAMP)	2,250,001	5,729,996
VIP Fund - Contrafund Portfolio - Initial Class (FCP)	3,466,085	20,397,371
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)	386,113	484,557
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)	604,277	928,919
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)	50,834	77,674
VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)	597,099	370,924
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)	236,246	150,947
VIP Fund - Growth Portfolio - Initial Class (FGP)	4,385,935	34,353,841
VIP Fund - Growth Portfolio - Service Class (FGS)	295,102	531,039
VIP Fund - High Income Portfolio - Initial Class R (FHIPR)	1,830,814	1,569,304
VIP Fund - Investment Grade Bond Portfolio - Initial Class (FIGBP)	8,398,658	7,637,046
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)	316,979	206,879
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)	1,101,217	3,315,027
VIP Fund - Overseas Portfolio - Initial Class (FOP)	586,008	4,044,947
VIP Fund - Overseas Portfolio - Initial Class R (FOPR)	2,405,654	3,510,863
VIP Fund - Overseas Portfolio - Service Class (FOS)	2,625	34,506
VIP Fund - Overseas Portfolio - Service Class R (FOSR)	465,052	445,563
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)	627,348	892,669
Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)	2,228,738	5,314,202
Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)	1,197,679	1,995,501
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)	1,031,014	824,179
Templeton Foreign Securities Fund - Class 1 (TIF)	338,080	380,369
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)	894,870	436,007
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)	8,217	911
International Portfolio - S Class Shares (AMINS)	24,700	754,592
Mid-Cap Growth Portfolio - I Class Shares (AMCG)	55,219	1,551,428
Partners Portfolio - I Class Shares (AMTP)	865,352	28,407,910
Regency Portfolio - S Class Shares (AMRS)	11,836	287,724
Small-Cap Growth Portfolio - S Class Shares (AMFAS)	85,251	275,767
Socially Responsive Portfolio - I Class Shares (AMSRS)	118,422	447,062
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)	349,415	1,316,586
Global Securities Fund/VA - Class 3 (OVGS3)	912,574	2,247,387
Global Securities Fund/VA - Non-Service Shares (OVGS)	161,547	678,130
High Income Fund/VA - Class 3 (OVHI3)	81,692	190,985
High Income Fund/VA - Non-Service Shares (OVHI)	64,608	489,578
Main Street Fund(R)/VA - Non-Service Shares (OVGI)	231,207	663,793
Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)	167,865	770,260
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)	100,937	7,867
Low Duration Portfolio - Administrative Class (PMVLDA)	150,166	9,958
Putnam VT Growth and Income Fund - IB Shares (PVGIB)	24,379	229,368
Putnam VT International Equity Fund - IB Shares (PVTIGB)	117,032	341,509
Putnam VT Voyager Fund - IB Shares (PVTVB)	684,199	116,427
Blue Chip Growth Portfolio - II (TRBCG2)	168,161	555,250
Equity Income Portfolio - II (TREI2)	357,047	630,044
Limited-Term Bond Portfolio - II (TRLT2)	339,396	1,508,708
Worldwide Insurance Trust - Worldwide Bond Fund - Class R1 (VWBFR)	1,403,236	1,494,690
Worldwide Insurance Trust - Worldwide Bond Fund - Initial Class (VWBF)	527,132	1,151,014
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Class R1 (VWEMR)	2,405,080	6,796,532
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Initial Class (VWEM)	1,431,997	4,450,446
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Class R1 (VWHAR)	2,357,074	2,412,514
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class (VWHA)	688,211	1,474,543
Worldwide Insurance Trust - Worldwide Real Estate Fund - Class R1 (VWRER)	354,979	7,378,171
Vanguard(R) Variable Insurance Funds - Equity Income Portfolio (VVEI)	338,082	682,936
Vanguard(R) Variable Insurance Funds - High Yield Bond Portfolio (VVHYB)	264,176	208,764
Vanguard(R) Variable Insurance Funds - Mid-Cap Index Portfolio (VVMCI)	502,987	961,586
Vanguard(R) Variable Insurance Funds - Total Bond Market Index Portfolio (VVHGB)	392,658	328,585
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)	163,217	5,391
Advantage Funds Variable Trust - VT Discovery Fund (SVDF)	239,543	7,106,050
Advantage Funds Variable Trust - VT Opportunity Fund (SVOF)	138,735	8,198,087
Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)	90,284	47,761
J.P. Morgan NVIT Balanced Fund - Class IV (obsolete) (BF4)	431,890	38,171,683

(Continued)

The Nationwide Provident VLI Separate Account 1 Notes to Financial Statements

NVIT Mid Cap Growth Fund - Class IV (obsolete) (SGRF4)	413,941	42,848,925
Worldwide Insurance Trust - Worldwide Real Estate Fund - Initial Class (obsolete) (VWRE)	29,296	4,235,268

Total	$242,171,925	$479,273,444

(7) Financial Highlights

The Company offers several variable life products through the Separate Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2009. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented.

(Continued)

PMLIC VL Separate Account (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
SmallCap Growth Portfolio - Class O Shares (AASCO)
2009	0.60%	to	0.75%	149,187	$1273.09	to	124.72	$24,454,761	0.00%	44.64%	to	44.42%
2008	0.60%	to	0.75%	172,061	880.2	to	86.36	19,374,622	0.00%	-46.92%	to	-47%
2007	0.60%	to	0.75%	183,894	1658.29	to	162.95	39,481,884	0.00%	16.54%	to	16.36%
2006	0.60%	to	0.75%	201,820	1422.98	to	140.04	36,757,345	0.00%	19.3%	to	19.12%
2005	0.60%	to	0.75%	220,956	1192.76	to	117.56	34,011,465	0.00%	16.18%	to	16.01%
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class II (MLVGA2)
2009	0.75%			3,470	121.22			420,625	2.38%	21.22%			*
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
2009	0.60%	to	0.75%	12,140	1586.12	to	157.03	2,546,022	3.15%	24.83%	to	24.64%
2008	0.60%	to	0.75%	9,537	1270.61	to	125.99	1,400,772	2.83%	-16.56%	to	-16.69%
2007	0.60%	to	0.75%	5,511	1522.83	to	151.22	1,032,293	2.32%	9.62%	to	9.46%
2006	0.60%	to	0.75%	6,135	1389.13	to	138.15	1,014,333	1.94%	9.76%	to	9.59%
2005	0.60%	to	0.75%	5,107	1265.66	to	126.06	795,226	2.05%	7.02%	to	6.86%
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
2009	0.60%	to	0.75%	24,248	1630.89	to	161.22	4,355,169	0.02%	45.14%	to	44.92%
2008	0.60%	to	0.75%	19,072	1123.66	to	111.25	2,416,800	0.01%	-44.64%	to	-44.73%
2007	0.60%	to	0.75%	17,297	2029.84	to	201.27	4,181,145	0.20%	35.81%	to	35.61%
2006	0.60%	to	0.75%	14,008	1494.58	to	148.42	2,333,227	0.14%	8.47%	to	8.3%
2005	0.60%	to	0.75%	15,883	1377.94	to	137.04	2,448,698	0.01%	11.88%	to	11.72%
Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)
2009	0.65%	to	0.75%	5,013	131.56	to	130.82	657,526	0.00%	56.08%	to	55.92%
2008	0.65%	to	0.75%	4,559	84.29	to	83.9	383,203	0.09%	-44.26%	to	-44.32%
2007	0.65%	to	0.75%	4,592	151.22	to	150.67	693,195	0.59%	20.96%	to	20.84%
2006	0.65%	to	0.75%	1,946	125.02	to	124.68	242,903	0.00%	7.24%	to	7.14%
2005	0.65%	to	0.75%	1,389	116.57	to	116.38	161,721	0.00%	10.61%	to	10.5%
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
2009	0.60%	to	0.75%	797	1294.53	to	127.97	167,470	0.00%	55.96%	to	55.72%
2008	0.60%	to	0.75%	1,026	830.05	to	82.18	98,533	0.08%	-44.31%	to	-44.39%
2007	0.60%	to	0.75%	1,416	1490.41	to	147.78	235,882	0.34%	20.97%	to	20.78%
2006	0.60%	to	0.75%	1,499	1232.09	to	122.35	203,635	0.00%	7.18%	to	7.02%
2005	0.60%	to	0.75%	2,605	1149.5	to	114.32	305,529	0.00%	10.88%	to	10.72%
Janus Aspen Series - INTECH Risk-Managed Core Portfolio - Service Shares (JARLCS)
2009	0.60%			19	1414.58			26,877	1.15%	21.82%
2008	0.60%	to	0.75%	1,151	1161.19	to	115.14	154,480	0.70%	-36.62%	to	-36.72%
2007	0.60%	to	0.75%	1,135	1832.2	to	181.94	243,433	0.48%	5.49%	to	5.34%
2006	0.60%	to	0.75%	1,125	1736.78	to	172.73	231,276	0.13%	10.11%	to	9.94%
2005	0.60%	to	0.75%	743	1577.35	to	157.11	162,396	1.43%	10.25%	to	10.09%
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)
2009	0.65%	to	0.75%	33,537	235.21	to	233.88	7,869,144	0.45%	77.91%	to	77.73%
2008	0.65%	to	0.75%	32,523	132.21	to	131.59	4,290,799	2.99%	-52.52%	to	-52.57%
2007	0.65%	to	0.75%	24,230	278.44	to	277.43	6,734,353	0.44%	27.24%	to	27.11%
2006	0.65%	to	0.75%	16,893	218.84	to	218.26	3,701,931	2.40%	45.75%	to	45.6%
2005	0.65%	to	0.75%	5,838	150.15	to	149.9	875,717	1.14%	31.16%	to	31.03%
(Continued)

PMLIC VL Separate Account (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
2009	0.60%	to	0.75%	3,810	$2523.11	to	249.42	$2,631,286	0.47%	78%	to	77.73%
2008	0.60%	to	0.75%	4,620	1417.47	to	140.34	1,627,041	2.83%	-52.51%	to	-52.59%
2007	0.60%	to	0.75%	5,892	2985.08	to	295.98	3,941,557	0.43%	27.25%	to	27.06%
2006	0.60%	to	0.75%	5,388	2345.86	to	232.95	2,616,531	1.97%	45.75%	to	45.54%
2005	0.60%	to	0.75%	5,119	1609.46	to	160.06	1,257,866	1.09%	31.15%	to	30.96%
Investors Growth Stock Series - Initial Class (MIGIC)
2009	0.60%	to	0.75%	4,471	1341.62	to	132.83	723,505	0.77%	38.72%	to	38.51%
2008	0.60%	to	0.75%	4,507	967.15	to	95.9	507,212	0.59%	-37.25%	to	-37.35%
2007	0.60%	to	0.75%	4,862	1541.29	to	153.05	862,693	0.32%	10.69%	to	10.52%
2006	0.60%	to	0.75%	5,315	1392.46	to	138.48	844,070	0.00%	6.93%	to	6.77%
2005	0.60%	to	0.75%	5,019	1302.17	to	129.7	696,805	0.36%	3.87%	to	3.71%
Value Series - Initial Class (MVFIC)
2009	0.60%	to	0.75%	15,134	1574.81	to	155.91	2,912,845	1.35%	21.98%	to	21.8%
2008	0.60%	to	0.75%	16,210	1291.03	to	128.01	2,558,791	1.31%	-32.99%	to	-33.09%
2007	0.60%	to	0.75%	18,297	1926.52	to	191.31	4,318,143	0.94%	7.26%	to	7.1%
2006	0.60%	to	0.75%	17,085	1796.14	to	178.63	3,644,662	1.06%	20.12%	to	19.94%
2005	0.60%	to	0.75%	14,577	1495.29	to	148.93	2,525,353	0.78%	6.02%	to	5.87%
Core Plus Fixed Income Portfolio - Class I (MSVFI)
2009	0.60%	to	0.75%	5,802	1151.76	to	114.03	781,170	9.56%	8.99%	to	8.83%
2008	0.60%	to	0.75%	9,326	1056.77	to	104.78	1,308,628	4.68%	-10.74%	to	-10.88%
2007	0.60%	to	0.75%	9,965	1183.94	to	117.57	1,564,281	3.46%	4.82%	to	4.66%
2006	0.60%	to	0.75%	9,217	1129.51	to	112.33	1,174,089	3.96%	3.11%	to	2.96%
2005	0.60%	to	0.75%	9,174	1095.42	to	109.1	1,127,287	3.50%	3.59%	to	3.44%
Emerging Markets Debt Portfolio - Class I (MSEM)
2009	0.60%	to	0.75%	909	1770.61	to	175.3	384,950	8.41%	29.43%	to	29.24%
2008	0.60%	to	0.75%	1,163	1368	to	135.64	365,135	7.77%	-15.49%	to	-15.61%
2007	0.60%	to	0.75%	1,307	1618.66	to	160.74	467,623	6.93%	5.89%	to	5.73%
2006	0.60%	to	0.75%	1,475	1528.6	to	152.02	333,584	8.56%	10.15%	to	9.98%
2005	0.60%	to	0.75%	1,667	1387.79	to	138.23	365,662	7.53%	11.58%	to	11.41%
U.S. Real Estate Portfolio - Class I (MSVRE)
2009	0.60%	to	0.75%	529	1808.38	to	179.04	513,453	5.76%	27.59%	to	27.4%
2008	0.60%	to	0.75%	17,854	1417.37	to	140.54	2,819,856	3.47%	-38.27%	to	-38.36%
2007	0.60%	to	0.75%	23,396	2295.96	to	228	5,815,477	1.10%	-17.57%	to	-17.69%
2006	0.60%	to	0.75%	24,171	2785.34	to	277.01	7,516,293	1.05%	37.22%	to	37.02%
2005	0.60%	to	0.75%	21,075	2029.8	to	202.17	4,713,181	1.18%	16.35%	to	16.18%
AllianceBernstein NVIT Global Fixed Income Fund - Class III (NVAGF3)
2009	0.65%	to	0.75%	1,055	113.7	to	113.62	119,893	6.73%	13.7%	to	13.62%	*
AllianceBernstein NVIT Global Fixed Income Fund - Class VI (NVAGF6)
2009	0.60%	to	0.75%	87	1137.41	to	113.63	94,860	7.10%	13.74%	to	13.63%	*
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2009	0.65%	to	0.75%	114	125.1	to	125.02	14,257	0.64%	25.1%	to	25.02%	*
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2009	0.75%			2,528	94.48			238,838	0.09%	22.49%
2008	0.75%			2,079	77.13			160,345	3.69%	-30.3%
2007	0.75%			1,044	110.66			115,502	2.96%	5.34%
2006	0.75%			288	105.05			30,253	1.92%	5.05%			*
American Funds NVIT Bond Fund - Class II (GVABD2)
2009	0.75%			3,185	106.72			339,917	0.37%	11.31%
2008	0.75%			2,962	95.88			284,015	5.63%	-10.55%
2007	0.75%			2,900	107.18			310,864	10.19%	2.21%
2006	0.75%			147	104.87			15,416	0.01%	4.87%			*
(Continued)

PMLIC VL Separate Account (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2009	0.75%			9,470	$104.82			$992,619	0.00%	40.55%
2008	0.75%			6,303	74.58			470,075	2.92%	-39.1%
2007	0.75%			3,650	122.45			446,988	3.19%	13.51%
2006	0.75%			432	107.88			46,592	0.16%	7.88%			*
American Funds NVIT Growth Fund - Class II (GVAGR2)
2009	0.75%			11,716	87.35			1,023,433	0.00%	37.75%
2008	0.75%			9,249	63.42			586,558	2.57%	-44.63%
2007	0.75%			2,536	114.53			290,487	0.70%	11.06%
2006	0.75%			977	103.13			100,792	0.93%	3.13%			*
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2009	0.75%			2,629	78.49			206,338	0.00%	29.71%
2008	0.75%			1,478	60.51			89,399	2.37%	-38.53%
2007	0.75%			738	98.43			72,608	1.83%	-1.57%			*
Federated NVIT High Income Bond Fund - Class I (HIBF)
2009	0.60%	to	0.75%	2,426	1444.1	to	142.97	847,125	11.21%	45.12%	to	44.91%
2008	0.60%	to	0.75%	2,375	995.07	to	98.66	331,329	8.94%	-28.42%	to	-28.53%
2007	0.60%	to	0.75%	3,159	1390.16	to	138.05	630,844	7.16%	2.51%	to	2.36%
2006	0.60%	to	0.75%	5,094	1356.06	to	134.86	860,718	7.16%	9.94%	to	9.78%
2005	0.60%	to	0.75%	6,710	1233.42	to	122.85	1,112,049	7.68%	1.77%	to	1.62%
Federated NVIT High Income Bond Fund - Class III (HIBF3)
2009	0.65%	to	0.75%	14,045	122.55	to	121.98	1,717,221	10.87%	45.13%	to	44.99%
2008	0.65%	to	0.75%	8,474	84.44	to	84.13	714,145	8.93%	-28.56%	to	-28.64%
2007	0.65%	to	0.75%	9,487	118.21	to	117.89	1,119,687	7.54%	2.5%	to	2.39%
2006	0.65%	to	0.75%	7,786	115.33	to	115.14	897,186	8.08%	9.88%	to	9.77%
2005	0.65%	to	0.75%	2,418	104.95	to	104.89	253,481	6.50%	4.95%	to	4.89%	*
Gartmore NVIT Emerging Markets Fund - Class I (GEM)
2009	0.60%	to	0.75%	1,819	3405.51	to	337.16	1,550,472	1.41%	62.34%	to	62.09%
2008	0.60%	to	0.75%	2,027	2097.81	to	208	924,864	1.16%	-58.01%	to	-58.08%
2007	0.60%	to	0.75%	2,485	4996.54	to	496.17	2,614,716	0.70%	44.7%	to	44.49%
2006	0.60%	to	0.75%	2,474	3452.94	to	343.4	1,582,475	0.68%	35.9%	to	35.7%
2005	0.60%	to	0.75%	2,726	2540.74	to	253.06	1,290,632	0.56%	31.85%	to	31.65%
Gartmore NVIT Emerging Markets Fund - Class III (GEM3)
2009	0.60%	to	0.75%	19,865	718.95	to	206.96	4,249,988	1.39%	62.51%	to	62.26%
2008	0.60%	to	0.75%	21,925	442.42	to	127.54	2,801,405	1.22%	-55.76%	to	-58.15%
2007	0.65%	to	0.75%	22,669	305.85	to	304.73	6,918,910	0.70%	44.6%	to	44.46%
2006	0.65%	to	0.75%	18,901	211.51	to	210.95	3,992,157	0.70%	35.76%	to	35.63%
2005	0.65%	to	0.75%	13,678	155.8	to	155.54	2,128,827	0.54%	31.8%	to	31.67%
Gartmore NVIT Global Utilities Fund - Class I (GVGU1)
2009	0.60%	to	0.75%	645	1915.58	to	189.65	429,550	4.22%	7.36%	to	7.2%
2008	0.60%	to	0.75%	734	1784.21	to	176.91	411,192	3.18%	-33.34%	to	-33.44%
2007	0.60%	to	0.75%	1,139	2676.63	to	265.8	876,435	2.65%	19.71%	to	19.53%
2006	0.60%	to	0.75%	985	2235.92	to	222.37	526,305	2.73%	36.74%	to	36.54%
2005	0.60%	to	0.75%	981	1635.15	to	162.86	375,256	2.25%	5.75%	to	5.6%
Gartmore NVIT Global Utilities Fund - Class III (GVGU)
2009	0.65%	to	0.75%	6,858	156.82	to	155.94	1,072,385	4.04%	7.28%	to	7.17%
2008	0.65%	to	0.75%	8,429	146.18	to	145.5	1,229,538	3.27%	-33.34%	to	-33.4%
2007	0.65%	to	0.75%	10,028	219.28	to	218.48	2,195,734	2.46%	19.61%	to	19.49%
2006	0.65%	to	0.75%	11,033	183.33	to	182.85	2,020,297	2.88%	36.7%	to	36.57%
2005	0.65%	to	0.75%	7,071	134.11	to	133.89	947,713	2.32%	5.79%	to	5.69%
(Continued)

PMLIC VL Separate Account (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
Gartmore NVIT International Equity Fund - Class VI (NVIE6)
2009	0.65%	to	0.75%	7,127	$70.53	to	70.41	$502,101	0.32%	28.61%	to	28.48%
2008	0.65%	to	0.75%	669	54.84	to	54.8	36,687	2.21%	-45.16%	to	-45.2%	*
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2009	0.60%	to	0.75%	162,175	784.8	to	78.28	16,452,228	0.13%	52.05%	to	51.82%
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
2009	0.65%	to	0.75%	222	80.2	to	80.07	17,795	0.41%	30.42%	to	30.29%
2008	0.65%	to	0.75%	137	61.5	to	61.46	8,436	0.41%	-38.5%	to	-38.54%	*
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
2009	0.75%			3,609	81.93			295,672	1.36%	28.33%
2008	0.75%			3,325	63.84			212,266	1.27%	-36.16%			*
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
2009	0.75%			81	94.74			7,674	5.65%	18.99%
2008	0.75%			14	79.62			1,140	0.74%	-20.38%			*
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
2009	0.75%			3,178	89.13			283,248	3.76%	23.32%
2008	0.75%			326	72.27			23,569	1.33%	-27.73%			*
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
2009	0.75%			122	102.23			12,472	2.59%	12.37%
2008	0.75%			120	90.97			10,896	0.70%	-9.03%			*
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
2009	0.75%			3,806	91.9			349,754	2.59%	21.09%
2008	0.75%			1,060	75.89			80,383	0.63%	-24.11%			*
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
2009	0.75%			6,581	86.29			567,869	4.04%	25.74%
2008	0.75%			337	68.62			23,111	1.89%	-31.38%			*
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
2009	0.75%			35	97.31			3,406	2.27%	16.76%
2008	0.75%			62	83.34			5,187	1.46%	-16.66%			*
NVIT Core Bond Fund - Class I (NVCBD1)
2009	0.65%	to	0.75%	1,671	107.02	to	106.84	178,672	2.98%	8.08%	to	7.97%
2008	0.65%	to	0.75%	1,889	99.02	to	98.96	187,031	2.12%	-0.98%	to	-1.04%	*
NVIT Core Plus Bond Fund - Class I (NVLCP1)
2009	0.75%			220	114.57			25,205	3.58%	15.75%
2008	0.75%			433	98.98			42,858	1.75%	-1.02%			*
NVIT Fund - Class IV (TRF4)
2009	0.00%	to	0.75%	120,329	7234.28	to	251.13	92,619,075	1.36%	25.94%	to	25%
2008	0.00%	to	0.75%	134,973	5744.05	to	200.9	82,191,405	1.44%	-41.55%	to	-41.99%
2007	0.00%	to	0.75%	149,511	9827.16	to	346.3	153,166,807	1.06%	8.18%	to	7.37%
2006	0.00%	to	0.75%	163,814	9083.77	to	322.53	152,729,328	1.08%	13.63%	to	12.78%
2005	0.00%	to	0.75%	180,931	7994.25	to	285.97	147,435,373	0.91%	7.44%	to	6.64%
NVIT Global Financial Services Fund - Class I (GVGF1)
2009	0.60%	to	0.75%	964	1465.04	to	145.05	164,101	1.29%	30.97%	to	30.77%
2008	0.60%	to	0.75%	1,077	1118.65	to	110.92	143,104	1.93%	-46.6%	to	-46.68%
2007	0.60%	to	0.75%	1,185	2094.7	to	208.01	292,425	2.66%	-1.65%	to	-1.8%
2006	0.60%	to	0.75%	1,502	2129.8	to	211.81	457,003	1.85%	19.6%	to	19.42%
2005	0.60%	to	0.75%	1,253	1780.72	to	177.36	326,653	2.03%	10.49%	to	10.32%
NVIT Global Financial Services Fund - Class III (GVGFS)
2009	0.65%	to	0.75%	3,182	106.78	to	106.18	339,140	1.19%	31.08%	to	30.95%
2008	0.65%	to	0.75%	3,336	81.46	to	81.08	271,329	2.09%	-46.56%	to	-46.62%
2007	0.65%	to	0.75%	2,656	152.44	to	151.88	404,427	3.30%	-1.77%	to	-1.86%
2006	0.65%	to	0.75%	5,642	108.84	to	108.55	612,790	0.00%	2.04%	to	1.94%
2005	0.65%	to	0.75%	4,921	106.66	to	106.49	534,450	0.00%	7.72%	to	7.62%
(Continued)

PMLIC VL Separate Account (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
NVIT Government Bond Fund - Class I (GBF)
2009	0.75%			4,008	$128.22			$513,895	4.13%	1.92%
2008	0.75%			5,626	125.8			707,775	4.32%	6.91%
2007	0.75%			5,229	117.66			615,277	4.49%	6.35%
2006	0.75%			4,897	110.64			541,768	4.29%	2.57%
2005	0.75%			3,214	107.86			346,638	3.88%	2.49%
NVIT Government Bond Fund - Class IV (GBF4)
2009	0.00%	to	0.75%	59,941	5912.8	to	261.11	24,159,764	3.51%	2.69%	to	1.92%
2008	0.00%	to	0.75%	62,329	5758.07	to	256.19	25,195,143	4.25%	7.62%	to	6.81%
2007	0.00%	to	0.75%	71,643	5350.61	to	239.85	25,907,305	4.46%	7.26%	to	6.46%
2006	0.00%	to	0.75%	76,487	4988.27	to	225.3	25,407,189	4.11%	3.34%	to	2.57%
2005	0.00%	to	0.75%	79,485	4827.11	to	219.66	25,641,945	3.70%	3.17%	to	2.41%
NVIT Growth Fund - Class IV (CAF4)
2009	0.60%	to	0.75%	140,849	989.86	to	97.27	18,405,225	0.58%	32.82%	to	32.62%
2008	0.60%	to	0.75%	158,183	745.25	to	73.34	15,578,987	0.26%	-39.15%	to	-39.24%
2007	0.60%	to	0.75%	170,866	1224.77	to	120.71	27,660,164	0.18%	18.84%	to	18.66%
2006	0.60%	to	0.75%	190,353	1030.63	to	101.73	25,958,306	0.05%	5.54%	to	5.38%
2005	0.60%	to	0.75%	206,946	976.56	to	96.54	26,631,211	0.08%	5.87%	to	5.71%
NVIT Health Sciences Fund - Class I (GVGH1)
2009	0.60%	to	0.75%	1,036	1464.09	to	144.95	293,054	0.28%	18.45%	to	18.27%
2008	0.60%	to	0.75%	1,869	1236.04	to	122.56	372,913	0.29%	-25.66%	to	-25.77%
2007	0.60%	to	0.75%	2,103	1662.75	to	165.12	559,904	0.06%	12.48%	to	12.31%
2006	0.60%	to	0.75%	2,526	1478.26	to	147.02	1,013,140	0.00%	2.09%	to	1.94%
2005	0.60%	to	0.75%	2,685	1447.93	to	144.22	971,300	0.00%	7.79%	to	7.63%
NVIT Health Sciences Fund - Class III (GVGHS)
2009	0.65%	to	0.75%	4,136	107.63	to	107.02	443,503	0.31%	18.34%	to	18.22%
2008	0.65%	to	0.75%	5,513	90.95	to	90.52	499,743	0.30%	-25.72%	to	-25.79%
2007	0.65%	to	0.75%	4,539	122.43	to	121.98	554,249	0.08%	12.49%	to	12.38%
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2009	0.60%	to	0.75%	30,827	1506.9	to	147.96	4,612,056	1.27%	26.44%	to	26.26%
2008	0.60%	to	0.75%	32,813	1191.75	to	117.19	3,890,635	2.14%	-37.22%	to	-37.32%
2007	0.60%	to	0.75%	30,001	1898.33	to	186.96	5,696,603	1.96%	5.32%	to	5.16%
2006	0.60%	to	0.75%	23,860	1802.42	to	177.78	4,314,572	2.14%	16.17%	to	16%
2005	0.60%	to	0.75%	14,900	1551.52	to	153.26	2,295,653	2.08%	7.29%	to	7.13%
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2009	0.75%			9	121.44			1,093	0.72%	21.44%			*
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2009	0.60%	to	0.75%	10,112	1264.21	to	126.34	1,290,185	2.47%	8.43%	to	8.27%
2008	0.60%	to	0.75%	8,067	1165.91	to	116.69	956,120	3.33%	-6.58%	to	-6.73%
2007	0.60%	to	0.75%	3,953	1248.09	to	125.1	517,209	3.85%	4.75%	to	4.59%
2006	0.60%	to	0.75%	3,363	1191.53	to	119.61	445,352	3.10%	5.53%	to	5.37%
2005	0.60%	to	0.75%	2,899	1129.08	to	113.51	331,408	2.84%	2.69%	to	2.54%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2009	0.00%	to	0.75%	199,162	2407.38	to	138.44	44,488,278	1.58%	20.37%	to	18.25%	*
2008	0.60%	to	0.75%	115,641	1179.33	to	117.08	14,101,689	2.88%	-23.66%	to	-23.77%
2007	0.60%	to	0.75%	103,981	1544.74	to	153.58	16,636,748	2.72%	5.02%	to	4.87%
2006	0.60%	to	0.75%	82,512	1470.85	to	146.46	12,662,728	2.45%	10.69%	to	10.52%
2005	0.60%	to	0.75%	68,395	1328.81	to	132.51	9,331,048	2.38%	4.72%	to	4.56%
(Continued)

PMLIC VL Separate Account (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2009	0.60%	to	0.75%	163,399	$1476.18	to	145.4	$24,599,225	1.53%	23.65%	to	23.46%
2008	0.60%	to	0.75%	163,360	1193.85	to	117.77	19,852,890	2.52%	-31.8%	to	-31.9%
2007	0.60%	to	0.75%	155,909	1750.56	to	172.95	27,852,303	2.29%	5.51%	to	5.35%
2006	0.60%	to	0.75%	119,754	1659.11	to	164.16	20,141,018	2.34%	13.86%	to	13.69%
2005	0.60%	to	0.75%	76,925	1457.19	to	144.4	11,457,284	2.21%	6.43%	to	6.27%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2009	0.60%	to	0.75%	11,111	1337.76	to	133.27	1,653,186	1.99%	13.88%	to	13.71%
2008	0.60%	to	0.75%	15,086	1174.75	to	117.2	1,935,339	3.18%	-15.55%	to	-15.68%
2007	0.60%	to	0.75%	14,050	1391.1	to	139	2,137,412	3.26%	5.22%	to	5.06%
2006	0.60%	to	0.75%	10,321	1322.06	to	132.3	1,474,196	2.83%	7.78%	to	7.61%
2005	0.60%	to	0.75%	8,852	1226.67	to	122.94	1,180,073	2.63%	3.86%	to	3.71%
NVIT Mid Cap Index Fund - Class I (MCIF)
2009	0.60%	to	0.75%	16,859	1689.5	to	167.27	3,206,050	1.10%	35.94%	to	35.73%
2008	0.60%	to	0.75%	18,702	1242.85	to	123.23	2,580,573	1.28%	-36.84%	to	-36.94%
2007	0.60%	to	0.75%	20,047	1967.89	to	195.42	4,364,270	1.35%	6.91%	to	6.75%
2006	0.60%	to	0.75%	19,628	1840.65	to	183.06	3,947,292	1.15%	9.23%	to	9.07%
2005	0.60%	to	0.75%	17,840	1685.06	to	167.83	3,355,812	1.07%	11.43%	to	11.26%
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
2009	0.65%	to	0.75%	20,886	82.89	to	82.75	1,729,422	0.91%	35.57%	to	35.44%
2008	0.65%	to	0.75%	40	61.14	to	61.1	2,462	0.36%	-38.86%	to	-38.9%	*
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
2009	0.60%	to	0.75%	127,317	1107.86	to	109.85	17,721,652	2.26%	29.06%	to	28.87%
2008	0.60%	to	0.75%	140,630	858.4	to	85.24	14,971,527	1.81%	-46.65%	to	-46.73%
2007	0.60%	to	0.75%	148,290	1609.12	to	160.03	29,225,522	2.07%	2.31%	to	2.16%
2006	0.60%	to	0.75%	169,162	1572.75	to	156.65	31,620,607	2.02%	22.01%	to	21.83%
2005	0.60%	to	0.75%	142,685	1288.99	to	128.58	22,396,340	1.36%	11.39%	to	11.22%
NVIT Multi-Manager International Value Fund - Class IV (GVDIV4)
2009	0.60%	to	0.75%	47,692	2716.39	to	264.34	21,124,806	2.13%	29.11%	to	28.92%
2008	0.60%	to	0.75%	59,201	2103.89	to	205.04	20,061,144	1.78%	-46.67%	to	-46.75%
2007	0.60%	to	0.75%	72,492	3944.99	to	385.05	44,468,736	2.11%	2.28%	to	2.12%
2006	0.60%	to	0.75%	85,335	3857.14	to	377.04	50,355,415	2.08%	22.01%	to	21.82%
2005	0.60%	to	0.75%	106,745	3161.42	to	309.5	49,858,746	1.24%	11.3%	to	11.14%
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2009	0.65%	to	0.75%	19,082	81.71	to	81.57	1,557,288	1.00%	28.94%	to	28.81%
2008	0.65%	to	0.75%	4	63.37	to	63.33	229	0.18%	-36.63%	to	-36.67%	*
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2009	0.65%	to	0.75%	17,619	80.24	to	80.1	1,412,102	1.54%	26.77%	to	26.64%
2008	0.65%	to	0.75%	507	63.29	to	63.25	32,070	0.81%	-36.71%	to	-36.75%	*
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2009	0.60%	to	0.75%	428,454	1236.48	to	78.84	48,628,166	0.00%	23.65%	to	26.17%	*
2008	0.65%	to	0.75%	4	62.52	to	62.48	220	0.00%	-37.48%	to	-37.52%	*
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2009	0.65%	to	0.75%	60,511	87.22	to	87.07	5,271,721	1.29%	29.62%	to	29.49%
2008	0.65%	to	0.75%	18	67.29	to	67.24	1,190	1.70%	-32.71%	to	-32.76%	*
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2009	0.60%	to	0.75%	12,896	1150.68	to	113.92	1,610,079	0.00%	26.7%	to	26.51%
2008	0.60%	to	0.75%	12,402	908.2	to	90.05	1,216,928	0.00%	-46.74%	to	-46.82%
2007	0.60%	to	0.75%	11,510	1705.23	to	169.33	2,114,898	0.00%	9.09%	to	8.93%
2006	0.60%	to	0.75%	7,850	1563.14	to	155.46	1,266,420	0.00%	2.59%	to	2.44%
2005	0.60%	to	0.75%	6,754	1523.66	to	151.76	1,049,465	0.00%	7.45%	to	7.29%
(Continued)

PMLIC VL Separate Account (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
NVIT Multi-Manager Small Cap Value Fund - Class IV (SCVF4)
2009	0.60%	to	0.75%	105,222	$1389.9	to	136.58	$18,206,897	0.63%	25.65%	to	25.47%
2008	0.60%	to	0.75%	122,276	1106.13	to	108.86	17,192,696	1.09%	-32.68%	to	-32.78%
2007	0.60%	to	0.75%	142,316	1643.02	to	161.94	29,870,553	1.18%	-7.48%	to	-7.62%
2006	0.60%	to	0.75%	157,866	1775.93	to	175.3	36,341,552	0.45%	16.7%	to	16.53%
2005	0.60%	to	0.75%	176,842	1521.74	to	150.43	35,271,237	0.06%	2.45%	to	2.3%
NVIT Multi-Manager Small Company Fund - Class IV (SCF4)
2009	0.60%	to	0.75%	102,250	1367.82	to	134.41	18,194,207	0.29%	33.8%	to	33.6%
2008	0.60%	to	0.75%	123,710	1022.25	to	100.6	16,027,358	0.82%	-38.56%	to	-38.65%
2007	0.60%	to	0.75%	142,233	1663.76	to	163.98	29,899,031	0.11%	1.54%	to	1.39%
2006	0.60%	to	0.75%	150,845	1638.55	to	161.74	31,093,042	0.11%	11.37%	to	11.21%
2005	0.60%	to	0.75%	163,430	1471.2	to	145.44	30,196,507	0.00%	11.65%	to	11.48%
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2009	0.60%	to	0.75%	9,975	1254.7	to	124.22	1,534,940	10.39%	23.64%	to	23.45%
2008	0.60%	to	0.75%	9,850	1014.84	to	100.62	1,295,458	7.30%	-17.79%	to	-17.91%
2007	0.60%	to	0.75%	12,772	1234.39	to	122.58	1,891,433	4.01%	4%	to	3.84%
2006	0.60%	to	0.75%	12,056	1186.96	to	118.05	1,719,332	4.29%	4.21%	to	4.06%
2005	0.60%	to	0.75%	9,714	1138.98	to	113.44	1,368,395	3.95%	1.57%	to	1.42%
NVIT S&P 500 Index Fund - Class IV (GVEX4)
2009	0.60%	to	0.75%	331,907	2928.05	to	285.68	126,149,138	2.38%	25.46%	to	25.28%
2008	0.60%	to	0.75%	374,555	2333.76	to	228.04	113,036,809	1.92%	-37.66%	to	-37.76%
2007	0.60%	to	0.75%	410,597	3743.89	to	366.38	196,671,685	1.60%	4.48%	to	4.32%
2006	0.60%	to	0.75%	448,660	3583.44	to	351.21	205,037,176	1.65%	14.63%	to	14.46%
2005	0.60%	to	0.75%	488,766	3125.99	to	306.83	194,582,457	1.60%	4.12%	to	3.97%
NVIT Short Term Bond Fund - Class II (NVSTB2)
2009	0.65%	to	0.75%	11,884	105.35	to	105.18	1,251,259	2.94%	6.42%	to	6.31%
2008	0.65%	to	0.75%	270	99	to	98.94	26,727	1.58%	-1%	to	-1.06%	*
NVIT Technology & Communications Fund - Class I (GGTC)
2009	0.60%	to	0.75%	578	1455.77	to	144.13	244,940	0.00%	51.55%	to	51.33%
2008	0.60%	to	0.75%	597	960.56	to	95.24	148,925	0.00%	-48.88%	to	-48.96%
2007	0.60%	to	0.75%	1,072	1878.98	to	186.59	442,262	0.00%	19.37%	to	19.19%
2006	0.60%	to	0.75%	870	1574.07	to	156.54	200,855	0.00%	10.51%	to	10.34%
2005	0.60%	to	0.75%	1,133	1424.42	to	141.87	176,571	0.00%	-1.11%	to	-1.26%
NVIT Technology & Communications Fund - Class III (GGTC3)
2009	0.65%	to	0.75%	5,068	109.92	to	109.3	554,685	0.00%	51.46%	to	51.31%
2008	0.65%	to	0.75%	4,263	72.58	to	72.24	308,542	0.00%	-48.92%	to	-48.97%
2007	0.65%	to	0.75%	4,082	142.08	to	141.56	578,394	0.00%	19.4%	to	19.28%
2006	0.65%	to	0.75%	5,206	119	to	118.68	618,360	0.00%	10.36%	to	10.25%
2005	0.65%	to	0.75%	6,525	107.82	to	107.64	702,733	0.00%	-1.16%	to	-1.25%
NVIT U.S. Growth Leaders Fund - Class I (GVUG1)
2009	0.60%	to	0.75%	7,453	1462.55	to	144.8	1,177,107	0.00%	25.09%	to	24.9%
2008	0.60%	to	0.75%	10,337	1169.24	to	115.93	1,289,547	0.00%	-41.64%	to	-41.73%
2007	0.60%	to	0.75%	10,241	2003.6	to	198.96	2,207,661	0.00%	21.75%	to	21.57%
2006	0.60%	to	0.75%	10,539	1645.68	to	163.67	1,864,404	0.29%	-0.88%	to	-1.03%
2005	0.60%	to	0.75%	6,666	1660.34	to	165.37	1,302,141	0.00%	11.29%	to	11.13%
Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)
2009	0.60%	to	0.75%	389	1300.78	to	129.95	92,847	0.20%	30.08%	to	29.95%	*
Templeton NVIT International Value Fund - Class III (NVTIV3)
2009	0.75%			89	129.69			11,543	0.37%	29.69%			*
Van Kampen NVIT Comstock Value Fund - Class IV (EIF4)
2009	0.60%	to	0.75%	106,165	1199.68	to	117.89	16,697,703	1.21%	27.92%	to	27.73%
2008	0.60%	to	0.75%	125,870	937.84	to	92.3	15,634,305	2.06%	-37.34%	to	-37.44%
2007	0.60%	to	0.75%	141,480	1496.75	to	147.52	28,436,288	1.73%	-2.77%	to	-2.92%
2006	0.60%	to	0.75%	151,538	1539.45	to	151.96	31,759,847	1.74%	15.25%	to	15.07%
2005	0.60%	to	0.75%	160,028	1335.79	to	132.05	29,311,367	1.64%	3.74%	to	3.58%
(Continued)

PMLIC VL Separate Account (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
Van Kampen NVIT Real Estate Fund - Class I (NVRE1)
2009	0.65%	to	0.75%	39,256	$73.08	to	72.96	$2,865,417	2.46%	29.99%	to	29.86%
2008	0.65%	to	0.75%	234	56.22	to	56.18	13,169	3.57%	-43.78%	to	-43.82%	*
VaNVIT Money Market Fund - Class IV (SAM4)
2009	0.00%	to	0.75%	261,369	3297.32	to	167.66	59,063,759	0.10%	0.09%	to	-0.66%
2008	0.00%	to	0.75%	277,875	3294.21	to	168.77	62,691,091	2.11%	2.15%	to	1.38%
2007	0.00%	to	0.75%	279,843	3224.87	to	166.47	59,782,181	4.82%	4.94%	to	4.14%
2006	0.00%	to	0.75%	277,898	3073.2	to	159.84	57,699,776	4.56%	4.67%	to	3.89%
2005	0.00%	to	0.75%	252,986	2936.04	to	153.86	48,229,509	2.78%	2.82%	to	2.05%
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
2009	0.60%	to	0.75%	54,523	1656.99	to	161.85	11,404,615	8.04%	12.65%	to	12.48%
2008	0.60%	to	0.75%	58,973	1470.93	to	143.89	10,686,079	4.73%	-13.95%	to	-14.08%
2007	0.60%	to	0.75%	68,845	1709.33	to	167.47	14,668,779	2.74%	4.14%	to	3.98%
2006	0.60%	to	0.75%	72,788	1641.35	to	161.05	14,923,733	3.13%	3.58%	to	3.43%
2005	0.60%	to	0.75%	82,241	1584.62	to	155.71	16,000,795	2.86%	0.84%	to	0.69%
V.I. Basic Balanced Fund - Series I (AVB)
2005	0.60%	to	0.75%	15,003	1510.36	to	150.43	2,540,277	0.08%	5.11%	to	4.95%
V.I. Basic Value Fund - Series I (AVBVI)
2009	0.60%	to	0.75%	323	1209.95	to	119.79	250,184	0.43%	47.12%	to	46.9%
2008	0.60%	to	0.75%	15,197	822.44	to	81.55	1,415,463	0.90%	-52.06%	to	-52.13%
2007	0.60%	to	0.75%	15,703	1715.45	to	170.35	3,049,274	0.60%	0.93%	to	0.78%
2006	0.60%	to	0.75%	15,813	1699.59	to	169.03	3,042,844	0.41%	12.53%	to	12.36%
V.I. Capital Appreciation Fund - Series I (AVCA)
2009	0.60%	to	0.75%	2,200	1145.66	to	113.43	267,550	0.72%	20.35%	to	20.17%
2008	0.60%	to	0.75%	2,258	951.9	to	94.38	226,808	0.00%	-42.84%	to	-42.92%
2007	0.60%	to	0.75%	2,256	1665.25	to	165.36	390,640	0.00%	11.34%	to	11.17%
2006	0.60%	to	0.75%	2,210	1495.64	to	148.75	343,574	0.06%	5.67%	to	5.51%
2005	0.60%	to	0.75%	2,030	1415.45	to	140.98	286,635	0.09%	8.19%	to	8.02%
V.I. Capital Development Fund - Series I (AVCDI)
2009	0.60%	to	0.75%	7,877	1541.3	to	152.6	1,280,886	0.00%	41.52%	to	41.31%
2008	0.60%	to	0.75%	8,221	1089.11	to	107.99	944,198	0.00%	-47.34%	to	-47.42%
2007	0.60%	to	0.75%	3,391	2068.32	to	205.39	864,111	0.00%	10.18%	to	10.01%
2006	0.60%	to	0.75%	2,821	1877.25	to	186.7	683,524	0.00%	15.82%	to	15.65%
VPS Growth and Income Portfolio - Class A (ALVGIA)
2009	0.60%	to	0.75%	13,714	1236.25	to	122.39	1,902,208	4.39%	20.1%	to	19.92%
2008	0.60%	to	0.75%	17,672	1029.34	to	102.06	2,049,646	2.11%	-40.96%	to	-41.05%
2007	0.60%	to	0.75%	20,678	1743.46	to	173.13	4,016,345	1.43%	4.49%	to	4.33%
2006	0.60%	to	0.75%	23,141	1668.6	to	165.95	4,292,206	1.36%	16.59%	to	16.41%
2005	0.60%	to	0.75%	25,189	1431.21	to	142.55	3,838,046	1.45%	4.24%	to	4.09%
VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)
2009	0.60%	to	0.75%	11,860	1810.77	to	179.27	2,749,403	1.17%	42%	to	41.79%
2008	0.60%	to	0.75%	14,011	1275.17	to	126.44	2,157,791	0.75%	-35.96%	to	-36.06%
2007	0.60%	to	0.75%	13,917	1991.27	to	197.74	3,263,027	0.94%	1.09%	to	0.94%
2006	0.60%	to	0.75%	13,955	1969.75	to	195.9	3,116,027	0.40%	13.74%	to	13.57%
2005	0.60%	to	0.75%	12,590	1731.84	to	172.49	2,464,073	0.68%	6.28%	to	6.12%
(Continued)

PMLIC VL Separate Account (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
VP Income & Growth Fund - Class I (ACVIG)
2009	0.60%	to	0.75%	9,279	$1282.44	to	124.21	$1,299,283	5.39%	17.39%	to	17.21%
2008	0.60%	to	0.75%	8,662	1092.46	to	105.97	1,026,660	2.12%	-34.98%	to	-35.08%
2007	0.60%	to	0.75%	10,248	1680.14	to	163.22	1,839,959	1.74%	-0.67%	to	-0.82%
2006	0.60%	to	0.75%	10,276	1691.44	to	164.56	1,828,849	1.69%	16.39%	to	16.21%
2005	0.60%	to	0.75%	9,347	1453.27	to	141.6	1,477,346	1.89%	4.01%	to	3.85%
VP Income & Growth Fund - Class III (ACVIG3)
2007	0.68%			13,575	185.44	to	184.76	2,512,359	0.63%	17.29%	to	17.17%
VP Inflation Protection Fund - Class II (ACVIP2)
2009	0.60%	to	0.75%	17,921	1285.88	to	127.3	2,885,688	1.90%	9.55%	to	9.39%
2008	0.60%	to	0.75%	16,799	1173.74	to	116.37	2,345,551	4.77%	-2.18%	to	-2.33%
2007	0.60%	to	0.75%	13,169	1199.89	to	119.15	1,854,054	4.49%	8.83%	to	8.67%
2006	0.60%	to	0.75%	12,803	1102.5	to	109.64	1,624,404	3.43%	0.98%	to	0.83%
2005	0.60%	to	0.75%	14,308	1091.81	to	108.74	1,804,271	4.39%	0.95%	to	0.8%
VP International Fund - Class I (ACVI)
2009	0.60%	to	0.75%	544	1374.67	to	135.89	444,321	2.44%	32.96%	to	32.77%
2008	0.60%	to	0.75%	1,782	1033.86	to	102.36	462,358	0.88%	-45.15%	to	-45.24%
2007	0.60%	to	0.75%	2,778	1885.02	to	186.91	1,188,729	0.64%	17.35%	to	17.17%
2006	0.60%	to	0.75%	3,313	1606.37	to	159.52	1,042,520	1.58%	24.28%	to	24.09%
2005	0.60%	to	0.75%	3,969	4292.55	to	128.55	873,158	1.11%	12.58%	to	12.41%
VP International Fund - Class III (ACVI3)
2008	0.65%	to	0.75%	13,738	101.65	to	101.18	1,392,618	0.84%	-45.18%	to	-45.24%
VP Mid Cap Value Fund - Class I (ACVMV1)
2009	0.65%	to	0.75%	5,878	126.9	to	126.31	744,319	3.88%	29.1%	to	28.97%
2008	0.65%	to	0.75%	5,470	98.3	to	97.94	536,858	0.07%	-24.84%	to	-24.91%
2007	0.65%	to	0.75%	3,449	130.78	to	130.43	450,566	0.72%	-2.94%	to	-3.04%
2006	0.65%	to	0.75%	2,012	134.74	to	134.52	270,859	1.05%	19.52%	to	19.4%
2005	0.65%	to	0.75%	343	112.74	to	112.66	38,665	1.18%	12.74%	to	12.66%	*
VP Ultra(R) Fund - Class I (ACVU1)
2009	0.60%	to	0.75%	391	1008.59	to	99.7	131,903	0.57%	33.68%	to	33.47%
2008	0.60%	to	0.75%	17,502	754.51	to	74.7	1,359,258	0.00%	-41.83%	to	-41.92%
2007	0.60%	to	0.75%	17,069	1297.1	to	128.61	2,338,237	0.00%	20.29%	to	20.11%
2006	0.60%	to	0.75%	18,237	1078.33	to	107.08	2,030,698	0.00%	-3.85%	to	-4%
2005	0.60%	to	0.75%	16,999	1121.54	to	111.54	2,016,032	0.00%	1.56%	to	1.4%
VP Value Fund - Class I (ACVV)
2009	0.60%	to	0.75%	39,978	1282.88	to	126.82	5,713,475	6.21%	19.15%	to	18.97%
2008	0.60%	to	0.75%	44,924	1076.73	to	106.6	5,284,098	2.49%	-27.21%	to	-27.32%
2007	0.60%	to	0.75%	50,637	1479.32	to	146.68	8,195,665	1.62%	-5.71%	to	-5.85%
2006	0.60%	to	0.75%	54,195	1568.88	to	155.79	9,355,194	1.28%	17.95%	to	17.77%
2005	0.60%	to	0.75%	48,615	1330.18	to	132.29	7,102,333	0.73%	4.41%	to	4.25%
VP Vista(SM) Fund - Class I (ACVVS1)
2009	0.65%	to	0.75%	107	106.62	to	106.12	11,407	0.00%	21.68%	to	21.55%
2008	0.65%	to	0.75%	4,165	87.62	to	87.3	364,258	0.00%	-48.96%	to	-49.01%
2007	0.65%	to	0.75%	3,062	171.66	to	171.21	525,010	0.00%	38.86%	to	38.72%
2006	0.65%	to	0.75%	1,069	123.62	to	123.42	132,041	0.00%	8.3%	to	8.2%
2005	0.65%	to	0.75%	144	114.14	to	114.07	16,429	0.00%	14.14%	to	14.07%	*
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2009	0.60%	to	0.75%	30,885	1667.26	to	163.69	5,322,363	2.96%	24.28%	to	24.09%
2008	0.60%	to	0.75%	31,726	1341.55	to	131.91	4,393,379	0.87%	-31.33%	to	-31.43%
2007	0.60%	to	0.75%	33,536	1953.53	to	192.37	6,785,668	0.37%	-1.25%	to	-1.4%
2006	0.60%	to	0.75%	29,618	1978.31	to	195.1	6,138,847	0.36%	13.73%	to	13.56%
2005	0.60%	to	0.75%	24,462	1739.5	to	171.81	4,455,409	0.00%	6.59%	to	6.43%
(Continued)

PMLIC VL Separate Account (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
Stock Index Fund, Inc. - Initial Shares (DSIF)
2009	0.60%	to	0.75%	50,267	$1316.79	to	130.37	$7,092,217	2.43%	25.58%	to	25.39%
2008	0.60%	to	0.75%	53,706	1048.58	to	103.97	6,171,647	2.11%	-37.52%	to	-37.61%
2007	0.60%	to	0.75%	61,314	1678.21	to	166.65	11,148,730	1.73%	4.62%	to	4.46%
2006	0.60%	to	0.75%	62,009	1604.06	to	159.53	10,690,871	1.67%	14.81%	to	14.64%
2005	0.60%	to	0.75%	61,753	1397.16	to	139.16	9,252,054	1.66%	4.07%	to	3.91%
Appreciation Portfolio - Initial Shares (DCAP)
2009	0.60%	to	0.75%	19,586	1168.52	to	115.51	2,472,441	3.09%	21.83%	to	21.64%
2008	0.60%	to	0.75%	23,951	959.17	to	94.96	2,404,848	2.17%	-29.97%	to	-30.08%
2007	0.60%	to	0.75%	31,661	1369.71	to	135.81	4,641,082	1.54%	6.49%	to	6.33%
2006	0.60%	to	0.75%	32,783	1286.26	to	127.73	4,497,830	1.54%	15.78%	to	15.61%
2005	0.60%	to	0.75%	30,098	1110.93	to	110.48	3,629,774	0.20%	3.76%	to	3.6%
Developing Leaders Portfolio - Initial Shares (DSC)
2009	0.60%	to	0.75%	1,120	1059.97	to	104.94	132,111	1.78%	25.28%	to	25.1%
2008	0.60%	to	0.75%	993	846.06	to	83.89	100,867	0.88%	-37.97%	to	-38.06%
2007	0.60%	to	0.75%	879	1363.87	to	135.44	147,110	0.81%	-11.59%	to	-11.73%
2006	0.60%	to	0.75%	1,095	1542.74	to	153.43	222,638	0.42%	3.15%	to	3%
2005	0.60%	to	0.75%	1,172	1495.62	to	148.97	247,116	0.00%	5.17%	to	5.01%
Capital Appreciation Fund II - Primary Shares (FVCA2P)
2009	0.60%	to	0.75%	767	1297.3	to	128.44	106,650	0.91%	12.8%	to	12.63%
2008	0.60%	to	0.75%	559	1150.08	to	114.03	63,754	0.36%	-29.79%	to	-29.9%
2007	0.60%	to	0.75%	770	1638.05	to	162.66	125,461	0.84%	9.22%	to	9.05%
2006	0.60%	to	0.75%	920	1499.78	to	149.16	163,415	0.76%	15.52%	to	15.35%
2005	0.60%	to	0.75%	788	1298.29	to	129.31	122,669	1.07%	1.31%	to	1.15%
Clover Value Fund II - Primary Shares (FALF)
2009	0.65%	to	0.75%	389	111.47	to	110.73	43,074	3.16%	13.97%	to	13.86%
2008	0.60%	to	0.75%	547	980.85	to	97.25	53,326	1.93%	-34.19%	to	-34.29%
2007	0.60%	to	0.75%	612	1490.41	to	148	90,737	1.32%	-10.21%	to	-10.34%
2006	0.60%	to	0.75%	644	1659.84	to	165.08	148,881	1.27%	16.11%	to	15.94%
2005	0.60%	to	0.75%	597	1429.53	to	142.38	84,882	2.06%	4.4%	to	4.24%
Quality Bond Fund II - Primary Shares (FQB)
2009	0.60%	to	0.75%	17,378	1258.27	to	128.86	2,835,959	7.17%	19.71%	to	19.54%
2008	0.60%	to	0.75%	19,621	1051.06	to	107.8	2,290,947	5.19%	-7.84%	to	-7.98%
2007	0.60%	to	0.75%	24,177	1140.51	to	117.15	2,967,644	4.41%	4.75%	to	4.59%
2006	0.60%	to	0.75%	23,630	1088.79	to	112.01	2,724,035	3.99%	3.53%	to	3.38%
2005	0.60%	to	0.75%	19,395	1051.64	to	108.35	2,220,225	2.98%	0.69%	to	0.54%
Equity-Income Portfolio - Initial Class (FEIP)
2009	0.60%	to	0.75%	222,747	2863.82	to	279.41	88,514,803	2.32%	29.43%	to	29.24%
2008	0.60%	to	0.75%	259,698	2212.64	to	216.2	79,594,296	2.48%	-43%	to	-43.08%
2007	0.60%	to	0.75%	289,559	3881.67	to	379.86	153,737,798	1.78%	0.92%	to	0.77%
2006	0.60%	to	0.75%	310,744	3846.29	to	376.97	161,898,388	3.31%	19.48%	to	19.3%
2005	0.60%	to	0.75%	336,566	3219.28	to	315.99	146,730,412	1.64%	5.23%	to	5.08%
High Income Portfolio - Initial Class (FHIP)
2009	0.60%	to	0.75%	30,990	1965.61	to	186.05	10,157,812	7.82%	43.1%	to	42.88%
2008	0.60%	to	0.75%	43,872	1373.62	to	130.21	8,959,756	8.33%	-25.43%	to	-25.55%
2007	0.60%	to	0.75%	54,865	1842.15	to	174.89	14,349,789	7.52%	2.17%	to	2.01%
2006	0.60%	to	0.75%	80,318	1803.06	to	171.43	18,791,029	7.64%	10.57%	to	10.41%
2005	0.60%	to	0.75%	91,495	1630.65	to	155.27	19,080,223	14.96%	2.09%	to	1.94%
(Continued)

PMLIC VL Separate Account (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
VIP Fund - Asset Manager Portfolio - Initial Class (FAMP)
2009	0.60%	to	0.75%	91,759	$2404.48	to	234.6	$34,309,106	2.46%	28.34%	to	28.15%
2008	0.60%	to	0.75%	101,048	1873.52	to	183.07	29,440,111	2.63%	-29.15%	to	-29.25%
2007	0.60%	to	0.75%	115,363	2644.16	to	258.76	45,597,418	6.09%	14.81%	to	14.64%
2006	0.60%	to	0.75%	126,173	2303.09	to	225.72	42,928,990	2.72%	6.68%	to	6.52%
2005	0.60%	to	0.75%	138,727	2158.94	to	211.91	43,992,466	2.76%	3.42%	to	3.27%
VIP Fund - Contrafund Portfolio - Initial Class (FCP)
2009	0.60%	to	0.75%	264,822	3568.22	to	268.67	98,025,774	1.45%	34.9%	to	34.7%
2008	0.60%	to	0.75%	305,223	2032.93	to	199.47	83,226,683	0.99%	-42.86%	to	-42.94%
2007	0.60%	to	0.75%	329,483	3557.68	to	349.6	156,880,654	0.94%	16.88%	to	16.71%
2006	0.60%	to	0.75%	354,948	3043.75	to	299.55	142,858,160	1.28%	11.05%	to	10.88%
2005	0.60%	to	0.75%	365,088	2740.88	to	270.14	131,865,992	0.29%	16.24%	to	16.07%
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)
2009	0.65%	to	0.75%	10,790	149.83	to	149.13	1,612,544	0.27%	46.62%	to	46.47%
2008	0.65%	to	0.75%	9,988	102.19	to	101.82	1,018,628	0.00%	-54.7%	to	-54.75%
2007	0.65%	to	0.75%	8,579	225.59	to	224.99	1,933,441	0.12%	44.69%	to	44.55%
2006	0.65%	to	0.75%	6,071	155.91	to	155.65	945,548	0.72%	15.86%	to	15.75%
2005	0.65%	to	0.75%	2,430	134.56	to	134.47	326,843	0.85%	34.56%	to	34.47%	*
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)
2009	0.75%			25,434	126.36			3,213,783	2.96%	29.06%
2008	0.75%			25,036	97.91			2,450,897	2.59%	-43.13%
2007	0.75%			22,053	172.17			3,796,843	1.82%	0.66%
2006	0.75%			18,502	171.05			3,164,664	3.04%	19.18%
2005	0.75%			11,468	143.51			1,645,778	1.07%	4.97%
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)
2009	0.65%	to	0.75%	3,157	116.31	to	115.77	366,408	4.03%	23.35%	to	23.23%
2008	0.65%	to	0.75%	3,319	94.29	to	93.95	312,524	2.45%	-25.56%	to	-25.64%
2007	0.65%	to	0.75%	4,370	126.67	to	126.34	553,045	3.35%	7.94%	to	7.83%
2006	0.65%	to	0.75%	1,284	117.36	to	117.16	150,734	1.73%	9.07%	to	8.96%
2005	0.65%	to	0.75%	1,252	107.6	to	107.52	134,721	0.52%	7.6%	to	7.52%	*
VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)
2009	0.65%	to	0.75%	10,411	115.13	to	114.59	1,195,368	4.98%	27.94%	to	27.81%
2008	0.65%	to	0.75%	8,101	89.99	to	89.66	727,539	2.71%	-33.15%	to	-33.21%
2007	0.65%	to	0.75%	6,538	134.6	to	134.25	878,659	2.43%	9.45%	to	9.34%
2006	0.65%	to	0.75%	3,434	122.98	to	122.78	421,728	1.54%	11.09%	to	10.98%
2005	0.65%	to	0.75%	2,865	110.71	to	110.64	317,008	0.74%	10.71%	to	10.64%	*
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)
2009	0.65%	to	0.75%	9,881	112.54	to	112.02	1,108,060	2.77%	30.55%	to	30.42%
2008	0.65%	to	0.75%	8,736	86.2	to	85.89	751,003	2.15%	-38.48%	to	-38.54%
2007	0.65%	to	0.75%	8,209	140.12	to	139.75	1,147,827	2.68%	10.48%	to	10.37%
2006	0.65%	to	0.75%	2,127	126.82	to	126.61	269,394	2.41%	12.42%	to	12.31%
2005	0.65%	to	0.75%	730	112.81	to	112.74	82,365	0.90%	12.81%	to	12.74%	*
VIP Fund - Growth Portfolio - Initial Class (FGP)
2009	0.60%	to	0.75%	333,190	2438.03	to	237.87	109,607,553	0.45%	27.52%	to	27.33%
2008	0.60%	to	0.75%	380,893	1911.89	to	186.82	98,116,407	0.82%	-47.48%	to	-47.56%
2007	0.60%	to	0.75%	417,459	3640.57	to	356.27	203,857,644	0.82%	26.2%	to	26.01%
2006	0.60%	to	0.75%	461,606	2884.74	to	282.73	178,505,394	0.39%	6.21%	to	6.05%
2005	0.60%	to	0.75%	502,778	2716	to	266.59	182,818,370	0.51%	5.17%	to	5.01%
(Continued)

PMLIC VL Separate Account (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
VIP Fund - Growth Portfolio - Service Class (FGS)
2009	0.75%			15,534	$119.36			$1,854,183	0.44%	27.19%
2008	0.75%			16,514	93.85			1,549,717	0.78%	-47.63%
2007	0.75%			14,322	179.19			2,566,418	0.58%	25.92%
2006	0.75%			13,173	142.31			1,874,679	0.21%	5.94%
2005	0.75%			8,095	134.34			1,087,517	0.31%	4.89%
VIP Fund - High Income Portfolio - Initial Class R (FHIPR)
2009	0.65%	to	0.75%	38,892	105.01	to	104.73	4,079,165	8.46%	42.88%	to	42.74%
2008	0.65%	to	0.75%	33,979	73.49	to	73.37	2,495,409	9.07%	-25.37%	to	-25.44%
2007	0.65%	to	0.75%	34,486	98.48	to	98.41	3,395,178	10.69%	-1.52%	to	-1.59%	*
VIP Fund - Investment Grade Bond Portfolio - Initial Class (FIGBP)
2009	0.60%	to	0.75%	128,777	2358.94	to	230.42	38,476,630	9.25%	15.03%	to	14.86%
2008	0.60%	to	0.75%	138,130	2050.71	to	200.61	35,209,804	4.47%	-3.83%	to	-3.97%
2007	0.60%	to	0.75%	181,072	2132.34	to	208.91	46,640,056	4.31%	3.72%	to	3.56%
2006	0.60%	to	0.75%	209,573	2055.87	to	201.72	50,833,390	3.88%	3.73%	to	3.57%
2005	0.60%	to	0.75%	199,063	1982.01	to	194.77	47,170,260	3.59%	1.58%	to	1.43%
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)
2009	0.75%			10,156	129.79			1,318,177	10.81%	14.81%
2008	0.75%			10,024	113.05			1,133,223	3.99%	-4.07%
2007	0.75%			10,782	117.84			1,270,541	4.04%	3.43%
2006	0.75%			10,341	113.94			1,178,224	3.44%	3.52%
2005	0.75%			8,327	110.06			916,473	3.11%	1.32%
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
2009	0.60%	to	0.75%	44,102	2198.09	to	217.62	11,734,551	0.64%	39.18%	to	38.97%
2008	0.60%	to	0.75%	50,517	1579.35	to	156.6	9,557,589	0.36%	-39.87%	to	-39.96%
2007	0.60%	to	0.75%	52,370	2626.58	to	260.83	16,478,100	0.71%	14.79%	to	14.62%
2006	0.60%	to	0.75%	53,198	2288.11	to	227.56	14,488,640	0.25%	11.92%	to	11.75%
2005	0.60%	to	0.75%	49,974	2044.44	to	203.63	12,334,023	0.00%	17.5%	to	17.32%
VIP Fund - Overseas Portfolio - Initial Class (FOP)
2009	0.60%	to	0.75%	55,221	1898.89	to	185.48	18,231,555	2.10%	25.77%	to	25.58%
2008	0.60%	to	0.75%	69,280	1509.77	to	147.69	17,824,415	2.52%	-44.14%	to	-44.23%
2007	0.60%	to	0.75%	88,555	2702.85	to	264.8	37,847,405	3.27%	16.61%	to	16.43%
2006	0.60%	to	0.75%	106,054	2317.92	to	227.43	37,412,374	0.89%	17.38%	to	17.2%
2005	0.60%	to	0.75%	130,400	1974.8	to	194.06	37,349,783	0.70%	18.34%	to	18.16%
VIP Fund - Overseas Portfolio - Initial Class R (FOPR)
2009	0.60%	to	0.75%	149,431	1265.25	to	125.45	22,429,097	2.34%	25.85%	to	25.66%
2008	0.60%	to	0.75%	154,536	1005.39	to	99.84	18,340,348	2.72%	-44.15%	to	-44.23%
2007	0.60%	to	0.75%	150,134	1800.2	to	179.03	32,578,014	3.27%	16.65%	to	16.47%
2006	0.60%	to	0.75%	145,516	1543.24	to	153.71	27,032,323	0.81%	17.31%	to	17.14%
2005	0.60%	to	0.75%	137,020	1315.47	to	131.22	21,341,056	0.60%	18.4%	to	18.23%
VIP Fund - Overseas Portfolio - Service Class (FOS)
2009	0.75%			458	175.24			80,261	2.26%	25.49%
2008	0.75%			634	139.64			88,602	2.25%	-44.28%
2007	0.75%			948	250.64			237,571	3.11%	16.33%
2006	0.75%			1,049	215.46			226,088	0.81%	17.07%
2005	0.75%			1,304	184.05			239,921	0.59%	18.09%
VIP Fund - Overseas Portfolio - Service Class 2 R (FO2R)
2005	0.75%			6,705	130.98			878,406	0.37%	18.04%
(Continued)

PMLIC VL Separate Account (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
VIP Fund - Overseas Portfolio - Service Class R (FOSR)
2009	0.75%			16,574	$124.76			$2,067,777	2.93%	25.55%
2008	0.75%			15,108	99.37			1,500,769	2.85%	-44.3%
2007	0.75%			12,637	178.4			2,254,519	3.20%	16.34%
2006	0.75%			10,294	153.34			1,578,430	0.61%	17.07%
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
2009	0.60%	to	0.75%	10,974	1582.95	to	156.72	2,094,978	0.63%	56.46%	to	56.22%
2008	0.60%	to	0.75%	10,420	1011.76	to	100.32	1,220,851	0.68%	-51.47%	to	-51.54%
2007	0.60%	to	0.75%	11,327	2084.71	to	207.02	2,741,821	0.81%	4.96%	to	4.81%
2006	0.60%	to	0.75%	10,422	1986.11	to	197.52	2,392,941	0.49%	15.5%	to	15.33%
2005	0.60%	to	0.75%	11,040	1719.52	to	171.27	2,189,379	0.00%	1.94%	to	1.79%
Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)
2009	0.60%	to	0.75%	39,612	1343.59	to	133.02	6,134,939	1.83%	16.97%	to	16.79%
2008	0.60%	to	0.75%	49,884	1148.67	to	113.89	6,575,907	2.05%	-27.38%	to	-27.49%
2007	0.60%	to	0.75%	55,089	1581.75	to	157.07	9,896,092	2.41%	-3%	to	-3.15%
2006	0.60%	to	0.75%	57,462	1630.69	to	162.18	10,654,504	1.13%	16.73%	to	16.55%
2005	0.60%	to	0.75%	61,187	1397	to	139.14	9,574,564	0.96%	3.06%	to	2.91%
Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)
2009	0.60%	to	0.75%	30,252	1732.72	to	171.55	6,000,085	2.20%	28.77%	to	28.58%
2008	0.60%	to	0.75%	33,596	1345.61	to	133.42	5,159,296	1.44%	-33.27%	to	-33.37%
2007	0.60%	to	0.75%	35,735	2016.55	to	200.25	8,178,342	0.86%	-2.72%	to	-2.87%
2006	0.60%	to	0.75%	36,733	2073.03	to	206.17	8,565,153	0.83%	16.6%	to	16.43%
2005	0.60%	to	0.75%	34,003	1777.85	to	177.08	6,889,528	0.86%	8.34%	to	8.18%
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
2009	0.65%	to	0.75%	16,508	167.41	to	166.63	2,756,076	4.61%	71.52%	to	71.34%
2008	0.65%	to	0.75%	13,515	97.61	to	97.25	1,316,120	2.88%	-52.98%	to	-53.03%
2007	0.65%	to	0.75%	13,184	207.58	to	207.02	2,732,875	2.14%	27.86%	to	27.73%
2006	0.65%	to	0.75%	7,730	162.35	to	162.08	1,253,547	1.15%	27.34%	to	27.21%
2005	0.65%	to	0.75%	4,063	127.49	to	127.41	517,685	0.07%	27.49%	to	27.41%	*
Templeton Foreign Securities Fund - Class 1 (TIF)
2009	0.60%	to	0.75%	2,527	1936.48	to	191.72	1,436,416	3.79%	36.52%	to	36.32%
2008	0.60%	to	0.75%	3,391	1418.46	to	140.65	1,116,918	2.62%	-40.59%	to	-40.68%
2007	0.60%	to	0.75%	4,015	2387.69	to	237.1	2,157,443	2.10%	15.09%	to	14.92%
2006	0.60%	to	0.75%	4,317	2074.59	to	206.32	1,837,323	1.37%	20.97%	to	20.79%
2005	0.60%	to	0.75%	5,324	1714.94	to	170.81	1,603,003	1.31%	9.82%	to	9.65%
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
2009	0.65%	to	0.75%	13,754	151.4	to	150.69	2,076,201	15.63%	17.92%	to	17.8%
2008	0.65%	to	0.75%	12,536	128.39	to	127.92	1,605,824	3.93%	5.52%	to	5.41%
2007	0.65%	to	0.75%	7,296	121.68	to	121.35	886,275	2.83%	10.31%	to	10.2%
2006	0.65%	to	0.75%	4,632	110.3	to	110.12	510,397	3.41%	12.11%	to	12%
2005	0.65%	to	0.75%	1,674	98.39	to	98.32	164,647	1.28%	-1.61%	to	-1.68%	*
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2009	0.75%			94	85.62			8,048	8.69%	29.28%
2008	0.75%			5	66.23			351	2.64%	-33.77%			*
International Portfolio - S Class Shares (AMINS)
2009	0.75%			15	104.16			1,458	0.02%	33.51%
2008	0.65%	to	0.75%	4,896	78.31	to	78.02	382,454	0.00%	-46.78%	to	-46.84%
2007	0.65%	to	0.75%	7,201	147.15	to	146.76	1,057,420	2.69%	2.54%	to	2.44%
2006	0.65%	to	0.75%	3,252	143.5	to	143.27	466,192	0.25%	22.66%	to	22.53%
2005	0.65%	to	0.75%	616	117	to	116.92	72,003	0.16%	17%	to	16.92%	*
(Continued)

PMLIC VL Separate Account (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ration***	Total Return****			Inception Date
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
2009	0.60%	to	0.75%	203	$1644.39	to	162.8	$158,984	0.00%	30.81%	to	30.62%
2008	0.60%	to	0.75%	6,626	1257.07	to	124.64	1,051,885	0.00%	-43.71%	to	-43.79%
2007	0.60%	to	0.75%	5,229	2233.14	to	221.76	1,539,406	0.00%	21.79%	to	21.61%
2006	0.60%	to	0.75%	3,483	1833.58	to	182.35	775,995	0.00%	14.01%	to	13.84%
2005	0.60%	to	0.75%	3,023	1608.26	to	160.18	541,510	0.00%	13.06%	to	12.89%
Partners Portfolio - I Class Shares (AMTP)
2009	0.60%	to	0.75%	5,536	1203.56	to	118.27	3,518,851	0.73%	55.14%	to	54.91%
2008	0.60%	to	0.75%	129,860	1583.72	to	76.35	15,078,612	0.53%	-52.68%	to	-52.75%
2007	0.60%	to	0.75%	138,527	3346.72	to	161.58	34,328,717	0.64%	8.68%	to	8.51%
2006	0.60%	to	0.75%	158,015	3079.47	to	148.9	34,027,708	0.71%	11.57%	to	11.4%
2005	0.60%	to	0.75%	173,411	2760.1	to	133.66	33,087,823	0.95%	17.34%	to	17.17%
Regency Portfolio - S Class Shares (AMRS)
2008	0.65%	to	0.75%	2,174	70.37	to	70.11	152,658	1.08%	-46.3%	to	-46.35%
2007	0.65%	to	0.75%	1,683	131.03	to	130.68	220,309	0.43%	2.38%	to	2.28%
2006	0.65%	to	0.75%	1,061	127.98	to	127.77	135,667	0.50%	10.22%	to	10.11%
2005	0.65%	to	0.75%	214	116.12	to	116.04	24,775	0.00%	16.12%	to	16.04%	*
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
2009	0.60%	to	0.75%	4,775	1096.12	to	108.52	637,906	0.00%	22.02%	to	21.84%
2008	0.60%	to	0.75%	5,711	898.31	to	89.07	602,443	0.00%	-39.84%	to	-39.93%
2007	0.60%	to	0.75%	6,024	1493.1	to	148.27	1,034,107	0.00%	-0.09%	to	-0.24%
2006	0.60%	to	0.75%	5,940	1494.44	to	148.63	1,028,864	0.00%	4.62%	to	4.47%
Socially Responsive Portfolio - I Class Shares (AMSRS)
2009	0.60%	to	0.75%	3,912	1401.53	to	138.76	662,956	2.45%	30.64%	to	30.44%
2008	0.60%	to	0.75%	5,980	1072.82	to	106.37	679,510	2.18%	-39.81%	to	-39.9%
2007	0.60%	to	0.75%	5,851	1782.24	to	176.98	1,100,244	0.09%	6.97%	to	6.8%
2006	0.60%	to	0.75%	5,451	1666.17	to	165.7	948,821	0.17%	13.02%	to	12.86%
2005	0.60%	to	0.75%	4,176	1474.17	to	146.83	748,034	0.00%	6.22%	to	6.06%
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2009	0.60%	to	0.75%	31,241	1095.29	to	108.28	3,632,481	0.39%	43.65%	to	43.44%
2008	0.60%	to	0.75%	39,286	762.45	to	75.49	3,146,181	0.15%	-45.84%	to	-45.93%
2007	0.60%	to	0.75%	41,017	1407.89	to	139.6	6,162,511	0.22%	13.46%	to	13.29%
2006	0.60%	to	0.75%	41,327	1240.84	to	123.22	5,452,982	0.34%	7.3%	to	7.14%
2005	0.60%	to	0.75%	36,163	1156.38	to	115	4,425,073	0.85%	4.47%	to	4.32%
Global Securities Fund/VA - Class 3 (OVGS3)
2009	0.65%	to	0.75%	58,101	134.35	to	133.59	7,771,162	2.60%	38.79%	to	38.65%
2008	0.65%	to	0.75%	67,077	96.8	to	96.35	6,469,687	1.53%	-40.58%	to	-40.64%
2007	0.65%	to	0.75%	68,253	162.91	to	162.32	11,090,536	1.24%	5.64%	to	5.54%
2006	0.65%	to	0.75%	60,153	154.21	to	153.8	9,258,685	0.85%	16.93%	to	16.81%
2005	0.65%	to	0.75%	45,095	131.88	to	131.66	5,940,612	0.82%	13.6%	to	13.49%
Global Securities Fund/VA - Non-Service Shares (OVGS)
2009	0.60%	to	0.75%	4,877	1521.54	to	150.41	1,687,533	2.59%	38.94%	to	38.73%
2008	0.60%	to	0.75%	7,895	1095.14	to	108.42	1,622,746	1.59%	-40.55%	to	-40.64%
2007	0.60%	to	0.75%	9,126	1842.01	to	182.64	3,048,495	1.29%	5.68%	to	5.52%
2006	0.60%	to	0.75%	9,975	1743.01	to	173.09	2,878,348	1.01%	16.99%	to	16.81%
2005	0.60%	to	0.75%	12,525	1489.88	to	148.17	2,747,732	1.05%	13.63%	to	13.46%
(Continued)

PMLIC VL Separate Account (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ration***	Total Return****			Inception Date
High Income Fund/VA - Class 3 (OVHI3)
2009	0.65%	to	0.75%	10,062	$25.4	to	25.34	$255,133	0.00%	25.93%	to	25.8%
2008	0.65%	to	0.75%	8,100	20.17	to	20.14	163,198	6.96%	-79.03%	to	-79.05%
2007	0.65%	to	0.75%	2,821	96.19	to	96.13	271,194	0.00%	-3.81%	to	-3.87%	*
High Income Fund/VA - Non-Service Shares (OVHI)
2009	0.60%	to	0.75%	2,287	349.94	to	34.65	120,926	0.00%	24.57%	to	24.38%
2008	0.60%	to	0.75%	3,768	280.92	to	27.85	130,648	8.28%	-78.8%	to	-78.83%
2007	0.60%	to	0.75%	4,957	1325.08	to	131.58	757,773	7.95%	-0.7%	to	-0.85%
2006	0.60%	to	0.75%	7,314	1334.46	to	132.71	1,085,691	6.94%	8.77%	to	8.61%
2005	0.60%	to	0.75%	5,853	1226.86	to	122.2	794,283	6.19%	1.7%	to	1.55%
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2009	0.60%	to	0.75%	18,999	1092.14	to	107.96	2,320,394	2.14%	27.52%	to	27.33%
2008	0.60%	to	0.75%	22,083	856.46	to	84.79	2,101,015	1.61%	-38.84%	to	-38.93%
2007	0.60%	to	0.75%	24,468	1400.32	to	138.85	3,829,040	0.95%	3.8%	to	3.64%
2006	0.60%	to	0.75%	23,629	1349.11	to	133.97	3,569,662	1.06%	14.34%	to	14.17%
2005	0.60%	to	0.75%	19,483	1179.93	to	117.34	2,677,128	1.28%	5.34%	to	5.19%
Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)
2009	0.60%	to	0.75%	7,566	1695.08	to	167.82	1,469,138	1.03%	36.38%	to	36.17%
2008	0.60%	to	0.75%	10,063	1242.95	to	123.24	1,379,569	0.51%	-38.2%	to	-38.29%
2007	0.60%	to	0.75%	11,379	2011.29	to	199.73	2,555,347	0.32%	-1.8%	to	-1.95%
2006	0.60%	to	0.75%	10,503	2048.24	to	203.7	2,368,572	0.14%	14.31%	to	14.14%
2005	0.60%	to	0.75%	7,147	1791.8	to	178.47	1,488,022	0.00%	9.26%	to	9.1%
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
2009	0.75%			818	109.1			89,246	0.76%	9.1%			*
Low Duration Portfolio - Administrative Class (PMVLDA)
2009	0.75%			1,256	109.9			138,037	1.56%	9.9%			*
Putnam VT Growth and Income Fund - IB Shares (PVGIB)
2009	0.60%	to	0.75%	1,290	1209.74	to	119.77	155,719	3.07%	29.04%	to	28.84%
2008	0.60%	to	0.75%	2,001	937.52	to	92.96	198,497	2.18%	-39.06%	to	-39.16%
2007	0.60%	to	0.75%	2,406	1538.53	to	152.78	404,763	1.47%	-6.6%	to	-6.74%
2006	0.60%	to	0.75%	2,837	1647.31	to	163.83	567,734	1.35%	15.22%	to	15.05%
2005	0.60%	to	0.75%	2,559	1429.72	to	142.4	365,035	1.23%	4.6%	to	4.44%
Putnam VT International Equity Fund - IB Shares (PVTIGB)
2009	0.60%	to	0.75%	383	1549.96	to	153.45	107,636	0.00%	23.89%	to	23.7%
2008	0.60%	to	0.75%	524	1251.09	to	124.05	170,221	2.08%	-44.29%	to	-44.37%
2007	0.60%	to	0.75%	560	2245.59	to	222.99	289,937	2.71%	7.72%	to	7.55%
2006	0.60%	to	0.75%	728	2084.75	to	207.33	229,635	0.58%	26.96%	to	26.77%
2005	0.60%	to	0.75%	885	1642.09	to	163.55	309,159	1.44%	11.53%	to	11.36%
Putnam VT Voyager Fund - IB Shares (PVTVB)
2009	0.60%	to	0.75%	4,172	1451.67	to	143.72	1,107,276	0.66%	62.92%	to	62.67%
2008	0.60%	to	0.75%	3,194	891.06	to	88.35	307,684	0.00%	-37.41%	to	-37.5%
2007	0.60%	to	0.75%	3,387	1423.61	to	141.37	494,816	0.00%	4.89%	to	4.73%
2006	0.60%	to	0.75%	3,775	1357.3	to	134.99	1,006,933	0.11%	4.81%	to	4.65%
2005	0.60%	to	0.75%	3,939	1295.05	to	128.99	981,059	0.66%	5.06%	to	4.91%
Blue Chip Growth Portfolio - II (TRBCG2)
2009	0.65%	to	0.75%	10,571	109.78	to	109.26	1,157,031	0.00%	40.87%	to	40.73%
2008	0.65%	to	0.75%	13,346	77.93	to	77.64	1,037,913	0.09%	-43.02%	to	-43.08%
2007	0.65%	to	0.75%	16,056	136.76	to	136.4	2,193,719	0.10%	11.76%	to	11.64%
2006	0.65%	to	0.75%	12,367	122.38	to	122.17	1,512,514	0.28%	8.62%	to	8.51%
2005	0.65%	to	0.75%	2,658	112.66	to	112.59	299,227	0.28%	12.66%	to	12.59%	*
(Continued)

PMLIC VL Separate Account (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
Equity Income Portfolio - II (TREI2)
2009	0.65%	to	0.75%	18,737	$100.7	to	100.23	$1,880,125	1.92%	24.44%	to	24.32%
2008	0.65%	to	0.75%	18,840	80.92	to	80.62	1,520,540	2.18%	-36.68%	to	-36.74%
2007	0.65%	to	0.75%	19,103	127.79	to	127.45	2,436,788	1.52%	2.36%	to	2.26%
2006	0.65%	to	0.75%	15,244	124.85	to	124.64	1,901,205	1.38%	17.88%	to	17.76%
2005	0.65%	to	0.75%	8,420	105.91	to	105.84	891,372	1.62%	5.91%	to	5.84%	*
Limited-Term Bond Portfolio - II (TRLT2)
2008	0.65%	to	0.75%	10,415	109.66	to	109.25	1,140,127	3.63%	0.65%	to	0.55%
2007	0.65%	to	0.75%	3,708	108.95	to	108.66	403,165	4.02%	4.54%	to	4.43%
2006	0.65%	to	0.75%	2,565	104.22	to	104.05	266,960	3.68%	3.35%	to	3.25%
2005	0.65%	to	0.75%	564	100.84	to	100.77	56,684	2.10%	0.84%	to	0.77%	*
Worldwide Insurance Trust - Worldwide Bond Fund - Class R1 (VWBFR)
2009	0.60%	to	0.75%	26,836	1358.56	to	134.71	4,950,164	3.97%	5.35%	to	5.19%
2008	0.60%	to	0.75%	28,883	1289.6	to	128.06	4,954,047	7.27%	3.08%	to	2.93%
2007	0.60%	to	0.75%	26,479	1251.06	to	124.42	4,015,337	5.76%	9.16%	to	8.99%
2006	0.60%	to	0.75%	23,711	1146.09	to	114.15	3,333,139	7.46%	5.76%	to	5.6%
2005	0.60%	to	0.75%	20,782	1083.66	to	108.1	2,771,982	5.62%	-3.69%	to	-3.83%
Worldwide Insurance Trust - Worldwide Bond Fund - Initial Class (VWBF)
2009	0.60%	to	0.75%	8,890	2246.92	to	219.47	3,920,034	3.91%	5.35%	to	5.19%
2008	0.60%	to	0.75%	10,846	2132.87	to	208.65	4,376,847	8.56%	2.99%	to	2.83%
2007	0.60%	to	0.75%	13,677	2070.99	to	202.9	4,795,909	6.13%	9.05%	to	8.89%
2006	0.60%	to	0.75%	15,761	1899.1	to	186.34	4,697,166	8.83%	5.85%	to	5.69%
2005	0.60%	to	0.75%	19,420	1794.23	to	176.31	5,372,232	7.44%	-3.61%	to	-3.75%
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Class R1 (VWEMR)
2009	0.60%	to	0.75%	46,050	2342.41	to	232.26	13,909,214	0.17%	112.12%	to	111.8%
2008	0.60%	to	0.75%	53,636	1104.29	to	109.66	7,283,105	0.00%	-64.96%	to	-65.01%
2007	0.60%	to	0.75%	49,551	3151.67	to	313.44	19,841,880	0.40%	36.74%	to	36.53%
2006	0.60%	to	0.75%	50,796	2304.88	to	229.57	14,924,859	0.55%	38.7%	to	38.49%
2005	0.60%	to	0.75%	48,585	1661.75	to	165.76	10,258,252	0.66%	31.08%	to	30.88%
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Initial Class (VWEM)
2009	0.60%	to	0.75%	36,924	2520.65	to	246.95	17,037,479	0.18%	111.9%	to	111.58%
2008	0.60%	to	0.75%	46,592	1189.54	to	116.71	9,570,941	0.00%	-64.99%	to	-65.04%
2007	0.60%	to	0.75%	56,497	3397.77	to	333.88	31,998,127	0.43%	36.79%	to	36.58%
2006	0.60%	to	0.75%	65,596	2483.98	to	244.46	27,532,833	0.60%	38.66%	to	38.45%
2005	0.60%	to	0.75%	78,073	1791.42	to	176.56	22,869,649	0.82%	31.21%	to	31.01%
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Class R1 (VWHAR)
2009	0.60%	to	0.75%	27,655	2835.84	to	281.19	10,313,435	0.25%	56.68%	to	56.44%
2008	0.60%	to	0.75%	26,325	1809.99	to	179.74	6,301,428	0.34%	-46.42%	to	-46.5%
2007	0.60%	to	0.75%	24,100	3378.1	to	335.96	11,151,910	0.11%	44.45%	to	44.24%
2006	0.60%	to	0.75%	23,664	2338.52	to	232.92	7,147,905	0.06%	23.79%	to	23.61%
2005	0.60%	to	0.75%	19,315	1889.04	to	188.44	4,724,798	0.22%	50.71%	to	50.49%
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class (VWHA)
2009	0.60%	to	0.75%	8,720	4052.89	to	395.88	6,557,816	0.27%	56.59%	to	56.36%
2008	0.60%	to	0.75%	9,861	2588.17	to	253.19	4,997,263	0.30%	-46.45%	to	-46.53%
2007	0.60%	to	0.75%	11,498	4832.97	to	473.49	9,777,657	0.13%	44.48%	to	44.27%
2006	0.60%	to	0.75%	13,836	3345.02	to	328.21	8,254,908	0.06%	23.75%	to	23.56%
2005	0.60%	to	0.75%	16,311	2703.06	to	265.62	7,706,734	0.32%	50.77%	to	50.54%
(Continued)

PMLIC VL Separate Account (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
Worldwide Insurance Trust - Worldwide Real Estate Fund - Class R1 (VWRER)
2008	0.60%	to	0.75%	24,291	$904.64	to	89.83	$2,867,887	5.55%	-55.37%	to	-55.44%
2007	0.60%	to	0.75%	24,320	2027.19	to	201.61	6,617,437	0.95%	0.35%	to	0.19%
2006	0.60%	to	0.75%	22,052	2020.21	to	201.22	5,506,576	1.42%	30.03%	to	29.83%
2005	0.60%	to	0.75%	21,899	1553.66	to	154.98	4,031,485	1.53%	20.29%	to	20.11%
Vanguard(R) Variable Insurance Funds - Equity Income Portfolio (VVEI)
2009			0.95%	11,643	134.52			1,566,225	6.47%	15.67%
2008			0.95%	12,814	116.30			1,490,261	3.62%	-31.57%
2007			0.95%	12,966	169.95			2,203,522	2.32%	3.54%
2006			0.95%	11,748	164.14			1,928,212	2.52%	19.56%
2005			0.95%	8,568	137.29			1,176,354	1.99%	3.16%
Vanguard(R) Variable Insurance Funds - High Yield Bond Portfolio (VVHYB)
2009			0.95%	7,329	143.63			1,052,698	10.32%	37.54%
2008			0.95%	6,995	104.43			730,479	7.84%	-22.69%
2007			0.95%	6,190	135.08			836,154	6.36%	0.98%
2006			0.95%	4,963	133.76			663,844	6.78%	7.25%
2005			0.95%	4,203	124.72			524,177	7.28%	1.78%
Vanguard(R) Variable Insurance Funds - Mid-Cap Index Portfolio (VVMCI)
2009			0.95%	16,890	164.39			2,776,530	2.28%	39.05%
2008			0.95%	17,877	118.23			2,113,587	1.59%	-42.37%
2007			0.95%	15,734	205.14			3,227,558	1.17%	5.13%
2006			0.95%	12,722	195.12			2,482,308	0.91%	12.68%
2005			0.95%	7,819	173.17			1,353,960	0.78%	12.9%
Vanguard(R) Variable Insurance Funds - Total Bond Market Index Portfolio (VVHGB)
2009			0.95%	9,346	130.23			1,217,146	5.74%	4.94%
2008			0.95%	9,239	124.10			1,146,560	4.16%	4.23%
2007			0.95%	10,397	119.06			1,237,874	3.74%	5.97%
2006			0.95%	9,537	112.35			1,071,517	3.61%	3.32%
2005			0.95%	6,477	108.74			704,467	3.25%	1.44%
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
2009			0.75%	1,332	119.06			158,586	0.00%	19.06%			*
Advantage Funds Variable Trust - VT Discovery Fund (SVDF)
2009	0.60%	to	0.75%	3,356	658.74	to	64.92	658,495	0.00%	39.46%	to	39.26%
2008	0.60%	to	0.75%	124,354	472.33	to	46.62	6,135,522	0.00%	-44.69%	to	-44.77%
2007	0.60%	to	0.75%	133,855	853.97	to	84.42	11,868,973	0.00%	21.59%	to	21.41%
2006	0.60%	to	0.75%	142,861	702.35	to	69.54	10,355,423	0.00%	13.96%	to	13.79%
2005	0.60%	to	0.75%	151,219	616.31	to	61.11	9,712,121	0.00%	15.35%	to	15.23%	*
Advantage Funds Variable Trust - VT Opportunity Fund (SVOF)
2009	0.60%	to	0.75%	1,478	1228.04	to	121.03	542,984	0.00%	46.85%	to	46.63%
2008	0.60%	to	0.75%	51,776	836.24	to	82.54	4,552,777	1.91%	-40.46%	to	-40.55%
2007	0.60%	to	0.75%	58,374	1404.42	to	138.83	8,644,715	0.60%	5.99%	to	5.83%
2006	0.60%	to	0.75%	60,023	1325.02	to	131.18	8,442,541	0.00%	11.55%	to	11.38%
2005	0.60%	to	0.75%	64,603	1187.83	to	117.78	8,255,270	0.00%	7.24%	to	7.08%	*
Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)
2009			0.75%	333	131.36			43,742	0.00%	31.36%			*
J.P. Morgan NVIT Balanced Fund - Class IV (obsolete) (BF4)
2008	0.35%	to	0.75%	48,504	3524.27	to	227.22	26,513,389	2.74%	-25.82%	to	-26.11%
2007	0.35%	to	0.75%	54,224	4750.87	to	307.54	39,307,336	2.20%	4.28%	to	3.86%
2006	0.35%	to	0.75%	57,587	4555.8	to	296.1	39,020,861	2.36%	11.91%	to	11.46%
2005	0.35%	to	0.75%	64,125	4070.96	to	265.64	37,680,892	2.08%	2.26%	to	1.86%
Merrill Lynch 2006 Stripped Zero Coupon Bond (obsolete) (MLSZB)
2005	0.60%	to	1.00%	25,062	4629.79	to	292.43	11,819,715	1.54%	1.99%	to	1.58%
(Continued)

PMLIC VL Separate Account (NOTES TO FINANCIAL STATEMENTS, Continued) December 31, 2009

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date
NVIT Mid Cap Growth Fund - Class IV (obsolete) (SGRF4)
2008	0.60%	to	0.75%	83,922	$4197.82	to	278.05	$36,215,004	0.00%	-46.43%	to	-46.51%
2007	0.60%	to	0.75%	90,685	7835.48	to	519.78	72,826,749	0.00%	8.38%	to	8.22%
2006	0.60%	to	0.75%	97,321	7229.62	to	480.32	71,620,470	0.00%	9.28%	to	9.11%
2005	0.60%	to	0.75%	107,547	6615.81	to	440.2	72,034,687	0.00%	9.16%	to	9%
Worldwide Insurance Trust - Worldwide Real Estate Fund - Initial Class (obsolete) (VWRE)
2008	0.60%	to	0.75%	9,119	1240	to	122.03	1,682,574	5.75%	-55.39%	to	-55.45%
2007	0.60%	to	0.75%	11,517	2779.38	to	273.94	4,616,515	1.07%	0.28%	to	0.13%
2006	0.60%	to	0.75%	13,258	2771.53	to	273.58	5,209,377	1.55%	30.14%	to	29.94%
2005	0.60%	to	0.75%	15,785	2129.71	to	210.54	4,701,955	2.21%	20.29%	to	20.11%

2009	Attributable to Nationwide Life Insurance Company:								401,816
2009	Total Contract Owners’ Equity:								$1,249,883,066
2008	Attributable to Nationwide Life Insurance Company:								298,851
2008	Total Contract Owners’ Equity:								$1,091,757,848
2007	Attributable to Nationwide Life Insurance Company:								590,772
2007	Total Contract Owners’ Equity:								$1,907,552,148
2006	Attributable to Nationwide Life Insurance Company:								346,218
2006	Total Contract Owners’ Equity:								$1,829,336,841
2005	Attributable to Nationwide Life Insurance Company:								224,348
2005	Total Contract Owners’ Equity:								$1,691,906,540
*	Denotes the minimum and/or maximum of the total return ranges, for underlying mutual fund options that were added and funded during the reporting period. One or both of the returns presented may not be annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such case, the total return presented is representative of all units issued and outstanding at period end.
**	This represents the range of annual contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
***	This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
****	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit value for expenses assessed. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder

Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the Company) as of December 31, 2009 and 2008, and the related consolidated statements of income (loss), changes in equity and cash flows for each of the years in the three-year period ended December 31, 2009. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying index. These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2009 and 2008, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2009, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 2 to the consolidated financial statements, the Company changed its method of evaluating other-than-temporary impairments of debt securities due to the adoption of new accounting requirements issued by the FASB, as of January 1, 2009.

/s/ KPMG LLP
Columbus, Ohio
March 1, 2010

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Income (Loss)

(in millions)

	Years ended December 31,
	2009	2008	2007
Revenues:
Policy charges	$1,245.1	$1,340.5	$1,383.9
Premiums	469.7	394.1	407.0
Net investment income	1,879.1	1,864.7	2,192.2
Net realized investment gains (losses)	453.8	(347.8)	(47.2)
Other-than-temporary impairment losses (consisting of $992.1 of total other-than-temporary impairment losses, net of $417.5 recognized in other comprehensive income, for the year ended December 31, 2009)	(574.6)	(1,130.7)	(117.7)
Other income	(3.9)	(4.2)	8.9

Total revenues	3,469.2	2,116.6	3,827.1

Benefits and expenses:
Interest credited to policyholder accounts	1,100.1	1,172.6	1,311.0
Benefits and claims	812.1	856.1	672.5
Policyholder dividends	87.0	93.1	83.1
Amortization of deferred policy acquisition costs	465.6	691.6	382.1
Amortization of value of business acquired and other intangible assets	62.8	30.9	48.5
Interest expense, primarily with Nationwide Financial Services, Inc. (NFS)	55.3	61.8	70.0
Other operating expenses	579.8	631.6	630.8

Total benefits and expenses	3,162.7	3,537.7	3,198.0

Income (loss) from continuing operations before federal income tax expense (benefit)	306.5	(1,421.1)	629.1
Federal income tax expense (benefit)	47.9	(533.8)	147.3

Income (loss) from continuing operations	258.6	(887.3)	481.8
Cumulative effect of adoption of accounting principle, net of taxes	—	—	(6.0)

Net income (loss)	258.6	(887.3)	475.8
Less: Net loss attributable to noncontrolling interest	52.3	72.3	50.9

Net income (loss) attributable to NLIC	$310.9	$(815.0)	$526.7

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Balance Sheets

(in millions, except for share and per share amounts)

	December 31,
	2009	2008
Assets
Investments:
Securities available-for-sale, at fair value:
Fixed maturity securities (amortized cost $25,103.1 and $24,122.6)	$24,749.7	$21,387.5
Equity securities (amortized cost $48.8 and $62.2)	52.6	54.1
Mortgage loans on real estate, net	6,829.0	7,770.1
Short-term investments, including amounts managed by a related party	1,003.4	2,913.0
Other investments	1,516.8	1,733.2

Total investments	34,151.5	33,857.9

Cash and cash equivalents	49.1	42.0
Accrued investment income	401.9	342.9
Deferred policy acquisition costs	3,983.1	4,523.8
Value of business acquired	276.9	334.0
Goodwill	199.8	199.8
Other assets	2,085.2	3,662.2
Separate account assets	57,846.2	48,841.0

Total assets	$98,993.7	$91,803.6

Liabilities and Shareholder’s Equity
Liabilities:
Future policy benefits and claims	$33,149.4	$35,714.5
Short-term debt	150.0	249.7
Long-term debt, payable to NFS	700.0	700.0
Other liabilities	1,826.4	2,589.6
Separate account liabilities	57,846.2	48,841.0

Total liabilities	93,672.0	88,094.8

Shareholder’s equity:
Common stock ($1 par value; authorized - 5,000,000 shares; issued and outstanding - 3,814,779 shares)	3.8	3.8
Additional paid-in capital	1,717.7	1,697.7
Retained earnings	3,515.2	2,952.6
Accumulated other comprehensive loss	(265.6)	(1,361.3)

Total shareholder’s equity	4,971.1	3,292.8
Noncontrolling interest	350.6	416.0

Total equity	5,321.7	3,708.8

Total liabilities and equity	$98,993.7	$91,803.6

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Condensed Consolidated Statements of Changes in Equity

(in millions)

	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income (loss)	Total shareholder’s equity	Non- controlling interest	Total equity
Balance as of December 31, 2006	$3.8	$1,358.8	$4,311.3	$24.6	$5,698.5	$445.5	$6,144.0

Dividends to NFS	—	—	(612.5)	—	(612.5)	—	(612.5)
Member contributions to noncontrolling interest	—	—	—	—	—	70.7	70.7
Other, net	—	—	2.6	—	2.6	0.4	3.0

Comprehensive income (loss):
Net income (loss)	—	—	526.7	—	526.7	(50.9)	475.8
Other comprehensive loss, net of taxes	—	—	—	(111.7)	(111.7)	—	(111.7)

Total comprehensive income (loss)					415.0	(50.9)	364.1

Balance as of December 31, 2007	$3.8	$1,358.8	$4,228.1	$(87.1)	$5,503.6	$465.7	$5,969.3

Dividends to NFS	—	—	(460.5)	—	(460.5)	—	(460.5)
Capital contributed by NFS	—	338.9	—	—	338.9	—	338.9
Member contributions to noncontrolling interest	—	—	—	—	—	23.0	23.0
Other, net	—	—	—	—	—	(0.4)	(0.4)

Comprehensive loss:
Net loss	—	—	(815.0)	—	(815.0)	(72.3)	(887.3)
Other comprehensive loss, net of taxes	—	—	—	(1,274.2)	(1,274.2)	—	(1,274.2)

Total comprehensive loss					(2,089.2)	(72.3)	(2,161.5)

Balance as of December 31, 2008	$3.8	$1,697.7	$2,952.6	$(1,361.3)	$3,292.8	$416.0	$3,708.8

Cumulative effect of change in accounting principle, net of taxes	—	—	249.7	(249.7)	—	—	—
Capital contributed by NFS	—	20.0	—	—	20.0	—	20.0
Other, net	—	—	2.0	—	2.0	(13.1)	(11.1)

Comprehensive income (loss):
Net income (loss)	—	—	310.9	—	310.9	(52.3)	258.6
Other comprehensive income, net of taxes	—	—	—	1,345.4	1,345.4	—	1,345.4

Total comprehensive income (loss)					1,656.3	(52.3)	1,604.0

Balance as of December 31, 2009	$3.8	$1,717.7	$3,515.2	$(265.6)	$4,971.1	$350.6	$5,321.7

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Cash Flows

(in millions)

	Years ended December 31,
	2009	2008	2007
Cash flows from operating activities:
Net income (loss)	$258.6	$(887.3)	$475.8
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Net realized investment (gains) losses	(453.8)	347.8	47.2
Other-than-temporary impairment losses	574.6	1,130.7	117.7
Interest credited to policyholder accounts	1,100.1	1,172.6	1,311.0
Capitalization of deferred policy acquisition costs	(513.0)	(587.6)	(631.3)
Amortization of deferred policy acquisition costs	465.6	691.6	382.1
Amortization and depreciation	51.1	48.1	81.7
Decrease (increase) in other assets	291.6	(727.2)	552.7
(Decrease) increase in policy and other liabilities	(1,859.9)	583.0	(50.6)
Decrease (increase) in derivative assets	582.3	(1,030.7)	(146.9)
Increase in derivative liabilities	57.0	153.9	96.4
Other, net	57.4	51.0	10.0

Net cash provided by operating activities	611.6	945.9	2,245.8

Cash flows from investing activities:
Proceeds from maturity of securities available-for-sale	3,889.2	4,271.5	4,582.7
Proceeds from sale of securities available-for-sale	4,210.5	4,308.8	4,977.9
Proceeds from repayments or sales of mortgage loans on real estate	773.1	869.1	2,653.7
Cost of securities available-for-sale acquired	(9,205.7)	(7,255.5)	(8,400.2)
Cost of mortgage loans on real estate originated or acquired	(35.7)	(371.8)	(1,944.0)
Net decrease (increase) in short-term investments	1,909.6	(1,856.8)	831.5
Collateral (paid) received, net	(868.6)	592.2	(207.3)
Other, net	207.7	15.3	(156.2)

Net cash provided by investing activities	880.1	572.8	2,338.1

Cash flows from financing activities:
Net (decrease) increase in short-term debt	(99.7)	(35.6)	210.1
Capital contributed by NFS	20.0	—	—
Cash dividends paid to NFS	—	(280.7)	(612.5)
Investment and universal life insurance product deposits and other additions	3,877.1	3,862.3	3,913.8
Investment and universal life insurance product withdrawals and other deductions	(5,301.4)	(5,305.9)	(8,101.8)
Other, net	19.4	281.9	0.3

Net cash used in financing activities	(1,484.6)	(1,478.0)	(4,590.1)

Net increase (decrease) in cash and cash equivalents	7.1	40.7	(6.2)
Cash and cash equivalents, beginning of period	42.0	1.3	7.5

Cash and cash equivalents, end of period	$49.1	$42.0	$1.3

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2009, 2008 and 2007

(1)	Nature of Operations
Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) was incorporated in 1929 and is an Ohio stock legal reserve life insurance company. The Company is a member of the Nationwide group of companies (Nationwide), which is comprised of Nationwide Mutual Insurance Company (NMIC) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by NFS, a holding company formed by Nationwide Corporation (Nationwide Corp.), a majority-owned subsidiary of NMIC.

On August 6, 2008, NFS entered into a definitive agreement for NMIC, and Nationwide Corporation (Nationwide Corp.)., to acquire all of the outstanding publicly held Class A common shares of NFS for $52.25 per share in cash. The transaction closed on January 1, 2009 and NFS became a privately held subsidiary of Nationwide Corp.

Wholly-owned subsidiaries of NLIC as of December 31, 2009 include Nationwide Life and Annuity Insurance Company (NLAIC) and Nationwide Investment Services Corporation (NISC). NLAIC offers universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI) and individual annuity contracts on a non-participating basis. NISC is a registered broker-dealer.

The Company is a leading provider of long-term savings and retirement products in the United States of America (U.S.). The Company develops and sells a diverse range of products including individual annuities, private and public sector group retirement plans, other investment products sold to institutions, life insurance and advisory services.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouse and regional firms, pension plan administrators, and life insurance specialists. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. (NRS), and Nationwide Financial Network (NFN) producers. The Company also distributes products through the agency distribution force of its ultimate parent company, NMIC.

As of December 31, 2009 and 2008, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region of the U.S. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region of the U.S. in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company’s financial position.

On December 31, 2009, NLIC merged with its affiliate, Nationwide Life Insurance Company of America and subsidiaries (NLICA), with NLIC as the surviving entity. In addition, NLIC’s subsidiary, Nationwide Life and Annuity Insurance Company (NLAIC), merged with a subsidiary of NLICA, Nationwide Life and Annuity Company of America (NLACA), effective as of December 31, 2009, with NLAIC as the surviving entity. The mergers were completed to streamline the enterprise’s capital structure and create operational efficiencies. See Note 2 (p) for further information.

(2)	Summary of Significant Accounting Policies
The Company’s significant accounting policies that materially affect financial reporting are summarized below. The accompanying consolidated financial statements were prepared in accordance with United States generally accepted accounting principles (GAAP).

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ significantly from those estimates.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The Company’s most critical estimates include those used to determine the following: the balance, recoverability and amortization of deferred policy acquisition costs (DAC); whether an available-for-sale security is other-than-temporarily impaired, valuation allowances for mortgage loans on real estate; valuation of derivatives; the liability for future policy benefits and claims, including the valuation of embedded derivatives resulting from living benefit contracts; and the federal income tax provision. Although some variability is inherent in these estimates, recorded amounts reflect management’s best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.

Certain items in the 2008 and 2007 consolidated financial statements and related notes have been reclassified to conform to the current presentation.

(a) Consolidation Policy

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. All significant intercompany balances and transactions were eliminated in consolidation.

(b) Subsequent events

The Company evaluated subsequent events through the date the consolidated financial statements were filed with the SEC.

(c) Valuation of Investments, Investment Income, Related Gains and Losses and Other-Than-Temporary Impairment Evaluations

The Company is required to classify its fixed maturity securities and marketable equity securities as held-to-maturity, available-for-sale or trading. All fixed maturity and marketable equity securities are classified as available-for-sale. Available-for-sale securities are stated at fair value, with unrealized gains and losses, net of adjustments to DAC, value of business acquired (VOBA), future policy benefits and claims, policyholder dividend obligation and deferred federal income taxes reported as a separate component of accumulated other comprehensive income (loss) (AOCI) in shareholder’s equity. The adjustment to DAC and VOBA represents the changes in amortization of DAC and VOBA that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required had such unrealized amounts been realized and the proceeds reinvested at then current market interest rates, which were lower than the then current effective portfolio rate. Net realized gains and losses on the sale of investments are determined using the specific identification method.

For fixed maturity and marketable equity securities for which market quotations are available, the Company generally uses independent pricing services to assist in determining the fair value measurement. For certain fixed maturity securities not priced by independent services (generally investment grade private placement securities without quoted market prices), an internally developed pricing model or “corporate pricing matrix” is most often used. The corporate pricing matrix is developed by obtaining private spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the corporate matrix are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. See Note 4 for further information regarding these alternative pricing processes.

For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the interest method without anticipating the impact of prepayments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Management regularly reviews each investment in its fixed maturity and equity securities portfolios to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments.

As a result of the Company’s adoption of guidance impacting Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 320-10, Investments – Debt and Equity Securities, in the first quarter of 2009, for all debt securities evaluated for other-than-temporary impairment (for which the Company does not have the intent to sell and it is not more likely than not that it will be required to sell the security before the recovery of its amortized cost basis), the Company considers the timing and amount of the cash flows. The Company evaluates its intent to sell on an individual security basis.

Additionally, debt securities that become other-than-temporarily impaired (where the Company does not intend to sell the security and it is not more likely than not that it will be required to sell the security prior to recovery of the security’s amortized cost) are bifurcated with the credit portion of the impairment loss being recognized in earnings and the non-credit loss portion of the impairment being recognized in a separate component of other comprehensive income, net of applicable taxes and other offsets.

The Company’s practice is to disclose as part of the separate component of accumulated other comprehensive income both the non-credit portion of the other-than-temporary impairment recognized in other comprehensive income and any subsequent changes in the fair value of those debt securities.

Prior to 2009, an other-than-temporary impairment charge was taken when the Company did not have the ability and intent to hold the security until the forecasted recovery or if it was probable that the Company would not recover all contractual amounts when due. Many criteria were considered during this process including, but not limited to, specific credit issues and financial prospects related to the issuer, the quality of the underlying collateral, management’s intent and ability to hold the security until recovery, current economic conditions that could affect the creditworthiness of the issuer in the future, the current fair value as compared to the amortized cost of the security, the extent and duration of the unrealized loss, and the rating of the affected security. Other-than-temporary impairment losses result in a permanent reduction to the cost basis of the underlying investment equal to the difference between the estimated fair value of the security and its amortized cost.

The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan is impaired, a provision for loss is established equal to either the difference between the carrying value and the present value of expected future cash flows discounted at the loan’s effective interest rate or the fair value of the collateral if the loan is collateral dependent.

In addition to the valuation allowance on loan-specific reserves, the Company maintains an allowance not yet specifically identified by loan for probable losses inherent in the loan portfolio as of the balance sheet date. The valuation allowance for mortgage loans on real estate reflects management’s best estimate of probable credit losses, including losses incurred at the balance sheet date but not yet identified by specific loan. Management’s periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

Changes in the valuation allowance are recorded in net realized investment gains and losses, while loan-specific reserves are included in other-than-temporary impairment losses. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received. Interest income on mortgage loans is recognized over the life of the loan using the effective-yield method.

Real estate to be held and used is carried at cost less accumulated depreciation. Real estate designated as held for disposal is not depreciated and is carried at the lower of the carrying value at the time of such designation or fair value less cost to sell. Other long-term investments are carried on the equity method of accounting.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Impairment losses are recorded on investments in long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets’ carrying amounts.

Impairment losses for other-than-temporary declines in the fair values of applicable investments are included in other-than-temporary impairment losses in the consolidated statements of income (loss).

(d) Derivative Instruments

The Company uses derivative instruments in efforts to manage exposures and mitigate risks associated with interest rates, equities, foreign currency and credit. These derivative instruments primarily include interest rate swaps, futures contracts, credit default swaps, cross-currency swaps and other traditional swap agreements. Certain features embedded in the Company’s investment portfolio, equity-indexed life and annuity contracts and certain variable life and annuity contracts are derivatives requiring separate accounting under the provisions of FASB ASC 815-15 Embedded Derivatives. All derivative instruments are carried at fair value and are reflected as an asset or liability. See Note 5 for a discussion on the Company’s use of derivative instruments.

(e) Revenues and Benefits

Investment and Universal Life Insurance Products: Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI), bank-owned life insurance (BOLI) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance charges, administrative fees and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees. Asset fees, cost of insurance charges and administrative fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits, and primarily consist of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

(f) Cash and Cash Equivalents

Cash and cash equivalents consist of short-term highly liquid investments with original maturities of less than three months at the time of purchase. The Company carries cash and cash equivalents at cost, which approximates fair value.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(g) Deferred Policy Acquisition Costs

Investment and universal life insurance products. The Company has deferred certain costs of acquiring investment and universal life insurance products business, principally commissions, certain expenses of the policy issue and underwriting department, and certain variable sales expenses that relate to and vary with the production of new and renewal business. In addition, the Company defers sales inducements, such as interest credit bonuses and jumbo deposit bonuses. Investment products primarily consist of individual and group variable and fixed deferred annuities in the Individual Investments and Retirement Plans segments. Universal life insurance products include universal life insurance, variable universal life insurance, COLI, BOLI and other interest-sensitive life insurance policies in the Individual Protection segment. DAC is subject to recoverability testing in the year of policy issuance and loss recognition testing at the end of each reporting period.

For investment and universal life insurance products, the Company amortizes DAC with interest over the lives of the policies in relation to the present value of estimated gross profits from projected interest margins, asset fees, cost of insurance charges, administrative fees, surrender charges, and net realized investment gains and losses less policy benefits and policy maintenance expenses. The Company adjusts the DAC asset related to investment and universal life insurance products to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale, as described in Note 2(c).

The assumptions used in the estimation of future gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual process during the second quarter. During the annual process, the Company performs a comprehensive study of assumptions, including mortality and persistency studies, maintenance expense studies, and an evaluation of projected general and separate account investment returns. The most significant assumptions that are involved in the estimation of future gross profits include future net separate account investment performance, surrender/lapse rates, interest margins and mortality. Currently, the Company’s long-term assumption for net separate account investment performance is approximately 7% growth per year and varies by product. The Company reviews this assumption, like others, as part of its annual process. If this assumption were unlocked, the date of the unlocking could become the anchor date used in the reversion to the mean process (defined below). Variances from the long-term assumption are expected since the majority of the investments in the underlying separate accounts are in equity securities, which strongly correlate in the aggregate with the Standard & Poor’s (S&P) 500 Index. The Company bases its reversion to the mean process on actual net separate account investment performance from the anchor date to the valuation date. The Company then assumes different performance levels over the next three years such that the separate account mean return measured from the anchor date to the end of the life of the product equals the long-term assumption. The assumed net separate account investment performance used in the DAC models is intended to reflect what is anticipated. However, based on historical returns of the S&P 500 Index, and as part of its pre-set parameters, the Company’s reversion to the mean process generally limits net separate account investment performance to 0-15% during the three-year reversion period.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or future assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense, which could be significant. In general, increases in the estimated long-term general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in long-term lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

In addition to the comprehensive annual study of assumptions, management evaluates the appropriateness of the individual variable annuity DAC balance quarterly within pre-set parameters. These parameters are designed to appropriately reflect the Company’s long-term expectations with respect to individual variable annuity contracts while also evaluating the potential impact of short-term experience on the Company’s recorded individual variable annuity DAC balance. If the recorded balance of individual variable annuity DAC falls outside of these parameters for a prescribed period, or if the recorded balance falls outside of these parameters and management determines it is not reasonably possible to get back within the parameters during a given period, assumptions are required to be unlocked, and DAC is recalculated using revised best estimate assumptions. When DAC assumptions are unlocked and revised, the Company continues to use the reversion to the mean process.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

See Note 7 for a discussion of assumption changes that impacted DAC amortization and related balances for 2007, 2008 and 2009.

Traditional life insurance products. Generally, DAC related to traditional life insurance products is amortized with interest over the premium-paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue is estimated using the same assumptions as those used for computing liabilities for future policy benefits at issuance. Under existing accounting guidance, the concept of DAC unlocking does not apply to traditional life insurance products, although evaluations of DAC for recoverability at the time of policy issuance and loss recognition testing at each reporting period are required.

(h) Value of Business Acquired

As a result of the acquisition of NFN in 2002 and the application of purchase accounting, the Company reports an intangible asset representing the estimated fair value of the business in force and the portion of the purchase price that was allocated to the value of the right to receive future cash flows from the life insurance and annuity contracts existing as of the closing date of the NFN acquisition. The value assigned to VOBA was supported by an independent valuation study commissioned by the Company and executed by a team of qualified valuation experts, including actuarial consultants. The expected future cash flows used in determining such value were based on actuarially determined projections by major lines of business of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, changes in reserves, operating expenses, investment income and other factors. These projections considered all known or expected factors at the valuation date based on the judgment of management. The actual experience on purchased business, to some extent, has and may continue to vary from projections due to differences in renewal premiums, investment spreads, investment gains and losses, mortality and morbidity costs, or other factors.

Amortization of VOBA occurs with interest over the anticipated lives of the major lines of business to which it relates (initially ranging from 13 to 30 years) in relation to estimated gross profits, gross margins or premiums, as appropriate. If estimated gross profits, gross margins or premiums differ from expectations, the amortization of VOBA is adjusted on a retrospective or prospective basis, as appropriate. The VOBA asset related to investment products and universal life insurance products is adjusted annually for the impact of net unrealized gains and losses on securities available-for-sale had such gains and losses been realized and allocated to the product lines, as described in Note 2(c). The recoverability of VOBA is evaluated annually. If the evaluation indicates that the existing insurance liabilities, together with the present value of future net cash flows from the blocks of business acquired, is insufficient to recover VOBA, the difference, if any, is charged to expense as accelerated amortization of VOBA.

For those products amortized in relation to estimated gross profits, the most significant assumptions involved in the estimation of future gross profits include future net separate account performance, surrender/lapse rates, interest margins and mortality. The Company’s long-term assumption for net separate account performance is currently 7%. If actual net separate account performance varies from the 7% assumption, the Company assumes different performance levels over the next three years such that the mean return equals the long-term assumption. The assumed net separate account return assumptions used in the VOBA models are intended to reflect what is anticipated. However, based on historical returns of the S&P 500 Index, the Company’s reversion to the mean process generally limits returns to 0-15% during the three-year reversion period.

Changes in assumptions can have a significant impact on the amount of VOBA reported for all products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in VOBA amortization expense (VOBA unlocking), which could be significant. In general, increases in the estimated long-term general and separate account returns result in increased expected future profitability and may lower the rate of VOBA amortization, while increases in long-term lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of VOBA amortization.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The use of discount rates was necessary to establish fair values of VOBA acquired in the NFN transaction. In selecting the appropriate discount rates, management considered its weighted average cost of capital as well as the weighted average cost of capital required by market participants. In addition, consideration was given to the perceived risk of the assets acquired, which includes the expected growth and competitive profile of the life insurance market and the nature of the assumptions used in the valuation process. An after-tax discount rate of 11.0% was used to value VOBA, while after-tax discount rates ranging from 11.0% to 12.5% were used to value the other intangible assets acquired in the NFN transaction, as well as for net realized gains and losses, net of taxes, allocated to the closed block.

(i) Goodwill

In connection with acquisitions of operating entities, the Company recognizes the excess of the purchase price over the fair value of net assets acquired as goodwill. Goodwill is not amortized, but is evaluated for impairment at the reporting unit level annually in the third quarter. Goodwill of a reporting unit also is tested for impairment on an interim basis in addition to the annual evaluation if an event occurs or circumstances change which would more likely than not reduce the fair value of a reporting unit below its carrying amount.

The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting units, including the method used to determine fair value; discount rates; expected levels of cash flows, revenues and earnings; and the selection of comparable companies used to develop market-based assumptions. The Company performed its annual impairment test as of June 30, 2009.

(j) Closed Block

In connection with the sponsored demutualization of Provident Mutual Life Insurance Company (Provident) prior to its acquisition, Provident established a closed block for the benefit of certain classes of individual participating policies that had a dividend scale payable in 2001. Assets were allocated to the closed block in an amount that produces cash flows which, together with anticipated revenues from closed block business, is reasonably expected to be sufficient to provide for (1) payment of policy benefits, specified expenses and taxes, and (2) the continuation of dividends throughout the life of the Provident policies included in the closed block based upon the dividend scales payable for 2001, if the experience underlying such dividend scales continues.

Assets allocated to the closed block benefit only the holders of the policies included in the closed block and will not revert to the benefit of the Company. No reallocation, transfer, borrowing or lending of assets can be made between the closed block and other portions of the Company’s general account, any of its separate accounts, or any affiliate of the Company without the approval of the Pennsylvania Insurance Department (PID). The closed block will remain in effect as long as any policy in the closed block is in force.

If, over time, the aggregate performance of the closed block assets and policies is better than was assumed in funding the closed block, dividends to policyholders will increase. If, over time, the aggregate performance of the closed block assets and policies is less favorable than was assumed in the funding, dividends to policyholders could be reduced. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from the Company’s assets outside of the closed block, which are general account assets.

The assets and liabilities allocated to the closed block are recorded in the Company’s consolidated financial statements on the same basis as other similar assets and liabilities. The carrying amount of closed block liabilities in excess of the carrying amount of closed block assets at the date Provident was acquired by the Company represents the maximum future earnings from the assets and liabilities designated to the closed block that can be recognized in income, for the benefit of stockholders, over the period the policies in the closed block remain in force.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

If actual cumulative earnings exceed expected cumulative earnings, the expected earnings are recognized in income. This is because the excess cumulative earnings over expected cumulative earnings, which represents undistributed accumulated earnings attributable to policyholders, is recorded as a policyholder dividend obligation. Therefore, the excess will be paid to closed block policyholders as an additional policyholder dividend expense in the future unless it is otherwise offset by future performance of the closed block that is less favorable than originally expected. If actual cumulative performance is less favorable than expected, actual earnings will be recognized in income.

The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, purchases and sales of investments, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions, net investment income, and realized gains and losses on investments held outside of the closed block that support the closed block business, all of which enter into the determination of total gross margins of closed block policies for the purpose of the amortization of VOBA.

(k) Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value and the Company primarily uses net asset value (NAV) to estimate the underlying fair value for certain mutual funds that do not have readily determinable fair values. The Company also uses market quotations to determine the underlying fair value of mutual funds when available. Investment income and realized investment gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the consolidated statements of income (loss) except for (1) the fees the Company receives, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned, and (2) the activity related to contract guarantees, which are riders to existing variable annuity contracts.

(l) Future Policy Benefits and Claims

The process of calculating reserve amounts for a life insurance organization involves the use of a number of assumptions, including those related to persistency (how long a contract stays with a company), mortality (the relative incidence of death in a given time), morbidity (the relative incidence of disability resulting from disease or physical impairment) and interest rates (the rates expected to be paid or received on financial instruments, including insurance or investment contracts).

The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and universal life and variable universal life insurance policies as the policy account balance, which represents participants’ net premiums and deposits plus investment performance and interest credited less applicable contract charges.

The Company’s liability for funding agreements to an unrelated third party trust related to the medium-term note (MTN) program equals the balance that accrues to the benefit of the contractholder, including interest credited. The funding agreements constitute insurance obligations and are considered annuity contracts under Ohio insurance laws.

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method using interest rates varying from 2.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals that were used or being experienced at the time the policies were issued.

The liability for future policy benefits for payout annuities was calculated using the present value of future benefits and maintenance costs discounted using interest rates varying generally from 3.0% to 13.0%.

(m) Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 4% of the Company’s life insurance in force in 2009 (5% in 2008 and 6% in 2007), 51% of the number of life insurance policies in force in 2009 (54% in 2008 and 56% in 2007) and 12% of life insurance statutory premiums in 2009 (12% in 2008 and 12% in 2007). The provision for policyholder dividends was based on the current dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(n) Federal Income Taxes

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the consolidated financial statements. Any such change could significantly affect the amounts reported in the consolidated statements of income (loss).

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized.

(o) Reinsurance Ceded

Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded generally are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder.

(p) NLICA Merger

On December 31, 2009, NLIC merged with its affiliate, NLICA, with NLIC as the surviving entity. In addition, NLIC’s subsidiary, NLAIC, merged with a subsidiary of NLICA, NLACA, effective as of December 31, 2009, with NLAIC as the surviving entity. The merger was accounted for at historical cost in a manner similar to a pooling of interests because the involved entities are under common control. NLICA and subsidiaries are reflected in the Company’s current and prior year consolidated financial statements at the historical cost of the transferred net assets to provide comparative information as though the companies were combined for all periods presented. This presentation is consistent for both GAAP and Statutory reporting. Since NLICA and NLACA are wholly-owned subsidiaries, there is no noncontrolling interest impact.

The Company has presented its consolidated financial statements and accompanying notes as applicable for all years presented to reflect the NLICA merger.

The following tables summarize the impact of the items described above for the years ended December 31 (in millions):

2009

Total revenues	$375.5
Total benefits and expenses	357.3
Federal income tax benefit	(4.9)
Net income	$23.1

2008

Total revenues	$411.0
Total benefits and expenses	395.7
Federal income tax expense	0.5
Net income	$14.8

2007
Total revenues	$510.0
Total benefits and expenses	412.7
Federal income tax expense	(18.8)
Net income	$78.5
(q) Change in Accounting Principle

In April 2009, the FASB issued guidance under FASB ASC 320, Investments – Debt and Equity Securities (FASB Staff Position (FSP), FAS 115-2 and FAS 124-2, Recognition and Presentation of Other-Than-Temporary Impairments). The Company adopted this guidance as of January 1, 2009. The adoption of this guidance resulted in a cumulative-effect adjustment of $249.7 million, net of taxes, as an adjustment to the opening balance of retained earnings with a corresponding adjustment to the opening balance of AOCI.

Historically, the Company accrued for legal costs associated with litigation defense and regulatory investigations by estimating the ultimate costs of such activity. Beginning April 1, 2007, the Company’s accrual for such legal expenses includes only the amount for services that have been provided but not yet paid. The Company believes the newly adopted accounting principle is preferable because it more accurately reflects expenses in the periods in which they are incurred. The Company continues to estimate and accrue the ultimate amounts expected to be paid for litigation and regulatory investigation loss contingencies. The Company has presented its consolidated financial statements and accompanying notes as applicable for all periods presented to retroactively apply the adoption of this change in accounting principle, which lowered net income by $1.9 million in 2007.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(3)	Recently Issued Accounting Standards
In January 2010, the FASB issued Accounting Standards Update (ASU) 2010-02, which amends FASB ASC 810, Consolidation. This guidance clarifies the scope of the decrease in the ownership provisions and applies to a subsidiary or group of assets that is a business or nonprofit activity, a subsidiary that is a business or nonprofit activity that is transferred to an equity method investee or joint venture, and an exchange of a group of assets that constitutes a business or nonprofit activity for a noncontrolling interest in an entity. This guidance would not be applied to sales of in-substance real estate. If a decrease in ownership occurs in a subsidiary that is not a business or nonprofit activity, an entity first needs to consider whether the substance of the transaction causing the decrease in ownership is addressed in other GAAP, such as transfers of financial assets, revenue recognition, exchanges of nonmonetary assets, or sales of in substance real estate, and apply that guidance as applicable. If no other guidance exists, an entity should apply the guidance in FASB ASC 810-10. This guidance also expands the disclosures about the deconsolidation of a subsidiary or derecognition of a group of assets within the scope of FASB ASC 810-10. In addition to existing disclosures, this guidance requires for such a deconsolidation or derecognition additional disclosures regarding valuation techniques, the nature of continuing involvement with the subsidiary or entity acquiring the group of assets, and whether the transaction was with a related party or whether the former subsidiary or entity acquiring the group of assets will be a related party. The Company adopted this guidance effective December 31, 2009. The adoption of this guidance did not have a material impact on the consolidated financial statements of the Company. The guidance will be applied to prospective transactions, as is required.

In January 2010, the FASB issued ASU 2010-06, which amends FASB ASC 820, Fair Value Measurement and Disclosures. This guidance requires new disclosures and provides amendments to clarify existing disclosures. The new requirements include disclosing transfers in and out of Levels 1 and 2 fair value measurements and the reasons for the transfers and further disaggregating activity in Level 3 fair value measurements. The clarification of existing disclosure guidance includes further disaggregation of fair value measurement disclosures for each class of assets and liabilities and providing disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements. The guidance also includes conforming amendments to the guidance on employers’ disclosures about the postretirement benefit plan assets. This guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the new disclosures regarding the activity in Level 3 measurements, which shall be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Company will adopt this guidance for the fiscal period beginning January 1, 2010, except for the new disclosure regarding the activity in level 3 measurements, which the Company will adopt for the fiscal period beginning January 1, 2011.

In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC 820, Fair Value Measurements and Disclosures. This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis but does not have a readily determinable fair value and has attributes of a investment company. For these investments, this update allows, as a practical expedient, the use of NAV as the basis to estimate fair value as long as it is not probable, as of the measurement date, that the investment will be sold and NAV is not the value that will be used in the sale. The NAV must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value. Additionally, the guidance provides updated disclosures for investments within its scope and notes that if the investor can redeem the investment with the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy. Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy. If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Company adopted this guidance effective December 31, 2009. The adoption of this guidance did not have a material impact on the consolidated financial statements of the Company. See the required disclosures and updated fair value hierarchy disclosed within Note 4.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

In August 2009 the FASB issued ASU 2009-05, which amends FASB ASC 820-10, Fair Value Measurements and Disclosures. This guidance clarifies how the fair value of a liability should be determined. It reiterates that fair value is the price that would be paid to transfer the liability in an orderly transaction between market participants at the measurement date. It notes that the liability should reflect the company’s nonperformance risk and should not reflect restrictions on the transfer of the liability. To determine the exit price, the guidance permits companies to look to the identical liability traded as an asset, similar liabilities traded as assets, or another valuation technique to measure the price the company would pay to transfer the liability. The Company adopted this guidance effective the reporting period ending December 31, 2009. The adoption of this guidance did not have a material impact on the consolidated financial statements of the company.

In June 2009, the FASB issued guidance under FASB ASC 105, Generally Accepted Accounting Principles (Statement of Financial Accounting Standard (SFAS) No. 168, The FASB Accounting Standards CodificationTM and the Hierarchy of Generally Accepted Accounting Principles – a replacement of FASB Statement No. 162 (SFAS 168)). This guidance establishes the FASB ASC as the single source of authoritative GAAP recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal securities laws are also sources of authoritative GAAP for SEC registrants. SFAS 168 and the ASC are effective for financial statements issued for interim and annual periods ending after September 15, 2009. The ASC supersedes all existing non-SEC accounting and reporting standards. All other non-grandfathered, non-SEC accounting literature not included in the ASC have become non-authoritative. Following SFAS 168, the FASB will no longer issue new standards in the form of Statements, FSPs, or EITF Abstracts. Instead, the FASB will issue Accounting Standards Updates, which will serve only to update the ASC, provide background information about the guidance, and provide the bases for conclusions on the change(s) in the ASC. The Company adopted SFAS 168 effective September 30, 2009. The adoption of this guidance did not have an impact on the Company’s consolidated financial statements but will alter the references to accounting literature within the consolidated financial statements.

In June 2009, the FASB issued guidance under FASB ASC 810 Consolidation (SFAS No. 167, Amendments to FASB Interpretation No. 46(R)). In February 2010, this guidance was amended by ASU 2010-10, which defers the application of SFAS No. 167 for certain interests in an entity that has all of the attributes of an investment company, or for which it is industry practice to apply measurement principles for financial reporting that are consistent with those investment companies apply, or the entity is a registered money market fund. An entity that qualifies for the deferral will continue to be assessed under the overall guidance on the consolidation of variable interest entities before the SFAS No. 167 amendments. ASU 2010-10 also clarifies other aspects of the SFAS No. 167 amendments. FASB ASC 810, Consolidation changes the consolidation guidance applicable to a variable interest entity (VIE). It also amends the guidance governing the determination of whether an entity is the VIE’s primary beneficiary (the reporting entity that must consolidate the VIE) by requiring a qualitative analysis rather than a quantitative analysis. The qualitative analysis will include consideration of who has the power to direct the activities of the entity that most significantly impacts the entity’s economic performance and who has the obligation to absorb losses or the right to receive benefits of the VIE that could potentially be significant to the VIE. This guidance also requires continuous reassessment of whether an enterprise is the primary beneficiary of a VIE. Before this guidance, FASB Interpretation No. 46(R) required reconsideration of whether an enterprise was the primary beneficiary of a VIE only when specific events had occurred. This guidance also requires enhanced disclosures about an entity’s involvement with a VIE. This guidance is effective for fiscal and interim reporting periods beginning after November 15, 2009. The Company is in the process of determining the impact of adopting this guidance.

In June 2009, the FASB issued guidance under FASB ASC 860, Transfers and Servicing (SFAS No. 166, Accounting for Transfers of Financial Assets – an amendment of FASB Statement No. 140). This guidance eliminates the concept of a qualifying special-purpose entity (QSPE) and clarifies and amends the derecognition criteria for a transfer to be accounted for as a sale and the unit of account eligible for sale accounting. Additionally, this guidance requires a transferor to initially measure and recognize all assets obtained (including a transferor’s beneficial interest) and liabilities incurred as a result of a transfer of financial assets accounted for as a sale at fair value. Additionally, on and after the effective date, existing QSPEs (as defined under previous accounting standards) must be evaluated for consolidation in accordance with the applicable consolidation guidance. This guidance also establishes new requirements for reporting a transfer of a portion of a financial asset as a sale. This guidance requires enhanced disclosures about, among other things, a transferor’s continuing involvement with transfers of financial assets accounted for as sales, the risks inherent in the transferred financial assets that have been retained, and the nature and financial effect of restrictions on the transferor’s assets that continue to be reported in the consolidated balance sheets. This guidance is effective for fiscal and interim reporting periods beginning after November 15, 2009. The Company adopted this guidance effective January 1, 2010. The guidance will be applied to prospective transactions, as is required.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

In May 2009, the FASB issued guidance under FASB ASC 855, Subsequent Events (SFAS No. 165, Subsequent Events). This guidance establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued. In particular, this guidance sets forth the period after the balance sheet date during which management of a reporting entity should evaluate events or transactions that may occur for potential recognition or disclosure, the circumstances under which an entity should recognize events or transactions occurring after the balance sheet date in its financial statements, and the disclosures an entity should make about events or transactions that occurred after the balance sheet date. This guidance is effective for fiscal years and interim periods ending after June 15, 2009. The Company adopted this guidance effective June 30, 2009. The adoption of this guidance did not have a material impact on the consolidated financial statements of the Company. See Note 2 (b) for the required disclosure.

In April 2009, the FASB issued guidance under FASB ASC 320, Investments – Debt and Equity Securities FSP FAS 115-2 and FAS 124-2, Recognition and Presentation of Other-Than-Temporary Impairments). This guidance is designed to create greater clarity and consistency in accounting for and presentation of impairment losses on debt securities. This guidance is effective for interim and annual periods ending after June 15, 2009 with early adoption permitted. As of the beginning of the interim period of adoption, this guidance requires a cumulative-effect adjustment to reclassify the non-credit component of previously recognized other-than-temporary impairment losses on debt securities from retained earnings to the beginning balance of AOCI. The Company adopted this guidance as of January 1, 2009. The adoption of this guidance resulted in a cumulative-effect adjustment of $249.7 million, net of taxes, as an adjustment to the opening balance of retained earnings with a corresponding adjustment to the opening balance of AOCI.

In April 2009, the FASB issued guidance under FASB ASC 820-10, Fair Value Measurements and Disclosures (FSP FAS 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly). This guidance provides guidelines for making fair value measurements more consistent with the principles presented in the previous standard SFAS No. 157, Fair Value Measurements. This guidance is effective for interim and annual periods ending after June 15, 2009 with early adoption permitted. The Company elected to early adopt this guidance as of January 1, 2009.

In December 2008, the FASB issued guidance under FASB ASC 715, Compensation – Retirement Benefits (FSP FAS 132R-1). This guidance amends previous SFAS No. 132 (revised 2003), Employers’ Disclosures about Pensions and Other Postretirement Benefit, to provide guidance on an employer’s disclosures about plan assets of a defined benefit pension or other postretirement plan. The portion of this guidance related to the disclosures about plan assets is effective for fiscal years ending after December 15, 2009. This guidance will have no impact on the Company’s disclosures.

In November 2008, the FASB issued guidance under FASB ASC 350-30, Intangibles – Goodwill and Other, General Intangibles Other than Goodwill (EITF 08-7, Accounting for Defensive Intangible Assets). This guidance requires defensive intangible assets acquired in a business combination or asset acquisition to be accounted for as a separate unit of accounting. In doing so, the asset should not be included as part of the cost of an entity’s existing intangible asset(s) because the defensive intangible asset is separately identifiable. This guidance is effective for intangible assets acquired on or after the beginning of the first annual reporting period beginning on or after December 15, 2008. The Company adopted this guidance effective January 1, 2009. On the date of adoption, there was no impact to the Company’s financial position or results of operations. The Company will apply this guidance prospectively for intangible assets acquired on or after January 1, 2009.

In November 2008, the FASB issued guidance under FASB ASC 323-10, Investments – Equity Method and Joint Ventures (EITF 08-6, Equity Method Investment Accounting Considerations). This guidance clarifies how to account for certain transactions and impairment considerations involving equity method investments. Specifically, this guidance notes: 1) an entity shall measure its equity method investment initially at cost; 2) an equity method investor is required to recognize other-than-temporary impairments of an equity method investment in accordance with paragraph 35-32A and an equity method investor shall not separately test an investee’s underlying indefinite-lived intangible asset(s) for impairment; and 3) an equity method investor shall account for a share issuance by an investee as if the investor had sold a proportionate share of its investment and any gain or loss to the investor resulting from an investee’s share issuance shall be recognized in earnings. This guidance is effective on a prospective basis in fiscal years beginning on or after December 15, 2008, and interim periods within those fiscal years. The Company adopted this guidance prospectively beginning January 1, 2009. On the date of adoption, there was no impact to the Company’s financial position or results of operations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

In April 2008, the FASB issued guidance under FASB ASC 350-30, General Intangibles other than Goodwill (FSP FAS 142-3, Determination of the Useful Life of Intangible Assets). This guidance amends the factors that should be considered in developing renewal or extension assumptions used to determine the useful life of a recognized intangible asset under previous SFAS No. 142, Goodwill and Other Intangible Assets (SFAS 142). This guidance is effective for financial statements issued for fiscal years and interim periods beginning after December 15, 2008. The amended factors that should be considered in developing renewal or extension assumptions used to determine the useful life of a recognized intangible asset under SFAS 142 are to be applied prospectively to intangible assets acquired after the effective date. The Company adopted this guidance effective January 1, 2009. On the date of adoption, there was no impact to the Company’s financial position or results of operations. The Company will apply this guidance prospectively to intangible assets acquired after January 1, 2009.

In March 2008, the FASB issued guidance under FASB ASC 815, Derivatives and Hedging (SFAS No. 161, Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133). This guidance amends and expands the disclosure requirements of previous SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133), with the intent to provide users of financial statements with an enhanced understanding of how and why an entity uses derivative instruments, how derivative instruments and related hedged items are accounted for and how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows. This guidance requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about derivative instrument fair values and related gains and losses, and disclosures about credit-risk-related contingent features in derivative agreements. This guidance is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Company adopted this guidance effective January 1, 2009. See Note 5 for required disclosures.

In February 2008, the FASB issued guidance under FASB ASC 820, Fair Value Measurements and Disclosures (FSP FAS 157-2, Effective Date of FASB Statement No. 157). This guidance delayed the effective date of SFAS 157 for nonfinancial assets and liabilities until fiscal years and interim periods beginning after November 15, 2008. FASB ASC 820 applies to nonfinancial assets and liabilities, except for items recognized or disclosed at fair value in the Company’s financial statements on a recurring basis (at least annually), and is effective upon issuance. The Company adopted this guidance effective January 1, 2009. On the date of adoption, there was no impact to the Company’s financial position or results of operations.

In December 2007, the FASB issued guidance under FASB ASC 805, Business Combination, (SFAS No. 141 (revised 2007), Business Combinations (SFAS 141R), which replaced SFAS No. 141, Business Combinations). The objective of this guidance is to improve the relevance, representational faithfulness, and comparability of the information a reporting entity provides in its financial reports about a business combination and its effects. Accordingly, this guidance establishes principles and requirements for how the acquirer recognizes and measures in its financial statements the identifiable assets acquired, the liabilities assumed, and any noncontrolling interest in the acquiree; recognizes and measures the goodwill acquired in the business combination or a gain from a bargain purchase; and determines what information to disclose to enable users of the financial statements to evaluate the nature and financial effects of the business combination. This guidance applies to all transactions or other events in which an entity obtains control of one or more businesses and retains the fundamental requirements in the previous standard that the acquisition method of accounting be used for all business combinations and for an acquirer to be identified for each business combination. This guidance defines the acquirer as the entity that obtains control of one or more businesses in the business combination and establishes the acquisition date as the date the acquirer achieves control. This guidance is applicable prospectively to business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2008. Earlier application is prohibited. The Company adopted this guidance effective January 1, 2009. The Company applied this guidance prospectively to business combination on or after January 1, 2009.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

In April 2009, the FASB issued guidance under FASB ASC 805-20, Business Combinations – Identifiable Assets and Liabilities, and Any Noncontrolling Interest (FSP FAS 141R-1, Accounting for Assets Acquired and Liabilities Assumed in a Business Combination That Arise from Contingencies). This guidance amends previous business combination guidance related to contingencies. First, this guidance requires the acquirer to recognize the contingency at fair value, at the acquisition date, if the acquisition-date fair value of that asset or liability can be determined during the measurement period. Second, if the first criteria is not applicable as the fair value of the asset or liability cannot be determined during the measurement period, then the contingency shall be recognized if both (a) information available before the end of the measurement period indicates it is probable an asset existed or a liability had been incurred at the acquisition date and (b) the amount of the asset or liability can be reasonably estimated. If neither of these acquisition date recognition criterion apply, the acquirer shall not recognize an asset or liability as of the acquisition date. In periods after the acquisition date, the acquirer shall account for an asset or a liability arising from a contingency that does not meet the recognition criteria at the acquisition date in accordance with other applicable GAAP, including FASB ASC 450, Contingencies, as appropriate. The Company will apply this guidance prospectively to any business combination on or after January 1, 2009.

In December 2007, the FASB issued guidance under FASB ASC 810, Consolidation (SFAS No. 160, Noncontrolling Interests in Consolidated Financial Statements, an Amendment of ARB No. 51). The objective of this guidance is to improve the relevance, comparability, and transparency of the financial information that a reporting entity provides in its consolidated financial statements by establishing accounting and reporting standards for the noncontrolling interest in a subsidiary and for the deconsolidation of a subsidiary. This guidance also amends certain consolidation procedures prescribed by previous Accounting Research Bulletin No. 51, Consolidated Financial Statements. This guidance is effective for fiscal years, and interim periods within those fiscal years, beginning on or after December 15, 2008. The Company adopted this guidance effective January 1, 2009. The required presentation of noncontrolling interests is reflected in the consolidated financial statements. As a result of adoption, the Company reclassified $416.0 million from other liabilities to equity as of December 31, 2008, representing the noncontrolling interest of low-income-housing tax credit funds (LIHTC Funds). See Note 20 for further discussion on the LIHTC Funds. The accounting requirements of this guidance will be applied to any transactions involving noncontrolling interests on or after January 1, 2009.

In September 2005, the FASB issued guidance under FASB ASC 944-30, Financial Services – Insurance – Acquisition Costs, (Statement of Position No. 05-1). This guidance provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in FASB ASC 944, Financial Services – Insurance. This guidance defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs as a result of the exchange of a contract for a new contract, or by amendment, endorsement or rider to a contract, or by the election of a new feature or coverage within a contract. This guidance was effective for internal replacements occurring in fiscal years beginning after December 15, 2006. Retrospective application of this guidance to previously issued financial statements was not permitted. Initial application was required as of the beginning of an entity’s fiscal year. The Company adopted this guidance effective January 1, 2007, which resulted in a $6.0 million charge, net of taxes, as the cumulative effect of adoption of this accounting principle.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(4)	Fair Value Measurements
Fair Value Option

Effective January 1, 2008, the Company elected fair value treatment for commercial mortgage loans held for sale. Accordingly, the Company now records in earnings all market fluctuations associated with this portfolio. The Company previously recorded such loans at the lower of cost or market value. Balances for these loans are measured at fair value prospectively with unrealized gains and losses included as a component of net realized investment gains and losses. The Company will assess the fair value option election for newly acquired financial assets or liabilities on a prospective basis. The fair value election is an irreversible election.

Fair Value Hierarchy

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Company uses various methods including market, income and cost approaches. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs.

The Company categorizes its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes financial assets and liabilities recorded at fair value in the consolidated balance sheets as follows:

•	Level 1 – Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date.

•
Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•
Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

For certain residential mortgage-backed securities backed by Prime, sub-prime and Alt-A collateral, which are included in Level 3 financial assets, the Company utilizes internal pricing models to assist in determining the estimated fair values. As of December 31, 2008, these investments were priced solely with the assistance of independent pricing services. As a result of continued low levels of activity in these markets during 2009, management believes that prices are no longer representative of the investments’ fair value, which is the price that would be received upon the sale of the investment in an orderly transaction (that is, not a forced liquidation or distressed sale) between market participants at the measurement date. The Company believes that a weighting of internal pricing models and independent pricing services represents a better estimate of the investments’ fair value and complies with FASB ASC 820, Fair Value Measurements and Disclosures.

Therefore, management determined that the use of multiple valuation techniques, considering both an income approach that maximizes the use of relevant observable inputs and minimizes the use of unobservable inputs and a market approach that observes quotes provided by independent pricing services produces a result more representative of an investment’s fair value.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The income approach incorporates cash flows for each investment adjusted for expected losses in different interest rate and housing scenarios. The adjusted cash flows are then discounted using a risk premium that market participants would demand because of the risk in the cash flows. The risk premium is reflective of an orderly transaction between market participants at the measurement date under current market conditions and includes items such as liquidity and structure risk. The income approach also includes a weighting of external third party values. As sufficient information is often not available to conclude whether such prices are based on orderly transactions, this weighting methodology is designed to incorporate external prices into the Company’s internal valuation process.

In addition to weighting external prices in developing the internal values, the Company further calibrates those values to market indications through obtaining pricing from two independent pricing services (the market approach). The Company calibrates the prices obtained from the independent pricing services and the price developed internally by utilizing the median value to determine the estimated fair value.

In addition, certain of the Company’s investments in corporate debt securities, mortgage-backed securities and other asset-backed securities were valued with the assistance of independent pricing services and non-binding broker quotes. The Company’s policy is to use the pricing obtained from our primary independent pricing service even in cases where a price is obtained from both an independent pricing service and a broker. In the event that pricing information is not available from an independent pricing service, non-binding broker quotes are used to assist in the valuation of the investments. In many cases, only one broker quote is available. The Company’s policy is generally not to adjust the values obtained from brokers.

Broker quotes are considered unobservable inputs as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and the transaction volume in the same or similar investments has decreased such that generally only one quotation is available. As the brokers often do not provide the necessary transparency into their quotes and methodologies, the Company periodically performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value.

For investments valued with the assistance of independent pricing services, the Company obtained the pricing services’ methodologies and classified these investments accordingly in the fair value hierarchy. The Company periodically reviews and tests the pricing and related methodologies obtained from these independent pricing services against secondary sources to ensure that management can validate the investment’s fair value and related categorization. If large variances are observed between the price obtained from the independent pricing services and secondary sources, the Company analyzes the causes driving the variance and resolves any differences.

As of December 31, 2009, 68% of the prices of fixed maturity securities were valued with the assistance of independent pricing services, 13% were valued with the assistance of the Company’s internal pricing processes, 11% were valued with the assistance of the Company’s pricing matrices, 6% were valued with the assistance of broker quotes and 2% were valued from other sources compared to 78%, 4%, 12%, 5% and 1%, respectively, as of December 31, 2008.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

The Company uses NAV to estimate the underlying fair value for certain mutual funds that do not have readily determinable fair values included in separate account assets.

All but one of these mutual funds are included in Level 2 and had fair values totaling $44.00 billion as of December 31, 2009. See the following paragraph for discussion of the mutual fund considered Level 3. These funds have no unfunded commitments or restrictions and the Company always has the ability to redeem the separate account investment in these funds with the investee at NAV daily. These mutual funds are primarily invested in domestic and international equity funds.

The Company’s separate account assets include an investment in a mutual fund that may not be redeemed until a seven year guarantee period expires in 2016; however, NAV has been used to estimate the fair value of this investment as a practical expedient. This fund has no unfunded commitments or other restrictions. The investment strategy of this fund is to build a portfolio where the assets shall be sufficient to achieve a target portfolio value by the end of the seven year guarantee period. The Company’s portion of the net asset value of this fund reported in separate account assets was $975.9 million as of December 31, 2009 and is included in Level 3.

Since separate account assets include mutual fund investments not directed by the Company, the contractholders have the ability to select and change investment categories, which may result in the underlying mutual funds being purchased and sold in the future.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table summarizes assets and liabilities measured at fair value on a recurring basis as of December 31, 2009:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$747.9	$4.4	$1.6	$753.9
Obligations of states and political subdivisions	—	548.9	—	548.9
Debt securities issued by foreign governments	—	75.1	—	75.1
Corporate securities	1.8	14,557.0	1,402.2	15,961.0
Residential mortgage-backed securities	229.3	3,245.9	2,033.7	5,508.9
Commercial mortgage-backed securities	—	678.8	405.3	1,084.1
Collateralized debt obligations	—	131.5	240.5	372.0
Other asset-backed securities	—	278.6	167.2	445.8

Total fixed maturity securities	979.0	19,520.2	4,250.5	24,749.7
Equity securities	12.6	32.4	7.6	52.6

Total securities available-for-sale	991.6	19,552.6	4,258.1	24,802.3
Mortgage loans held for sale1	—	—	47.9	47.9
Short-term investments	56.1	947.3	—	1,003.4

Total investments	1,047.7	20,499.9	4,306.0	25,853.6

Cash and cash equivalents	49.1	—	—	49.1
Derivative assets2	—	497.5	331.2	828.7
Separate account assets3,5	11,607.8	44,610.9	1,627.5	57,846.2

Total assets	$12,704.6	$65,608.3	$6,264.7	$84,577.6

Liabilities
Future policy benefits and claims4	$—	$—	$(310.9)	$(310.9)
Derivative liabilities2	(10.3)	(404.0)	(1.5)	(415.8)

Total liabilities	$(10.3)	$(404.0)	$(312.4)	$(726.7)

1	Elected to be carried at fair value.

2	Comprised of interest rate swaps, cross-currency swaps, credit default swaps, other non-hedging derivative instruments, equity option contracts and interest rate futures contracts.

3	Comprised of public, privately registered and non-registered mutual funds and investments in securities.

4
Related to embedded derivatives associated with living benefit contracts. The Company’s guaranteed minimum accumulation benefits (GMABs), guaranteed lifetime withdrawal benefits (GLWBs) and hybrid GMABs/GLWBs are considered embedded derivatives requiring the related liabilities to be separated from the host insurance product and recognized at fair value, with changes in fair value reported in earnings. This balance also includes embedded derivatives associated with fixed equity-indexed annuities (EIA) of $45.0 million that provide for interest earnings that are linked to the performance of specified equity market indices.

5	The fair value of separate account liabilities is set to equal the fair value of separate account assets

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table summarizes assets and liabilities measured at fair value on a recurring basis as of December 31, 2008:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$609.2	$4.3	$1.9	$615.4
Obligations of states and political subdivisions	—	224.7	—	224.7
Debt securities issued by foreign governments	—	55.5	—	55.5
Corporate securities	2.0	11,263.8	1,327.3	12,593.1
Residential mortgage-backed securities	600.7	2,398.1	3,035.9	6,034.7
Commercial mortgage-backed securities	—	700.0	263.4	963.4
Collateralized debt obligations	—	73.0	250.4	323.4
Other asset-backed securities	—	465.5	111.8	577.3

Total fixed maturity securities	1,211.9	15,184.9	4,990.7	21,387.5
Equity securities	1.4	34.8	17.9	54.1

Total securities available-for-sale	1,213.3	15,219.7	5,008.6	21,441.6
Mortgage loans held for sale1	—	—	124.5	124.5
Short-term investments	158.7	2,754.3	—	2,913.0

Total investments	1,372.0	17,974.0	5,133.1	24,479.1
Cash and cash equivalents	42.0	—	—	42.0
Derivative assets2	—	708.5	597.6	1,306.1
Separate account assets3,5	9,975.7	36,723.5	2,141.8	48,841.0

Total assets	$11,389.7	$55,406.0	$7,872.5	$74,668.2

Liabilities
Future policy benefits and claims4	$—	$—	$(1,739.7)	$(1,739.7)
Derivative liabilities2	(6.0)	(385.9)	(4.2)	(396.1)

Total liabilities	$(6.0)	$(385.9)	$(1,743.9)	$(2,135.8)

1	Elected to be carried at fair value.

2	Comprised of interest rate swaps, cross-currency swaps, credit default swaps, other non-hedging derivative instruments, equity option contracts and interest rate futures contracts.

3	Comprised of public, privately registered and non-registered mutual funds and investments in securities.

4
Related to embedded derivatives associated with living benefit contracts. The Company’s GMABs, GLWBs and hybrid GMABs/GMWBs are considered embedded derivatives requiring the related liabilities to be separated from the host insurance product and recognized at fair value, with changes in fair value reported in earnings. This balance also includes embedded derivatives associated with fixed EIAs of $41.7 million that provide for interest earnings that are linked to the performance of specified equity market indices.

5	The fair value of separate account liabilities is set to equal the fair value of separate account assets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table summarizes financial instruments for which the Company used significant unobservable inputs (Level 3) to determine fair value measurements for the year ended December 31, 2009:

		Net investment gains (losses)						Change in unrealized gains (losses) in earnings due to assets still held
(in millions)	Balance as of December 31, 2008	In earnings (realized and unrealized)1	In OCI (unrealized)2	Purchases, issuances, sales and settlements	Transfers in to Level 3	Transfers out of Level 3	Balance as of December 31, 2009
Assets
Investments:
Securities available-for-sale3:
Fixed maturity securities
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$1.9	$—	$(0.2)	$(0.1)	$—	$—	$1.6	$—
Corporate securities	1,327.3	(80.3)	260.3	(400.8)	487.1	(191.4)	1,402.2	$—
Residential mortgage-backed securities	3,035.9	(111.0)	388.7	(431.2)	0.9	(849.6)	2,033.7	—
Commercial mortgage-backed securities	263.4	(20.3)	139.1	(7.1)	94.1	(63.9)	405.3	—
Collateralized debt obligations	250.4	(53.0)	77.1	(18.2)	—	(15.8)	240.5	—
Other asset-backed securities	111.8	(16.5)	43.5	(12.0)	48.6	(8.2)	167.2	—

Total fixed maturity securities	4,990.7	(281.1)	908.5	(869.4)	630.7	(1,128.9)	4,250.5	—
Equity securities	17.9	1.4	0.7	3.9	—	(16.3)	7.6	—

Total securities available-for-sale	5,008.6	(279.7)	909.2	(865.5)	630.7	(1,145.2)	4,258.1	—
Mortgage loans held for sale	124.5	(7.6)	—	(69.0)	—	—	47.9	(2.8)

Total investments	5,133.1	(287.3)	909.2	(934.5)	630.7	(1,145.2)	4,306.0	(2.8)
Derivative assets	597.6	(311.5)	(12.0)	57.1	—	—	331.2	(309.5)
Separate account assets4,6	2,141.8	(646.7)	—	400.0	14.7	(282.3)	1,627.5	217.7

Total assets	$7,872.5	$(1,245.5)	$897.2	$(477.4)	$645.4	$(1,427.5)	$6,264.7	$(94.6)

Liabilities
Future policy benefits and claims5	$(1,739.7)	$1,437.7	$—	$(8.9)	$—	$—	$(310.9)	$1,437.7
Derivative liabilities	(4.2)	2.7	—	—	—	—	(1.5)	2.7

Total liabilities	$(1,743.9)	$1,440.4	$—	$(8.9)	$—	$—	$(312.4)	$1,440.4

1
Includes gains and losses on sales of financial instruments, changes in market value of certain instruments and other-than-temporary impairments. The net unrealized loss on separate account assets is attributable to contractholders and, therefore, is not included in the Company’s earnings.

2	Includes changes in market value of certain instruments.

3
Includes certain collateralized mortgage obligations, residential mortgage-backed securities, commercial mortgage-backed securities, other ABSs, certain broker or internally priced securities and securities that are at or near default based on ratings assigned by the National Association of Insurance Commissioners (NAIC) (see Note 6 for a discussion of NAIC designations. Equity securities represent holdings in non-registered mutual funds with significant unobservable inputs.

4
Comprised of non-registered mutual funds with significant unobservable and/or liquidity restrictions. The net unrealized investment loss on these non-registered mutual funds is attributable to contractholders and, therefore, is not included in the Company’s earnings.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

5
Relates to GMAB, GLWB and hybrid GMAB/GLWB embedded derivatives associated with contracts with living benefit riders. This balance also includes embedded derivatives associated with EIAs. Related derivatives are internally valued. The valuation of guaranteed minimum benefit embedded derivatives is based on capital market and actuarial assumptions, including risk margin considerations reflecting policyholder behavior. The Company uses both observable and unobservable inputs, such as published swap rates and historical volatilities as well as implied volatilities, in its capital market assumptions. Actuarial assumptions, including lapse behavior and mortality rates, are either based on annuity experience or pricing assumptions if experience has not yet developed.

6	The value of separate account liabilities is set to equal the fair value of separate account assets.
The following table summarizes financial instruments for which the Company used significant unobservable inputs (Level 3) to determine fair value measurements for the year ended December 31, 2008:

		Net investment gains (losses)						Change in unrealized gains (losses) in earnings due to assets still held
(in millions)	Balance as of December 31, 2007	In earnings (realized and unrealized)1	In OCI (unrealized)2	Purchases, issuances, sales and settlements	Transfers in to Level 3	Transfers out of Level 3	Balance as of December 31, 2008
Assets
Investments:
Securities available-for-sale3:
U.S Treasury securities and obligations of U.S. government corporations and agencies	$1.6	$—	$0.4	$(0.1)	$—	$—	$1.9	$—
Fixed maturity securities Corporate securities	1,515.7	(189.4)	(250.3)	(384.1)	901.2	(265.8)	1,327.3	—
Residential mortgage-backed securities	193.3	(402.8)	(711.6)	(290.5)	4,290.4	(42.9)	3,035.9	—
Commercial mortgage-backed securities	87.6	(12.8)	(306.7)	187.1	371.6	(63.4)	263.4	—
Collateralized debt obligations	532.6	(281.1)	(97.4)	23.4	78.0	(5.1)	250.4	—
Other asset-backed securities	122.3	(13.4)	(39.9)	(37.2)	127.8	(47.8)	111.8	—

Total fixed maturity securities	2,453.1	(899.5)	(1,405.5)	(501.4)	5,769.0	(425.0)	4,990.7	—
Equity securities	1.4	(54.9)	(9.4)	40.3	40.5	—	17.9	—

Total securities available-for-sale	2,454.5	(954.4)	(1,414.9)	(461.1)	5,809.5	(425.0)	5,008.6	—
Mortgage loans held for sale	86.1	(49.3)	—	87.7	—	—	124.5	(49.3)
Short-term investments	382.7	(0.2)	—	(1.3)	—	(381.2)	—	—

Total investments	2,923.3	(1,003.9)	(1,414.9)	(374.7)	5,809.5	(806.2)	5,133.1	(49.3)
Derivative assets	166.6	405.4	4.4	21.2	—	—	$597.6	394.0
Separate account assets4,6	2,258.6	305.9	—	511.4	23.9	(958.0)	$2,141.8	329.7

Total assets	$5,348.5	$(292.6)	$(1,410.5)	$157.9	$5,833.4	$(1,764.2)	$7,872.5	$674.4

Liabilities
Future policy benefits and claims5	$(128.9)	$(1,602.1)	$—	$(8.7)	$—	$—	$(1,739.7)	$(1,602.1)
Derivative liabilities	(16.3)	3.9	—	8.2	—	—	$(4.2)	12.0

Total liabilities	$(145.2)	$(1,598.2)	$—	$(0.5)	$—	$—	$(1,743.9)	$(1,590.1)

1
Includes gains and losses on sales of financial instruments, changes in market value of certain instruments and other-than-temporary impairments. The net unrealized loss on separate account assets is attributable to contractholders and, therefore, is not included in the Company’s earnings.

2	Includes changes in market value of certain instruments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

3
Includes certain collateralized mortgage obligations, residential mortgage-backed securities, commercial mortgage-backed securities, other ABSs, certain broker or internally priced securities and securities that are at or near default based on ratings assigned by the NAIC (see Note 6 for a discussion of NAIC designations). Equity securities represent holdings in non-registered mutual funds with significant unobservable inputs.

4
Comprised of non-registered mutual funds with significant unobservable and/or liquidity restrictions. The net unrealized investment loss on these non-registered mutual funds is attributable to contractholders and, therefore, is not included in the Company’s earnings.

5
Relates to GMAB, GLWB and hybrid GMAB/GLWB embedded derivatives associated with contracts with living benefit riders. This balance also includes embedded derivatives associated with EIAs. Related derivatives are internally valued. The valuation of guaranteed minimum benefit embedded derivatives is based on capital market and actuarial assumptions, including risk margin considerations reflecting policyholder behavior. The Company uses both observable and unobservable inputs, such as published swap rates and historical volatilities as well as implied volatilities, in its capital market assumptions. Actuarial assumptions, including lapse behavior and mortality rates, are either based on annuity experience or pricing assumptions if experience has not yet developed.

6	The value of separate account liabilities is set to equal the fair value of separate account assets.
Transfers

The Company reviews its fair value hierarchy classifications quarterly. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassification of fair value hierarchy levels of financial assets and liabilities. Reclassifications in/out of Level 3 are reported as transfers at the beginning of the period in which the change occurs. During 2008, the Company’s investments in residential mortgage-backed securities backed by prime collateral were classified as Level 3 financial assets because of their inactive markets and resulting illiquidity. As of December 31, 2009, these securities are no longer considered inactive due to increased trading volume and market activity and as a result were transferred out of Level 3. In addition, the Company was able to gain additional observable valuation inputs in the pricing of certain corporate securities, residential mortgage-backed securities and commercial mortgage-backed securities, which led to transferring these securities out of Level 3.

Additionally, certain corporate securities and commercial mortgage-backed securities had significant changes in key valuation inputs, which led to transfers into Level 3, primarily related to ratings downgrades and changes in pricing sources.

Fair Value on a Nonrecurring Basis

In 2009, certain mortgage loans on real estate held for investment were measured at the estimated fair value of the collateral on a non-recurring basis in periods subsequent to initial recognition due to these loans having specific reserves applied to them during the period. The application of these specific reserves adjusts the amortized cost basis of the loan to the estimated fair value of the collateral. The estimated fair value of the collateral supporting these loans was $154.8 million when the specific reserves were recorded.

Financial Instruments Not Carried at Fair Value

In estimating fair value for its disclosures for financial instruments not carried at fair value (and not included in the fair value disclosures above), the Company used the following methods and assumptions:

Mortgage loans on real estate held for investment, net: The fair values of mortgage loans held for investment on real estate are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. As commercial mortgage loans held for sale are included in the above fair value disclosure, they are excluded from financial instruments not carried at fair value in the table below.

Policy loans: The carrying amount reported in the consolidated balance sheets approximates fair value.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Investment contracts: The fair values of the Company’s liabilities under investment type contracts are based on one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand, net of certain surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

Short-term debt: The carrying amount reported in the consolidated balance sheets approximates fair value.

Long-term debt, payable to Nationwide Financial Services, Inc. (NFS): The fair values for long-term debt are based on estimated market prices.

The following table summarizes the carrying values and estimated fair values of financial instruments subject to disclosure requirements as of December 31:

	2009		2008
(in millions)	Carrying value	Estimated fair value	Carrying value	Estimated fair value
Assets
Investments:
Mortgage loans on real estate, net	$6,781.1	$5,946.3	$7,645.6	$6,845.6
Policy loans	1,050.4	1,050.4	1,095.6	1,095.6

Liabilities
Investment contracts	(18,723.8)	(18,315.5)	(20,093.2)	(19,621.5)
Short-term debt	(150.0)	(150.0)	(249.7)	(249.7)
Long-term debt, payable to NFS	(700.0)	(716.6)	(700.0)	(568.7)

(5)	Derivative Financial Instruments
Qualitative Disclosures

The Company recognizes all of its derivative instruments as either assets or liabilities at fair value. The accounting for changes in the fair value (e.g., gains or losses) of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship, and further, on the type of hedging relationship.

For derivative instruments that are designated and qualify as a cash flow hedge (e.g., hedging the exposure to variability in expected future cash flows that is attributable to interest rate risk), the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into earnings in the same line item associated with the forecasted transaction and in the same period or periods during which the hedged transaction impacts earnings (e.g., interest income on a floating rate asset). The remaining gain or loss on the derivative instrument in excess of the cumulative change in the present value of future cash flows of the hedged item, if any (ineffectiveness), or components of fair value that are excluded from the assessment of effectiveness, are recognized in the consolidated statements of income (loss) during the period.

For derivative instruments that are designated and qualify as a fair value hedge (e.g., hedging the exposure to changes in the fair value of an asset or a liability or an identified portion thereof that is attributable to a particular risk), the gain or loss on the derivative instrument as well as the hedged item are both recognized in net realized investment gains and losses.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

For derivative instruments that are not designated as a hedging instrument, the gain or loss on the derivative instrument is recognized in net realized investment gains and losses.

The Company’s derivative activities primarily are with financial institutions and corporations. In order to minimize credit risk, the Company enters into master netting agreements, which reduce risk by permitting the closeout and netting of transactions with the same counterparty upon occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. Generally, the Company accepts collateral in the form of cash, U.S. Treasury securities and other marketable securities.

As of December 31, 2009 and 2008, the Company had received $532.4 million and $1.02 billion, respectively, of cash for derivative collateral, which is in turn invested in short-term investments. The Company also held $32.3 million and $35.4 million of securities as off-balance sheet collateral on derivative transactions as of December 31, 2009 and 2008, respectively. As of December 31, 2009 and 2008, the Company had pledged fixed maturity securities with a fair value of $55.6 million and $24.5 million, respectively, as collateral to various derivative counterparties. There are no contingent features associated with the Company’s derivative instruments which would require additional collateral to be pledged to counterparties.

The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty, and changes in relevant market data in order to gain insight into the probability of default by the counterparty. In addition, the effect that the Company’s exposure to credit risk could have on the effectiveness of the Company’s hedging relationships is considered. As of December 31, 2009, the impact of the exposure to credit risk on both the fair value measurement of derivative assets and liabilities and the effectiveness of the Company’s hedging relationships was immaterial.

The Company is exposed to certain other risks relating to its ongoing business operations. The primary risks managed by using derivative instruments are interest rate risk, foreign currency exchange risk, equity risk and credit risk.

Derivatives Qualifying for Hedge Accounting – Interest Rate Risk Management

The Company periodically purchases variable rate investments (e.g., commercial mortgage loans and corporate bonds). As a result, the Company is exposed to variability in cash flows and investment income due to changes in interest rates. Such variability poses risks to the Company when the investments are funded with fixed rate liabilities. In an effort to manage this risk, the Company may enter into receive fixed/pay variable interest rate swaps.

In using these interest rate swaps, the Company receives fixed interest rate payments and makes variable rate payments. The variable interest paid on the swap is intended to match the variable interest received on the investment, resulting in the Company receiving the fixed interest payments on the swap. The net receipt of a fixed rate will offset the fixed rate paid on the liability. These interest rate swaps are designated as hedging instruments in cash flow hedging relationships.

The Company periodically participates in a medium-term note (MTN) program. Under this program, NLIC issues funding agreements to an unconsolidated third party trust to secure notes issued to investors by the trust. The proceeds from these funding agreements are generally used to purchase fixed rate assets (generally available-for-sale corporate bonds, available-for-sale private placement bonds or held for investment commercial mortgage loans). In a rising interest rate environment, the Company is exposed to narrowing margins as interest expense will increase while interest income remains constant. To manage this risk, the Company has entered into pay fixed/receive variable interest rate swaps. The interest rate swap agreement utilized by the Company effectively modifies its exposure to interest rate risk by converting the Company’s floating rate funding agreements associated with the MTN program to a fixed rate, thus reducing the impact of interest rate changes on future interest expense. These interest rate swaps are designated as hedging instruments in cash flow hedging relationships.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Derivatives Qualifying for Hedge Accounting – Foreign Currency Risk Management

The Company purchases foreign-denominated fixed rate assets and the associated investment income is exposed to changes in the exchange rates of the foreign currencies. To manage this risk, the Company has entered into pay fixed foreign currency/receive fixed U.S. dollar cross-currency swaps. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument will offset the changes in the functional-currency equivalent cash flows of the asset. These cross-currency swaps are designated as hedging instruments in cash flow hedging relationships.

The Company also purchases foreign-denominated fixed rate assets, funded with proceeds from funding agreements under a variable rate MTNs. The value of these investments is exposed to both changes in the exchange rates of the foreign currencies and changes in interest rates. To manage this risk, the Company has entered into pay fixed foreign currency/receive variable U.S. cross-currency interest rate swaps. As foreign exchange rates and interest rates change, the increase or decrease in the value of the derivative instrument will offset the changes in the asset’s value (relative to foreign currency and interest rate changes). These cross-currency interest rate swaps are designated as hedging instruments in fair value hedging relationships.

In addition, the Company periodically participates in a fixed rate foreign denominated MTN program. Under this program, NLIC issues funding agreements to an unconsolidated third party trust to secure notes issued to investors by the trust, and the value of these liabilities is exposed to both changes in the exchange rates of the foreign currencies and changes in interest rates. To manage this risk, the Company has entered into receive fixed foreign currency/pay variable U.S. cross-currency interest rate swaps. As foreign exchange rates and interest rates change, the increase or decrease in the value of the derivative instrument will offset the changes in the liability’s value (relative to foreign currency and interest rate changes). These cross-currency interest rate swaps are designated as hedging instruments in fair value hedging relationships.

Derivatives Not Qualifying for Hedge Accounting – Interest Rate Risk Management

The Company enters into commercial mortgage loan commitments that are held for sale, which exposes the Company to changes in the fair value of such commitments due to changes in interest rates during the commitment period prior to the loans being funded. In an effort to manage this risk, the Company enters into short U.S. Treasury futures and/or pay fixed interest rate swaps during the commitment period. If interest rates rise or fall, the gains or losses on short U.S. Treasury futures will offset the change in fair value of the commitment attributable to the change in interest rates.

The Company may use pay fixed, receive variable interest rate swaps to hedge the value of a portfolio of fixed-rate assets, relative to changes in interest rates. The interest rate swaps mitigate the risk of a loss of value due to increasing interest rates, with the fluctuations in the fair values of the derivatives offsetting changes in the fair values of the portfolios resulting from changes in interest rates.

The Company offers a variety of variable annuity programs with a guaranteed minimum balance or guaranteed withdrawal benefits, and options are utilized to economically hedge a portion of these products. See Derivatives Not Qualifying for Hedge Accounting – Equity Market Risk Management below for further explanation. As interest rates are a component of the option’s value, the effectiveness of economically hedging the annuity products may be adversely affected by changes in interest rates. The Company enters into interest rate swaps to mitigate this risk. The fluctuation in the fair values of the derivatives offsets the changes in the fair values of the options resulting from changes in interest rates.

The Company periodically enters into basis swaps (receive one variable rate/pay another variable rate) to better match the cash flows received from the specific variable-rate investments with the variable rate paid on a group of liabilities. While the pay-side terms of the basis swap will be consistent with the terms of the asset, the Company is not able to match the receive-side terms of the derivative to a specific liability. Therefore, basis swaps do not receive hedge accounting treatment.

In addition, the Company may use pay fixed/receive variable interest rate swaps as hedges against the negative effects of adverse interest rate movements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Derivatives Not Qualifying for Hedge Accounting – Foreign Currency Risk Management

The Company periodically participates in a variable rate foreign denominated MTN program. Under this program, NLIC issues funding agreements to an unconsolidated third party trust to secure notes issued to investors by the trust. As such, the cash flows related to these MTNs are exposed to changes in the exchange rates of the foreign currencies. Because the Company desires to retain the variable interest rate, it has entered into receive variable foreign currency/pay variable U.S. dollar cross-currency swaps. The basis swap converts the debt instrument to a U.S. dollar variable rate, thereby eliminating foreign exchange risk. While the receive-side terms of the basis swap will be consistent with the terms of the liability, the Company is not able to match the pay-side terms of the derivative to a specific asset. Therefore, these basis swaps do not receive hedge accounting treatment. The Company also uses currency contracts, primarily futures, to hedge foreign currency denominated investments in certain alternative investments.

Derivatives Not Qualifying for Hedge Accounting – Equity Market Risk Management

The Company offers a variety of variable annuity programs with a guaranteed minimum balance or guaranteed withdrawal benefits. The contractholders may elect to invest in equity funds. Adverse changes in the equity markets expose the Company to losses if the changes result in contractholder’s account balances falling below the guaranteed minimum. To mitigate a portion of the risk associated with these liabilities, the Company enters into equity index futures and options. The changes in value of the futures and options will offset a portion of the changes in the annuity accounts relative to changes in the equity market.

The Company offers a variety of variable annuity programs with a guaranteed minimum balance or guaranteed withdrawal benefits, where the contractholder elects to invest in funds with a foreign equity index. Adverse changes in the foreign equity index expose the Company to losses if the change results in contractholder’s account balances falling below the guaranteed minimum. To mitigate this risk, the Company enters into total return swaps, where the Company pays the total return on the foreign index and receives one-month U.S. London Interbank Offered Rate (LIBOR). The changes in cash flows of the total return swap will offset a portion of the changes in the annuity accounts relative to changes in the foreign index.

The Company’s living benefit riders represent an embedded derivative in a variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivatives are carried at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivative incorporate numerous assumptions including, but not limited to, expectations of contractholder persistency, contractholder withdrawal patterns, risk neutral market returns, correlations of market returns and market return volatility. The Company does not expect any meaningful level of claims under the living benefit features for several years and believes the impact of claims is expected to be mitigated by its economic hedging program.

Derivatives Not Qualifying for Hedge Accounting – Credit Risk

The Company enters into two distinct types of credit derivative contracts (or credit default swaps) which allows the Company to either sell or buy credit protection on a specific creditor or credit index.

The Company sells credit default protection to counterparties on selected debt instruments with specific creditor or credit index exposure and combines the credit default swap with selected assets the Company owns to enhance spreads. These selected assets may have sufficient duration for the related liability, but do not earn a sufficient credit spread. When the Company sells these instruments, it receives periodic premium payments similar to the risk premium received on an equivalent maturity bond from the same creditor. In return, the Company agrees to provide for losses if a credit event occurs during the lifetime of the contract, by buying a pre-determined cash bond from the counterparty at face value. In such a contract, a credit event will be defined in the trade settlement documentation and may include, but is not limited to, creditor bankruptcy or restructuring. The combined credit default swap and investments provide cash flows with the duration and credit spread targeted by the Company.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The Company also has purchased credit default protection on selected debt instruments exposed to short-term credit concerns, or because the combination of the corporate bond and purchased default protection provides sufficient spread and duration targeted by the Company.

Quantitative Disclosure

The following table presents the fair value of derivative instruments, location of the related instruments in the consolidated balance sheets and the related notional amounts of the derivative instruments as of December 31, 2009:

	Derivative assets			Derivative liabilities
(in millions)	Balance sheet location	Fair value	Notional	Balance sheet location	Fair value	Notional
Derivatives designated as hedging instruments:
Interest rate contracts	Other assets	$3.8	$86.4	Other liabilities	$69.0	$1,216.1
Cross-currency swaps	Other assets	33.8	93.1	Other liabilities	35.9	215.9

Total derivatives designated as hedging instruments		37.6	179.5		104.9	1,432.0
Derivatives not designated as hedging instruments:
Interest rate contracts	Other assets	410.0	7,456.7	Other liabilities	239.1	5,162.0
Cross-currency swaps	Other assets	48.6	210.8	Other liabilities	48.5	209.6
Credit default swaps	Other assets	0.5	28.5	Other liabilities	3.2	81.5
Total return swaps	Other assets	0.8	85.4	Other liabilities	8.3	555.8
Equity contracts	Other assets	331.2	2,504.6	Other liabilities	10.3	995.7
Embedded derivatives on guaranteed benefit annuity programs	N/A	—	—	Future policy benefits and claims	310.9	N/A
Other embedded derivatives	N/A	—	—	Other liabilities	1.5	N/A

Total derivatives not designated as hedging instruments		791.1	10,286.0		621.8	7,004.6

Total derivatives		$828.7	$10,465.5		$726.7	$8,436.6

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table presents the gains (losses) for derivative instruments designated and qualifying as hedging instruments in fair value hedges and the location of these instruments in the consolidated financial statements for the year ended December 31, 2009:

(in millions)	Location of gain (loss) recognized on derivatives	Amount of gain (loss) recognized on derivatives1,2
Derivatives in fair value hedging relationships:
Interest rate contracts	Net realized investment gains (losses)	$24.9
Cross-currency swaps	Net realized investment gains (losses)	(2.4)

Total		$22.5

Underlying fair value hedge relationships:
Interest rate contracts	Net realized investment gains (losses)	$(35.3)
Cross-currency swaps	Net realized investment gains (losses)	2.5

Total		$(32.8)

1         Excludes ($36.9) million of periodic settlements in interest rate contracts which are recorded in net investment income.

2        Includes $7.5 million of cash received in the termination of cash flow hedging instruments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following tables present the gains (losses) for derivative instruments designated and qualifying as hedging instruments in cash flow hedges and the location of these instruments in the consolidated financial statements for the year ended December 31, 2009:

(in millions)	Amount of gain (loss) recognized in OCI on derivatives
Derivatives in cash flow hedging relationships:
Interest rate contracts	$12.6
Cross-currency swaps	(4.4)
Currency contracts	(18.8)
Other embedded derivatives	(12.0)

Total	$(22.6)

(in millions)	Location of realized gain (loss) reclassified from AOCI into income1	Amount of realized gain (loss) reclassified from AOCI into income
Derivatives in cash flow hedging relationships:
Interest rate contracts	Interest credited to policyholder accounts	$(3.8)
Cross-currency swaps	Net realized investment gains (losses)	(10.9)
Currency contracts	Net realized investment gains (losses)	(3.8)
Other embedded derivatives	N/A	—

Total		$(18.5)

1	Effective portion.

(in millions)	Location of realized gain (loss) recognized in income on derivatives1	Amount of realized gain (loss) recognized in income on derivatives1,2,3
Derivatives in cash flow hedging relationships:
Interest rate contracts	Net realized investment gains (losses)	$0.1
Cross-currency swaps	Net realized investment gains (losses)	(1.3)
Currency contracts	Net realized investment gains (losses)	(2.8)
Other embedded derivatives	N/A	—

Total		$(4.0)

1	Ineffective portion and amounts excluded from the measurement of ineffectiveness.

2	Excludes 0.2 million of periodic settlements in interest rate contracts.

3	Includes $16.5 million of cash received in termination of cash flow hedging instrument.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table presents the gains (losses) for derivative instruments not designated and qualifying as hedging instruments and the location of these instruments in the consolidated financial statements for the year ended December 31, 2009:

(in millions)	Location of realized gain (loss) in income on derivatives	Amount of realized gain (loss) recognized in income on derivatives1
Derivatives not designated as hedging instruments:
Interest rate contracts	Net realized investment gains (losses)	$(197.2)
Cross-currency swaps	Net realized investment gains (losses)	3.3
Credit default swaps	Net realized investment gains (losses)	7.9
Equity total return swaps	Net realized investment gains (losses)	7.0
Equity contracts	Net realized investment gains (losses)	(738.7)
Embedded derivatives on guaranteed benefit annuity programs	Net realized investment gains (losses)	1,432.0
Other embedded derivatives	Net realized investment gains (losses)	2.6

Total		$516.9

1 Excludes net interest settlements and other revenue on embedded derivatives on guaranteed benefit annuity programs that are also recorded in net realized investment gains (losses).
In addition to the net realized investment gains (losses) listed in the previous tables, $(151.3) million of net interest settlements on all derivative instruments and $63.2 million of other revenue on embedded derivatives on guaranteed benefit annuity programs are also recorded in net realized investment gains (losses) for the year ended December 31, 2009.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Credit Derivatives

The Company had exposure to credit protection contracts for the years ended December 31, 2009, 2008, and 2007 and had experienced no credit event losses in 2009, credit event losses of $18.8 million in 2008 and no credit event losses in 2007 on such contracts. The following table presents the Company’s outstanding exposure to credit protection contracts, all of which are related to corporate debt instruments, as of the dates indicated, by contract maturity and industry exposure:

	Less than or equal to one year		One to three years		Three to five years		Total
(in millions)	Maximum potential risk	Estimated fair value	Maximum potential risk	Estimated fair value	Maximum potential risk	Estimated fair value	Maximum potential risk	Estimated fair value
December 31, 2009:
Single sector exposure:
Consumer goods	$—	$—	$—	$—	$—	$—	$—	$—
Financial	35.0	(2.5)	9.0	0.2	—	—	44.0	(2.3)
Oil & gas pipelines	15.0	—	—	—	—	—	15.0	—
Services	—	—	—	—	10.0	0.2	10.0	0.2
Utilities	—	—	—	—	—	—	—	—

Total single sector exposure	50.0	(2.5)	9.0	0.2	10.0	0.2	69.0	(2.1)
Index exposure:
Corporate bonds	—	—	—	—	—	—	—	—

Total index exposure	—	—	—	—	—	—	—	—

Total	$50.0	$(2.5)	$9.0	$0.2	$10.0	$0.2	$69.0	$(2.1)

December 31, 2008:
Single sector exposure:
Consumer goods	$—	$—	$6.0	$(0.8)	$—	$—	$6.0	$(0.8)
Financial	—	—	35.0	(5.8)	13.0	(0.5)	48.0	(6.3)
Oil & gas pipelines	10.0	—	15.0	(0.8)	—	—	25.0	(0.8)
Services	—	—	—	—	35.0	(3.0)	35.0	(3.0)
Utilities	4.5	—	—	—	—	—	4.5	—

Total single sector exposure	14.5	—	56.0	(7.4)	48.0	(3.5)	118.5	(10.9)
Index exposure:
Corporate bonds	—	—	—	—	110.9	(0.3)	110.9	(0.3)

Total index exposure	—	—	—	—	110.9	(0.3)	110.9	(0.3)

Total	$14.5	$—	$56.0	$(7.4)	$158.9	$(3.8)	$229.4	$(11.2)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(6)	Investments
Fixed Maturity Securities and Equity Securities Available-for-Sale

The following table summarizes the amortized cost, gross unrealized gains and losses, and estimated fair values of securities available-for-sale as of the dates indicated:

(in millions)	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
December 31, 2009:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$136.7	$15.4	$1.0	$151.1
U. S. Government agencies	551.3	57.2	5.7	602.8
Obligations of states and political subdivisions	567.6	4.4	23.1	548.9
Debt securities issued by foreign governments	69.9	5.3	0.1	75.1
Corporate securities
Public	10,929.8	597.2	175.2	11,351.8
Private	4,499.5	193.1	83.4	4,609.2
Residential mortgage-backed securities	6,078.9	95.2	665.2	5,508.9
Commercial mortgage-backed securities	1,284.9	6.5	207.3	1,084.1
Collateralized debt obligations	531.1	11.8	170.9	372.0
Other asset-backed securities	453.4	20.4	28.0	445.8

Total fixed maturity securities	25,103.1	1,006.5	1,359.9	24,749.7
Equity securities	48.8	4.6	0.8	52.6

Total securities available-for-sale	$25,151.9	$1,011.1	$1,360.7	$24,802.3

December 31, 2008:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$79.1	$22.6	$—	$101.7
U. S. Government agencies	420.4	93.3	—	513.7
Obligations of states and political subdivisions	230.5	1.6	7.4	224.7
Debt securities issued by foreign governments	50.1	5.4	—	55.5
Corporate securities
Public	8,881.9	109.9	1,040.7	7,951.1
Private	4,997.8	45.2	401.0	4,642.0
Residential mortgage-backed securities	6,807.8	90.5	863.6	6,034.7
Commercial mortgage-backed securities	1,418.1	0.6	455.3	963.4
Collateralized debt obligations	557.8	6.3	240.7	323.4
Other asset-backed securities	679.1	3.6	105.4	577.3

Total fixed maturity securities	24,122.6	379.0	3,114.1	21,387.5
Equity securities	62.2	0.7	8.8	54.1

Total securities available-for-sale	$24,184.8	$379.7	$3,122.9	$21,441.6

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The market value of the Company’s general account investments may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads. The Company does not have the intent to sell, nor is it more likely than not that the Company will be required to sell debt securities in unrealized loss positions. The Company may realize investment losses to the extent its liquidity needs require the disposition of general account fixed maturity securities in unfavorable interest rate, liquidity or credit spread environments.

For securities available-for-sale as of the dates indicated, the following table summarizes the Company’s gross unrealized losses based on the amount of time each type of security has been in an unrealized loss position:

	Less than or equal to one year			More than one year			Total
(in millions, except number of securities)	Estimated fair value	Gross unrealized losses	Number of securities	Estimated fair value	Gross unrealized losses	Number of securities	Estimated fair value	Gross unrealized losses	Number of securities
December 31, 2009:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$50.9	$1.0	2	$—	$—	—	$50.9	$1.0	2
U.S. Government agencies	154.6	5.7	8	—	—	—	154.6	5.7	8
Obligations of states and political subdivisions	318.2	11.5	35	79.1	11.6	13	397.3	23.1	48
Debt securities issued by foreign governments	1.6	0.1	2	—	—	—	1.6	0.1	2
Corporate securities
Public	1,197.9	32.0	160	1,117.5	143.2	201	2,315.4	175.2	361
Private	278.8	19.0	47	972.6	64.4	73	1,251.4	83.4	120
Residential mortgage-backed securities	936.7	104.2	117	2,375.1	561.0	341	3,311.8	665.2	458
Commercial mortgage-backed securities	42.7	5.2	11	699.3	202.1	101	742.0	207.3	112
Collateralized debt obligations	29.9	28.9	13	277.2	142.0	45	307.1	170.9	58
Other asset-backed securities	5.4	0.2	12	247.5	27.8	33	252.9	28.0	45

Total fixed maturity securities	3,016.7	207.8	407	5,768.3	1,152.1	807	8,785.0	1,359.9	1,214
Equity securities	16.7	0.1	13	2.4	0.7	75	19.1	0.8	88

Total	$3,033.4	$207.9	420	$5,770.7	$1,152.8	882	$8,804.1	$1,360.7	1,302

December 31, 2008:
Fixed maturity securities:
Obligations of states and political subdivisions	$94.9	$3.5	16	$29.3	$3.9	9	$124.2	$7.4	25
Corporate securities
Public	4,109.4	676.9	692	1,350.3	363.8	289	5,459.7	1,040.7	981
Private	2,259.4	282.1	231	996.5	118.9	105	3,255.9	401.0	336
Residential mortgage-backed securities	820.3	187.8	138	2,281.4	675.8	323	3,101.7	863.6	461
Commercial mortgage-backed securities	539.9	190.4	96	410.9	264.9	96	950.8	455.3	192
Collateralized debt obligations	151.0	100.8	24	122.6	139.9	36	273.6	240.7	60
Other asset-backed securities	325.5	41.7	38	228.7	63.7	26	554.2	105.4	64

Total fixed maturity securities	8,300.4	1,483.2	1,235	5,419.7	1,630.9	884	$13,720.1	$3,114.1	2,119
Equity securities	19.2	8.6	81	3.4	0.2	6	22.6	8.8	87

Total	$8,319.6	$1,491.8	1,316	$5,423.1	$1,631.1	890	$13,742.7	$3,122.9	2,206

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The weighted estimated fair value to amortized cost for non-investment grade fixed maturity securities that have an estimated fair value of less than 80% and have been in an unrealized loss position for more than one year was 65% and 64% as of December 31, 2009 and December 31, 2008, respectively.

The table below summarizes the amortized cost and estimated fair values of fixed maturity securities available-for-sale, by maturity, as of December 31, 2009. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

(in millions)	Amortized cost	Estimated fair value
Fixed maturity securities available-for-sale:
Due in one year or less	$1,002.3	$1,024.5
Due after one year through five years	7,213.2	7,507.1
Due after five years through ten years	5,265.4	5,516.8
Due after ten years	3,273.9	3,290.5

Subtotal	16,754.8	17,338.9
Residential mortgage-backed securities	6,078.9	5,508.9
Commercial mortgage-backed securities	1,284.9	1,084.1
Collateralized debt obligations	531.1	372.0
Other asset-backed securities	453.4	445.8

Total	$25,103.1	$24,749.7

The NAIC assigns credit quality ratings (NAIC designations) to securities for the purpose of statutory reporting. These NAIC designations are generally based on the credit ratings assigned by nationally recognized statistical rating agencies organizations (NRSRO) unless a security is not rated by an NRSRO, in which case the NAIC rates it using an alternative approach. For 2009 statutory reporting, the NAIC modified its ratings approach for residential mortgage-backed securities, which are not backed by U.S. government agencies. Under the modified approach, the NAIC designation for this type of security is based on an insurer’s reported carrying value for the security relative to a NAIC-prescribed ratings matrix for the security, with a higher NAIC designation afforded securities with lower carrying values. In effect, this process rates the credit quality of a security based on an independent market view of the expected discounted future cash flows from the security versus its statutory carrying value. Under this process, NAIC designations for these residential mortgage-backed securities could be higher or lower than the related NRSRO ratings. NAIC designations range from class 1 (highest quality) to class 6 (lowest quality). Of the Company’s general account fixed maturity securities, 91% and 93% were in the two highest NAIC designations categories as of December 31, 2009 and 2008, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table shows the equivalent designation between the NAIC and NRSRO and summarizes the credit quality, as determined by NAIC designations, of the Company’s fixed maturity securities portfolio as of the dates indicated:

(in millions)		December 31, 2009		December 31, 2008
NAIC Desingations1,2	NRSRO equivalent designation	Amortized cost	Estimated fair value	Amortized cost	Estimated fair value
1	AAA/AA/A	$15,322.9	$15,195.7	$15,423.0	$13,960.4
2	BBB	7,139.5	7,275.0	6,610.4	5,802.2
3	BB	1,551.1	1,404.3	1,233.3	990.0
4	B	724.1	616.7	556.0	386.2
5	CCC and lower	253.5	187.6	190.5	148.2
6	In or near default	112.0	70.4	109.4	100.5

	Total	$25,103.1	$24,749.7	$24,122.6	$21,387.5

1
NAIC designations are assigned at least annually. Some ratings for securities shown have been assigned to securities not yet assigned an NAIC designation in a manner approximating equivalent NRSRO categories.

2	Class 1 and class 2 NAIC designations are generally considered to represent investment grade ratings and are considered as such by the Company in reporting its credit quality information.
Other-Than-Temporary Impairment Evaluations

When evaluating whether a residential mortgage-backed security, commercial mortgage-backed security, collateralized debt obligation and other asset-backed securities are other-than-temporarily impaired, the Company examines characteristics of the underlying collateral, such as delinquency prepayment and default rates, the quality of the underlying borrower, the type of collateral in the pool, the vintage year of the collateral, subordination levels within the structure of the collateral pool, the quality of any credit guarantors, the Company’s intent to sell the security and whether it is more likely than not it will be required to sell the security before the recovery of its amortized cost basis.

In assessing corporate debt securities for other-than-temporary impairment, the Company evaluates the ability of the issuer to meet its debt obligations, the value of the company or specific collateral securing the debt position, the Company’s intent to sell the security and whether it is more likely than not it will be required to sell the security before the recovery of its amortized cost basis. A similar analysis is performed to evaluate U.S. Treasury securities and obligations of U.S. Government corporations, U.S. Government agencies, obligations of states and political subdivisions, and debt securities issued by foreign governments.

For all debt securities evaluated for other-than-temporary impairment (for which the Company does not have the intent to sell and it is not more likely than not that it will be required to sell the security before the recovery of its amortized cost basis), the Company considers the timing and amount of the cash flows. The Company evaluates its intent to sell on an individual security basis.

To the extent that the present value of the cash flows generated by a security is less than the amortized cost, an other-than-temporary impairment is recognized through earnings. It is reasonably possible that further declines in estimated fair values of such investments, or changes in assumptions or estimates of anticipated recoveries and/or cash flows, may cause further other-than-temporary impairments in the near term, which could be significant.

Equity securities may experience other-than-temporary impairment in the future based on the prospects for full recovery in value in a reasonable period of time and the Company’s ability and intent to hold the security to recovery.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Under the current other-than temporary impairment model, which was amended by the FASB and adopted by the Company in the first quarter of 2009, debt securities that become other-than-temporarily impaired (where the Company does not intend to sell the security and it is not more likely than not that it will be required to sell the security prior to recovery of the security’s amortized cost) are bifurcated with the credit portion of the impairment loss being recognized in earnings and the non-credit loss portion of the impairment being recognized in a separate component of other comprehensive income, net of applicable taxes and other offsets. For securities that are other-than-temporarily impaired, a discussion of the estimate of the credit loss portion that is recognized in earnings is provided, as applicable in the respective section of this footnote.

Corporate Securities

Corporate securities include conventional bonds, private placement fixed maturity securities, syndicated corporate bank loans and hybrid securities with both debt and equity-like features. For these corporate securities, the following table summarizes, as of the dates indicated, the Company’s gross unrealized loss position categorized as investment grade vs. non-investment grade, for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

	Period of time for which unrealized loss has existed
	Investment Grade			Non-Investment Grade			Total
Ratio of estimated fair value to amortized cost	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total
December 31, 2009:
99.9% - 80.0%	$27.1	$104.1	$131.2	$13.1	$45.5	$58.6	$40.2	$149.6	$189.8
79.9% - 50.0%	8.5	45.6	54.1	2.3	12.4	14.7	10.8	58.0	68.8
Below 50.0%	—	—	—	—	—	—	—	—	—

Total	$35.6	$149.7	$185.3	$15.4	$57.9	$73.3	$51.0	$207.6	$258.6

December 31, 2008:
99.9% - 80.0%	$355.7	$116.8	$472.5	$31.0	$23.4	$54.4	$386.7	$140.2	$526.9
79.9% - 50.0%	327.5	121.9	449.4	118.4	126.0	244.4	445.9	247.9	693.8
Below 50.0%	79.3	41.5	120.8	47.1	53.1	100.2	126.4	94.6	221.0

Total	$762.5	$280.2	$1,042.7	$196.5	$202.5	$399.0	$959.0	$482.7	$1,441.7

Judgments regarding whether a corporate debt security is other-than-temporarily impaired include analyzing the issuer’s financial condition. An analysis of the issuer’s financial condition includes whether there has been a decline in the overall value of the issuer or its ability to service the specific security. The total enterprise value of the company issuing the security is determined through asset coverage, cash flow multiples, or other industry standards. Several factors assessed when determining the enterprise value include, but are not limited to, credit quality ratings, cash flow sustainability, liquidity, strength, industry, and market position. Sources of information include, but are not limited to, management projections, independent consultants, street research, peer analysis, and internal analysis.

If the company has concerns regarding the viability of the issuer or its ability to service the specific security after this analysis, a recovery value analysis is prepared to determine if the recovery value has declined below the amortized cost of the security. The recovery value is combined with the estimated timing to recovery, any other applicable cash flows that are expected and the security’s effective yield to arrive at the expected present value of cash flows. If a recovery estimate is not feasible, then the market’s view of cash flows implied by the current fair value, market discount rates, and effective yield are the primary factors used to estimate recovery.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The Company held hybrid securities issued by institutions in the financial sector with both debt and equity-like features, classified as corporate fixed maturity securities, with estimated fair values of $608.9 million and $661.2 million, and gross unrealized losses of $101.3 million and $379.9 million, as of December 31, 2009 and 2008, respectively. Of these unrealized losses as of December 31, 2009, $98.8 million, or 98%, were in an unrealized loss position for more than one year, evaluated under the debt model, compared to $106.3 million, or 18%, as of December 31, 2008. The Company evaluates such securities for other-than-temporary impairment using the criteria of either a debt or an equity security depending on the facts and circumstances of the individual issuer and security.

The Company invests in private placement fixed maturity securities because of the generally higher nominal yield available compared to comparably rated public fixed maturity securities, more restrictive financial and business covenants available in private fixed maturity security loan agreements, and stronger prepayment protection. Although private placement fixed maturity securities are not registered with the SEC and generally are less liquid than public fixed maturity securities, restrictive financial and business covenants included in private placement fixed maturity security loan agreements generally are designed to compensate for the impact of increased liquidity risk. A significant portion of the private placement fixed maturity securities that the Company holds are participations in issues that are also owned by other investors. In addition, some of these securities are rated by NRSROs, and substantially all have been assigned a rating by the NAIC, as shown in a previous table in this footnote summarizing the credit quality of the Company’s fixed maturity securities portfolio.

Residential Mortgage-Backed Securities

Residential mortgage-backed securities are a type of fixed income security backed by residential mortgage loans, which have been are sold into a trust or special purpose entity, formed for the purpose of securitizing and tranching the cash flows of the mortgage loans. The following tables summarize the distribution by collateral classification of the Company’s residential mortgage-backed securities as of dates indicated:

	As of December 31, 2009			As of December 31, 2008
in millions	Amortized cost	Estimated fair value	% of estimated fair value total	Amortized cost	Estimated fair value	% of estimated fair value total
Government agency	$2,546.9	$2,620.9	48%	$2,928.5	$3,002.4	50%
Prime	1,120.3	959.7	17%	1,341.6	1,041.4	17%
Alt-A	1,830.6	1,451.7	26%	1,850.7	1,451.6	24%
Sub-prime	577.3	473.7	9%	675.8	528.7	9%
Other residential mortgage collateral	3.8	2.9	—	11.2	10.6	—

Total	$6,078.9	$5,508.9	100%	$6,807.8	$6,034.7	100%

The Company considers Alt-A collateral to be mortgages whose underwriting standards do not qualify the mortgage for regular conforming or jumbo loan programs. Typical underwriting characteristics that cause a mortgage to fall into the Alt-A classification may include, but are not limited to, inadequate loan documentation of a borrower’s financial information, debt-to-income ratios above normal lending limits, loan-to-value ratios above normal lending limits that do not have primary mortgage insurance, a borrower who is a temporary resident, and loans securing non-conforming types of real estate. Alt-A mortgages are generally issued to borrowers having higher Fair Isaac Credit Organization (FICO) scores, and the lender typically charges a slightly higher interest rate for such mortgages.

The Company considers sub-prime collateral to be mortgages that are first or second lien mortgage loans issued to sub-prime borrowers, as demonstrated by recent delinquent rent or housing payments or substandard FICO scores. Second-lien mortgage loans are also considered sub-prime. The Company considers prime collateral to be mortgages whose underwriting standards qualify the mortgage for regular conforming or jumbo loan programs. In addition, government agency collateral is considered to be mortgages securitized by government agencies both implicitly and explicitly backed by the full faith and credit of the U.S. Government.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

For residential mortgage-backed securities, the following table summarizes as of the dates indicated the Company’s gross unrealized loss position categorized as investment grade vs. non-investment grade, for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

	Period of time for which unrealized loss has existed
	Investment Grade			Non-Investment Grade			Total
Ratio of estimated fair value to amortized cost	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total
December 31, 2009:
99.9% - 80.0%	$29.0	$134.1	$163.1	$11.5	$41.5	$53.0	$40.5	$175.6	$216.1
79.9% - 50.0%	17.4	197.6	215.0	19.5	140.4	159.9	36.9	338.0	374.9
Below 50.0%	10.3	33.8	44.1	16.5	13.6	30.1	26.8	47.4	74.2

Total	$56.7	$365.5	$422.2	$47.5	$195.5	$243.0	$104.2	$561.0	$665.2

December 31, 2008:
99.9% - 80.0%	$47.7	$124.5	$172.2	$6.0	$10.3	$16.3	$53.7	$134.8	$188.5
79.9% - 50.0%	91.7	441.6	533.3	17.1	22.2	39.3	108.8	463.8	572.6
Below 50.0%	13.0	74.4	87.4	12.3	2.8	15.1	25.3	77.2	102.5

Total	$152.4	$640.5	$792.9	$35.4	$35.3	$70.7	$187.8	$675.8	$863.6

The Company evaluates its residential mortgage-backed securities for other-than-temporary impairment using multiple inputs. Loan level defaults are estimated using an option pricing approach in which the probability of borrower default increases as home equity declines. Other factors which influence the probability of default are debt-servicing, missed refinancing opportunities and geography. Loan level characteristics such as issuer, FICO score, payment terms, level of documentation, residency type, dwelling type and loan purpose are also utilized in the model along with historical performance, to estimate or measure the loan’s propensity to default. Additionally, the model takes into account loan age, seasonality, payment changes and exposure to refinancing as additional drivers of default. For transactions where loan level data is not available, the model uses a proxy based on the collateral characteristics. Loss severity in the model is a function of multiple factors, including but not limited to, the unpaid balance, interest rate, mortgage insurance ratios, assessed property value at origination, change in property valuation and loan-to-value ratio at origination. Prepayment speeds, both actual and estimated, are also considered. The cash flows generated by the collateral securing these securities are then determined based on these default, loss severity and prepayment assumptions. These collateral cash flows are then utilized, along with consideration for the issue’s position in the overall structure, to determine the cash flows associated with the residential mortgage-backed security held by the Company.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Commercial Mortgage-Backed Securities

The Company owns and manages commercial mortgage-backed securities, which are trust certificates or bonds offered to investors that are collateralized by a pool of commercial mortgage loans from which the principal and interest paid on those mortgages flows to investors. These investments in commercial mortgage-backed securities are generally characterized by securities that are collateralized by static, heterogeneous pools of mortgages on commercial real estate properties. Deals are generally diversified across property types, geography, borrowers, tenants, loan size, coupon and vintages. For commercial mortgage-backed securities, the following tables summarize, as of the dates indicated, the Company’s gross unrealized loss position categorized as investment grade vs. non-investment grade, for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

	Period of time for which unrealized loss has existed
	Investment Grade			Non-Investment Grade			Total
Ratio of estimated fair value to amortized cost	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total
December 31, 2009:
99.9% - 80.0%	$4.2	$54.0	$58.2	$—	$—	$—	$4.2	$54.0	$58.2
79.9% - 50.0%	—	85.2	85.2	—	—	—	—	85.2	85.2
Below 50.0%	1.0	62.9	63.9	—	—	—	1.0	62.9	63.9

Total	$5.2	$202.1	$207.3	$—	$—	$—	$5.2	$202.1	$207.3

December 31, 2008:
99.9% - 80.0%	$19.8	$36.7	$56.5	$—	$—	$—	$19.8	$36.7	$56.5
79.9% - 50.0%	129.6	40.9	170.5	—	—	—	129.6	40.9	170.5
Below 50.0%	41.0	187.3	228.3	—	—	—	41.0	187.3	228.3

Total	$190.4	$264.9	$455.3	$—	$—	$—	$190.4	$264.9	$455.3

Commercial mortgage-backed securities’ cash flows are generated by an industry standard fixed income analytics system designed for asset backed securities. In addition, a third party default model is generally utilized within this service to apply loan specific probability of default, refinance risk and loss severity ratios to generate estimated cash flows. Default and prepayment assumptions are deal specific and include, but are not limited to, delinquency, property type, loan size, debt service coverage ratio, loan to value ratios and loan age.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Collateralized Debt Obligations

Collateralized debt obligations are asset-backed securities whose value is derived from the credit quality of the underlying corporate obligations. For collateralized debt obligations, the following tables summarize, as of the dates indicated, the Company’s gross unrealized loss position categorized as investment grade versus non-investment grade, for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

	Period of time for which unrealized loss has existed
	Investment Grade			Non-Investment Grade			Total
Ratio of estimated fair value to amortized cost	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total
December 31, 2009:
99.9% - 80.0%	$0.4	$3.6	$4.0	$0.3	$15.8	$16.1	$0.7	$19.4	$20.1
79.9% - 50.0%	—	29.0	29.0	4.2	31.4	35.6	4.2	60.4	64.6
Below 50.0%	—	9.6	9.6	24.0	52.6	76.6	24.0	62.2	86.2

Total	$0.4	$42.2	$42.6	$28.5	$99.8	$128.3	$28.9	$142.0	$170.9

December 31, 2008:
99.9% - 80.0%	$7.0	$0.2	$7.2	$0.1	$0.6	$0.7	$7.1	$0.8	$7.9
79.9% - 50.0%	25.8	37.2	63.0	—	—	—	25.8	37.2	63.0
Below 50.0%	66.5	99.8	166.3	1.4	2.1	3.5	67.9	101.9	169.8

Total	$99.3	$137.2	$236.5	$1.5	$2.7	$4.2	$100.8	$139.9	$240.7

To generate the expected cash flows, agency NRSRO of the underlying corporate securities were used to develop default probabilities. Historical and forecasted loss severities were then applied to develop the expected losses within the security’s collateral pool. An independent data provider is then used to model each security’s structure and waterfall to determine cash flows at the security level. If a recovery estimate is not feasible, then the market’s view of cash flows implied by the current fair value, market discount rates, and effective yield are the primary factors used to estimate recovery.

Within the collateralized debt obligations security type are Pooled Trust Preferreds. Pooled Trust Preferreds are collateralized debt obligations where the collateral is regional bank and insurance company trust preferred securities. All banks in the pools were screened using data provided by U.S. Bank Rating service. The rating service score is a combination of the bank’s liquidity, asset quality, capital adequacy and profitability. The results of the analysis, as well as management’s evaluation of the results and broker research, are used to generate default rates which are modeled to create cash flows from the entire collateral pool underlying each pooled trust preferred security. An independent data provider is then used to model each security’s structure and payment waterfall to determine cash flows at the security level.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Unrealized Gains and Losses

The following table presents the components of net unrealized losses on securities available-for-sale, as of December 31:

(in millions)	2009	2008
Net unrealized losses, before adjustments and taxes	$(349.6)	$(2,743.2)
Change in fair value attributable to fixed maturity securities designated in fair value hedging relationships	(35.1)	(57.7)

Total net unrealized losses, before adjustments and taxes	(384.7)	(2,800.9)
Adjustment to deferred policy acquisition costs	31.0	615.9
Adjustment to value of business acquired	0.2	9.6
Adjustment to future policy benefits and claims	19.5	46.9
Adjustment to policyholder dividend obligation	(16.4)	74.9
Deferred federal income tax benefit	122.6	718.8

Net unrealized losses	$(227.8)	$(1,334.8)

The following table presents an analysis of the net change in net unrealized gains (losses) on securities available-for-sale before adjustments and taxes for the years ended December 31:

(in millions)	20091	2008	2007
Fixed maturity securities	$2,381.7	$(2,682.2)	$(132.1)
Equity securities	11.9	(14.2)	(4.5)

Net increase (decrease)	$2,393.6	$(2,696.4)	$(136.6)

1
Includes the $384.2 million cumulative effect of adoption of accounting principle as of January 1, 2009 for the adoption of guidance impacting FASB ASC 320-10, Investments – Debt and Equity Securities.

The following table summarizes the Company’s accumulated other comprehensive losses recognized on debt securities which have credit losses in earnings, based on the adoption of guidance impacting FASB ASC 320-10, Investments – Debt and Equity Securities before federal income tax benefit, for the years ended December 31:

(in millions)	2009
Cumulative adoption of accounting principle as of January 1	$(384.2)
Net unrealized gains in the period	38.3

Total1	$(345.9)

1	Includes $417.5 million of other-than-temporary impairment losses recognized in other comprehensive income for the year ended December 31, 2009.
The Company’s practice is to disclose in the table above both the non-credit portion of the other-than-temporary impairment losses recognized in other comprehensive income and any subsequent changes in the fair value of those debt securities, which could result in a net unrealized gain.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Mortgage Loans on Real Estate, Securitization and Real Estate

As of December 31, 2009 and 2008, the carrying value, net of specific reserves, of commercial mortgage loans on real estate considered specifically reserved was $154.8 million and $39.9 million, respectively, for which a $36.4 million and $14.4 million specific reserve had been established, respectively. No specific reserve exists for collateral dependent commercial mortgage loans for which the fair value of the collateral is estimated to be greater than the carrying value.

The following table summarizes activity in the valuation allowance account for mortgage loans on real estate for the years ended December 31:

(in millions)	2009	2008	2007
Allowance, beginning of period	$42.4	$24.8	$36.0
Net change in allowance	35.0	17.6	(11.2)

Allowance, end of period	$77.4	$42.4	$24.8

The Company has securitized commercial mortgage loans on real estate to third parties. The Company, as the transferor, has continuing involvement in these loans which consists of receiving servicing fees on loans which the Company has transferred.

The Company did not participate in any securitization arrangements during the years ended December 31, 2009 and 2008. The Company received $0.6 million, during the years ended December 31, 2009 and 2008, in servicing fees related to financial assets where there is a continuing involvement from the securitization of commercial mortgage loans on real estate. During 2007, the Company received proceeds of $928.0 million from the securitization of commercial mortgage loans on real estate to third parties, experienced realized losses of $7.3 million on these loans, and received $0.7 million in servicing fees related to loans securitized in 2007 and before.

The Company provided a representations and warranties letter to the transferee for each securitization arrangement. If it is found that the Company has made a misrepresentation, it could be required to provide financial support to the transferee or its beneficial interest holders. For the years ended December 31, 2009, 2008 and 2007, the Company was not required to provide any financial or other support that it was not previously contractually required to provide to the transferee or its beneficial interest holders.

Real estate held for use was $1.8 million and $9.8 million as of December 31, 2009 and 2008, respectively. These assets are carried at cost less accumulated depreciation, which was $0.4 million and $2.1 million as of December 31, 2009 and 2008, respectively. The carrying value of real estate held for sale was $7.1 million and $6.8 million as of December 31, 2009 and 2008, respectively.

Securities Lending

The Company, through an agent, lends certain portfolio holdings and in turn receives cash collateral with the objective of increasing the yield on its investments. The cash collateral is invested in high-quality, short-term and long-term investments. The Company’s policy requires the maintenance of collateral of a minimum of 102% of the fair value of the securities loaned. Net returns on the investments, after payment of a rebate to the borrower, are shared between the Company and its agent. Both the borrower and the Company can request or return the loaned securities at any time. The Company maintains ownership of the loaned securities at all times and is entitled to receive from the borrower any payments for interest or dividends received on such securities during the loan term. The Company recognizes loaned securities as part of its investments available-for-sale. The Company also recognizes the short-term and other long-term investments acquired with the cash collateral and its obligation to return such collateral to the borrower in short-term investments and fixed maturity securities and other liabilities, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

As of December 31, 2009 and December 31, 2008, the Company had received $41.4 million and $419.9 million, respectively, of cash collateral on securities lending. The Company had not received any non-cash collateral on securities lending as of December 31, 2009 and December 31, 2008. As of December 31, 2009 and December 31, 2008, the Company had loaned securities with a fair value of $40.0 million and $407.1 million, respectively.

Assets on Deposit, Held in Trust and Pledged as Collateral

Fixed maturity securities with an amortized cost of $19.2 million and $28.0 million were on deposit with various regulatory agencies as required by law as of December 31, 2009 and 2008, respectively,. These securities continue to be included in fixed maturity securities on the consolidated balance sheets.

Net Investment Income

The following table summarizes net investment income from continuing operations by investment type for the years ended December 31:

(in millions)	2009	2008	2007
Securities available-for-sale:
Fixed maturity securities	$1,465.1	$1,477.3	$1,518.5
Equity securities	1.9	5.3	5.0
Mortgage loans on real estate	445.4	497.1	554.1
Short-term investments	6.4	16.8	31.2
Other	17.0	(75.1)	152.0

Gross investment income	1,935.8	1,921.4	2,260.8
Less investment expenses	56.7	56.7	68.6

Net investment income	$1,879.1	$1,864.7	$2,192.2

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Net Realized Investment Gains and Losses

The following table summarizes net realized investment gains (losses) from continuing operations by source for the years ended December 31:

(in millions)	2009	2008	2007
Total net derivatives gains (losses)1,2	399.8	(330.3)	(55.9)
Total realized gains on sales	191.7	40.2	93.3
Total realized losses on sales	(112.8)	(40.7)	(85.2)
Valuation (losses) gains3	(20.7)	(55.8)	1.9
Other	(4.2)	38.8	(1.3)

Net realized investment gains (losses)	$453.8	$(347.8)	$(47.2)

1
Includes gains of $413.6 million and losses of $500.7 million, and $26.7 million on derivatives and embedded derivatives associated with living benefit contracts for the years ended December 31, 2009, 2008, and 2007, respectively.

2
Includes losses of $171.8 million and gains of $109.4 million on derivatives associated with death benefit contracts for the years ended December 31, 2009 and 2008, respectively. There were no material gains or losses on derivatives associated with death benefit contracts during 2007.

3	Includes valuation of trading securities, mark-to-market valuation of mortgage loans held for sale, and changes in the valuation allowance not related to specific mortgage loans on real estate.
Proceeds from the sale of securities available-for-sale during 2009, 2008 and 2007 were $4.21 billion, $4.31 billion and $4.98 billion, respectively. During 2009 and 2008, gross gains of $189.0 million and $35.7 million, respectively, and gross losses of $70.3 million and $25.3 million, respectively, were realized on those sales.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Other-Than-Temporary and Other Investment Impairment Losses

The following table summarizes other-than-temporary impairments for the years ended December 31:

(in millions)	Gross	Included in OCI	Net
2009:
Fixed maturity securities1	$906.8	$(417.5)	$489.3
Equity securities	7.1	—	7.1
Mortgage loans	71.8	—	71.8
Other	6.4	—	6.4

Total other-than-temporary impairment losses	$992.1	$(417.5)	$574.6

		2008	2007
Total Impairments:
Fixed maturity securities1		$1,052.2	$108.5
Equity securities		60.2	—
Mortgage loans		14.6	4.1
Other		3.7	5.1

Total other-than-temporary impairment losses		$1,130.7	$117.7

1
Declines in the creditworthiness of the issuer of hybrid securities with both debt and equity-like features requires the use of the equity model in analyzing the security for other-than-temporary impairment. For the year ended December 31, 2009, the Company recognized $167.6 million in other-than-temporary impairments related to these securities compared to $89.5 million and none for the years ended December 31, 2008 and 2007, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table summarizes the cumulative amounts related to the Company’s credit loss portion of the other-than-temporary-impairment losses on debt securities held as of December 31, 2009 that the Company does not intend to sell and it is not more likely than not that the Company will be required to sell the security prior to recovery of the amortized cost basis and for which the non-credit portion of the loss is included in other comprehensive income:

(in millions)
Cumulative credit loss as of January 1, 20091	$507.5
New credit losses	168.4
Incremental credit losses2	71.9

Subtotal	747.8
Less:
Losses related to securities included in the beginning balance sold or paid down during the period	(267.3)
Losses related to securities included in the beginning balance for which there was a change in intent3	(63.1)
Increases in cash flows expected to be collected for securities included in the beginning balance	—

Cumulative credit loss as of December 31, 20091	$417.4

1
The cumulative credit loss amount excludes other-than-temporary-impairment losses on securities held as of the periods indicated that the Company intends to sell or it is more likely than not that the Company will be required to sell the security before the recovery of the amortized cost basis.

2	On securities included in the beginning balance.

3
Securities for which a credit-related other-than-temporary impairment loss was previously recorded that the Company now intends to sell or is more likely than not it will be required to sell before recovery of the amortized cost basis and has transferred the non-credit portion of loss previously recorded in other comprehensive income to earnings during the period. Also includes hybrid securities that had previously been evaluated for other-than-temporary impairment based on the criteria as a debt security, but in the current period are evaluated as an equity security due to declines in the creditworthiness of the issuer.

(7)	Deferred Policy Acquisition Costs
During the fourth quarter of 2009, the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters for the prescribed period, which primarily was driven by the continued market recovery and favorable market performance compared to assumed net separate account returns. Accordingly, the Company recalculated DAC using revised best estimate assumptions, which resulted in a increase in DAC and other related balances, including sales inducement assets, and an decrease in DAC amortization and other related balances of $218.5 million pre-tax in the Individual Investments segment. The Company used the reversion to the mean process with the anchor date that was reset during the second quarter 2007 unlocking as described below. The Company evaluated the assumed separate account performance level over the next three years and determined that the assumptions inherent in the reversion period were reasonable. The annual net separate account growth rate for the mean reversion period is 15%, the maximum rate under the Company’s parameters.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

During the second quarter of 2009, the Company conducted its annual comprehensive review of model assumptions used to project DAC and other related balances, including sales inducement assets, VOBA and unearned revenue reserves. The review covered all assumptions including mortality, lapses, expenses and general and separate account returns. As a result of this review, certain assumptions were unlocked (DAC unlock). The unlocked assumptions primarily related to lower expected investment spreads and separate account returns across all segments.

The pre-tax positive (negative) impact on the Company’s assets and liabilities as a result of the unlocking of assumptions during 2009 was as follows:

(in millions)	DAC	VOBA	Unearned Revenue Reserves	Sales Inducement Assets	Total
Segment:
Individual Investments	$191.9	$—	$—	$10.9	$202.8
Retirement Plans	(8.2)	—	—	—	(8.2)
Individual Protection	(43.9)	(13.2)	10.9	—	(46.2)

Total	$139.8	$(13.2)	$10.9	$10.9	$148.4

During the fourth quarter of 2008, the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters, which primarily was driven by continued unfavorable market performance compared to assumed net separate account returns. Management made a determination that it was not reasonably possible to get back within the preset parameters during the remaining prescribed period. Accordingly, the Company recalculated DAC using revised best estimate assumptions, which resulted in a decrease in DAC and an increase in DAC amortization and other related balances of $243.1 million pre-tax in the Individual Investments segment. The Company used the reversion to the mean process with the anchor date that was reset during the second quarter 2007 unlocking as described below. The Company evaluated the assumed separate account performance level over the next three years and determined that the assumptions inherent in the reversion period were reasonable. The annual net separate account growth rate for the mean reversion period is 15%, the maximum rate under the Company’s parameters.

During the third quarter of 2008, the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters for the prescribed period, which primarily was driven by unfavorable market performance compared to the assumed net separate account returns. Accordingly, the Company recalculated DAC using revised best estimate assumptions, which resulted in a decrease in DAC and an increase in DAC amortization and other related balances totaling $177.2 million pre-tax in the Individual Investments segment.

At the end of the second quarter of 2008, the Company determined as part of its comprehensive annual study of assumptions that certain assumptions should be unlocked. The unlocked assumptions primarily related to lapse and spread assumptions in the Individual Investments segment, the assumed growth rate on deposits per contract in the Retirement Plans segment, and mortality and lapse assumptions in the Individual Protection segment.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The pre-tax positive (negative) impact on the Company’s assets and liabilities as a result of the unlocking of assumptions during the year ended December 31, 2008 was as follows:

(in millions)	DAC	VOBA	Unearned Revenue Reserves	Sales Inducement Assets	Total
Segment:
Individual Investments	$(429.1)	$(2.6)	$—	$(0.6)	$(432.3)
Retirement Plans	(2.3)	—	—	—	(2.3)
Individual Protection	(2.8)	7.5	3.2	—	7.9

Total	$(434.2)	$4.9	$3.2	$(0.6)	$(426.7)

During the second quarter of 2007, the Company conducted its annual comprehensive review of model assumptions used to project DAC and other related balances, including sales inducement assets, VOBA, unearned revenue reserves, and guaranteed minimum death and income benefit reserves. This review included all assumptions, including expected separate account investment returns during the three-year reversion period, lapse rates, mortality and expenses. The Company determined as part of this annual review that the overall separate account returns were expected to exceed previous estimates due to favorable financial market trends. Additionally, while the Company estimated that the overall profitability of its variable products had improved, it expected the long-term net growth in separate account investment performance to moderate.

Accordingly, the second quarter 2007 unlocking process included changes in several assumptions, including assumptions affecting net separate account investment performance. This unlocking resulted in a net increase in DAC and a benefit to DAC amortization and other related balances totaling $216.5 million pre-tax. First, the Company reset the anchor date for its reversion to the mean calculations, which increased the annual net separate account growth rate to 7% during the first three years of the projection period from 0% (which was the rate of return for the three-year reversion period required from the previous anchor date). Second, as a result of its current analysis, including its evaluation of ongoing trends and expectations regarding financial market performance, the Company unlocked and reset its long-term assumption for net separate account growth rates to 7% from 8%. This decreased the net separate account growth rate by 1% to 7% for all years subsequent to the three-year reversion period. The combination of resetting these two factors resulted in a $161.9 million increase in DAC and benefit to DAC amortization and other related balances. The impact of changing the annual net separate account growth rate from 0% to 7% during the three-year reversion period had a much larger effect on the DAC balance when compared to the 1% incremental change in the long-term assumption for net separate account investment performance. The remainder of the increase in DAC and benefit to DAC amortization and other related balances resulting from the DAC unlocking process primarily was related to the recorded balance of individual variable annuity DAC falling outside the Company’s preset parameters for the prescribed period, which was driven by favorable market performance in excess of the assumed net separate account returns. Accordingly, the Company recalculated DAC using revised best estimate assumptions, which resulted in a $78.8 million increase in DAC and benefit to DAC amortization and other related balances. This was partially offset by a $24.2 million decrease in DAC and increase in DAC amortization and other related balances due to increasing estimated lapse rates for fixed annuity and BOLI products.

During the second quarter of 2007, the Company added a new feature to its existing GLWB rider, Lifetime Income (L.inc). This new feature resulted in a substantial change in the existing contracts and, therefore, an extinguishment of the DAC associated with those contracts pursuant to the American Institute of Certified Public Accountants’ Statement of Position 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts. As a result, the Company eliminated existing DAC and other related balances resulting in a $135.0 million pre-tax charge.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The pre-tax positive (negative) impact on the Company’s assets and liabilities as a result of the unlocking of these assumptions during the second quarter of 2007 was as follows:

(in millions)	DAC	VOBA	Unearned Revenue Reserves	Sales Inducement Assets	Total
Segment:
Individual Investments	$(208.9)	$—	$—	$12.5	$(196.4)
Retirement Plans	(10.5)	—	—	—	(10.5)
Individual Protection	(16.4)	5.1	1.7	—	(9.6)

Total	$(235.8)	$5.1	$1.7	$12.5	$(216.5)

The following table presents a reconciliation of DAC for the years ended December 31:

(in millions)	2009	2008
Balance at beginning of period	$4,523.8	$4,095.6
Capitalization of DAC	513.0	587.6
Amortization of DAC, excluding unlocks	(605.4)	(257.4)
Amortization of DAC, related to unlocks	139.8	(434.2)
Adjustments to DAC related to unrealized gains and losses on securities available-for-sale and other	(588.1)	532.2

Balance at end of period	$3,983.1	$4,523.8

(8)	Value of Business Acquired and Other Intangible Assets
The following table presents a reconciliation of VOBA for the years ended December 31:

(in millions)	2009	2008
Balance at beginning of period	$334.0	$354.8
Amortization of VOBA	(49.4)	(31.4)
Net realized losses on investments	1.7	1.9
Other	—	0.5

Subtotal	286.3	325.8
Change in unrealized (loss) gain on available-for-sale securities	(9.4)	8.2

Balance at end of period	$276.9	$334.0

Interest on the unamortized VOBA balance (at interest rates ranging from 4.50% to 7.56%) is included in amortization and was $20.1 million, $22.4 million and $24.8 million during the years ended December 31, 2009, 2008 and 2007, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table summarizes intangible assets as of December 31:

(in millions)	Initial useful life1	2009		2008
		Gross carrying amount	Accumulated amortization	Gross carrying amount	Accumulated amortization
Amortizing:
VOBA	28 years	$594.9	$318.0	$594.9	$270.5
Distribution forces	20 years	7.0	7.0	7.0	1.3

Total intangible assets		$601.9	$325.0	$601.9	$271.8

1	The initial useful life was based on applicable assumptions. Actual periods are subject to revision based on variances from assumptions and other relevant factors.
During the fourth quarter of 2009, the Company recorded a $5.4 million pre-tax impairment charge on intangible assets associated with the NFN retirement services distribution channel.

During 2009, the Company fully amortized intangible assets related to NLICA and NLACA state insurance licenses, which resulted in a $7.8 million pre-tax charge. The state insurance licenses had indefinite useful lives and were not previously amortized. Due to the merger with NLIC and NLAIC, respectively, on December 31, 2009, the NLICA and NLACA state insurance licenses are no longer required as the surviving entities have the required state insurance licenses to conduct business on existing NLICA and NLACA products. The Company will surrender the state insurance licenses back to each state. See Note 1 for a description of the merger transaction between these entities.

During 2008, the Company recorded a $19.7 million pre-tax impairment charge on career agency force and independent agency force intangible assets associated with its plan to exit the NFN professional consulting group sales channel and selling arrangement changes for the independent agency force.

The Company’s annual impairment testing performed as of June 30, did not result in material impairment losses on intangible assets during 2009, 2008 and 2007.

Based on current assumptions, which are subject to change, the following table summarizes estimated amortization for the next five years ended December 31:

(in millions)	VOBA
2010	$28.8
2011	24.2
2012	21.9
2013	19.4
2014	16.0

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(9)	Goodwill
The following table summarizes changes in the carrying value of goodwill by segment for the years indicated:

(in millions)	Retirement Plans	Individual Protection	Total
Balance as of December 31, 2007	$25.4	$174.4	$199.8
Adjustments	—	—	—

Balance as of December 31, 2008	25.4	174.4	199.8
Adjustments	—	—	—

Balance as of December 31, 2009	$25.4	$174.4	$199.8

The Company’s 2009 annual impairment testing did not result in any impairments on existing goodwill. As of the 2009 annual impairment testing, the fair value of the reporting units with goodwill was in excess of the carrying value. The goodwill balances as of 12/31/09 have not been previously impaired.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(10)	Closed Block
The amounts shown in the following tables for assets, liabilities, revenues and expenses of the closed block are those that enter into the determination of amounts that are to be paid to policyholders.

The following table summarizes financial information for the closed block as of December 31:

(in millions)	2009	2008
Liabilities:
Future policyholder benefits	$1,818.0	$1,844.2
Policyholder funds and accumulated dividends	142.9	142.7
Policyholder dividends payable	28.7	31.7
Policyholder dividend obligation	48.7	(62.2)
Other policy obligations and liabilities	13.8	9.2

Total liabilities	2,052.1	1,965.6

Assets:
Fixed maturity securities available-for-sale, at estimated fair value	1,236.2	1,082.1
Mortgage loans on real estate	263.2	294.8
Policy loans	190.5	197.9
Other assets	135.4	152.3

Total assets	1,825.3	1,727.1

Excess of reported liabilities over assets	226.8	238.5

Portion of above representing other comprehensive income:
Increase (decrease) in unrealized gain on fixed maturity securities available-for-sale	90.8	(88.6)
Adjustment to policyholder dividend obligation	(90.8)	88.6

Total	—	—

Maximum future earnings to be recognized from assets and liabilities	$226.8	$238.5

Other comprehensive income:
Fixed maturity securities available-for-sale:
Fair value	$1,236.2	$1,082.1
Amortized cost	1,252.6	1,157.0
Shadow policyholder dividend obligation	(16.4)	74.9

Net unrealized appreciation	$—	$—

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table summarizes closed block operations for the years ended December 31:

(in millions)	2009	2008	2007
Revenues:
Premiums	$89.6	$92.9	$95.7
Net investment income	105.6	108.9	102.5
Realized investment gains (losses)	1.8	(40.9)	(1.5)
Realized (losses) gains credited to to policyholder benefit obligation	(5.8)	36.9	(2.5)

Total revenues	191.2	197.8	194.2

Benefits and expenses:
Policy and contract benefits	132.9	131.1	136.4
Change in future policyholder benefits and interest credited to policyholder accounts	(24.4)	(17.4)	(19.3)
Policyholder dividends	59.2	62.9	61.1
Change in policyholder dividend obligation	4.4	2.6	(3.6)
Other expenses	1.1	1.2	1.2

Total benefits and expenses	173.2	180.4	175.8

Total revenues, net of benefits and expenses, before federal income tax expense	18.0	17.4	18.4
Federal income tax expense	6.3	6.1	6.4

Revenues, net of benefits and expenses and federal income tax expense	$11.7	$11.3	$12.0

Maximum future earnings from assets and liabilities:
Beginning of period	$238.5	$249.8	$261.8
Change during period	(11.7)	(11.3)	(12.0)

End of period	$226.8	$238.5	$249.8

Cumulative closed block earnings from inception through December 31, 2009 and 2008 were higher than expected as determined in the actuarial calculation. Therefore, policyholder dividend obligations (excluding the adjustment for unrealized gains on available-for-sale securities) were $32.3 million and $12.7 million as of December 31, 2009 and 2008, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(11)	Variable Contracts
The Company issues traditional variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder. The Company also issues non-traditional variable annuity contracts in which the Company provides various forms of guarantees to benefit the related contractholders. The Company provides five primary guarantee types under non-traditional variable annuity contracts: (1) guaranteed minimum death benefits (GMDB); (2) GMAB; (3) guaranteed minimum income benefits (GMIB); (4) GLWB; and (5) a hybrid guarantee with GMAB and GLWB.

The GMDB provides a specified minimum return upon death. Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract and a second death benefit paid upon the survivor’s death. The Company has offered six primary GMDB types:

•
Return of premium – provides the greater of account value or total deposits made to the contract less any partial withdrawals and assessments, which is referred to as “net premiums.” There are two variations of this benefit. In general, there is no lock in age for this benefit. However, for some contracts the GMDB reverts to the account value at a specified age, typically age 75.

•
Reset – provides the greater of a return of premium death benefit or the most recent five-year anniversary (prior to lock-in age) account value adjusted for withdrawals. For most contracts, this GMDB locks in at age 86 or 90, and for others the GMDB reverts to the account value at age 75, 85, 86 or 90.

•
Ratchet – provides the greater of a return of premium death benefit or the highest specified “anniversary” account value (prior to age 86) adjusted for withdrawals. Currently, there are three versions of ratchet, with the difference based on the definition of anniversary: monthaversary – evaluated monthly; annual – evaluated annually; and five-year – evaluated every fifth year.

•
Rollup – provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated at generally 5% simple interest up to the earlier of age 86 or 200% of adjusted premiums. There are two variations of this benefit: for certain contracts, this GMDB locks in at age 86, and for others the GMDB reverts to the account value at age 75.

•	Combo – provides the greater of annual ratchet death benefit or rollup death benefit. This benefit locks in at either age 81 or 86.

•
Earnings enhancement – provides an enhancement to the death benefit that is a specified percentage of the adjusted earnings accumulated on the contract at the date of death. There are two versions of this benefit: (1) the benefit expires at age 86, and a credit of 4% of account value is deposited into the contract; and (2) the benefit does not have an end age, but has a cap on the payout and is paid upon the first death in a spousal situation. Both benefits have age limitations. This benefit is paid in addition to any other death benefits paid under the contract.

The GMAB, offered in the Company’s Capital Preservation Plus contract rider, is a living benefit that provides the contractholder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years) selected by the contractholder at the issuance of the variable annuity contract. In some cases, the contractholder also has the option, after a specified time period, to drop the rider and continue the variable annuity contract without the GMAB. In general, the GMAB requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy.

The GLWB, offered in the Company’s L.inc, is a living benefit that provides for enhanced retirement income security without the liquidity loss associated with annuitization. The withdrawal rates vary based on the age when withdrawals begin and are applied to a benefit base to determine the guaranteed lifetime income amount available to a contractholder. The benefit base is equal to the variable annuity premium at contract issuance and may increase as a result of a ratchet feature that is driven by account performance and a roll-up feature that is driven by policy duration.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The GMIB is a living benefit that provides the contractholder with a guaranteed annuitization value. The GMIB types are:

•	Ratchet – provides an annuitization value equal to the greater of account value, net premiums or the highest one-year anniversary account value (prior to age 86) adjusted for withdrawals.

•
Rollup – provides an annuitization value equal to the greater of account value and premiums adjusted for withdrawals accumulated at 5% compound interest up to the earlier of age 86 or 200% of adjusted premiums.

•	Combo – provides an annuitization value equal to the greater of account value, ratchet GMIB benefit or rollup GMIB benefit.
In January 2009, the Company decided to simplify its living benefit guarantees and only offer L.inc on new sales.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

All GMAB contracts with the hybrid GMAB/GLWB rider are included with GMAB contracts in the following tables. The following table summarizes the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees invested in both general and separate accounts as of December 31 (a contract may contain multiple guarantees):

	2009					2008
(in millions)	General account value	Separate account value	Total account value	Net amount at risk1	Wtd. avg. attained age	General account value	Separate account value	Total account value	Net amount at risk1	Wtd. avg. attained age
GMDB:
Return of premium	$728.8	$5,859.6	$6,588.4	$99.5	61	$912.1	$5,082.2	$5,994.3	$440.6	60
Reset	1,622.4	12,406.1	14,028.5	899.5	64	2,282.3	10,259.8	12,542.1	2,477.7	64
Ratchet	1,181.3	13,835.5	15,016.8	1,772.4	67	1,877.7	10,545.7	12,423.4	3,775.3	67
Rollup	41.8	258.7	300.5	17.7	73	48.5	241.9	290.4	25.9	72
Combo	229.1	1,577.3	1,806.4	325.6	69	306.0	1,398.1	1,704.1	621.2	69

Subtotal	3,803.4	33,937.2	37,740.6	3,114.7	65	5,426.6	27,527.7	32,954.3	7,340.7	65
Earnings enhancement	16.5	373.4	389.9	19.6	64	28.1	305.4	333.5	7.2	63

Total - GMDB	$3,819.9	$34,310.6	$38,130.5	$3,134.3	65	$5,454.7	$27,833.1	$33,287.8	$7,347.9	65

GMAB2:
5 Year	$383.0	$2,639.8	$3,022.8	$171.5	N/A	$607.0	$2,260.6	$2,867.6	$499.0	N/A
7 Year	393.6	2,151.9	2,545.5	180.4	N/A	451.6	1,814.3	2,265.9	482.9	N/A
10 Year	70.2	684.6	754.8	39.5	N/A	80.2	597.7	677.9	132.2	N/A

Total - GMAB	$846.8	$5,476.3	$6,323.1	$391.4	N/A	$1,138.8	$4,672.6	$5,811.4	$1,114.1	N/A

GMIB3:
Ratchet	$16.3	$242.0	$258.3	$0.3	N/A	$16.2	$228.5	$244.7	$5.6	N/A
Rollup	46.6	625.6	672.2	0.4	N/A	47.1	612.4	659.5	1.3	N/A
Combo	—	0.2	0.2	—	N/A	—	0.1	0.1	—	N/A

Total - GMIB	$62.9	$867.8	$930.7	$0.7	N/A	$63.3	$841.0	$904.3	$6.9	N/A

GLWB:
L.inc	$229.7	$7,056.7	$7,286.4	$67.3	N/A	$72.4	$3,248.4	$3,320.8	$571.5	N/A
Porfolio income insurance	—	20.7	20.7	—	N/A	—	—	—	—	N/A

Total - GLWB	$229.7	$7,077.4	$7,307.1	$67.3	N/A	$72.4	$3,248.4	$3,320.8	$571.5	N/A

1
Net amount at risk is calculated on a seriatim basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit). As it relates to GMIB, net amount at risk is calculated as if all policies were eligible to annuitize immediately, although all GMIB options have a waiting period of at least 7 years from issuance.

2	GMAB contracts with the hybrid GMAB/GLWB rider had account values of $5.32 billion and $4.59 billion as of December 31, 2009 and 2008, respectively.

3	The weighted average period remaining until expected annuitization is not meaningful and has not been presented because there is currently no material GMIB exposure.
Net amount at risk is highly sensitive to changes in financial market movements. See Note 5, Derivatives Not Qualifying for Hedge Accounting – Equity Market Risk Management, for a discussion of the Company’s risk management practices with respect to financial market exposure.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table summarizes account balances of variable annuity contracts that were invested in separate accounts as of December 31:

(in millions)	2009	2008
Mutual funds:
Bond	$4,920.2	$4,370.3
Domestic equity	24,598.8	18,676.2
International equity	3,046.9	2,421.4

Total mutual funds	32,565.9	25,467.9
Money market funds	1,473.4	2,146.4

Total	$34,039.3	$27,614.3

The following table summarizes the reserve balances, net of reinsurance, for variable annuity contracts with guarantees as of December 31:

(in millions)	2009	2008
Living benefit riders	$265.9	$1,698.0
GMDB	67.0	193.4
GMIB	3.1	5.5

The Company’s living benefit riders represent an embedded derivative in a variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivatives are carried at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivative incorporate numerous assumptions including, but not limited to, expectations of contractholder persistency, contractholder withdrawal patterns, risk neutral market returns, correlations of market returns and market return volatility. As of December 31, 2009 and 2008, the net balance of the embedded derivatives for living benefits was a liability of $265.9 million and a liability of $1.70 billion, respectively. The GLWB component of living benefit riders was immaterial in 2009 and $699.9 million in 2008, respectively.

The Company’s incurred and paid amounts for living benefit features were immaterial for the years ended December 31, 2009 and 2008. The incurred and paid amounts were immaterial for 2008. The Company does not expect any meaningful level of claims under the living benefit features for several years and believes the impact of claims is expected to be mitigated by its economic hedging program.

During the year ended December 31, 2009, the Company recorded net realized investment gains on living benefit embedded derivatives and related economic hedging gains of $413.6 million. These gains were comprised of $1.50 billion of net realized investment gains on living benefit embedded derivatives and $1.08 billion of related economic hedging losses. The net realized investment gains on living benefit embedded derivatives primarily resulted from higher interest rates, lower volatility assumptions and an increase to the nonperformance component of the discount rate. The increase in net realized investment gains on embedded derivatives increased amortization of DAC by $389.6 million in 2009 compared to 2008, which is included in the Corporate and Other segment.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The Company’s GMDB claim reserves are determined by estimating the expected value of death benefits on contracts that trigger a policy benefit and recognizing the excess ratably over the accumulation period based on total expected assessments. GMIB claim reserves are determined each period by estimating the expected value of annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments. The Company regularly evaluates its GMDB and GMIB claim reserve estimates and adjusts the additional liability balances as appropriate, with a related charge or credit to other benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in calculating GMIB claim reserves are consistent with those used for calculating GMDB claim reserves. In addition, the calculation of GMIB claim reserves assumes benefit utilization ranges from a low of 3% when the contractholder’s annuitization value is at least 10% in the money to 100% utilization when the contractholder is 90% or more in the money.

The Company’s incurred and paid amounts for GMDBs were $132.4 million for the year ended December 31, 2009 compared to $67.1 million for the year ended December 31, 2008.

The following assumptions and methodology were used to determine the GMDB claim reserves as of December 31, 2009 and 2008:

•
Data used was based on a combination of historical numbers and future projections generally involving 250 and 50 probabilistically generated economic scenarios as of December 31, 2009 and 2008, respectively

•	Mean gross equity performance – 10.4% and 8.1% as of December 31, 2009 and 2008, respectively

•	Equity volatility – 18.0% and 18.7% as of December 31, 2009 and 2008, respectively

•	Mortality – 91% of Annuity 2000 Basic table for males, 101% for females as of December 31, 2009; and 100% of Annuity 2000 tables as of December 31, 2008

•	Asset fees – equivalent to mutual fund and product loads

•	Discount rate – approximately 7.0%
Lapse rate assumptions vary by duration as shown below:

December 31, 2009 Duration (years)	1	2	3	4	5	6	7	8	9	10+

Minimum	1.0%	2.0%	2.5%	3.0%	5.0%	6.0%	7.0%	7.0%	10.0%	10.0%
Maximum	3.5%	2.0%	4.0%	4.5%	35.0%	40.0%	18.5%	32.5%	32.5%	18.5%

December 31, 2008 Duration (years)	1	2	3	4	5	6	7	8	9	10+

Minimum	1.0%	2.0%	2.0%	3.0%	4.5%	6.0%	7.0%	7.0%	11.5%	11.5%
Maximum	1.5%	2.5%	4.0%	4.5%	40.0%	41.5%	21.5%	35.0%	35.0%	18.5%
The Company’s incurred and paid amounts for GMIBs were $7.2 million for the years ended December 31, 2009. The incurred and paid amounts were immaterial for 2008.

The Company did not transfer assets from the general account to the separate account for any of its variable annuity contracts during the years ended December 31, 2009 and 2008.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table summarizes account balances of variable universal life insurance contracts that were invested in separate accounts as of December 31:

(in millions)	2009	2008
Mutual funds:
Bond	$452.8	$412.7
Domestic equity	2,996.3	2,459.5
International equity	416.9	334.6

Total mutual funds	3,866.0	3,206.8
Money market funds	257.0	295.0

Total	$4,123.0	$3,501.8

(12)	Short-Term Debt
The following table summarizes short-term debt as of December 31:

(in millions)	2009	2008
$800.0 million commercial paper program	$150.0	$149.9
$350.0 million securities lending program facility	—	99.8

Total short-term debt	$150.0	$249.7

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. This is an uncommitted facility contingent on the liquidity of the securities lending program. The borrowing facility was established to fund commercial mortgage loans that were originated with the intent of sale through securitization. The maximum amount available under the agreement is $350.0 million. The borrowing rate on this program is equal to one-month U.S. London Interbank Offered Rate (LIBOR). On July 31, 2009, the Company paid down the $99.7 million principal balance on the securities lending program facility. The Company had no amounts outstanding under this agreement as of December 31, 2009 compared to $99.8 million as of December 31, 2008.

The Company has available as a source of funds a $1.00 billion revolving credit facility entered into by NFS, NLIC and NMIC with a maturity of May 13, 2010. The facility provides for several and not joint liability with respect to any amount drawn by any party. The facility contains covenants, including, but not limited to, requirements that NMIC maintain statutory surplus in excess of $5.30 billion, the Company’s debt not exceed 40% of tangible net worth, as defined, and that NLIC maintain statutory surplus in excess of $1.67 billion. A breach by any borrower of the financial covenants will impact the availability of the line for the other borrowers and may accelerate payment. NMIC had no amounts outstanding under this agreement as of December 31, 2009. NLIC also has an $800.0 million commercial paper program and rating agency guidelines recommend that NLIC maintain minimum liquidity backup, which includes cash and liquid assets as well as committed bank lines, equal to 50% of any amounts outstanding under the commercial paper program. Therefore, availability under the aggregate $1.00 billion credit facility is reduced by the amount outstanding in excess of available cash and liquid assets. NLIC had $150.0 million of commercial paper outstanding at December 31, 2009 at a weighted average interest rate of 0.29% and $149.9 million outstanding at December 31, 2008 at a weighted average interest rate of 2.07%.

The Company paid interest on short-term debt totaling $1.3 million, $8.3 million, and $15.0 million in 2009, 2008 and 2007, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(13)	Long-Term Debt
The following table summarizes surplus notes payable to NFS as of December 31:

(in millions)	2009	2008
8.15% surplus note, due June 27, 2032	$300.0	$300.0
7.50% surplus note, due December 17, 2031	300.0	300.0
6.75% surplus note, due December 23, 2033	100.0	100.0

Total long-term debt	$700.0	$700.0

The Company made interest payments to NFS on surplus notes totaling $53.7 million in 2009, 2008 and 2007. Payments of interest and principal under the notes require the prior approval of the Ohio Department of Insurance (ODI).

On September 30, 2009, the Company sold NLICA, a 5.75%, $200.0 million surplus note maturing on September 30, 2010. Due to the merger of NLICA with and into the Company on December 31, 2009, the note was redeemed, in whole, by the Company at a redemption price equal to 100% of the aggregate principal amount outstanding plus accrued interest.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(14)	Federal Income Taxes
Effective January 1, 2009, pursuant to the merger agreement dated August 6, 2008 whereby NMIC and its affiliates purchased all of the NFS common stock they did not already own, Nationwide Corporation will own more than 80% of the value of NFS, meeting the requirements for NFS to join the NMIC consolidated federal income tax return. However, the life insurance company subsidiaries will not be eligible to join the NMIC consolidated federal income tax return until 2014. NFS will file a one day life/non-life, federal income tax return (January 1, 2009) with all of its downstream subsidiaries.

The following table summarizes the tax effects of temporary differences that give rise to significant components of the net deferred tax asset (liability) as of December 31:

(in millions)	2009	2008
Deferred tax assets:
Future policy benefits and claims	$1,108.5	$955.6
Securities available-for-sale	—	809.2
Derivatives	62.6	229.7
Capital loss carryforward	102.8	—
Other	267.1	258.0

Gross deferred tax assets	1,541.0	2,252.5
Less valuation allowance	(23.7)	(23.7)

Deferred tax assets, net of valuation allowance	1,517.3	2,228.8

Deferred tax liabilities:
Deferred policy acquisition costs	(1,083.7)	(1,293.6)
Securities available-for-sale	(215.9)	—
Value of business acquired	(95.6)	(112.9)
Other	(96.9)	(168.3)

Gross deferred tax liabilities	(1,492.1)	(1,574.8)

Net deferred tax asset (liability)	$25.2	$654.0

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income taxes paid within the statutory carryback period can offset nearly all future deductible amounts. Because it is more likely than not that certain deferred tax assets will not be realized, the Company established a valuation allowance of $23.7 million, $23.7 million and $23.7 million as of December 31, 2009, 2008 and 2007, respectively. No additional valuation allowances are required to be recognized as the Company has prudent and feasible tax planning strategies that would, if necessary, be implemented to utilize deferred tax assets.

The Company’s current federal income tax (liability) asset was $(108.5) million and $132.1 million as of December 31, 2009 and 2008, respectively.

Total federal income taxes (refunded) paid were $(59.0) million, $(40.9) million, and $117.9 million during the years ended December 31, 2009, 2008 and 2007, respectively.

As of December 31, 2009, the Company has $293.7 million of capital loss carryforwards that can carry forward for five tax years and are expected to be fully utilized. In addition, the Company has $6.7 million in low income housing credit carryforwards which can be carried forward for twenty years. The Company expects that they will be fully utilized. The Company has $22.7 million in Alternative Minimum Tax (AMT) credit carryforwards, which can be carried forward until utilized. The Company expects to fully realize the AMT credits in the future.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table summarizes the federal income tax expense (benefit) attributable to income (loss) from continuing operations for the years ended December 31:

(in millions)	2009	2008	2007
Current	$165.0	$(130.8)	$108.0
Deferred	(117.1)	(403.0)	39.3

Federal income tax expense (benefit)	$47.9	$(533.8)	$147.3

Total federal income tax expense (benefit) differs from the amount computed by applying the U.S. federal income tax rate to income (loss) from continuing operations before federal income tax expense (benefit) as follows for the years ended December 31:

	2009		2008		2007
(dollars in millions)	Amount	%	Amount	%	Amount	%
Computed tax expense (benefit)	$107.3	35.0	$(497.4)	35.0	$220.2	35.0
DRD	(56.1)	(18.3)	(42.1)	3.0	(67.5)	(10.7)
Impact of noncontrolling interest	18.3	6.0	25.3	(1.8)	17.8	2.8
Tax credits	(21.4)	(7.0)	(25.8)	1.8	(22.3)	(3.6)
Other, net	(0.2)	(0.1)	6.2	(0.4)	(0.9)	(0.1)

Total	$47.9	15.6	$(533.8)	37.6	$147.3	23.4

During 2009, the Company recorded $8.7 million of net federal income tax expense adjustments primarily related to differences between the 2008 estimated tax liability and the amounts reported on the Company’s 2008 tax returns. These changes in estimates primarily were driven by the Company’s separate account dividends received deduction (DRD) and foreign tax credit.

During the third quarter of 2008, the Company refined its separate account DRD calculation and estimation process. As a result, the Company reduced its third quarter separate account DRD projection from a federal income tax benefit of $14.3 million to a $4.4 million benefit. This reduction in estimate primarily was driven by the assumptions used in the estimation process regarding future dividend income within the separate accounts. The assumptions used in the separate account DRD calculation are based on the Company’s best estimate of future events.

In addition, during 2008, the Company recorded $11.9 million of net federal income tax expense adjustments primarily related to differences between the 2007 estimated tax liability and the amounts expected to be reported on the Company’s 2007 tax returns when filed. These changes in estimates primarily were driven by the Company’s separate account DRD.

During 2007, the Company recorded $7.6 million of net federal income tax expense adjustments primarily related to differences between the 2006 estimated tax liability and the amounts the Company reported on its 2006 tax returns.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

A rollforward of the beginning and ending uncertain tax positions, including permanent and temporary differences, but excluding interest and penalties, is as follows:

(in millions)	2009	2008
Balance at beginning of period	$44.0	$8.8
Additions for current year tax positions	36.8	37.7
Additions for prior years tax positions	14.9	0.3
Reductions for prior years tax positions	(1.1)	(2.8)

Balance at end of period	$94.6	$44.0

The total amount of unrecognized tax benefits that, if recognized, would impact the effective tax rate on December 31, 2009, is $43.0 million.

The Company has included tax on permanent uncertain tax positions and interest and penalties on all uncertain tax positions in determining the potential impact on the effective tax rate above. An uncertain tax timing position may result in the acceleration of cash payments to the IRS, but will not impact the effective tax rate.

During the years ended December 31, 2009, and 2008, the Company incurred $0.2 million and $1.0 million in interest and penalties, respectively. The Company accrued $3.8 million and $2.2 million for the payment of interest and penalties at December 31, 2009 and 2008, respectively. Interest expense and any associated penalties are shown as income tax expense.

Management is not aware of any reasonable possibility of a significant increase or decrease to the total of the uncertain tax positions within the next 12 months.

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. With few exceptions, the Company is no longer subject to U.S. federal, state or local income tax examinations by tax authorities for years through 2002. The IRS recently completed an audit of the Company’s tax years 2003 through 2005. The statute remains open for these years as the Company completes the appeals process. See “Tax Matters” in Note 18 for more information on the Company’s tax years 2003 through 2005 audit and the related appeals process.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(15)	Shareholder’s Equity, Regulatory Risk-Based Capital, Statutory Results and Dividend Restrictions
Regulatory Risk-Based Capital

The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceeded the minimum risk-based capital requirements for all periods presented herein.

Statutory Results

The Company and its subsidiary are required to prepare statutory financial statements in conformity with the NAIC’s Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the applicable state department of insurance. Statutory accounting practices focus on insurer solvency and differ from GAAP materially. The principal differences include charging policy acquisition and certain sales inducement costs to expense as incurred, establishing future policy benefits and claims reserves using different actuarial assumptions, excluding certain assets from statutory admitted assets; and valuing investments and establishing deferred taxes on a different basis. The following tables summarize the statutory net income (loss) and statutory capital and surplus for the Company and its insurance subsidiary for the years ended December 31:

(in millions)	20091	2008	2007
Statutory net income (loss)
NLIC	$397.3	$(919.4)	$410.8
NLAIC	(61.1)	(90.3)	(4.0)

Statutory capital and surplus
NLIC	$3,129.6	$2,749.9	$2,599.9
NLAIC	213.5	122.6	256.6

1	Unaudited as of the date of this report.
On December 31, 2009, NLIC merged with its affiliate, NLICA, with NLIC as the surviving entity. In addition, NLIC’s subsidiary, NLAIC, merged with a subsidiary of NLICA, NLACA, effective as of December 31, 2009, with NLAIC as the surviving entity. See Note 2 (p) for details on the accounting treatment of this transaction.

NLIC received approval from the Ohio Department of Insurance (ODI) regarding the use of a permitted practice related to the statutory accounting provision for the admissibility of deferred tax assets as of December 31, 2008. The permitted practice modifies the practice prescribed by the NAIC by increasing the threshold for admissibility of deferred tax assets from 10% to 15% of statutory capital and surplus. The permitted practice resulted in an increase of NLIC’s estimated statutory surplus of $68.9 million as of December 31, 2008. The permitted practice had no impact on NLIC’s statutory net income. The benefits of this permitted practice was not considered by the Company when determining capital and surplus available for dividends during 2009.

In 2009, the NAIC adopted Statement of Statutory Accounting Principles No. 10R, Income Tax Revised – a temporary replacement of SSAP 10, which is similar to the ODI permitted practice adopted in 2008 with the exception of limiting capital and surplus available for dividends.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Dividend Restrictions

The payment of dividends by NLIC is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state. The State of Ohio insurance laws require Ohio-domiciled life insurance companies to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding 12 months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer for the prior year. NLIC’s statutory capital and surplus as of December 31, 2009 was $3.13 billion, and statutory net income for the year ended December 31, 2009 was $397.3 million. During the year ended December 31, 2009, NLIC did not pay any dividends to NFS during 2009. As of January 1, 2010, NLIC has the ability to pay dividends to NFS totaling $397.3 million upon providing prior notice to the ODI.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned surplus. Earned surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on NLIC’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its shareholder.

The Company currently does not expect such regulatory requirements to impair its ability to pay future operating expenses, interest and shareholder dividends.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Comprehensive Gain (Loss)

The Company’s other comprehensive income and loss includes net income (loss) and certain items that are reported directly within separate components of shareholder’s equity that are not recorded in net income.

The following table summarizes the Company’s other comprehensive gain (loss), before and after federal income tax expense (benefit), for the years ended December 31:

(in millions)	2009	2008	2007
Net unrealized losses on securities available-for-sale arising during the period:
Net unrealized gains (losses) before adjustments	$2,373.9	$(3,827.8)	$(273.1)
Net non-credit gains	38.4	—	—
Net adjustment to DAC	(584.9)	528.8	3.8
Net adjustment to VOBA	(9.4)	8.2	8.0
Net adjustment to future policy benefits and claims	(27.4)	127.8	5.9
Net adjustment to policyholder dividend obligation	(91.3)	88.7	2.2
Related federal income tax (expense) benefit	(594.8)	1,076.1	88.6

Net unrealized gains (losses)	1,104.5	(1,998.2)	(164.6)

Reclassification adjustment for net realized losses on securities available-for-sale realized during the period:
Net realized losses	388.2	1,102.1	105.0
Related federal income tax benefit	(135.9)	(385.7)	(36.8)

Net reclassification adjustment	252.3	716.4	68.2

Other comprehensive gain (loss) on securities available-for-sale	1,356.8	(1,281.8)	(96.4)

Accumulated net holding (losses) gains on cash flow hedges:
Unrealized holding (losses) gains	(4.1)	16.5	(17.2)
Related federal income tax benefit (expense)	1.5	(5.8)	6.0

Other comprehensive (loss) income on cash flow hedges	(2.6)	10.7	(11.2)

Other unrealized (losses) gains:
Net unrealized (losses) gains	(13.5)	7.4	(7.4)
Related federal income tax benefit (expense)	4.7	(2.5)	2.7

Other net unrealized (losses) gains	(8.8)	4.9	(4.7)

Unrecognized amounts on pension plans:
Net unrecognized amounts	—	(12.3)	1.0
Related federal income tax benefit (expense)	—	4.3	(0.4)

Other comprehensive (loss) income on unrecognized pension amounts	—	(8.0)	0.6

Total other comprehensive income (loss)	$1,345.4	$(1,274.2)	$(111.7)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The adjustments to DAC and VOBA represent the changes in amortization of DAC and VOBA that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required had such unrealized amounts been realized and the proceeds reinvested at then current market interest rates, which were lower than the then current effective portfolio rate.

The adoption of guidance impacting FASB ASC 320-10, Investments – Debt and Equity Securities resulted in a cumulative-effect adjustment of $235.0 million, net of taxes, to reclassify the non-credit component of previously recognized other-than-temporary impairment losses from the beginning balance of retained earnings to AOCI.

Adjustments for net realized gains and losses on the ineffective portion of cash flow hedges were immaterial during the years ended December 31, 2009, 2008 and 2007.

(16)	Employee Benefit Plans
The Company, excluding certain affiliated companies, participates in a qualified defined benefit pension plan (the Nationwide Retirement Plan or the NRP), several non-qualified defined benefit supplemental executive retirement plans, postretirement benefit plans (life and health care), and the Nationwide Savings Plan 401(k), all sponsored by NMIC. Effective January 30, 2008, NMIC merged the Nationwide Life Insurance Company of America (NLICA) Retirement Plan into the NRP.

The NRP covers all employees of participating employers who have completed at least one year of service and who are at least 21 years of age. Plan assets are invested in a third-party trust and group annuity contracts issued by NLIC. All participants are eligible for benefits based on an account balance formula. However, participants hired prior to 2002 are eligible for benefits based on the highest average annual salary of a specified number of consecutive years of the last ten years of service, if such benefits are of greater value than the account balance feature.

Effective January 1, 2010, NMIC amended the NRP to eliminate the company-paid early retirement enhancement (an additional benefit for associates retiring between ages 55 and 65), which is part of the FAP formula and to stop pay credits under the account balance formula for participants eligible for the account balance formula. An affected associate’s benefits, however, will not be less than the NRP benefit he or she accrued as of December 31, 2009, under the greater of the FAP formula or the account balance formula.

The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work benefits the Company. In addition, separate non-qualified defined benefit pension plans sponsored by NMIC cover certain executives with at least one year of service. The Company’s portion of expense relating to these plans was $11.0 million, $4.6 million, and $11.8 million for the years ended December 31, 2009, 2008 and 2007, respectively. The 2008 expense includes a gain of $5.4 million due to the merger of the NLICA Retirement Plan into the NRP.

See Note 17 for more information on group annuity contracts issued by the Company for various employee benefit plans sponsored by NMIC or its affiliates.

In addition to the NRP, the Company and certain affiliated companies participate in life and health care benefit plans sponsored by NMIC for qualifying retirees. Contributory post-retirement life and health care benefits are generally available to associates, hired prior to and continuously employed since June 1, 2000, for health care benefits, and prior to December 31, 1994, for life benefits, who have attained age 55, and have accumulated 15 years of service with the Company. The associate subsidy for the post-retirement death benefit was capped beginning in 2007. Employer subsidies for retiree life insurance ended as of December 31, 2008. No future employer contributions are anticipated for retiree life insurance and settlement accounting was applied during 2008. Post-retirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and co-insurance. In addition, there are caps on the Company’s contribution to the cost of the post-retirement health care benefits. The Company does not receive a Medicare Part D subsidy from the government. The Company’s policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested in a group annuity contract issued by NLIC and a third-party trust.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

On September 3, 2009, NMIC announced changes to the post-retirement health care benefits available under the health care defined benefit plans. On December 31, 2009, each eligible associate’s current cost-sharing percentage was fixed and, following this date, Company contributions towards the cost of post-retirement health care coverage for eligible associates will be based only on service through December 31, 2009. This modification does not impact former associates receiving Nationwide-sponsored retiree health care benefits prior to January 1, 2010. Additionally, effective January 1, 2010, all associates not considered to be highly compensated employees, as defined by IRC 414, became eligible to receive an annual retiree health care credit up to a maximum of $1,000 per year, not to exceed a maximum lifetime benefit amount of $25,000, which includes any years of cost-sharing service earned by December 31, 2009. The credit is equal to one-third of otherwise unmatched Health Savings Account contributions and/or Nationwide Savings Plan (NSP) 401(a) contributions. No contributions will be made by NMIC if the associate does not make eligible contributions.

The Company’s portion of expense relating to these plans was immaterial for the years ended December 31, 2009, 2008 and 2007.

Defined Contribution Plans

NMIC sponsors the NSP, a defined contribution retirement savings plan (a 401(k) plan) covering substantially all of the Company’s associates. Associates may make salary deferral contributions of up to 80%. Salary deferrals of up to 6% are subject to a 50% Company match. In addition, NMIC sponsors the NLICA Producer’s Pension Plan, a defined contribution money purchase plan, covering statutory employees of NLICA. However, this plan has no active participants, and is in the process of being terminated. The Company’s expense for contributions to these plans was $8.7 million, $6.1 million, and $8.0 million for the years ended December 31, 2009, 2008 and 2007, respectively.

(17)	Related Party Transactions
The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, office space leases, and agreements related to reinsurance, cost sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (NSC), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed. For the years ended December 31, 2009, 2008 and 2007, the Company made payments to NMIC and NSC totaling $233.1 million, $285.2 million, and $287.1 million, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.10 billion and $2.96 billion as of December 31, 2009 and 2008, respectively. Total revenues from these contracts were $143.1 million, $137.9 million and $132.3 million for the years ended December 31, 2009, 2008 and 2007, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances was $115.7 million, $115.6 million, and $110.1 million for the years ended December 31, 2009, 2008 and 2007, respectively. The terms of these contracts are consistent in all material respects with what the Company offers to unaffiliated parties.

The Company leases office space from NMIC. For the years ended December 31, 2009, 2008 and 2007, the Company made lease payments to NMIC of $23.8 million, $21.5 million, and $23.0 million, respectively. In addition, the Company leases office space to an affiliate of NMIC.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC for the years ended December 31, 2009, 2008 and 2007 were $176.8 million, $202.3 million, and $317.6 million, respectively, while benefits, claims and expenses ceded during these years were $196.2 million, $218.9 million, and $348.1 million, respectively.

Funds of Nationwide Funds Group (NFG), an affiliate, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2009 and 2008, customer allocations to NFG funds totaled $23.73 billion and $18.08 billion, respectively. For the years ended December 31, 2009, 2008, and 2007, NFG paid the Company $78.8 million, $76.7 million, and $79.6 million, respectively, for the distribution and servicing of these funds.

The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller repurchases the securities at the original sales price plus interest. As of December 31, 2009 and 2008, the Company had no outstanding borrowings from affiliated entities under such agreements. During 2009, the Company had no outstanding borrowings at any given time. During 2008 and 2007, the most the Company had outstanding at any given time was $151.6 million and $178.2 million, respectively, and the amounts the Company incurred for interest expense on intercompany repurchase agreements during these years were immaterial.

The Company and various affiliates have agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company were $918.7 million and $2.58 billion as of December 31, 2009 and 2008, respectively, and are included in short-term investments on the consolidated balance sheets.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2009, 2008 and 2007 were $48.3 million, $52.7 million, and $59.5 million, respectively.

An affiliate of the Company is currently developing a browser-based policy administration and online brokerage software application for defined benefit plans. In connection with the development of this application, the Company made net payments, which were expensed, to that affiliate related to development totaling $11.2 million, $11.0 million, and $9.4 million for the years ended December 31, 2009, 2008 and 2007, respectively.

The Company entered into a note purchase agreement with an affiliate on November 17, 2006 to purchase $25.0 million of the affiliate’s 5.6% senior notes due November 16, 2016. The notes are secured by certain pledged mortgage servicing rights. The note is payable in seven equal principal installments of $3.8 million, which begin November 6, 2010. Interest is payable semi-annually on each May 16 and November 16.

Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, as discussed in more detail in Note 14. Effective October 1, 2002, NLIC began filing a consolidated federal income tax return with NLAIC. Total payments to (from) NMIC were $4.0 million and ($22.5) million during the years ended December 31, 2009 and 2008, respectively. These payments related to tax years prior to deconsolidation. There were no payments during 2007.

During 2009, NLIC received a $20.0 million capital contribution from NFS.

During 2009, NLIC did not pay dividends to NFS. In 2008 and 2007, NLIC paid dividends to NFS totaling $460.5 million, and $612.5 million, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

During 2009, the Company sold, at fair value, commercial mortgage loans with a carrying value of $273.2 million to Nationwide Mutual Insurance Company (NMIC). The sale resulted in a net realized loss of $33.5 million to the Company.

During 2009, the Company sold private equity investments to NMIC for $61.0 million, including the one private equity investment that is considered a VIE (See Note 20). The private equity investments were carried and sold at fair value. No gain or loss was recognized on the sale.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(18)	Contingencies
Legal Matters

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business. It is often not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company does not believe, based on information currently known by management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on the Company’s consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on the Company’s consolidated financial position or results of operations in a particular period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than the Company.

The financial services industry, including mutual fund, variable annuity, retirement plan, life insurance and distribution companies, has also been the subject of increasing scrutiny on a broad range of issues by regulators, legislators and the media over the past few years. Numerous regulatory agencies, including the SEC, the Financial Industry Regulatory Authority and the New York State Attorney General, have commenced industry-wide investigations on such issues as late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. The Company has responded to information requests and/or subpoenas from the SEC in 2003 and the New York State Attorney General in 2005 in connection with investigations regarding market timing in certain mutual funds offered in insurance products sponsored by the Company. The Company is not aware of any further action on these matters.

In addition, state and federal regulators and other governmental bodies have commenced investigations, proceedings or inquiries relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer. Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, funding agreements issued to back MTN programs, recordkeeping and retention compliance by broker-dealers, and supervision of former registered representatives. Related investigations, proceedings or inquiries may be commenced in the future. The Company and/or its affiliates have been contacted by, self reported or received subpoenas from state and federal regulatory agencies and other governmental bodies, state securities law regulators and state attorneys general for information relating to certain of these investigations, including those relating to compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, and funding agreements backing the MTN program. The Company is cooperating with regulators in connection with these inquiries and will cooperate with NMIC in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

A promotional and marketing arrangement associated with the Company’s offering of a retirement plan product and related services in Alabama is under investigation by the Alabama Attorney General, which assumed the investigation from the Alabama Securities Commission. The Company currently expects that any damages paid to settle this matter will not have a material adverse impact on its consolidated financial position. It is not possible to predict what effect, if any, the outcome of this investigation may have on the Company’s retirement plan operations with respect to promotional and marketing arrangements in general in the future.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including mutual fund, retirement plan, life insurance and annuity companies. These proceedings also could affect the outcome of one or more of the Company’s litigation matters. There can be no assurance that any litigation or regulatory actions will not have a material adverse effect on the Company’s consolidated financial position or results of operations in the future.

On September 10, 2009, NRS was named in a lawsuit filed in the Circuit Court for Montgomery County, Alabama entitled Twanna Brown, Individually and on behalf of all other persons in Alabama who are similarly situated, v Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc., Edwin “Mac” McArthur, Steve Walkley, Glenn Parker, Ulysses Lavender, Diana McLain, Randy Hebson, and Robert Wagstaff; and Unknown Defendants A-Z. On January 22, 2010, Brown filed an Amended Complaint alleging in Count One, that all the defendants were involved in a civil conspiracy and seeks to recover actual damages, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. In Count Two, although NRS is not named, it is alleged that the remaining defendants breached their fiduciary duties and seeks actual damages, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. In Count Three, although NRS is not named, the plaintiff seeks declaratory relief that the individual defendants breached their fiduciary duties, seeks injunctive relief permanently removing said defendants from their respective offices in the Alabama State Employees Association (ASEA) and PEBCO and costs and attorneys fees. In Count Four, it alleges that any money Nationwide paid belonged exclusively to ASEA for the use and benefit of its membership at large and not for the personal benefit of the individual defendants. Plaintiff seeks to recover actual damages from the individual defendants, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. On February 5, 2010, the Company filed a motion to dismiss, or in the alternative, a motion to stay the amended complaint. On February 9, 2010, the individual defendants filed a motion to dismiss the amended complaint. On December 13, 2009, the plaintiff filed a motion to consolidate this case with Nationwide Retirement Solutions, Inc. v. Alabama State Personnel Board, PEBCO, Inc. and Alabama State Employees Association. The Company continues to defend this case vigorously.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

On November 20, 2007, NRS and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. On December 2, 2008, NRS and NLIC were named in an Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin, Steven E. Coker, Sandra H. Turner, and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc, Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the ASEA Plan, excluding members of the Deferred Compensation Committee, members of the Board of Control, ASEA’s directors, officers and board members, and PEBCO directors, officers and board members. The class period is from November 20, 2001 to the date of trial. In the amended class action complaint, the plaintiffs allege breach of fiduciary duty, wantonness and breach of contract. The amended class action complaint seeks a declaratory judgment, an injunction, an appointment of an independent fiduciary to protect Plan participants, disgorgement of amounts paid, reformation of Plan documents, compensatory damages and punitive damages, plus interest, attorneys’ fees and costs and such other equitable and legal relief to which plaintiffs and class members may be entitled. Also, on December 2, 2008, the plaintiffs filed a motion for preliminary injunction seeking an order requiring periodic payments made by NRS and/or NLIC to ASEA or PEBCO to be held in a trust account for the benefit of Plan participants. On December 16, 2008, the Companies filed their Answer. On April 28, 2009, the court entered an order denying the plaintiffs’ motion for preliminary injunction. NRS and NLIC continue to defend this case vigorously.

On July 11, 2007, NLIC was named in a lawsuit filed in the United States District Court for the Western District of Washington at Tacoma entitled Jerre Daniels-Hall and David Hamblen, Individually and on behalf of All Others Similarly Situated v. National Education Association, NEA Member Benefits Corporation, Nationwide Life Insurance Company, Security Benefit Life Insurance Company, Security Benefit Group, Inc., Security Distributors, Inc., et. al. The plaintiffs seek to represent a class of all current or former National Education Association (NEA) members who participated in the NEA Valuebuilder 403(b) program at any time between January 1, 1991 and the present (and their heirs and/or beneficiaries). The plaintiffs allege that the defendants violated the Employee Retirement Income Security Act of 1974, as amended (ERISA) by failing to prudently and loyally manage plan assets, by failing to provide complete and accurate information, by engaging in prohibited transactions, and by breaching their fiduciary duties when they failed to prevent other fiduciaries from breaching their fiduciary duties. The complaint seeks to have the defendants restore all losses to the plan, restoration of plan assets and profits to participants, disgorgement of endorsement fees, disgorgement of service fee payments, disgorgement of excessive fees charged to plan participants, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. On May 23, 2008, the Court granted the defendants’ motion to dismiss. On June 19, 2008, the plaintiffs filed a notice of appeal. On July 10, 2009, the Court of Appeals heard oral argument. NLIC continues to defend this lawsuit vigorously.

On November 15, 2006, NFS, NLIC and NRS were named in a lawsuit filed in the United States District Court for the Southern District of Ohio entitled Kevin Beary, Sheriff of Orange County, Florida, In His Official Capacity, Individually and On Behalf of All Others Similarly Situated v. Nationwide Life Insurance Co., Nationwide Retirement Solutions, Inc. and Nationwide Financial Services, Inc. The plaintiff sought to represent a class of all sponsors of 457(b) deferred compensation plans in the United States that had variable annuity contracts with the defendants at any time during the class period, or in the alternative, all sponsors of 457(b) deferred compensation plans in Florida that had variable annuity contracts with the defendants during the class period. The class period is from January 1, 1996 until the class notice is provided. The plaintiff alleged that the defendants breached their fiduciary duties by arranging for and retaining service payments from certain mutual funds. The complaint sought an accounting, a declaratory judgment, a permanent injunction and disgorgement or restitution of the service fee payments allegedly received by the defendants, including interest. On January 25, 2007, NFS, NLIC and NRS filed a motion to dismiss. On September 17, 2007, the Court granted the motion to dismiss. On October 1, 2007, the plaintiff filed a motion to vacate judgment and for leave to file an amended complaint. On September 15, 2008, the Court denied the plaintiffs’ motion to vacate judgment and for leave to file an amended complaint. On February 3, 2010, the Sixth Circuit Court of Appeals affirmed the District Court’s dismissal of this case. NFS, NLIC and NRS continue to defend this lawsuit vigorously.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. In the plaintiffs’ sixth amended complaint, filed November 18, 2009, they amended the list of named plaintiffs and claim to represent a class of qualified retirement plan trustees under ERISA that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. On November 6, 2009, the Court granted the plaintiff’s motion for class certification and certified a class of “All trustees of all employee pension benefit plans covered by ERISA which had variable annuity contracts with NFS and NLIC or whose participant’s had individual variable annuity contracts with NFS and NLIC at any time from January 1, 1996, or the first date NFS and NLIC began receiving payments from mutual funds based on a percentage of assets invested in the funds by NFS and NLIC, whichever came first, to the date of November 6, 2009”. Also on November 6, 2009, the Court denied plaintiffs’ motion to strike NFS and NLIC’s counterclaim for breach of fiduciary duty against the Trustees, in the event NFS and NLIC are held to be a fiduciary at trial, and granted H. Grady Chandler’s motion to intervene. On November 23, 2009, NFS and NLIC filed a rule 23(f) petition asking the Second Circuit Court of Appeals to hear an appeal of the District Court’s order granting class certification. On December 2, 2009, NFS and NLIC filed an answer to the 6th Amended Complaint. On January 29, 2010, the Companies filed a motion for class certification against the four named plaintiffs, as trustees of their respective retirement plans and against the trustees of other ERISA retirement plans who become members of the class certified in this lawsuit, for breach of fiduciary duty to the plans because the trustees approved and accepted the advantages of the allegedly unlawful “revenue sharing” payments. NFS and NLIC continue to defend this lawsuit vigorously.

Tax Matters

Management has established tax reserves in accordance with current accounting guidance, which prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. These reserves are reviewed regularly and are adjusted as events occur that management believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations; conclusion of tax audits or substantial agreement on the deductibility/nondeductibility of uncertain items; additional exposure based on current calculations; identification of new issues; release of administrative guidance; or rendering of a court decision affecting a particular tax issue. Management believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

The separate account dividends received deduction (DRD) is a significant component of the Company’s federal income tax provision. On August 16, 2007, the IRS issued Revenue Ruling 2007-54. This ruling took a position with respect to the DRD that could have significantly reduced the Company’s DRD. The Company believes that the position taken by the IRS in the ruling was contrary to existing law and the relevant legislative history.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

In Revenue Ruling 2007-61, released September 25, 2007, the IRS and the U.S. Department of the Treasury suspended Revenue Ruling 2007-54 and informed taxpayers of their intention to address certain issues in connection with the DRD in future tax regulations. Final tax regulations could impact the Company’s DRD in periods subsequent to their effective date.

The IRS recently completed an audit of the Company’s tax years 2003 through 2005. As a result of this audit, the Company received a Revenue Agent’s Report (RAR) and 30-Day Letter (requiring payment of additional tax due or the preparation of protest to start the appeals process) from the IRS in July 2009. The RAR includes an adjustment to reduce the Company’s DRD for the above tax years resulting in additional tax due of $151.0 million. The Company is currently at appeals on this issue and believes that it will ultimately prevail based on technical merits.

(19)	Guarantees
Since 2002, the Company has sold $696.1 million of credit enhanced equity interests in LIHTC Funds to unrelated third parties. The Company has guaranteed cumulative after-tax yields to the third party investors ranging from 3.75% to 7.75% over periods ending between 2002 and 2025. As of December 31, 2009 and 2008, the Company held guarantee reserves totaling $5.5 million and $5.1 million, respectively, on these transactions. These guarantees are in effect for periods of approximately 15 years each. The LIHTC Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, then the Company must fund any shortfall, which is mitigated by stabilization collateral set aside by the Company at the inception of the transactions. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $985.9 million. The Company does not anticipate making any material payments related to these guarantees.

As of December 31, 2009, the Company did not hold any stabilization reserves as collateral for certain properties owned by the LIHTC Funds, as the LIHTC Funds have met all of the criteria necessary to generate tax credits. Such criteria include completion of construction and the leasing of each unit to a qualified tenant, among others. Properties meeting the necessary criteria are considered to have “stabilized.” The properties are evaluated regularly, and the collateral is released when stabilized. During 2009, the stabilization reserve was not increased and the remainder of the stabilization reserve, $0.8 million, was released into income. In 2008, $0.8 million of the stabilization reserve was released into income.

To the extent there are cash deficits in any specific property owned by the LIHTC Funds, property reserves, property operating guarantees and reserves held by the LIHTC Funds are exhausted before the Company is required to perform under its guarantees. To the extent the Company is ever required to perform under its guarantees, it may recover any such funding out of the cash flow distributed from the sale of the underlying properties of the LIHTC Funds. This cash flow distribution would be paid to the Company prior to any cash flow distributions to unrelated third party investors.

(20)	Variable Interest Entities
In the normal course of business, the Company has relationships with variable interest entities (VIEs). The Company’s VIEs are conduits that assist the Company in structured products transactions involving the sale of LIHTC Funds to third party investors, other structured product issuances, and private equity investments.

The Company considers many factors when determining whether it is (or is not) the primary beneficiary of a VIE. There is a review of the entity’s contract and other deal related information, such as 1) the entity’s equity investment at risk, decision-making abilities, obligations to absorb economic risks and right to receive economic rewards of the entity, 2) whether the contractual or ownership interest in the entity changes with the change in fair value of the entity, and 3) the extent to which, through the variable interest, the Company shares in the entity’s expected losses and residual returns.

The Company was not required to provide financial or other support outside previous contractual requirements to any VIE.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

LIHTC Funds

The Company provides guarantees to limited partners related to the amount of tax credits that will be generated by the funds (see Note 19). The results of operations and financial position of each VIE of which the Company is the primary beneficiary are consolidated along with corresponding noncontrolling interest in the accompanying consolidated financial statements.

The Company had relationships with 19 LIHTC Funds that are considered VIEs as of December 31, 2009 and December 31, 2008, where the Company was the primary beneficiary. Net assets of these consolidated VIEs were $350.6 million and $416.0 million as of December 31, 2009 and December 31, 2008, respectively. The following table summarizes the components of net assets as of December 31:

(in millions)	2009	2008
Other long-term investments	$314.3	$371.1
Short-term investments	16.4	20.9
Other assets	33.8	41.6
Other liabilities	(13.9)	(17.6)
The Company’s total loss exposure from consolidated VIEs was immaterial as of December 31, 2009 and December 31, 2008 (except for the impact of guarantees disclosed in Note 19). Creditors (or beneficial interest holders) of the consolidated VIEs have no recourse to the general credit of the Company.

These LIHTC Funds are financed through the sale of these funds into the secondary market. The proceeds from these sales are used to participate in low-income housing projects that provide tax benefits to the investors.

In addition to the consolidated VIEs described above, the Company holds variable interests in other LIHTC Funds that qualify as VIEs where the Company is not the primary beneficiary. The carrying amount of these unconsolidated VIEs was $110.0 million and $156.3 million as of December 31, 2009 and 2008, respectively. The total exposure to loss on these unconsolidated VIEs was $122.9 million and $179.6 million as of December 31, 2009 and 2008, respectively. The total exposure to loss is determined by adding any unfunded commitments to the carrying amount of the VIEs.

Structured Products

The Company had a relationship with one structured product investment that is considered a VIE as of December 31, 2009 and December 31, 2008, where the Company was the primary beneficiary. Net assets of this consolidated VIE were $9.2 million and $8.9 million as of December 31, 2009 and December 31, 2008, respectively. Creditors (or beneficial interest holders) of the consolidated VIE have no recourse to the general credit of the Company. There are no arrangements that would require the Company to provide financial support to the VIE.

The Company was invested in 7 and 12 structured product investments that are considered VIEs as of December 31, 2009 and 2008, respectively, where the Company is not the primary beneficiary. These structured products are in the form of synthetic collateralized debt obligations and collateralized lease obligations. The carrying amount on these unconsolidated VIEs was $31.8 million and $17.8 million as of December 31, 2009 and 2008, respectively. The total exposure to loss on these unconsolidated VIEs is determined to be the carrying amount of the VIEs.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Private Equity Investments

The Company had a relationship with one private equity investment that is considered a VIE as of December 31, 2008, where the Company was the primary beneficiary. On September 30, 2009, NLIC sold this private equity investment, which had net assets of $14.1 million, to NMIC.

(21)	Segment Information
Management views the Company’s business primarily based on its underlying products and uses this basis to define its four reportable segments: Individual Investments, Retirement Plans, Individual Protection, and Corporate and Other.

The primary segment profitability measure that management uses is pre-tax operating earnings (loss), which is calculated by adjusting income from continuing operations before federal income taxes and discontinued operations to exclude: (1) net realized investment gains and losses, except for operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment, net realized gains and losses related to hedges on GMDB contracts and securitizations); (2) other-than-temporary impairment losses; (3) the adjustment to amortization of DAC and VOBA related to net realized investment gains and losses; and (4) net loss attributable to noncontrolling interest.

Individual Investments

The Individual Investments segment consists of individual annuity products marketed under the The BEST of AMERICA®, Nationwide DestinationSM, and other Nationwide-specific or private label brands. Deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, deferred variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features, while deferred fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods. Immediate annuities differ from deferred annuities in that the initial premium is exchanged for a stream of income for a certain period or for the owner’s lifetime without future access to the original investment. Portfolio income insurance is a form of deferred annuity that provides the income protection features common to today’s variable annuities to owners of specific managed account investments whose assets are outside of the annuity product. The majority of assets and recent sales for the Individual Investments segment consist of deferred variable annuities.

Retirement Plans

The Retirement Plans segment is comprised of the Company’s private and public sector retirement plans business. The private sector primarily includes Internal Revenue Code (IRC) Section 401 fixed and variable group annuity business, and the public sector primarily includes IRC Section 457 and Section 401(a) business in the form of full-service arrangements that provide plan administration and fixed and variable group annuities as well as administration-only business.

Individual Protection

The Individual Protection segment consists of investment life insurance products, including individual variable, COLI and BOLI products; traditional life insurance products; and universal life insurance products. Life insurance products provide a death benefit and generally allow the customer to build cash value on a tax-advantaged basis.

Corporate and Other

The Corporate and Other segment includes the MTN program; structured products business; non-operating realized gains and losses and related amortization, including mark-to-market adjustments on embedded derivatives, net of economic hedges, related to products with living benefits; and other revenues and expenses not allocated to other segments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following tables summarize the Company’s business segment operating results for the years ended December 31:

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2009
Revenues:
Policy charges	$521.9	$93.2	$633.7	$(3.7)	$1,245.1
Premiums	191.2	—	278.5	—	469.7
Net investment income	562.0	679.0	491.8	146.3	1,879.1
Non-operating net realized investment gains1	—	—	—	619.1	619.1
Other-than-temporary impairments losses	—	—	—	(574.6)	(574.6)
Other income2	(168.1)	0.1	0.2	(1.4)	(169.2)

Total revenues	1,107.0	772.3	1,404.2	185.7	3,469.2

Benefits and expenses:
Interest credited to policyholder accounts	393.6	432.5	200.8	73.2	1,100.1
Benefits and claims	247.3	—	537.8	27.0	812.1
Policyholder dividends	—	—	87.0	—	87.0
Amortization of DAC	(1.4)	44.5	158.1	264.4	465.6
Amortization of VOBA and other intangible assets	0.9	8.9	45.0	8.0	62.8
Interest expense	—	—	—	55.3	55.3
Other operating expenses	178.8	150.8	183.9	66.3	579.8

Total benefits and expenses	819.2	636.7	1,212.6	494.2	3,162.7

Income (loss) from continuing operations before federal income tax expense (benefit)	287.8	135.6	191.6	(308.5)	$306.5

Less: non-operating net realized investment gains1	—	—	—	(619.1)
Less: non-operating other-than-temporary impairment losses	—	—	—	574.6
Less: adjustment to amortization related to net realized investment gains and losses	—	—	—	296.5
Less: net loss attributable to noncontrolling interest	—	—	—	52.3

Pre-tax operating earnings (loss)	$287.8	$135.6	$191.6	$(4.2)

Assets as of year end	$48,890.6	$25,034.7	$22,115.1	$2,953.3	$98,993.7

1
Excluding operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations).

2	Includes operating items discussed above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2008
Revenues:
Policy charges	$602.9	$119.9	$617.7	$—	$1,340.5
Premiums	120.2	—	273.9	—	394.1
Net investment income	530.4	650.7	485.8	197.8	1,864.7
Non-operating net realized investment losses1	—	—	—	(386.8)	(386.8)
Other-than-temporary impairments losses	—	—	—	(1,130.7)	(1,130.7)
Other income2	109.5	0.9	—	(75.6)	34.8

Total revenues	1,363.0	771.5	1,377.4	(1,395.3)	2,116.6

Benefits and expenses:
Interest credited to policyholder accounts	379.1	435.9	196.2	161.4	1,172.6
Benefits and claims	378.5	—	489.4	(11.8)	856.1
Policyholder dividends	—	—	93.1	—	93.1
Amortization of DAC	647.7	40.6	129.9	(126.6)	691.6
Amortization of VOBA and other intangible assets	7.8	1.3	22.1	(0.3)	30.9
Interest expense	—	—	—	61.8	61.8
Other operating expenses	189.9	152.3	191.7	97.7	631.6

Total benefits and expenses	1,603.0	630.1	1,122.4	182.2	3,537.7

(Loss) income from continuing operations before federal income tax expense	(240.0)	141.4	255.0	(1,577.5)	$(1,421.1)

Less: non-operating net realized investment losses1	—	—	—	386.8
Less: non-operating other-than-temporary impairment losses	—	—	—	1,130.7
Less: adjustment to amortization related to net realized investment gains and losses	—	—	—	(139.2)
Less: net loss attributable to noncontrolling interest	—	—	—	72.3

Pre-tax operating (loss) earnings	$(240.0)	$141.4	$255.0	$(126.9)

Assets as of year end	$42,508.1	$22,497.8	$20,360.3	$6,437.4	$91,803.6

1
Excluding operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations).

2	Includes operating items discussed above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2007
Revenues:
Policy charges	$662.6	$147.3	$574.0	$—	$1,383.9
Premiums	133.3	—	273.7	—	407.0
Net investment income	642.9	655.0	471.2	423.1	2,192.2
Non-operating net realized investment losses1	—	—	—	(36.9)	(36.9)
Other-than-temporary impairments losses	—	—	—	(117.7)	(117.7)
Other income2	3.1	—	—	(4.5)	(1.4)

Total revenues	1,441.9	802.3	1,318.9	264.0	3,827.1

Benefits and expenses:
Interest credited to policyholder accounts	444.3	443.3	192.0	231.4	1,311.0
Benefits and claims	233.5	—	439.0	—	672.5
Policyholder dividends	—	—	83.1	—	83.1
Amortization of DAC	287.1	27.4	93.1	(25.5)	382.1
Amortization of VOBA and other intangible assets	5.3	2.5	40.5	0.2	48.5
Interest expense	—	—	—	70.0	70.0
Other operating expenses	194.8	179.9	187.2	68.9	630.8

Total benefits and expenses	1,165.0	653.1	1,034.9	345.0	3,198.0

Income (loss) from continuing operations before federal income tax expense	276.9	149.2	284.0	(81.0)	$629.1

Less: non-operating net realized investment losses1	—	—	—	36.9
Less: non-operating other-than-temporary impairment losses	—	—	—	117.7
Less: adjustment to amortization related to net realized investment gains and losses	—	—	—	(25.5)
Less: net loss attributable to noncontrolling interest	—	—	—	50.9

Pre-tax operating earnings	$276.9	$149.2	$284.0	$99.0

Assets as of year end	$56,564.4	$27,963.2	$22,874.1	$10,222.0	$117,623.7

1
Excluding periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations.

2	Includes operating items discussed above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I         Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2009 (in millions)

Column A	Column B	Column C	Column D
Type of investment	Cost	Market value	Amount at which shown in the consolidated balance sheet
Fixed maturity securities available-for-sale:
Bonds:
U.S. Treasury securities and obligations of U.S. Government corporations	$136.7	$151.1	$151.1
U.S. Government agencies	551.3	602.8	602.8
Obligations of states and political subdivisions	567.6	548.9	548.9
Foreign governments	69.9	75.1	75.1
Public utilities	2,487.3	2,598.6	2,598.6
All other corporate	21,290.3	20,773.2	20,773.2

Total fixed maturity securities available-for-sale	25,103.1	24,749.7	24,749.7

Equity securities available-for-sale:
Common stocks:
Banks, trusts and insurance companies	28.2	31.5	31.5
Industrial, miscellaneous and all other	1.1	1.9	1.9
Nonredeemable preferred stocks	19.5	19.2	19.2

Total equity securities available-for-sale	48.8	52.6	52.6

Mortgage loans on real estate, net	6,916.4		6,829.0	1
Real estate, net:
Investment properties	11.4		8.9	2

Total real estate, net	11.4		8.9

Policy loans	1,050.4		1,050.4
Other long-term investments	457.5		457.5
Short-term investments, including amounts managed by a related party	1,003.4		1,003.4

Total investments	$34,591.0		$34,151.5

1
Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans on real estate (see Note 6 to the audited consolidated financial statements), hedges and commitment hedges on mortgage loans on real estate.

2	Difference from Column B primarily results from adjustments for accumulated depreciation.
See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III        Supplementary Insurance Information

As of December 31, 2009, 2008 and 2007 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs	Future policy benefits, losses, claims and loss expenses	Unearned premiums1	Other policy claims and benefits payable1	Premium revenue
2009
Individual Investments	$1,911.5	$10,870.4			$191.2
Retirement Plans	270.6	11,702.4			—
Individual Protection	1,770.0	8,745.3			278.5
Corporate and Other	31.0	1,831.3

Total	$3,983.1	$33,149.4			$469.7

2008
Individual Investments	$1,883.0	$12,476.8			$120.2
Retirement Plans	290.1	11,497.5			—
Individual Protection	1,734.8	8,350.6			273.9
Corporate and Other	615.9	3,389.6			—

Total	$4,523.8	$35,714.5			$394.1

2007
Individual Investments	$2,078.1	$11,316.4			$133.3
Retirement Plans	292.9	10,973.1			—
Individual Protection	1,637.6	8,191.7			273.7
Corporate and Other	87.0	4,973.4			—

Total	$4,095.6	$35,454.6			$407.0

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income2	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs	Other operating expenses2	Premiums written
2009
Individual Investments	$562.0	$640.9	$(1.4)	$179.7
Retirement Plans	679.0	432.5	44.5	159.7
Individual Protection	491.8	825.6	158.1	228.9
Corporate and Other	146.3	100.2	264.4	129.6

Total	$1,879.1	$1,999.2	$465.6	$697.9

2008
Individual Investments	$530.4	$757.6	$647.7	$197.7
Retirement Plans	650.7	435.9	40.6	153.6
Individual Protection	485.8	778.7	129.9	213.8
Corporate and Other	197.8	149.6	(126.6)	159.2

Total	$1,864.7	$2,121.8	$691.6	$724.3

2007
Individual Investments	$642.9	$677.8	$287.1	$200.1
Retirement Plans	655.0	443.3	27.4	182.4
Individual Protection	471.2	714.1	93.1	227.7
Corporate and Other	423.1	231.4	(25.5)	139.1

Total	$2,192.2	$2,066.6	$382.1	$749.3

1	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.

2
Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV        Reinsurance

As of December 31, 2009, 2008 and 2007 and for each of the years then ended (dollars in millions)

Column A	Column B	Column C	Column D	Column E	Column F
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2009
Life insurance in force	$208,484.5	$76,136.2	$8.2	$132,356.5	0.0%

Premiums:
Life insurance1	$549.9	$80.5	$0.3	$469.7	0.1%
Accident and health insurance	212.0	222.7	11.7	1.0	NM

Total	$761.9	$303.2	$12.0	$470.7	2.5%

2008
Life insurance in force	$208,071.0	$75,091.7	$12.3	$132,991.6	0.0%

Premiums:
Life insurance1	$476.8	$83.7	$1.0	$394.1	0.3%
Accident and health insurance	182.9	209.3	26.4	—	NM

Total	$659.7	$293.0	$27.4	$394.1	7.0%

2007
Life insurance in force	$200,600.5	$76,178.6	$14.0	$124,435.9	0.0%

Premiums:
Life insurance1	$497.5	$92.5	$2.0	$407.0	0.5%
Accident and health insurance	289.2	316.8	27.6	—	NM

Total	$786.7	$409.3	$29.6	$407.0	7.3%

1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.
See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V        Valuation and Qualifying Accounts

Years ended December 31, 2009, 2008 and 2007 (in millions)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged (credited) to costs and expenses	Charged to other accounts	Deductions1	Balance at end of period
2009
Valuation allowances - mortgage loans on real estate	$42.4	$84.8	$—	$49.8	$77.4

2008
Valuation allowances - mortgage loans on real estate	$24.8	$20.8	$—	$3.2	$42.4

2007
Valuation allowances - mortgage loans on real estate	$36.0	$1.1	$—	$12.3	$24.8

1	Amounts represent transfers to real estate owned, recoveries and sales to NMIC.
See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

PART C
OTHER INFORMATION

Item 26.              Exhibits

 (a)           Board of Directors Resolutions

1.
Resolution adopted by the Board of Directors of Provident Mutual Life Insurance Company authorizing establishment of the Provident Mutual Variable Growth Separate Account, Provident Mutual Variable Money Market Separate Account, Provident Mutual Variable Bond Separate Account, Provident Mutual Variable Managed Separate Account, and Provident Mutual Variable Zero Coupon Bond Separate Account. Incorporated herein by reference to corresponding exhibits to post-effective amendment number 18 to the Form S-6 registration statement (File No. 033-2625) for Provident Mutual Life Insurance Company filed on May 1, 1998.

2.
Resolution of the Board of Directors of Provident Mutual Life Insurance Company establishing the Provident Mutual Variable Aggressive Growth Separate Account. Incorporated herein by reference to corresponding exhibits to post-effective amendment number 18 to the Form S-6 registration statement (File No. 033-2625) for Provident Mutual Life Insurance Company filed on May 1, 1998.

3.
Resolution of the Board of Directors of Provident Mutual Life Insurance Company establishing the Provident Mutual Variable International Separate Account. Incorporated herein by reference to corresponding exhibits to post-effective amendment number 18 to the Form S-6 registration statement (File No. 033-2625) for Provident Mutual Life Insurance Company filed on May 1, 1998.

4.
Resolution of the Board of Directors of Provident Mutual Life Insurance Company establishing the Provident Mutual Variable Separate Account. Incorporated herein by reference to corresponding exhibits to post-effective amendment number 18 to the Form S-6 registration statement (File No. 033-2625) for Provident Mutual Life Insurance Company filed on May 1, 1998.

5.
Resolution of the Board of Directors of Provident Mutual Life Insurance Company Approving Creation of Additional Subaccounts of Provident Mutual Variable Separate Account. Incorporated herein by reference to corresponding exhibits to post-effective amendment number 18 to the Form S-6 registration statement (File No. 033-2625) for Provident Mutual Life Insurance Company filed on May 1, 1998.

6.
Resolution of the Board of Directors of Provident Mutual Life Insurance Company Approving Creation of additional Subaccounts of Provident Mutual Variable Separate Account. Incorporated herein by reference to corresponding exhibits to post-effective amendment number 18 to the Form S-6 registration statement (File No. 033-2625) for Provident Mutual Life Insurance Company filed on May 1, 1998.

7.
Resolution of the Board of Directors of Provident Mutual Life Insurance Company Approving Creation of Additional Subaccounts of Provident Mutual Variable Life Separate Account. Incorporated herein by reference to corresponding exhibits to post-effective amendment number 1 to the Form S-6 registration statement (File No. 333-71763) for Provident Mutual Life Insurance Company, filed on April 25, 2000.

8.
Resolution of the Board of Directors of Provident Mutual Life Insurance Company Approving Reorganization of the Provident Mutual Variable Growth Separate Account, Provident Mutual Variable Money Market Separate Account, Provident Mutual Variable Bond Separate Account, Provident Mutual Variable Zero Coupon Bond Separate Account, Provident Mutual Variable Aggressive Growth Separate Account, Provident Mutual Variable International Separate Account, Provident Mutual Variable Separate Account. Incorporated herein by reference to corresponding exhibits to post-effective amendment number 1 to the Form S-6 registration statement (File No. 333-71763) for Provident Mutual Life Insurance Company, filed on April 25, 2000.

9.
Resolution of the Board of Directors of Provident Mutual Life Insurance Company authorizing the filing of Registration Statements and Post-Effective Amendments. Incorporated herein by reference to corresponding exhibits to the initial filing of the Form N-4 registration statement (File No. 333-58308) for Provident Mutual Life Insurance Company, filed on April 5, 2001.

10.
Resolution of the Board of Directors of Provident Mutual Life Insurance Company Approving Creation of Additional Subaccounts of Provident Mutual Variable Life Separate Account. Incorporated herein by reference to corresponding exhibits to post-effective amendment number 5 to the Form S-6 registration statement (File No. 333-71763) for Provident Mutual Life Insurance Company, filed on April 19, 2002.

11.
Resolution of the Board of Directors of Nationwide Life Insurance Company of America Approving Creation of Additional Subaccounts of Nationwide Provident VLI Separate Account 1. Incorporated herein by reference to corresponding exhibits to pre-effective amendment number 1 to the Form N-6 registration statement (File No.333-98629) for Nationwide Life Insurance Company of America, filed on December 16, 2002.

(b)           Custodian Agreements. Not applicable.

(c)           Underwriting Contracts

1.
Underwriting Agreement among Nationwide Life Insurance Company of America, Nationwide Life and Annuity Company of America, Nationwide Investment Services Corporation, and Nationwide Provident Variable Separate Accounts.  Incorporated herein by reference to corresponding exhibits to post-effective amendment number 16 to the Form N-6 registration statement (File No. 333-71763) for Nationwide Life Insurance Company of America, filed on April 29, 2009.

2.
Distribution Agreement by and among Nationwide Life Insurance Company of America, Nationwide Life and Annuity Company of America, and 1717 Capital Management Company.   Incorporated herein by reference to document "exhibitc2.htm" to initial registration statement (File No. 333-164120) for Nationwide Life Insurance Company, filed on January 4, 2010.

3.
Assignment and Assumption of Distributor's Interest Under Distribution Agreement by and between Nationwide Securities, LLC and Nationwide Investment Services Corporation.   Incorporated herein by reference to document "exhibitc3.htm" to initial registration statement (File No. 333-164120) for Nationwide Life Insurance Company, filed on January 4, 2010.

(d)           Contracts

1.
Individual Flexible Premium Adjustable Variable Life Insurance Policy (Form VL101). Incorporated herein by reference to corresponding exhibits to post-effective amendment number 5 to the Form N-4 registration statement (File No. 033-65512) for Provident Mutual Life and Annuity Company of America filed on May 1, 1998.

2.
Children's Term Rider (Form C306). Incorporated herein by reference to corresponding exhibits to post-effective amendment number 5 to the Form N-4 registration statement (File No. 033-65512) for Providentmutual Life and Annuity Company of America filed on May 1, 1998.

3.
Convertible Term Life Rider (Form C308). Incorporated herein by reference to corresponding exhibits to post-effective amendment number 11 to the Form S-6 registration statement (File No. 033-42133) for Provident Mutual Life Insurance Company filed on May 1, 1998.

4.
Extension of Final Policy Date Rider (Form C822). Incorporated herein by reference to corresponding exhibits to post-effective amendment number 11 to the Form S-6 registration statement (File No. 033-42133) for Provident Mutual Life Insurance Company filed on May 1, 1998.

5.
Section 403(b) Rider (C827). Incorporated herein by reference to corresponding exhibits to post-effective amendment number 11 to the Form S-6 registration statement (File No. 033-42133) for Provident Mutual Life Insurance Company filed on May 1, 1998.

6.
Change of Insured Rider (Form C901). Incorporated herein by reference to corresponding exhibits to post-effective amendment number 11 to the Form S-6 registration statement (File No. 033-42133) for Provident Mutual Life Insurance Company filed on May 1, 1998.

7.
Disability Waiver Benefit Rider (Form R1901). Incorporated herein by reference to corresponding exhibits to post-effective amendment number 5 to the Form N-4 registration statement (File No. 033-65512) for Provident Mutual Life and Annuity Company of America filed on May 1, 1998.

8.
Disability Waiver of Premium Benefit Rider (Form C903). Incorporated herein by reference to corresponding exhibits to post-effective amendment number 5 to the Form N-4 registration statement (File No. 033-65512) for Provident Mutual Life and Annuity Company of America filed on May 1, 1998.

9.
Accelerated Death Benefit Rider (C/D904). Incorporated herein by reference to corresponding exhibits to post-effective amendment number 18 to the Form S-6 registration statement (File No. 033-2625) for Provident Mutual Life Insurance Company filed on May 1, 1998.

10.
Guaranteed Minimum Death Benefit Rider (Form C320). Incorporated herein by reference to corresponding exhibits to post-effective amendment number 18 to the Form S-6 registration statement (File No. 033-55470) for Provident Mutual Life Insurance Company, filed on May 1, 1998.

11.
Additional Insurance Benefit Rider (R2308). Incorporated herein by reference to corresponding exhibits to pre-effective amendment number 1 to the Form S-6 registration statement (File No. 333-67775) for Providentmutual Life and Annuity Company of America, filed on March 4, 1999.

12.
Long Term Care Acceleration Benefit Rider (Form R1100). Incorporated herein by reference to corresponding exhibits to post-effective amendment number 2 to the Form S-6 registration statement (File No. 333-71763) for Provident Mutual Life Insurance Company, filed on February 8, 2001.

13.
Long Term Care Extended Insurance Benefit Rider (Form R1102). Incorporated herein by reference to corresponding exhibits to post-effective amendment number 2 to the Form S-6 registration statement (File No. 333-71763) for Provident Mutual Life Insurance Company, filed on February 8, 2001.

14.
Long Term Care Waiver Benefit Rider (Form R1101). Incorporated herein by reference to corresponding exhibits to post-effective amendment number 2 to the Form S-6 registration statement (File No. 333-71763) for Provident Mutual Life Insurance Company, filed on February 8, 2001.

15.
Accelerated Death Benefit Rider (Form R1904). Incorporated herein by reference to corresponding exhibits to post-effective amendment number 2 to the Form S-6 registration statement (File No. 333-71763) for Provident Mutual Life Insurance Company, filed on February 8, 2001.

(e)             Applications

1.
Form of Application (Form A3 and Form A4). Incorporated herein by reference to corresponding exhibits to post-effective amendment number 2 to the Form S-6 registration statement (File No. 333-67775) for Provident Mutual Life and Annuity Company of America, filed on April 24, 2000.

2.
Supplemental Application for Flexible Premium. Incorporated herein by reference to corresponding exhibits to post-effective amendment number 11 to the Form S-6 registration statement (File No. 033-42133) for Provident Mutual Life Insurance Company filed on May 1, 1998.

3.
Initial Allocation Selection. Incorporated herein by reference to corresponding exhibits to post-effective amendment number 18 to the Form S-6 registration statement (File No. 033-2625) for Provident Mutual Life Insurance Company filed on May 1, 1998.

4.
Supplemental Application for Long Term Care Benefits (A624.01). Incorporated herein by reference to corresponding exhibits to post-effective amendment number 2 to the Form S-6 registration statement (File No. 333-71763) for Provident Mutual Life Insurance Company, filed on February 8, 2001.

5.
Initial Allocation Schedule (A64 1.03).  Incorporated herein by reference to corresponding exhibits to post-effective amendment no. 7 to the Form N-6 registration statement (File No. 333-71763) for Nationwide Life Insurance Company of America, filed on April 24, 2003.

(f)           Depositor's Certificate of Incorporation and By-Laws

1.
Amended Articles of Incorporation for Nationwide Life Insurance Company.   Incorporated herein by reference to document "exhibitf1.htm" to initial registration statement (File No. 333-164120) for Nationwide Life Insurance Company, filed on January 4, 2010.

2.
Amended and Restated Code of Regulations of Nationwide Life Insurance Company. Incorporated herein by reference to document "exhibitf2.htm" to initial registration statement (File No. 333-164120) for Nationwide Life Insurance Company, filed on January 4, 2010.

3.
Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31 2009. Incorporated herein by reference to document "exhibitf3.htm" to initial registration statement (File No. 333-164120) for Nationwide Life Insurance Company, filed on January 4, 2010.

(g)           Reinsurance Contracts

1.
Single Life Permanent Pool (ERC). Incorporated herein by reference to corresponding exhibits to pre-effective amendment number 1 to the Form N-6 registration statement (File No. 333-98629) for Nationwide Life Insurance Company of America, filed on December 16, 2002.

2.
Single Life Permanent Pool (RGA). Incorporated herein by reference to corresponding exhibits to pre-effective amendment number 1 to the Form N-6 registration statement (File No. 333-98629) for Nationwide Life Insurance Company of America, filed on December 16, 2002.

3.
Automatic and Facultative YRT Reinsurance Agreement between Provident Mutual Life Insurance Company, Provident Mutual Life and Annuity Company of America, and RGA Reinsurance Company. Incorporated herein by reference to corresponding exhibits to pre-effective amendment number 1 to the Form N-6 registration statement (File No. 333-98629) for Nationwide Life Insurance Company of America, filed on December 16, 2002.

4.
Addendum to the Automatic and Facultative Reinsurance Agreement between Provident Mutual Life Insurance Company, Provident Mutual Life and Annuity Company of America, and RGA Reinsurance Company. Incorporated herein by reference to corresponding exhibits to pre-effective amendment number 1 to the Form N-6 registration statement (File No. 333-98629) for Nationwide Life Insurance Company of America, filed on December 16, 2002.

5.
Automatic Reinsurance Agreement No. 2727 between Provident Mutual Life Insurance Company and Phoenix Home Life Mutual Insurance Company. Incorporated herein by reference to corresponding exhibits to pre-effective amendment number 1 to the Form N-6 registration statement (File No. 333-98629) for Nationwide Life Insurance Company of America, filed on December 16, 2002.

6.
Amendment Number 3 to the Reinsurance Agreement No. 2727 between Provident Mutual Life Insurance Company and ERC Life Reinsurance Corporation. Incorporated herein by reference to corresponding exhibits to pre-effective amendment number 1 to the Form N-6 registration statement (File No. 333-98629) for Nationwide Life Insurance Company of America, filed on December 16, 2002.

7.
Amendment Number 4 to the Reinsurance Agreement No. 2727 between Provident Mutual Life Insurance Company and ERC Life Reinsurance Corporation. Incorporated herein by reference to corresponding exhibits to pre-effective amendment number 1 to the Form N-6 registration statement (File No. 333-98629) for Nationwide Life Insurance Company of America, filed on December 16, 2002.

8.
Automatic Yearly Renewable Term Reinsurance Agreement No. P226-105 between Provident Mutual Life Insurance Company and General & Cologne Life Re of America. Incorporated herein by reference to corresponding exhibits to pre-effective amendment number 1 to the Form N-6 registration statement (File No. 333-98629) for Nationwide Life Insurance Company of America, filed on December 16, 2002.

9.
Automatic Yearly Renewable Term Reinsurance Agreement No. P226-106 between Provident Mutual Life Insurance Company and General & Cologne Life Re of America. Incorporated herein by reference to corresponding exhibits to pre-effective amendment number 1 to the Form N-6 registration statement (File No. 333-98629) for Nationwide Life Insurance Company of America, filed on December 16, 2002.

10.
YRT Agreement No. 5918-14 between Provident Mutual Life Insurance Company and AUSA Life Insurance Company, Inc. Incorporated herein by reference to corresponding exhibits to pre-effective amendment number 1 to the Form N-6 registration statement (File No. 333-98629) for Nationwide Life Insurance Company of America, filed on December 16, 2002.

11.
YRT Agreement No. 5918-15 between Provident Mutual Life Insurance Company and AUSA Life Insurance Company, Inc. Incorporated herein by reference to corresponding exhibits to pre-effective amendment number 1 to the Form N-6 registration statement (File No. 333-98629) for Nationwide Life Insurance Company of America, filed on December 16, 2002.

(h)           Form of Participation Agreements.

1.
Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003.  Incorporated herein by reference to corresponding exhibits to pre-effective amendment number 1 to the Form N-6 registration statement (File No. 333-140608) for Nationwide Life and Annuity Insurance Company, filed on July 17, 2007.

2.
Fund Participation Agreement with Fred Alger Management, Inc. and Fred Alger and Company, Inc. dated October 1, 2003.  Incorporated herein by reference to corresponding exhibits to post-effective amendment number 10 to the Form N-4 registration statement (File No. 333-105992) for Nationwide Life Insurance Company, filed on April 18, 2008.

3.
Fund Participation Agreement (Amended and Restated) with Alliance Capital Management L.P. and Alliance-Bernstein Investment Research and Management, Inc. dated June 1, 2003.  Incorporated herein by reference to corresponding exhibits to pre-effective amendment number 3 to the Form N-6 registration statement (File No. 333-137202) for Nationwide Life Insurance Company, filed on September 27, 2007.

4.
Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc. dated September 15, 2004, as amended.  Incorporated herein by reference to corresponding exhibits to pre-effective amendment number 1 to the Form N-6 registration statement (File No. 333-140608) for Nationwide Life and Annuity Insurance Company, filed on July 17, 2007.

5.
Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc. and FAM Variable Series Funds, Inc.) dated April 13, 2004, as amended.  Incorporated herein by reference to corresponding exhibits to pre-effective amendment number 3 to the Form N-6 registration statement (File No. 333-137202) for Nationwide Life Insurance Company, filed on September 27, 2007.

6.
Restated and Amended Fund Participation Agreement with The Dreyfus Corporation dated January 27, 2000, as amended.  Incorporated herein by reference to corresponding exhibits to pre-effective amendment number 1 to the Form N-6 registration statement (File No. 333-140608) for Nationwide Life and Annuity Insurance Company, filed on July 17, 2007.

7.
Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp. dated April 1, 2006, as amended.  Incorporated herein by reference to corresponding exhibits to pre-effective amendment number 1 to the Form N-6 registration statement (File No. 333-140608) for Nationwide Life and Annuity Insurance Company, filed on July 17, 2007.

8.
Fund Participation Agreement with Fidelity Variable Insurance Products Fund dated May 1, 1988, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V.  Incorporated herein by reference to corresponding exhibits to pre-effective amendment number 1 to the Form N-6 registration statement (File No. 333-140608) for Nationwide Life and Annuity Insurance Company, filed on July 17, 2007.

9.
Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. dated May 1, 2003; as amended.  Incorporated herein by reference to corresponding exhibits to pre-effective amendment number 1 to the Form N-6 registration statement (File No. 333-140608) for Nationwide Life and Annuity Insurance Company, filed on July 17, 2007.

10.
Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series, dated December 31, 1999.  Incorporated herein by reference to corresponding exhibits to pre-effective amendment number 1 to the Form N-6 registration statement (File No. 333-140608) for Nationwide Life and Annuity Insurance Company, filed on July 17, 2007.

11.	Fund Participation Agreement, Service II Shares, with Janus Aspen Series, dated May 5, 2002. Incorporated herein by reference to corresponding exhibits to pre-effective amendment number 1 to the

Form N-6 registration statement (File No. 333-140608) for Nationwide Life and Annuity Insurance Company, filed on July 17, 2007.

12.
Amended and Restated Fund Participation Agreement with MFS Variable Insurance Trust and Massachusetts Financial Services Company dated February 1, 2003, as amended.  Incorporated herein by reference to corresponding exhibits to pre-effective amendment number 1 to the Form N-6 registration statement (File No. 333-140608) for Nationwide Life and Annuity Insurance Company, filed on July 17, 2007.

13.
Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated February 1, 2003, as amended.  Incorporated herein by reference to corresponding exhibits to pre-effective amendment number 1 to the Form N-6 registration statement (File No. 333-140608) for Nationwide Life and Annuity Insurance Company, filed on July 17, 2007.

14.
Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2006, as amended.  Incorporated herein by reference to corresponding exhibits to pre-effective amendment number 1 to the Form N-6 registration statement (File No. 333-140608) for Nationwide Life and Annuity Insurance Company, filed on July 17, 2007.

15.
Fund Participation Agreement with Neuberger Berman Advisers Management Trust / Lehman Brothers Advisers Management Trust (formerly, Neuberger Berman Advisers Management Trust) dated January 1, 2006.  Incorporated herein by reference to corresponding exhibits to pre-effective amendment number 1 to the Form N-6 registration statement (File No. 333-140608) for Nationwide Life and Annuity Insurance Company, filed on July 17, 2007.

16.
Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007.  Incorporated herein by reference to corresponding exhibits to pre-effective amendment number 1 to the Form N-6 registration statement (File No. 333-140608) for Nationwide Life and Annuity Insurance Company, filed on July 17, 2007.

17.
Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Fund Distributors, LLC dated March 28, 2002, as amended.  Incorporated herein by reference to corresponding exhibits to pre-effective amendment number 3 to the Form N-6 registration statement (File No. 333-137202) for Nationwide Life Insurance Company, filed on September 27, 2007.

18.
Fund Participation Agreement with Putnam Variable Trust and Putnam Retail Management, L.P., dated February 1, 2002.  Incorporated herein by reference to corresponding exhibits to pre-effective amendment number 3 to the Form N-6 registration statement (File No. 333-137202) for Nationwide Life Insurance Company, filed on September 27, 2007.

19.
Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc. dated October 1, 2002, as amended.  Incorporated herein by reference to corresponding exhibits to pre-effective amendment number 1 to the Form N-6 registration statement (File No. 333-140608) for Nationwide Life and Annuity Insurance Company, filed on July 17, 2007.

20.
Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc., and Morgan Stanley Investment Management, Inc. dated February 1, 2002, as amended.  Incorporated herein by reference to corresponding exhibits to pre-effective amendment number 1 to the Form N-6 registration statement (File No. 333-140608) for Nationwide Life and Annuity Insurance Company, filed on July 17, 2007.

21.
Fund Participation Agreement Van Eck Investment Trust, Van Eck Associates Corporation, Van Eck Securities Corporation dated September 1, 1989, as amended.  Incorporated herein by reference to corresponding exhibits to pre-effective amendment number 3 to the Form N-6 registration statement (File No. 333-137202) for Nationwide Life Insurance Company, filed on September 27, 2007.

22.	Fund Participation Agreement with Waddell & Reed Services Company, Waddell & Reed, Inc., and W&R Target Funds, Inc. dated December 1, 2000, as amended. Incorporated herein by reference to corresponding exhibits to pre-effective amendment number 3 to the Form N-6 registration statement (File No. 333-137202) for Nationwide Life Insurance Company, filed on September 27, 2007.

23.
Fund Participation Agreement with Wells Fargo Management, LLC, Stephens, Inc. dated November 15, 2004, as amended.  Incorporated herein by reference to corresponding exhibits to pre-effective amendment number 3 to the Form N-6 registration statement (File No. 333-137202) for Nationwide Life Insurance Company, filed on September 27, 2007.

(i)           Administrative Contracts.  Not applicable.

(j)           Other Material Contracts.  Not applicable.

(k)
Legal Opinion.  Opinion and Consent of Jamie R. Casto, Esquire.   Incorporated herein by reference to document "exhibitk.htm" to initial registration statement (File No. 333-164120) for Nationwide Life Insurance Company, filed on January 4, 2010.

(l)           Actuarial Opinion.  Not applicable.

(m)           Calculations.  Not applicable.

(n)           Other Opinions.

1.	Consent of Independent Registered Public Accounting Firm. Attached hereto.

(o)           Omitted Financial Statements.  Not applicable.

(p)             Initial Capital Agreements.  Not applicable.

(q)	Redeemability Exemption. Attached hereto as document " Item 26q.htm. "

(99)	Power of Attorney. Attached hereto.

Item 27.                 Directors and Officers of the Depositor

President and Chief Operating Officer and Director	Kirt A. Walker
Executive Vice President and Chief Legal and Governance Officer	Patricia R. Hatler
Executive Vice President-Chief Administrative Officer	Terri L. Hill
Executive Vice President-Chief Human Resources Officer	Gale V. King
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Marketing Officer	James R. Lyski
Executive Vice President-Chief Investment Officer	Gail G. Snyder
Executive Vice President-Finance	Lawrence A. Hilsheimer
Executive Vice President	Mark A. Pizzi
Executive Vice President and Director	Mark R. Thresher
Senior Vice President and Treasurer	Harry H. Hallowell
Senior Vice President-Associate Services	Robert J. Puccio
Senior Vice President-Business Transformation Office	Gregory S. Moran
Senior Vice President-Chief Compliance Officer	Carol Baldwin Moody
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-Chief Litigation Counsel	Randolph C. Wiseman
Senior Vice President-Chief Risk Officer	Michael W. Mahaffey
Senior Vice President-CIO IT Infrastructure	Robert J. Dickson
Senior Vice President-Customer Insight/Analytic	Paul D. Ballew
Senior Vice President-Customer Relationships	David R. Jahn
Senior Vice President-Division General Counsel	Roger A. Craig
Senior Vice President-Division General Counsel	Thomas W. Dietrich
Senior Vice President-Division General Counsel	Sandra L. Neely
Senior Vice President-Government Relations	Jeffrey D. Rouch
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Human Resources	Kim R. Geyer
Senior Vice President-Individual Investments Business Head	Eric S. Henderson
Senior Vice President-Individual Protection Business Head and Director	Peter A. Golato
Senior Vice President-PCIO Information Technology	Srinivas Koushik
Senior Vice President-NF Marketing	Gordon E. Hecker
Senior Vice President-CIO NF Systems	Susan Gueli
Senior Vice President, Chief Financial Officer – Property and Casualty	Michael P. Leach
Senior Vice President-Distribution and Sales	John L. Carter
Senior Vice President-President – NW Retirement Plans	Anne L. Arvia
Senior Vice President-President-Investment Management Group	Michael S. Spangler
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	W. Kim Austen
Senior Vice President-Human Resources	Kim R. Geyer
Senior Vice President-Marketing Services	Jennifer M. Hanley
Senior Vice President-Property and Casualty Personal Lines Product Pricing	J. Lynn Greenstein
Senior Vice President-Property and Casualty/Farm Product Pricing	James R. Burke
Senior Vice President – Internal Audit	Kai V. Monahan
Senior Vice President	Matthew Jauchius
Vice President – Corporate Governance and Secretary	Robert W. Horner, III
Director	Stephen S. Rasmussen

Principal business address is One Nationwide Plaza, Columbus, OH 43215.

Item 28.                 Persons Controlled by or Under Common Control with the Depositor or Registrant.

*	Subsidiaries for which separate financial statements are filed
**	Subsidiaries included in the respective consolidated financial statements
***	Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
****	Other subsidiaries
COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
1492 Capital, LLC	Ohio		The company acts as an investment holding company.
1717 Brokerage Services, Inc.	Pennsylvania		The company is a multi-state licensed insurance agency.
AGMC Reinsurance, Ltd.	Turks & Caicos Islands		The company is in the business of reinsurance of mortgage guaranty risks.
ALLIED General Agency Company	Iowa		The company acts as a managing general agent and surplus lines broker for property and casualty insurance products.
ALLIED Group, Inc.	Iowa		The company is a property and casualty insurance holding company.
ALLIED Property and Casualty Insurance Company	Iowa		The company underwrites general property and casualty insurance.
ALLIED Texas Agency, Inc.	Texas		The company acts as a managing general agent to place personal and commercial automobile insurance with Colonial County Mutual Insurance Company for the independent agency companies.
AMCO Insurance Company	Iowa		The company underwrites general property and casualty insurance.
American Marine Underwriters, Inc.	Florida		The company is an underwriting manager for ocean cargo and hull insurance.
Atlantic Floridian Insurance Company	Ohio		The company writes personal lines residential property insurance in the State of Florida.
Freedom Specialty Insurance Company	Ohio		The company operates as a multi-line insurance company.
Audenstar Limited	England		The company is an investment holding company.
Champions of the Community, Inc.	Ohio		The company raises money to enable it to make gifts and grants to charitable organizations.
Colonial County Mutual Insurance Company*	Texas		The company underwrites non-standard automobile and motorcycle insurance and various other commercial liability coverages in Texas.
Crestbrook Insurance Company*	Ohio		The company is an Ohio-based multi-line insurance corporation that is authorized to write personal, automobile, homeowners and commercial insurance.
Depositors Insurance Company	Iowa		The company underwrites general property and casualty insurance.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
DVM Insurance Agency, Inc.	California		The company places pet insurance business not written by Veterinary Pet Insurance Company outside of California with National Casualty Company.
Farmland Mutual Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Nationwide Better Health, Inc. (fka Future Health Holding Company)	Maryland		The company provides population health management.
Gates, McDonald & Company*	Ohio		The company provides services to employers for managing workers’ and unemployment compensation matters and employee leave administration.
Gates, McDonald & Company of New York, Inc.	New York		The company provides workers’ compensation and self-insured claims administration services to employers with exposure in New York.
GatesMcDonald Health Plus Inc.	Ohio		The company provides medical management and cost containment services to employers.
Insurance Intermediaries, Inc.	Ohio		The company is an insurance agency and provides commercial property and casualty brokerage services.
Life REO Holdings, LLC	Ohio		The company is an investment company.
Lone Star General Agency, Inc.	Texas		The company acts as general agent to market nonstandard automobile and motorcycle insurance for Colonial County Mutual Insurance Company.
National Casualty Company	Wisconsin		The company underwrites various property and casualty coverage, as well as some individual and group accident and health insurance.
National Casualty Company of America, Ltd.	England		This is a limited liability company organized for the purpose of carrying on the business of insurance, reinsurance, indemnity, and guarantee of various kinds. The company is currently inactive.
Nationwide Advantage Mortgage Company*	Iowa		The company makes residential mortgage loans.
Nationwide Affinity Insurance Company of America*	Ohio		The company is a property and casualty insurer that writes personal lines business.
Nationwide Agribusiness Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Nationwide Arena, LLC*	Ohio		The purpose of the company is to develop Nationwide Arena and to engage in related development activity.
Nationwide Asset Management Holdings	England and Wales		The company operates as an investment holding company.
Nationwide Asset Management, LLC	Ohio		The company provides investment advisory services as a registered investment adviser to affiliated and non-affiliated clients.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Assurance Company	Wisconsin		The company underwrites non-standard automobile and motorcycle insurance.
Nationwide Bank*	United States
This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.

Nationwide Better Health Holding Company (fka Nationwide Better Health, Inc.)	Ohio		The company provides health management services.
Nationwide Cash Management Company	Ohio		The company buys and sells investment securities of a short-term nature as the agent for other corporations, foundations and insurance company separate accounts.
Nationwide Community Development Corporation, LLC	Ohio		The company holds investments in low-income housing funds.
Nationwide Corporation	Ohio		The company acts primarily as a holding company for entities affiliated with Nationwide Mutual Insurance.
Nationwide Emerging Managers, LLC	Delaware		The company acquires and holds interests in registered investment advisers and provides investment management services.
Nationwide Exclusive Agent Risk Purchasing Group, LLC	Ohio		The company’s purpose is to provide a mechanism for the purchase of group liability insurance for insurance agents operating nationwide.
Nationwide Financial Assignment Company	Ohio		The company is an administrator of structured settlements.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware		The company is an insurance agency.
Nationwide Financial Services Capital Trust	Delaware		The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust.
Nationwide Financial Services, Inc.*	Delaware		The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute long-term savings and retirement products.
Nationwide Financial Structured Products, LLC	Ohio		The company captures and reports the results of the structured products business unit.
Nationwide Foundation*	Ohio		The company contributes to non-profit activities and projects.
Nationwide Fund Advisors (fka Gartmore Mutual Fund Capital Trust)	Delaware		The trust acts as a registered investment adviser.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Fund Distributors LLC (successor to Gartmore Distribution Services, Inc.)	Delaware		The company is a limited purpose broker-dealer.
Nationwide Fund Management LLC (successor to Gartmore Investors Services, Inc.)	Delaware		The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide General Insurance Company	Ohio		The company transacts a general insurance business, except life insurance, and primarily provides automobile and fire insurance to select customers.
Nationwide Global Funds	Luxembourg
The exclusive purpose of the Company is to invest the funds available to it in transferable securities and other assets permitted by law with the aim of spreading investment risks and affording its shareholders the results of the management of its assets.

Nationwide Global Holdings, Inc.	Ohio		The company is a holding company for the international operations of Nationwide.
Nationwide Global Ventures, Inc.	Delaware		The company acts as a holding company.
Nationwide Indemnity Company*	Ohio		The company is involved in the reinsurance business by assuming business from Nationwide Mutual Insurance Company and other insurers within the Nationwide insurance organization.
Nationwide Insurance Company of America	Wisconsin		The company is an independent agency personal lines underwriter of property and casualty insurance.
Nationwide Insurance Company of Florida*	Ohio		The company transacts general insurance business, except life insurance.
Nationwide International Underwriters	California		The company is a special risks, excess and surplus lines underwriting manager.
Nationwide Investment Advisors, LLC	Ohio		The company provides investment advisory services.
Nationwide Investment Services Corporation**	Oklahoma
This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.

Nationwide Life and Annuity Insurance Company**	Ohio		The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide Life Insurance Company*	Ohio		The company provides individual life insurance, group life and health insurance, fixed and variable annuity products and other life insurance products.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Lloyds	Texas		The company markets commercial and property insurance in Texas.
Nationwide Mutual Capital, LLC	Ohio		The company acts as a private equity fund investing in companies for investment purposes and to create strategic opportunities for Nationwide.
Nationwide Mutual Capital I, LLC*	Delaware		The business of the company is to achieve long term capital appreciation through a portfolio of primarily domestic equity investments in financial service and related companies.
Nationwide Mutual Fire Insurance Company	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Mutual Insurance Company*	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Private Equity Fund, LLC	Ohio		The company invests in private equity funds.
Nationwide Property and Casualty Insurance Company	Ohio		The company engages in a general insurance business, except life insurance.
Nationwide Property Protection Services, LLC	Ohio		The company provides alarm systems and security guard services.
Nationwide Realty Services, Ltd.	Ohio		The company provides relocation services for associates.
Nationwide Realty Investors, Ltd.*	Ohio		The company is engaged in the business of developing, owning and operating real estate and real estate investment.
Nationwide Retirement Solutions, Inc.*	Delaware		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Arizona	Arizona		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio	Ohio		The company provides retirement products, marketing, education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas	Texas		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Insurance Agency, Inc.	Massachusetts		The company markets and administers deferred compensation plans for public employees.
Nationwide SA Capital Trust	Delaware		The trust acts as a registered investment adviser.
Nationwide Sales Solutions, Inc.	Iowa		The company engages in the direct marketing of property and casualty insurance products.
Nationwide Securities, LLC	Delaware		The company is a registered broker-dealer and provides investment management and administrative services.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Separate Accounts, LLC	Delaware		The company has deregistered as an investment adviser and acts as a holding company.
Nationwide Services Company, LLC	Ohio		The company performs shared services functions for the Nationwide organization.
Newhouse Capital Partners, LLC	Delaware		The company is an investment holding company.
Newhouse Capital Partners II, LLC	Delaware		The company is an investment holding company.
NF Reinsurance Ltd.*	Bermuda		The company serves as a captive reinsurer for Nationwide Life Insurance Company’s universal life, term life and annuity business.
NFS Distributors, Inc.	Delaware		The company acts primarily as a holding company for Nationwide Financial Services, Inc.’s distribution companies.
NMC CPC WT Investment, LLC	Delaware		The business of the company is to hold and exercise rights in a specific private equity investment.
NWD Asset Management Holdings, Inc.	Delaware		The company is an investment holding company.
NWD Investment Management, Inc.	Delaware		The company acts as a holding company and provides other business services for the NWD Investments group of companies.
NWD Management & Research Trust	Delaware		The company acts as a holding company for the NWD Investments group of companies and as a registered investment adviser.
NWD MGT, LLC	Delaware
The company is a passive investment holder in Newhouse Special Situations Fund I, LLC for the purpose of allocation of earnings to the NWD Investments management team as it relates to the ownership and management of Newhouse Special Situations Fund I, LLC.

Pension Associates, Inc.	Wisconsin		The company provides pension plan administration and record keeping services, and pension plan and compensation consulting.
Premier Agency, Inc.	Iowa		The company is an insurance agency.
Privilege Underwriters, Inc.	Florida		The company acts as a holding company for the PURE Group of insurance companies.
Privilege Underwriters, Reciprocal Exchange	Florida		The company acts as a reciprocal insurance company.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Pure Insurance Company	Florida		The company acts as a captive reinsurance company.
Pure Risk Management, LLC	Florida		The company acts as an attorney-in-fact for Privilege Underwriters Reciprocal Exchange.
Registered Investment Advisors Services, Inc.	Texas		The company is a technology company that facilitates third-party money management services for registered investment advisers.
Retention Alternatives, Ltd.*	Bermuda		The company is a captive insurer and writes first dollar insurance policies in workers’ compensation, general liability and automobile liability for its affiliates in the United States.
Riverview International Group, Inc.	Delaware		The company is an insurance company.
RP&C International, Inc.	Ohio		The company is an investment-banking firm that provides specialist advisory services and innovative financial solutions to public and private companies internationally.
Scottsdale Indemnity Company	Ohio		The company is engaged in a general insurance business, except life insurance.
Scottsdale Insurance Company	Ohio		The company primarily provides excess and surplus lines of property and casualty insurance.
Scottsdale Surplus Lines Insurance Company	Arizona		The company provides excess and surplus lines coverage on a non-admitted basis.
THI Holdings (Delaware), Inc.*	Delaware		The company acts as a holding company for subsidiaries of the Nationwide group of companies.
Titan Auto Insurance of New Mexico, Inc.	New Mexico		The company is an insurance agency that operates employee agent storefronts.
Titan Indemnity Company	Texas		The company is a multi-line insurance company and is operating primarily as a property and casualty insurance company.
Titan Insurance Company	Michigan		The company is a property and casualty insurance company.
Titan Insurance Services, Inc.	Texas		The company is a Texas grandfathered managing general agency.
Veterinary Pet Insurance Company*	California		The company provides pet insurance.
Victoria Automobile Insurance Company	Indiana		The company is a property and casualty insurance company.
Victoria Fire & Casualty Company	Ohio		The company is a property and casualty insurance company.
Victoria National Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Select Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Specialty Insurance Company	Ohio		The company is a property and casualty insurance company.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
VPI Services, Inc.	California		The company operates as a nationwide pet registry service for holders of Veterinary Pet Insurance Company policies, including pet indemnification and a lost pet recovery program.
Western Heritage Insurance Company	Arizona		The company underwrites excess and surplus lines of property and casualty insurance.
Whitehall Holdings, Inc.	Texas		The company acts as a holding company for the Titan group of agencies.
W.I. of Florida (d.b.a. Titan Auto Insurance)	Florida		The company is an insurance agency and operates as an employee agent storefront for Titan Indemnity Company in Florida.

	COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
*	MFS Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Multi-Flex Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-A	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-B	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-C	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-D	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-II	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-3	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-4	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-5	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-6	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-7	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-8	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-9	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-10	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-11	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-12	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-13	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-14	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-15	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-16	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-17	Ohio		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account 1	Pennsylvania		Issuer of Annuity Contracts

	COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
*	Nationwide Provident VA Separate Account A	Delaware		Issuer of Annuity Contracts
	Nationwide VL Separate Account-A	Ohio		Issuer of Life Insurance Policies
	Nationwide VL Separate Account-B	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-C	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-D	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-G	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-2	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-3	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-4	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-5	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-6	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-7	Ohio		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account 1	Pennsylvania		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account A	Delaware		Issuer of Life Insurance Policies

NATIONWIDE®

NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY) OH
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE) OH
Subsidiary Companies — Solid Line
Contractual Association = Double Line
Limited Liability Company Dotted Line
Page 1

(Casualty, Fire and insurance related subsidiaries)

NATIONWIDE®

NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY)
OH
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE)
OH
IA
OH
NATIONWIDE BANK
FED
PENSION ASSOCIATES, INC.
WI
G.B.
LUX

(Nationwide Corp. subsidiaries)

Item 29.  Indemnification

Ohio's General Corporation Law expressly authorizes and Nationwide Life Insurance Company's Amended and Restated Code of Regulations provides for indemnification by Nationwide Life Insurance Company of any person who, because such person is or was a director, officer or employee of Nationwide Life Insurance Company was or is a party , or is threatened to be made a party to:

o	any threatened, pending or completed civil action, suit or proceeding;

o	any threatened, pending or completed criminal action, suit or proceeding;

o	any threatened, pending or completed administrative action or proceeding;

o	any threatened, pending or completed investigative action or proceeding.

The indemnification will be for actual and reasonable expenses, including attorney's fees, judgments, fines and amounts paid in settlement by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by Ohio's General Corporation Law.

Although Nationwide Life Insurance Company is of the opinion that the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding is permitted, Nationwide Life Insurance Company has been informed that , in the opinion of the Securities and Exchange Commission , the indemnification of directors, officers or persons controlling Nationwide Life Insurance Company for liabilities arising under the Securities Act of 1933 ("Act") is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities is asserted by a director, officer or controlling person in connection with the securities being registered, the registrant will submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act. Nationwide Life Insurance Company and the directors, officers and/or controlling persons will be governed by the final adjudication of such issue.  Nationwide Life Insurance Company will not be required to seek the court's determination if, in the opinion of Nationwide Life Insurance Company's counsel, the matter has been settled by controlling precedent.

Item 30.  Principal Underwriter

(a)	Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for the following separate investment accounts of NLIC or its affiliates:

MFS Variable Account	Nationwide VLI Separate Account
Multi-Flex Variable Account	Nationwide VLI Separate Account-2
Nationwide Variable Account	Nationwide VLI Separate Account-3
Nationwide Variable Account-II	Nationwide VLI Separate Account-4
Nationwide Variable Account-3	Nationwide VLI Separate Account-5
Nationwide Variable Account-4	Nationwide VLI Separate Account-6
Nationwide Variable Account-5	Nationwide VLI Separate Account-7
Nationwide Variable Account-6	Nationwide VL Separate Account-C
Nationwide Variable Account-7	Nationwide VL Separate Account-D
Nationwide Variable Account-8	Nationwide VL Separate Account-G
Nationwide Variable Account-9	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-10	Nationwide Provident VA Separate Account A
Nationwide Variable Account-11	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-12	Nationwide Provident VLI Separate Account A
Nationwide Variable Account-13
Nationwide Variable Account-14
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
Nationwide VA Separate Account-C
Nationwide VA Separate Account-D

(b)	Directors and Officers of NISC:

President	Robert O. Cline
Senior Vice President, Treasurer and Director	James D. Benson
Vice President-Chief Compliance Officer	James J. Rabenstine
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President-Financial Systems & Treasury Services and Assistant Treasurer	Terry C. Smetzer
Associate Vice President	John J. Humphries, Jr.
Assistant Secretary	Mark E. Hartman
Director	John L. Carter
Director	Eric S. Henderson

The business address of the Directors and Officers of Nationwide Investment Services Corporation is:
 One Nationwide Plaza, Columbus, Ohio 43215

(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A

Item 31.  Location of Accounts and Records

Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH  43215

Item 32.  Management Services

All management contracts are discussed in Part A or Part B.

Item 33.  Fee Representation

Nationwide Life Insurance Company hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Nationwide Life Insurance Company.

SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, Nationwide Provident VLI Separate Account 1 , certifies that it meets the requirement of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Columbus and the State of Ohio, on the 27 th   day of April, 2010 .

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1
(Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Depositor)

By: /s/ TIMOTHY D. CRAWFORD
Timothy D. Crawford

Pursuant to the requirements of the Securities Act, the registration statement has been signed below by the following persons in the capacities indicated on this 27 th   day of April, 2010 .

KIRT A. WALKER
Kirt A. Walker, President, Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
PETER A. GOLATO
Peter A. Golato, Senior Vice President-Individual Protection Business Head and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director
By: /s/ TIMOTHY D. CRAWFORD
Timothy D. Crawford
Attorney-in-Fact